The Bond Fund of America®
Investment portfolio
March 31, 2026
unaudited

Bonds, notes & other debt instruments 97.63% U.S. Treasury bonds & notes 31.92% U.S. Treasury 31.20%	Principal amount (000)	Value (000)
U.S. Treasury 3.75% 4/15/2026	USD355	$355
U.S. Treasury 4.875% 4/30/2026	68,000	68,065
U.S. Treasury 0.75% 5/31/2026	1,245	1,239
U.S. Treasury 4.375% 7/31/2026 (a)	1,221,000	1,223,790
U.S. Treasury 3.75% 8/31/2026	200,000	200,008
U.S. Treasury 0.875% 9/30/2026	54,857	54,091
U.S. Treasury 3.50% 9/30/2026	420,000	419,491
U.S. Treasury 1.125% 10/31/2026	99,997	98,483
U.S. Treasury 2.00% 11/15/2026	55,600	55,010
U.S. Treasury 4.625% 11/15/2026	3,500	3,518
U.S. Treasury 1.625% 11/30/2026	— (b)	— (b)
U.S. Treasury 4.25% 11/30/2026	297,064	298,050
U.S. Treasury 4.375% 12/15/2026	1,000	1,004
U.S. Treasury 4.25% 12/31/2026	50,000	50,185
U.S. Treasury 4.125% 1/31/2027	69,000	69,218
U.S. Treasury 2.25% 2/15/2027	3,000	2,962
U.S. Treasury 4.125% 2/15/2027	164,330	164,850
U.S. Treasury 1.875% 2/28/2027	107,551	105,757
U.S. Treasury 4.125% 2/28/2027	267,040	267,937
U.S. Treasury 4.25% 3/15/2027	72,000	72,354
U.S. Treasury 4.50% 4/15/2027	15,000	15,117
U.S. Treasury 3.75% 4/30/2027	279,020	278,928
U.S. Treasury 2.375% 5/15/2027	41,700	41,054
U.S. Treasury 4.50% 5/15/2027	34,759	35,021
U.S. Treasury 0.50% 5/31/2027	125,000	120,325
U.S. Treasury 2.625% 5/31/2027	350,150	345,479
U.S. Treasury 3.875% 5/31/2027	134,539	134,646
U.S. Treasury 0.50% 6/30/2027	6,000	5,761
U.S. Treasury 3.75% 6/30/2027	888,202	887,595
U.S. Treasury 4.375% 7/15/2027	11,054	11,132
U.S. Treasury 3.875% 7/31/2027 (a)	1,367,140	1,367,914
U.S. Treasury 2.25% 8/15/2027	17,500	17,134
U.S. Treasury 3.75% 8/15/2027	425,000	424,543
U.S. Treasury 0.50% 8/31/2027	26,084	24,900
U.S. Treasury 3.625% 8/31/2027	118,164	117,843
U.S. Treasury 3.375% 9/15/2027	501,000	497,843
U.S. Treasury 3.50% 9/30/2027	824,080	820,169
U.S. Treasury 3.875% 10/15/2027	43,166	43,199
U.S. Treasury 0.50% 10/31/2027	35,000	33,224
U.S. Treasury 3.50% 10/31/2027	1,040,000	1,034,735
U.S. Treasury 4.125% 10/31/2027	22,500	22,595
U.S. Treasury 4.125% 11/15/2027	4,974	4,996
U.S. Treasury 3.375% 11/30/2027	267,339	265,402
U.S. Treasury 4.00% 12/15/2027	5,000	5,014
U.S. Treasury 0.625% 12/31/2027	25,000	23,656
The Bond Fund of America — Page 1 of 122

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.375% 12/31/2027	USD471,465	$467,901
U.S. Treasury 3.875% 12/31/2027	112,100	112,194
U.S. Treasury 4.25% 1/15/2028	10,000	10,072
U.S. Treasury 3.50% 1/31/2028	11,709	11,644
U.S. Treasury 2.75% 2/15/2028	15,156	14,869
U.S. Treasury 4.25% 2/15/2028	18,000	18,141
U.S. Treasury 1.125% 2/29/2028	23,306	22,161
U.S. Treasury 3.375% 2/29/2028	252,480	250,522
U.S. Treasury 4.00% 2/29/2028	3,875	3,889
U.S. Treasury 1.25% 3/31/2028	25,580	24,330
U.S. Treasury 3.875% 3/31/2028	771,059	772,264
U.S. Treasury 3.75% 4/15/2028	311	310
U.S. Treasury 2.875% 5/15/2028	41,927	41,139
U.S. Treasury 3.75% 5/15/2028	3,764	3,760
U.S. Treasury 1.25% 5/31/2028	10,702	10,138
U.S. Treasury 3.625% 5/31/2028	3,400	3,387
U.S. Treasury 1.25% 6/30/2028	42,000	39,705
U.S. Treasury 3.875% 7/15/2028	4,516	4,522
U.S. Treasury 1.00% 7/31/2028	70,000	65,655
U.S. Treasury 4.125% 7/31/2028	132,534	133,471
U.S. Treasury 2.875% 8/15/2028	3,276	3,207
U.S. Treasury 3.625% 8/15/2028	11,695	11,647
U.S. Treasury 3.375% 9/15/2028	71,621	70,891
U.S. Treasury 1.25% 9/30/2028	14,100	13,245
U.S. Treasury 3.50% 10/15/2028	36,345	36,068
U.S. Treasury 3.50% 11/15/2028	311,910	309,424
U.S. Treasury 1.50% 11/30/2028	35,000	32,967
U.S. Treasury 4.375% 11/30/2028	103,137	104,583
U.S. Treasury 3.50% 12/15/2028	11,922	11,825
U.S. Treasury 3.50% 1/15/2029	474,210	470,246
U.S. Treasury 1.75% 1/31/2029	51,932	49,060
U.S. Treasury 4.00% 1/31/2029	21,384	21,485
U.S. Treasury 2.625% 2/15/2029	184,510	178,557
U.S. Treasury 3.50% 2/15/2029	59,099	58,593
U.S. Treasury 4.25% 2/28/2029	191,037	193,268
U.S. Treasury 3.50% 3/15/2029	46,406	46,005
U.S. Treasury 2.375% 3/31/2029	30,000	28,777
U.S. Treasury 2.875% 4/30/2029	204,760	199,097
U.S. Treasury 4.625% 4/30/2029	28,005	28,644
U.S. Treasury 2.375% 5/15/2029	5,000	4,788
U.S. Treasury 4.50% 5/31/2029	181,704	185,253
U.S. Treasury 3.25% 6/30/2029	18,000	17,679
U.S. Treasury 4.25% 6/30/2029	58,000	58,725
U.S. Treasury 3.50% 9/30/2029	61,600	60,876
U.S. Treasury 3.875% 9/30/2029	65,000	65,020
U.S. Treasury 4.125% 10/31/2029	286,293	288,686
U.S. Treasury 4.125% 11/30/2029	150,330	151,598
U.S. Treasury 3.875% 12/31/2029	169,618	169,565
U.S. Treasury 4.375% 12/31/2029	253,000	257,309
U.S. Treasury 3.50% 1/31/2030	152,870	150,768
U.S. Treasury 4.25% 1/31/2030	2,996	3,034
U.S. Treasury 1.50% 2/15/2030	60,500	55,376
U.S. Treasury 4.00% 2/28/2030	78,711	79,019
U.S. Treasury 3.875% 4/30/2030	429,436	429,067
The Bond Fund of America — Page 2 of 122

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.75% 5/31/2030	USD30,000	$29,824
U.S. Treasury 4.00% 5/31/2030	8,790	8,822
U.S. Treasury 3.875% 6/30/2030	23,620	23,589
U.S. Treasury 3.875% 7/31/2030 (a)	1,420,625	1,418,627
U.S. Treasury 4.00% 7/31/2030	15,360	15,412
U.S. Treasury 3.625% 8/31/2030	97,158	95,985
U.S. Treasury 3.625% 9/30/2030	217,751	215,080
U.S. Treasury 4.625% 9/30/2030 (a)	586,330	603,118
U.S. Treasury 3.625% 10/31/2030	350,000	345,543
U.S. Treasury 4.875% 10/31/2030	539,814	560,921
U.S. Treasury 0.875% 11/15/2030	110,000	95,911
U.S. Treasury 3.50% 11/30/2030	14,664	14,396
U.S. Treasury 3.625% 12/31/2030	280,609	276,850
U.S. Treasury 3.75% 12/31/2030	60,152	59,649
U.S. Treasury 4.00% 1/31/2031	135,000	135,301
U.S. Treasury 3.50% 2/28/2031	566,426	555,495
U.S. Treasury 3.875% 3/31/2031	576,475	574,696
U.S. Treasury 1.625% 5/15/2031	20,450	18,244
U.S. Treasury 4.25% 6/30/2031	200,000	202,555
U.S. Treasury 4.125% 7/31/2031	247,529	249,173
U.S. Treasury 1.25% 8/15/2031	18,563	16,114
U.S. Treasury 3.75% 8/31/2031	66,500	65,690
U.S. Treasury 3.625% 9/30/2031	47,870	46,976
U.S. Treasury 4.125% 10/31/2031	69,534	69,917
U.S. Treasury 1.375% 11/15/2031	95,000	82,413
U.S. Treasury 4.125% 11/30/2031	8,000	8,041
U.S. Treasury 4.375% 1/31/2032	41,000	41,709
U.S. Treasury 1.875% 2/15/2032	25,000	22,177
U.S. Treasury 4.125% 2/29/2032	154,346	154,955
U.S. Treasury 4.00% 4/30/2032	285,000	284,009
U.S. Treasury 2.875% 5/15/2032	529	495
U.S. Treasury 4.125% 5/31/2032	175,000	175,499
U.S. Treasury 4.00% 6/30/2032 (a)	406,926	405,194
U.S. Treasury 4.00% 7/31/2032	532,342	529,763
U.S. Treasury 2.75% 8/15/2032	27,904	25,814
U.S. Treasury 3.875% 8/31/2032	4,294	4,241
U.S. Treasury 3.875% 9/30/2032	816	805
U.S. Treasury 3.75% 10/31/2032	48,000	47,004
U.S. Treasury 3.75% 11/30/2032	10,909	10,678
U.S. Treasury 3.875% 12/31/2032	203,000	200,082
U.S. Treasury 3.75% 2/28/2033	243,000	237,495
U.S. Treasury 4.25% 3/31/2033	31,078	31,294
U.S. Treasury 4.375% 5/15/2034	23,600	23,850
U.S. Treasury 3.875% 8/15/2034	315,559	307,559
U.S. Treasury 4.25% 11/15/2034	60,955	60,946
U.S. Treasury 4.625% 2/15/2035	286,119	293,585
U.S. Treasury 4.25% 5/15/2035	67,536	67,367
U.S. Treasury 4.25% 8/15/2035	408,815	407,346
U.S. Treasury 4.00% 11/15/2035	43,735	42,669
U.S. Treasury 4.125% 2/15/2036 (a)	751,356	739,675
U.S. Treasury 4.50% 8/15/2039	92,710	91,848
U.S. Treasury 4.625% 2/15/2040	600	600
U.S. Treasury 1.125% 5/15/2040	51,250	32,275
U.S. Treasury 4.375% 5/15/2040	20,000	19,427
The Bond Fund of America — Page 3 of 122

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.375% 11/15/2040	USD41,650	$26,818
U.S. Treasury 1.875% 2/15/2041	186,596	129,262
U.S. Treasury 4.75% 2/15/2041	61,385	61,692
U.S. Treasury 2.25% 5/15/2041	15,174	11,058
U.S. Treasury 1.75% 8/15/2041	111,952	74,842
U.S. Treasury 2.00% 11/15/2041	685	474
U.S. Treasury 3.125% 11/15/2041	300	246
U.S. Treasury 2.375% 2/15/2042	89,955	65,548
U.S. Treasury 3.25% 5/15/2042	122,319	100,789
U.S. Treasury 2.75% 8/15/2042	3,811	2,914
U.S. Treasury 3.375% 8/15/2042	6,700	5,597
U.S. Treasury 2.75% 11/15/2042	1,735	1,320
U.S. Treasury 4.00% 11/15/2042	10,583	9,574
U.S. Treasury 3.875% 2/15/2043	4,000	3,553
U.S. Treasury 2.875% 5/15/2043	62,268	47,815
U.S. Treasury 3.875% 5/15/2043	29,009	25,705
U.S. Treasury 3.625% 8/15/2043	74,259	63,404
U.S. Treasury 4.75% 11/15/2043	6,349	6,270
U.S. Treasury 4.50% 2/15/2044	223,630	213,759
U.S. Treasury 3.375% 5/15/2044	38,700	31,628
U.S. Treasury 4.625% 5/15/2044	63,000	61,090
U.S. Treasury 4.125% 8/15/2044	14,933	13,540
U.S. Treasury 2.50% 2/15/2045	99,361	69,716
U.S. Treasury 4.75% 2/15/2045	200,842	197,296
U.S. Treasury 3.00% 5/15/2045	1,460	1,111
U.S. Treasury 5.00% 5/15/2045	343,869	348,248
U.S. Treasury 4.875% 8/15/2045	187,446	186,773
U.S. Treasury 4.625% 11/15/2045	19,082	18,398
U.S. Treasury 2.50% 2/15/2046	32,377	22,335
U.S. Treasury 4.625% 2/15/2046	99,144	95,573
U.S. Treasury 2.50% 5/15/2046	25,000	17,172
U.S. Treasury 2.25% 8/15/2046	65,440	42,664
U.S. Treasury 2.875% 11/15/2046	4	3
U.S. Treasury 3.00% 5/15/2047	53,500	39,782
U.S. Treasury 2.75% 8/15/2047	11,687	8,269
U.S. Treasury 2.75% 11/15/2047	5,300	3,739
U.S. Treasury 3.00% 2/15/2048	101,999	75,192
U.S. Treasury 3.125% 5/15/2048	1,150	865
U.S. Treasury 3.00% 8/15/2048	80,295	58,910
U.S. Treasury 3.375% 11/15/2048	3,958	3,101
U.S. Treasury 3.00% 2/15/2049	1,866	1,362
U.S. Treasury 2.875% 5/15/2049	44,876	31,897
U.S. Treasury 2.25% 8/15/2049	116,760	72,601
U.S. Treasury 2.375% 11/15/2049	36,677	23,367
U.S. Treasury 2.00% 2/15/2050	60,397	35,153
U.S. Treasury 1.25% 5/15/2050	124,788	59,216
U.S. Treasury 1.375% 8/15/2050 (a)	352,055	172,067
U.S. Treasury 1.625% 11/15/2050	42,400	22,114
U.S. Treasury 1.875% 2/15/2051	57,065	31,675
U.S. Treasury 2.375% 5/15/2051	46,632	29,167
U.S. Treasury 2.00% 8/15/2051	95,568	54,399
U.S. Treasury 1.875% 11/15/2051	30,977	17,018
U.S. Treasury 2.25% 2/15/2052	33,579	20,231
U.S. Treasury 2.875% 5/15/2052	110,560	76,641
The Bond Fund of America — Page 4 of 122

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.00% 11/15/2052	USD24,179	$20,771
U.S. Treasury 3.625% 2/15/2053	39,701	31,851
U.S. Treasury 4.125% 8/15/2053	14,957	13,115
U.S. Treasury 4.75% 11/15/2053	105,286	102,341
U.S. Treasury 4.25% 2/15/2054	29,331	26,267
U.S. Treasury 4.625% 5/15/2054	42,895	40,891
U.S. Treasury 4.25% 8/15/2054	35,578	31,856
U.S. Treasury 4.625% 2/15/2055	260,698	248,579
U.S. Treasury 4.75% 5/15/2055	166,272	161,868
U.S. Treasury 4.75% 8/15/2055 (a)	505,150	492,087
U.S. Treasury 4.625% 11/15/2055 (a)	1,315,419	1,256,225
U.S. Treasury 4.75% 2/15/2056	249,630	243,409
U.S. Treasury, interest only, 0% 8/15/2028	25,000	22,845
		31,120,779
U.S. Treasury inflation-protected securities 0.72%
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026 (c)	95,779	95,873
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026 (c)	— (b)	1
U.S. Treasury Inflation-Protected Security 1.25% 4/15/2028 (c)	32,798	32,935
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030 (c)	104,516	100,041
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (c)	— (b)	— (b)
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (c)	17,055	15,016
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (c)	507,281	470,993
		714,859
Total U.S. Treasury bonds & notes		31,835,638
Corporate bonds and notes 29.90% Financials 8.01%
AerCap Ireland Capital DAC 2.45% 10/29/2026	19,534	19,322
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028) (d)	EUR9,525	10,355
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028) (d)(e)	USD34,534	36,151
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034) (d)(e)	12,575	13,000
Ally Financial, Inc. 8.00% 11/1/2031	4,512	4,978
Ally Financial, Inc. 6.184% 7/26/2035 (USD-SOFR + 2.29% on 7/26/2034) (d)	2,500	2,509
Alpha Bank SA 7.50% 6/16/2027 (1-year EUR Mid-Swap + 5.084% on 6/16/2026) (d)	EUR4,540	5,306
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028) (d)	38,656	47,847
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (d)	27,109	32,440
American Express Co. 4.731% 4/25/2029 (USD-SOFR + 1.26% on 4/25/2028) (d)	USD10,000	10,066
American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029) (d)	4,000	4,119
American Express Co. 5.016% 4/25/2031 (USD-SOFR + 1.44% on 4/25/2030) (d)	15,933	16,202
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030) (d)	8,649	9,294
American Express Co. 4.456% 2/10/2032 (USD-SOFR + 0.867% on 2/10/2031) (d)	39,275	38,877
American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033) (d)	14,179	14,206
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (d)	6,236	6,351
American Express Co. 5.667% 4/25/2036 (USD-SOFR + 1.79% on 4/25/2035) (d)	40,417	41,790
American International Group, Inc. 4.85% 5/7/2030	4,355	4,401
American International Group, Inc. 5.125% 3/27/2033	21,129	21,355
American International Group, Inc. 5.45% 5/7/2035	9,483	9,677
American International Group, Inc. 4.375% 6/30/2050	6,730	5,456
AmWINS Group, Inc. 6.375% 2/15/2029 (e)	11,890	11,966
Aon Corp. 2.60% 12/2/2031	750	670
Aon Corp. 5.35% 2/28/2033	4,396	4,505
Aon Corp. 3.90% 2/28/2052	2,000	1,461
The Bond Fund of America — Page 5 of 122

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Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Aon North America, Inc. 5.15% 3/1/2029	USD22,500	$22,986
Aon North America, Inc. 5.30% 3/1/2031	500	510
Aon North America, Inc. 5.45% 3/1/2034	25,911	26,472
Aon North America, Inc. 5.75% 3/1/2054	12,289	11,850
Apollo Debt Solutions BDC 5.70% 1/23/2031 (e)	5,573	5,440
Arthur J. Gallagher & Co. 4.85% 12/15/2029	20,000	20,226
Arthur J. Gallagher & Co. 5.55% 2/15/2055	4,500	4,204
Athene Global Funding 4.83% 5/9/2028 (e)	20,000	19,936
Athene Global Funding 4.721% 10/8/2029 (e)	3,200	3,150
Athene Global Funding 5.033% 7/17/2030 (e)	15,000	14,851
Athene Global Funding 5.543% 8/22/2035 (e)	6,721	6,602
Athene Holding, Ltd. 6.625% 5/19/2055	14,536	14,019
Australia and New Zealand Banking Group, Ltd. 6.742% 12/8/2032 (e)	1,518	1,647
Banco de Credito Social Cooperativo SA 7.50% 9/14/2029 (1-year EUR-ICE Swap EURIBOR + 4.269% on 9/14/2028) (d)	EUR6,200	7,810
Banco de Credito Social Cooperativo SA 4.125% 9/3/2030 (1-year EUR-ICE Swap EURIBOR + 1.70% on 9/3/2029) (d)	23,800	27,846
Banco de Sabadell SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028) (d)	10,000	11,938
Banco de Sabadell SA 5.50% 9/8/2029 (1-year EUR-ICE Swap EURIBOR + 2.40% on 9/8/2028) (d)	10,000	12,091
Banco Santander SA 5.294% 8/18/2027	USD9,800	9,896
Banco Santander SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026) (d)	7,800	7,701
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (d)	19,965	18,853
Bank of America Corp. 3.824% 1/20/2028 (3-month USD CME Term SOFR + 1.837% on 1/20/2027) (d)	25,338	25,216
Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027) (d)	35,000	34,471
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027) (d)	314	314
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027) (d)	4,738	4,770
Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027) (d)	17,490	17,188
Bank of America Corp. 4.979% 1/24/2029 (USD-SOFR + 0.83% on 1/24/2028) (d)	4,000	4,032
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028) (d)	30,222	28,759
Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029) (d)	15,273	14,449
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030) (d)	28,859	25,710
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (d)	30,640	27,163
Bank of America Corp. 4.456% 2/6/2032 (USD-SOFR + 0.87% on 2/6/2031) (d)	50,125	49,508
Bank of America Corp. 2.651% 3/11/2032 (USD-SOFR + 1.22% on 3/11/2031) (d)	31,355	28,447
Bank of America Corp. 2.687% 4/22/2032 (USD-SOFR + 1.32% on 4/22/2031) (d)	14,007	12,698
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (d)	83,471	73,711
Bank of America Corp. 2.572% 10/20/2032 (USD-SOFR + 1.21% on 10/20/2031) (d)	33,482	29,801
Bank of America Corp. 2.972% 2/4/2033 (USD-SOFR + 1.33% on 2/4/2032) (d)	15,227	13,788
Bank of America Corp. 4.571% 4/27/2033 (USD-SOFR + 1.83% on 4/27/2032) (d)	1,180	1,160
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033) (d)	5,128	5,371
Bank of America Corp. 5.045% 2/6/2037 (USD-SOFR + 1.13% on 2/6/2036) (d)	77,127	76,132
Bank of America Corp. 2.676% 6/19/2041 (USD-SOFR + 1.93% on 6/19/2040) (d)	530	380
Bank of America Corp. 2.831% 10/24/2051 (USD-SOFR + 1.88% on 10/24/2050) (d)	926	568
Bank of East Asia, Ltd. 4.875% 4/22/2032 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 4/22/2027) (d)	12,000	11,955
Bank of Ireland Group PLC 2.029% 9/30/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 9/30/2026) (d)(e)	9,200	9,085
Bank of Montreal 5.30% 6/5/2026	10,000	10,025
Bank of Montreal 4.10% 12/15/2027 (USD-SOFR + 0.525% on 12/15/2026) (d)	9,000	8,984
Bank of Montreal 4.062% 9/22/2028 (USD-SOFR + 0.75% on 9/22/2027) (d)	903	898
Bank of Montreal 4.338% 3/19/2030 (USD-SOFR + 0.89% on 3/19/2029) (d)	15,000	14,936
Bank of Montreal 4.35% 9/22/2031 (USD-SOFR + 0.75% on 9/22/2030) (d)	31,492	31,056
The Bond Fund of America — Page 6 of 122

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Bank of New York Mellon Corp. 4.947% 4/26/2027 (USD-SOFR + 1.026% on 4/26/2026) (d)	USD15,000	$15,005
Bank of New York Mellon Corp. 5.802% 10/25/2028 (USD-SOFR + 1.802% on 10/25/2027) (d)	10,000	10,226
Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029) (d)	20,345	20,690
Bank of New York Mellon Corp. 4.942% 2/11/2031 (USD-SOFR + 0.887% on 2/11/2030) (d)	41,454	42,009
Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031) (d)	16,601	16,927
Bank of Nova Scotia (The) 5.40% 6/4/2027	15,000	15,195
Bank of Nova Scotia (The) 5.25% 6/12/2028	10,000	10,204
Bank of Nova Scotia (The) 4.932% 2/14/2029 (USD-SOFR + 0.89% on 2/14/2028) (d)	20,000	20,174
Banque Federative du Credit Mutuel 0.82% 10/16/2026	JPY2,100,000	13,193
Banque Federative du Credit Mutuel 5.088% 1/23/2027 (e)	USD30,000	30,185
Banque Federative du Credit Mutuel 4.541% 1/15/2031 (e)	31,000	30,585
Barclays Bank PLC 7.437% 11/2/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.50% on 11/2/2032) (d)	20,000	22,372
Barclays PLC 4.837% 9/10/2028 (USD-SOFR + 1.34% on 9/10/2027) (d)	20,000	20,081
Barclays PLC 6.49% 9/13/2029 (USD-SOFR + 2.22% on 9/13/2028) (d)	7,000	7,290
BBVA Bancomer SA 7.625% 2/11/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.375% on 2/11/2030) (d)(e)	4,290	4,440
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033) (d)(e)	3,947	4,247
Berkshire Hathaway Finance Corp. 4.20% 8/15/2048	7,829	6,385
Blackstone Holdings Finance Co., LLC 5.90% 11/3/2027 (e)	5,375	5,488
Blackstone Holdings Finance Co., LLC 6.20% 4/22/2033 (e)	1,020	1,081
Blackstone Private Credit Fund 3.25% 3/15/2027	10,000	9,753
Blackstone Private Credit Fund 5.95% 7/16/2029	28,197	27,793
Blackstone Private Credit Fund 5.35% 3/12/2031	6,563	6,238
Blackstone Reg Finance Co., LLC 4.95% 2/15/2036	6,545	6,320
Blackstone, Inc. 5.00% 12/6/2034	3,065	3,002
Block, Inc. 2.75% 6/1/2026	8,000	7,969
Block, Inc. 5.625% 8/15/2030 (e)	9,080	9,035
Block, Inc. 6.00% 8/15/2033 (e)	5,815	5,725
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027) (d)(e)	2,500	2,462
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (d)(e)	25,187	23,733
BNP Paribas SA 5.497% 5/20/2030 (USD-SOFR + 1.59% on 5/20/2029) (d)(e)	52,400	53,695
BNP Paribas SA 5.283% 11/19/2030 (USD-SOFR + 1.28% on 11/19/2029) (d)(e)	13,573	13,785
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031) (d)(e)	214	194
BNP Paribas SA 4.916% 1/15/2034 (USD-SOFR + 1.294% on 1/15/2033) (d)(e)	14,459	14,145
BPCE SA 0.895% 12/14/2026	JPY500,000	3,138
BPCE SA 2.045% 10/19/2027 (USD-SOFR + 1.087% on 10/19/2026) (d)(e)	USD5,000	4,931
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028) (d)(e)	46,338	48,482
BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029) (d)(e)	26,614	27,287
BPCE SA 5.876% 1/14/2031 (USD-SOFR + 1.68% on 1/14/2030) (d)(e)	15,000	15,458
BPCE SA 5.389% 5/28/2031 (USD-SOFR + 1.581% on 5/28/2030) (d)(e)	13,832	14,024
BPCE SA 4.76% 1/13/2032 (USD-SOFR + 1.267% on 1/13/2031) (d)(e)	47,266	46,631
BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034) (d)(e)	6,657	6,812
BPCE SA 5.417% 1/13/2037 (USD-SOFR + 1.568% on 1/13/2036) (d)(e)	48,260	47,072
Brown & Brown, Inc. 4.90% 6/23/2030	46,746	46,715
Brown & Brown, Inc. 5.25% 6/23/2032	1,443	1,441
Brown & Brown, Inc. 5.55% 6/23/2035	25,536	25,516
Brown & Brown, Inc. 6.25% 6/23/2055	13,303	13,278
CaixaBank SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (d)(e)	9,469	9,728
CaixaBank SA 4.634% 7/3/2029 (USD-SOFR + 1.14% on 7/3/2028) (d)(e)	15,000	15,028
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (d)(e)	56,421	57,982
CaixaBank SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033) (d)(e)	1,872	2,040
CaixaBank SA 5.581% 7/3/2036 (USD-SOFR + 1.79% on 7/3/2035) (d)(e)	10,000	10,062
The Bond Fund of America — Page 7 of 122

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Canadian Imperial Bank of Commerce 5.237% 6/28/2027	USD20,000	$20,225
Canadian Imperial Bank of Commerce 5.26% 4/8/2029	12,000	12,265
Canadian Imperial Bank of Commerce 4.283% 1/29/2030 (USD-SOFR + 0.79% on 1/29/2029) (d)	15,000	14,903
Canadian Imperial Bank of Commerce 4.631% 9/11/2030 (USD-SOFR + 1.335% on 9/11/2029) (d)	8,481	8,495
Canadian Imperial Bank of Commerce 5.245% 1/13/2031 (USD-SOFR + 1.105% on 1/13/2030) (d)	3,200	3,266
Canadian Imperial Bank of Commerce 3.60% 4/7/2032	197	185
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028) (d)	628	638
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029) (d)	7,510	7,706
Capital One Financial Corp. 4.722% 1/30/2032 (USD-SOFR + 1.15% on 1/30/2031) (d)	2,000	1,970
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (d)	4,196	4,338
Capital One Financial Corp. 5.197% 9/11/2036 (USD-SOFR + 1.63% on 9/11/2035) (d)	7,050	6,837
Capital One Financial Corp. 5.399% 1/30/2037 (USD-SOFR + 1.508% on 1/30/2036) (d)	7,200	7,058
Capital One, NA 3.45% 7/27/2026	2,343	2,336
Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028) (d)	15,000	15,416
Charles Schwab Corp. (The) 6.196% 11/17/2029 (USD-SOFR + 1.878% on 11/17/2028) (d)	5,000	5,227
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	200	183
Chubb INA Holdings, LLC 3.35% 5/3/2026	100	100
Chubb INA Holdings, LLC 5.00% 3/15/2034	38,763	38,994
Chubb INA Holdings, LLC 4.90% 8/15/2035	14,000	13,791
Chubb INA Holdings, LLC 4.35% 11/3/2045	100	84
Cipher Compute, LLC 7.125% 11/15/2030 (e)	1,950	2,023
Citibank, NA 4.914% 5/29/2030	30,375	30,855
Citigroup, Inc. 3.07% 2/24/2028 (USD-SOFR + 1.28% on 2/24/2027) (d)	15,570	15,384
Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028) (d)	24,309	24,439
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (d)	14,228	14,182
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029) (d)	8,952	8,457
Citigroup, Inc. 4.952% 5/7/2031 (USD-SOFR + 1.463% on 5/7/2030) (d)	21,224	21,369
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030) (d)	53,066	48,657
Citigroup, Inc. 4.503% 9/11/2031 (USD-SOFR + 1.171% on 9/11/2030) (d)	1,000	989
Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031) (d)	33,785	30,234
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031) (d)	40,560	35,787
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032) (d)	3,542	3,204
Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032) (d)	1,810	1,698
Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032) (d)	1,490	1,484
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032) (d)	39,666	42,414
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (d)	3,315	3,386
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (d)	15,077	15,128
Citigroup, Inc. 5.174% 9/11/2036 (USD-SOFR + 1.488% on 9/11/2035) (d)	400	397
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029) (d)	65,428	67,390
Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031) (d)	1,485	1,527
Coinbase Global, Inc. 3.625% 10/1/2031 (e)	13,000	11,000
Commonwealth Bank of Australia 2.688% 3/11/2031 (e)	17,450	15,797
Corebridge Financial, Inc. 3.85% 4/5/2029	17,379	16,975
Corebridge Financial, Inc. 3.90% 4/5/2032	18,411	17,279
Corebridge Financial, Inc. 4.35% 4/5/2042	208	171
Corebridge Financial, Inc. 4.40% 4/5/2052	739	576
Corebridge Global Funding 4.65% 8/20/2027 (e)	9,280	9,290
Corebridge Global Funding 4.90% 1/7/2028 (e)	10,570	10,642
Corebridge Global Funding 5.20% 6/24/2029 (e)	15,000	15,210
Corebridge Global Funding 4.90% 12/3/2029 (e)	15,000	15,061
Credit Agricole SA 5.335% 1/10/2030 (USD-SOFR + 1.69% on 1/10/2029) (d)(e)	15,000	15,273
Dai-ichi Life Insurance Co., Ltd. (The) 6.20% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 2.515% on 1/16/2035) (d)(e)	1,500	1,510
The Bond Fund of America — Page 8 of 122

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027) (d)(e)	USD8,300	$8,289
Danske Bank AS 4.662% 3/27/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 3/27/2028) (d)(e)	14,393	14,427
Danske Bank AS 4.999% 3/27/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.98% on 3/27/2031) (d)(e)	19,924	19,983
Deutsche Bank AG 7.146% 7/13/2027 (USD-SOFR + 2.52% on 7/13/2026) (d)	7,493	7,544
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026) (d)	3,124	3,082
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (d)	24,587	24,207
Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027) (d)	17,768	17,919
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028) (d)	29,053	30,110
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (d)	18,488	19,415
Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029) (d)	9,870	9,919
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (d)	17,875	16,810
Deutsche Bank AG 4.469% 12/10/2031 (USD-SOFR + 1.10% on 12/10/2030) (d)	10,500	10,327
Deutsche Bank AG 4.725% 2/6/2032 (USD-SOFR + 1.135% on 2/6/2031) (d)	89,066	87,735
DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026) (d)(e)	8,037	8,000
Eurobank SA 2.00% 5/5/2027 (1-year EUR Mid-Swap + 2.398% on 5/5/2026) (d)	EUR10,715	12,374
Eurobank SA 2.25% 3/14/2028 (1-year EUR Mid-Swap + 2.634% on 3/14/2027) (d)	21,171	24,255
Eurobank SA 7.00% 1/26/2029 (1-year EUR Mid-Swap + 4.418% on 1/26/2028) (d)	25,825	31,662
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028) (d)	73,505	89,927
Eurobank SA 4.00% 9/24/2030 (1-year EUR Mid-Swap + 2.127% on 9/24/2029) (d)	6,720	7,786
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030) (d)	4,490	5,358
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028) (d)	USD1,285	1,332
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029) (d)	3,499	3,514
Fiserv, Inc. 3.50% 7/1/2029	406	389
Fiserv, Inc. 2.65% 6/1/2030	900	820
Five Corners Funding Trust III 5.791% 2/15/2033 (e)	9,500	9,804
GA Global Funding Trust 4.50% 9/18/2030 (e)	15,000	14,452
GA Global Funding Trust 5.50% 4/1/2032 (e)	22,500	22,203
Global Payments, Inc. 2.90% 5/15/2030	631	577
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026) (d)	25,000	24,678
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026) (d)	1,010	996
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027) (d)	10,000	9,922
Goldman Sachs Group, Inc. 4.148% 1/21/2029 (USD-SOFR + 0.71% on 1/21/2028) (d)	42,000	41,752
Goldman Sachs Group, Inc. 3.814% 4/23/2029 (3-month USD CME Term SOFR + 1.42% on 4/23/2028) (d)	3,600	3,552
Goldman Sachs Group, Inc. 2.60% 2/7/2030	3,284	3,056
Goldman Sachs Group, Inc. 3.80% 3/15/2030	9,419	9,156
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (d)	35,475	36,606
Goldman Sachs Group, Inc. 5.049% 7/23/2030 (USD-SOFR + 1.21% on 7/23/2029) (d)	50,944	51,566
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029) (d)	18,364	18,382
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (d)	51,236	50,248
Goldman Sachs Group, Inc. 4.516% 1/21/2032 (USD-SOFR + 0.96% on 1/21/2031 (d)	46,876	46,175
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031) (d)	14,330	12,581
Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031) (d)	36,354	32,667
Goldman Sachs Group, Inc. 2.383% 7/21/2032 (USD-SOFR + 1.248% on 7/21/2031) (d)	1,379	1,218
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032) (d)	1,478	1,335
Goldman Sachs Group, Inc. 5.33% 7/23/2035 (USD-SOFR + 1.55% on 7/23/2034) (d)	42,375	42,533
Goldman Sachs Group, Inc. 4.939% 10/21/2036 (USD-SOFR + 1.33% on 10/21/2035) (d)	69,327	67,163
Goldman Sachs Group, Inc. 5.065% 1/21/2037 (USD-SOFR + 1.19% on 1/21/2036) (d)	41,503	40,592
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041) (d)	11,961	8,432
Goldman Sachs Group, Inc. 5.541% 1/21/2047 (USD-SOFR + 1.32% on 1/21/2046) (d)	29,500	28,134
Goldman Sachs Private Credit Corp. 5.05% 2/23/2028 (e)	12,043	11,865
The Bond Fund of America — Page 9 of 122

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
HSBC Holdings PLC (USD-SOFR + 1.57%) 3.63% 8/14/2027 (f)	USD13,000	$13,038
HSBC Holdings PLC 5.597% 5/17/2028 (USD-SOFR + 1.06% on 5/17/2027) (d)	17,790	17,993
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027) (d)	14,472	14,506
HSBC Holdings PLC 7.39% 11/3/2028 (USD-SOFR + 7.39% on 11/3/2027) (d)	3,357	3,500
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028) (d)	60,285	57,075
HSBC Holdings PLC 4.398% 3/10/2030 (USD-SOFR + 0.99% on 3/10/2029) (d)	76,770	76,216
HSBC Holdings PLC 4.95% 3/31/2030	3,150	3,188
HSBC Holdings PLC 5.286% 11/19/2030 (USD-SOFR + 1.29% on 11/19/2029) (d)	5,278	5,375
HSBC Holdings PLC (USD-SOFR + 1.57%) 3.63% 5/13/2031 (f)	7,250	7,312
HSBC Holdings PLC 5.24% 5/13/2031 (USD-SOFR + 1.57% on 5/13/2030) (d)	2,500	2,536
HSBC Holdings PLC 4.619% 11/6/2031 (USD-SOFR + 1.19% on 11/6/2030) (d)	25,385	25,040
HSBC Holdings PLC 4.675% 3/10/2032 (USD-SOFR + 1.21% on 3/10/2031) (d)	29,325	28,943
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031) (d)	40,267	36,226
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (d)	648	580
HSBC Holdings PLC 8.113% 11/3/2033 (USD-SOFR + 4.25% on 11/3/2032) (d)	6,963	7,981
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033) (d)	26,937	29,775
HSBC Holdings PLC 8.201% 11/16/2034 (5-year GBP-GILT + 4.55% on 11/16/2029) (d)	GBP5,190	7,407
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (d)	USD31,448	31,552
HSBC Holdings PLC 5.79% 5/13/2036 (USD-SOFR + 1.88% on 5/13/2035) (d)	3,089	3,176
HSBC Holdings PLC 5.133% 11/6/2036 (USD-SOFR + 1.43% on 11/6/2035) (d)	13,740	13,446
Huntington Bancshares, Inc. 5.272% 1/15/2031 (USD-SOFR + 1.276% on 1/15/2030) (d)	15,000	15,233
ING Groep NV 6.083% 9/11/2027 (USD-SOFR + 1.56% on 9/11/2026) (d)	12,000	12,075
Insurance Australia Group, Ltd. (3-month AUD-BBSW + 2.45%) 6.624% 12/15/2036 (f)	AUD10,280	7,160
Intercontinental Exchange, Inc. 4.20% 3/15/2031	USD12,000	11,838
Intercontinental Exchange, Inc. 5.25% 6/15/2031	11,768	12,128
Intercontinental Exchange, Inc. 4.60% 3/15/2033	2,800	2,765
Intercontinental Exchange, Inc. 4.95% 6/15/2052	683	603
Intercontinental Exchange, Inc. 3.00% 9/15/2060	134	77
Intesa Sanpaolo SpA 3.875% 7/14/2027 (e)	10,275	10,203
Intesa Sanpaolo SpA 3.875% 1/12/2028 (e)	4,974	4,923
Intesa Sanpaolo SpA 4.00% 9/23/2029 (e)	3,000	2,936
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032) (d)(e)	74,525	85,913
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (d)(e)	24,119	27,526
Jackson National Life Global Funding 4.55% 9/9/2030 (e)	20,000	19,608
Jane Street Group, LLC 6.125% 11/1/2032 (e)	10,000	9,898
JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026) (d)	10,000	10,096
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (d)	34,937	35,119
JPMorgan Chase & Co. 3.782% 2/1/2028 (3-month USD CME Term SOFR + 1.599% on 2/1/2027) (d)	8,408	8,367
JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027) (d)	14,275	14,097
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027) (d)	23,168	23,455
JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027) (d)	14,106	14,204
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027) (d)	13,250	13,318
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027) (d)	27,736	27,738
JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028) (d)	875	870
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028) (d)	5,016	5,110
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (d)	7,203	7,425
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (d)	7,120	7,225
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (d)	31,142	31,214
JPMorgan Chase & Co. 1.764% 11/19/2031 (3-month USD CME Term SOFR + 1.105% on 11/19/2030) (d)	727	638
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (d)	64,684	56,972
JPMorgan Chase & Co. 2.58% 4/22/2032 (3-month USD CME Term SOFR + 1.25% on 4/22/2031) (d)	3,475	3,141
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031) (d)	72,425	64,407
The Bond Fund of America — Page 10 of 122

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034) (d)	USD9,502	$9,900
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (d)	2,838	2,874
JPMorgan Chase & Co. 5.502% 1/24/2036 (USD-SOFR + 1.315% on 1/24/2035) (d)	5,155	5,278
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (d)	40,552	41,804
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (d)	91,927	89,292
JPMorgan Chase & Co. 4.898% 1/22/2037 (USD-SOFR + 1.07% on 1/22/2036) (d)	56,456	55,264
JPMorgan Chase & Co. 3.109% 4/22/2051 (USD-SOFR + 2.44% on 4/22/2050) (d)	1,845	1,205
JPMorgan Chase & Co. 3.328% 4/22/2052 (USD-SOFR + 1.58% on 4/22/2051) (d)	3,997	2,724
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (d)	19,035	18,855
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028) (d)(e)	14,200	14,520
KBC Groep NV 4.932% 10/16/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.07% on 10/16/2029) (d)(e)	4,550	4,581
KBC Groep NV 6.324% 9/21/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 9/21/2033) (d)(e)	2,318	2,481
Kookmin Bank 5.375% 5/8/2027 (e)	3,270	3,311
Legend Fortune, Ltd., Series EMTN, (USD-SOFR + 0.60%) 4.266% 8/26/2028 (f)	1,160	1,160
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026) (d)	312	311
Lloyds Banking Group PLC 5.871% 3/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 3/6/2028) (d)	8,100	8,302
Lloyds Banking Group PLC 5.721% 6/5/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.07% on 6/5/2029) (d)	13,659	14,108
Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034) (d)	13,132	13,497
LSEG US Fin Corp. 4.25% 3/23/2029 (e)	20,000	19,858
LSEG US Fin Corp. 5.25% 3/23/2036 (e)	3,635	3,601
M&T Bank Corp. 7.413% 10/30/2029 (USD-SOFR + 2.80% on 10/30/2028) (d)	37,790	40,390
Marsh & McLennan Cos., Inc. 2.25% 11/15/2030	221	200
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	14,500	14,627
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	29,004	28,896
Marsh & McLennan Cos., Inc. 4.95% 3/15/2036	10,020	9,931
Marsh & McLennan Cos., Inc. 2.90% 12/15/2051	875	541
Marsh & McLennan Cos., Inc. 5.45% 3/15/2054	950	898
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	18,947	17,782
Mastercard, Inc. 4.95% 3/15/2032	1,995	2,046
Mastercard, Inc. 4.875% 5/9/2034	1,565	1,575
Mastercard, Inc. 4.55% 1/15/2035	4,492	4,414
Meiji Yasuda Life Insurance Co. 5.80% 9/11/2054 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.033% on 9/11/2034) (d)(e)	2,470	2,451
Meiji Yasuda Life Insurance Co. 6.10% 6/11/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.911% on 6/11/2035) (d)(e)	1,030	1,035
Met Tower Global Funding 5.40% 6/20/2026 (e)	10,000	10,030
Met Tower Global Funding 5.25% 4/12/2029 (e)	12,000	12,242
MetLife Capital Trust IV, junior subordinated, 7.875% 12/15/2067 (3-month USD CME Term SOFR + 4.222% on 12/15/2037) (d)(e)	100	108
MetLife, Inc. 4.55% 3/23/2030	417	419
MetLife, Inc. 5.375% 7/15/2033	8,398	8,667
MetLife, Inc. 5.30% 12/15/2034	4,000	4,094
MetLife, Inc. 4.60% 5/13/2046	800	694
Metropolitan Life Global Funding I 3.45% 12/18/2026 (e)	2,315	2,302
Metropolitan Life Global Funding I 5.05% 1/6/2028 (e)	1,418	1,434
Metropolitan Life Global Funding I 5.40% 9/12/2028 (e)	6,000	6,144
The Bond Fund of America — Page 11 of 122

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Metropolitan Life Global Funding I 4.85% 1/8/2029 (e)	USD15,000	$15,166
Metropolitan Life Global Funding I 4.30% 8/25/2029 (e)	884	877
Metropolitan Life Global Funding I 4.90% 1/9/2030 (e)	5,000	5,046
Metropolitan Life Global Funding I 2.95% 4/9/2030 (e)	980	921
Metropolitan Life Global Funding I 4.35% 1/12/2031 (e)	11,374	11,255
Metropolitan Life Global Funding I 5.15% 3/28/2033 (e)	1,868	1,888
Metropolitan Life Global Funding I 5.05% 1/8/2034 (e)	2,000	2,011
Mitsubishi UFJ Financial Group, Inc. 5.422% 2/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.38% on 2/22/2028) (d)	10,000	10,164
Mitsubishi UFJ Financial Group, Inc. 5.258% 4/17/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.82% on 4/17/2029) (d)	10,000	10,178
Mitsubishi UFJ Financial Group, Inc. (USD-SOFR + 1.13%) 3.63% 9/12/2031 (f)	6,000	6,028
Mitsubishi UFJ Financial Group, Inc. 4.527% 9/12/2031 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.13% on 9/12/2030) (d)	8,000	7,928
Mitsubishi UFJ Financial Group, Inc., 4.505% 1/14/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.80% on 1/14/2031) (d)	15,000	14,788
Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032) (d)	631	637
Mizuho Financial Group, Inc. 1.234% 5/22/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 5/22/2026) (d)	10,000	9,953
Mizuho Financial Group, Inc. 5.376% 5/26/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.12% on 5/26/2029) (d)	15,000	15,349
Mizuho Financial Group, Inc. 5.594% 7/10/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 7/10/2034) (d)	11,000	11,285
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026) (d)	2,884	2,858
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027) (d)	2,594	2,625
Morgan Stanley 4.968% 7/14/2028 (USD-SOFR + 0.93% on 7/14/2027) (d)	3,500	3,521
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (d)	5,750	5,803
Morgan Stanley 4.133% 10/18/2029 (USD-SOFR + 0.913% on 10/18/2028) (d)	60,650	59,959
Morgan Stanley 6.407% 11/1/2029 (USD-SOFR + 1.83% on 11/1/2028) (d)	4,220	4,405
Morgan Stanley 4.238% 1/9/2030 (USD-SOFR + 0.80% on 1/9/2029) (d)	45,205	44,758
Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029) (d)	5,020	5,091
Morgan Stanley 4.213% 2/8/2030 (USD-SOFR + 0.762% on 2/8/2029) (d)	41,967	41,548
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (d)	31,689	32,604
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029) (d)	7,840	7,932
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (d)	58,705	58,691
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030) (d)	30,787	31,267
Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030) (d)	21,196	21,517
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (d)	75,281	73,792
Morgan Stanley 4.493% 1/16/2032 (USD-SOFR + 0.95% on 1/16/2031) (d)	1,912	1,880
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (d)	13,962	12,094
Morgan Stanley 4.708% 3/12/2032 (USD-SOFR + 1.195% on 3/12/2031) (d)	37,125	36,883
Morgan Stanley 1.928% 4/28/2032 (USD-SOFR + 1.02% on 4/28/2031) (d)	6,049	5,245
Morgan Stanley 5.466% 1/18/2035 (USD-SOFR + 1.73% on 1/18/2034) (d)	799	812
Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034) (d)	1,185	1,231
Morgan Stanley 5.587% 1/18/2036 (USD-SOFR + 1.418% on 1/18/2035) (d)	1,164	1,187
Morgan Stanley 5.664% 4/17/2036 (USD-SOFR + 1.757% on 4/17/2035) (d)	6,557	6,718
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (d)	75,639	73,150
Morgan Stanley 5.073% 1/30/2037 (USD-SOFR + 1.184% on 1/30/2036) (d)	70,186	68,789
Morgan Stanley 5.297% 4/20/2037 (USD-SOFR + 2.62% on 4/20/2032) (d)	13,453	13,428
Nasdaq, Inc. 5.35% 6/28/2028	960	980
National Australia Bank, Ltd. 5.087% 6/11/2027	10,000	10,113
National Australia Bank, Ltd. 4.90% 6/13/2028	5,000	5,078
National Australia Bank, Ltd. 4.787% 1/10/2029	12,000	12,229
The Bond Fund of America — Page 12 of 122

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
National Australia Bank, Ltd. 5.181% 6/11/2034 (e)	USD1,243	$1,274
NatWest Group PLC 5.583% 3/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 3/1/2027) (d)	20,000	20,200
NatWest Group PLC 3.073% 5/22/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.55% on 5/22/2027) (d)	7,500	7,380
NatWest Group PLC 4.445% 5/8/2030 (3-month EUR-EURIBOR + 1.871% on 5/8/2029) (d)	9,464	9,410
Navient Corp. 5.00% 3/15/2027	6,250	6,114
Navient Corp. 5.50% 3/15/2029	10,000	9,176
Navient Corp. 7.875% 6/15/2032	4,000	3,571
Navient Corp. 5.625% 8/1/2033	3,000	2,342
New York Life Global Funding 3.25% 4/7/2027 (e)	2,164	2,146
New York Life Global Funding 4.90% 6/13/2028 (e)	7,500	7,597
New York Life Global Funding 4.60% 6/3/2030 (e)	3,000	3,014
New York Life Global Funding 1.20% 8/7/2030 (e)	4,913	4,279
New York Life Global Funding 4.55% 1/28/2033 (e)	3,067	3,023
New York Life Global Funding 5.35% 1/23/2035 (e)	15,000	15,328
Nippon Life Insurance Co. 6.50% 4/30/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.189% on 4/30/2035) (d)(e)	13,201	13,649
Nomura Holdings, Inc. (USD-SOFR + 1.25%) 3.63% 7/2/2027 (f)	5,000	5,031
Nomura Holdings, Inc. 5.594% 7/2/2027	15,000	15,187
NongHyup Bank 4.875% 7/3/2028 (e)	13,213	13,405
Northwestern Mutual Global Funding 4.90% 6/12/2028 (e)	12,000	12,139
OneMain Finance Corp. 7.875% 3/15/2030	9,120	9,418
OneMain Finance Corp. 6.50% 3/15/2033	4,000	3,827
PayPal Holdings, Inc. 3.90% 6/1/2027	5,603	5,577
PayPal Holdings, Inc. 4.40% 6/1/2032	4,268	4,193
PayPal Holdings, Inc. 5.05% 6/1/2052	2,799	2,395
Piraeus Bank SA 7.25% 7/13/2028 (1-year EUR Mid-Swap + 3.692% on 7/13/2027) (d)	EUR2,565	3,099
Piraeus Bank SA 4.625% 7/17/2029 (1-year EUR Mid-Swap + 1.723% on 7/17/2028) (d)	1,285	1,518
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028) (d)	14,520	18,067
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029) (d)	73,825	88,334
PNC Bank, NA 4.543% 5/13/2027 (USD-SOFR + 0.63% on 5/13/2026) (d)	USD12,617	12,618
PNC Bank, NA 5.373% 7/21/2036 (USD-SOFR + 1.417% on 7/21/2035) (d)	4,783	4,806
PNC Financial Services Group, Inc. 5.102% 7/23/2027 (USD-SOFR + 0.796% on 7/23/2026) (d)	21,750	21,793
PNC Financial Services Group, Inc. 5.354% 12/2/2028 (USD-SOFR + 1.62% on 12/2/2027) (d)	10,000	10,159
PNC Financial Services Group, Inc. 4.075% 1/26/2029 (USD-SOFR + 0.61% on 1/26/2028) (d)	2,566	2,553
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (d)	39,255	40,232
PNC Financial Services Group, Inc. 5.492% 5/14/2030 (USD-SOFR + 1.198% on 5/14/2029) (d)	18,392	18,918
PNC Financial Services Group, Inc. 5.222% 1/29/2031 (USD-SOFR + 1.072% on 1/29/2030) (d)	12,312	12,563
PNC Financial Services Group, Inc. 4.812% 10/21/2032 (USD-SOFR + 1.289% on 10/21/2031) (d)	10,000	9,971
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032) (d)	1,046	1,107
PNC Financial Services Group, Inc. 5.939% 8/18/2034 (USD-SOFR + 1.946% on 8/18/2033) (d)	1,174	1,230
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (d)	21,075	23,290
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (d)	3,375	3,473
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035) (d)	29,650	30,280
Power Finance Corp., Ltd. 3.95% 4/23/2030	27,000	26,109
Progressive Corp. 4.60% 3/26/2031	3,308	3,317
Progressive Corp. 5.15% 3/26/2036	22,486	22,527
Prudential Financial, Inc. 3.70% 3/13/2051	2,370	1,703
PT Bank Negara Indonesia (Persero) Tbk 5.28% 4/5/2029	10,000	10,139
QBE Insurance Group, Ltd. (3-month AUD-BBSW + 2.75%) 6.743% 8/25/2036 (f)	AUD12,200	8,468
QBE Insurance Group, Ltd. 2.50% 9/13/2038 (5-year GBP-GILT + 2.061% on 9/13/2028) (d)	GBP5,690	7,062
QBE Insurance Group, Ltd. 5.875% 6/17/2046 (10-year USD-ICE SOFR Spread-Adjusted Swap + 4.395% on 6/17/2026) (d)	USD4,000	3,998
The Bond Fund of America — Page 13 of 122

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
RGA Global Funding 5.25% 1/9/2030 (e)	USD15,000	$15,264
Royal Bank of Canada 3.625% 5/4/2027	748	744
Royal Bank of Canada 4.90% 1/12/2028	1,650	1,670
Royal Bank of Canada 4.65% 10/18/2030 (USD-SOFR + 1.08% on 10/18/2029) (d)	21,169	21,226
Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030) (d)	26,129	26,565
Royal Bank of Canada 4.971% 5/2/2031 (USD-SOFR + 1.13% on 5/2/2030) (d)	25,000	25,277
Royal Bank of Canada 4.696% 8/6/2031 (USD-SOFR + 1.06% on 8/6/2030) (d)	17,358	17,326
Royal Bank of Canada 5.00% 2/1/2033	7,246	7,306
Santander Holdings USA, Inc. 6.124% 5/31/2027 (USD-SOFR + 1.232% on 5/31/2026) (d)	9,300	9,319
Santander Holdings USA, Inc. 2.49% 1/6/2028 (USD-SOFR + 1.249% on 1/6/2027) (d)	10,775	10,594
Santander Holdings USA, Inc. 5.473% 3/20/2029 (USD-SOFR + 1.61% on 3/20/2028) (d)	13,107	13,293
Santander Holdings USA, Inc. 6.565% 6/12/2029 (USD-SOFR + 2.70% on 6/12/2028) (d)	3,644	3,771
Santander UK Group Holdings PLC 2.469% 1/11/2028 (USD-SOFR + 1.22% on 1/11/2027) (d)	7,500	7,377
Santander UK Group Holdings PLC 3.823% 11/3/2028 (3-month USD CME Term SOFR + 1.662% on 11/3/2027) (d)	7,500	7,406
SMBC Aviation Capital Finance DAC 5.45% 5/3/2028 (e)	10,000	10,143
Standard Chartered PLC 2.608% 1/12/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.18% on 1/12/2027) (d)(e)	9,200	9,064
Standard Chartered PLC 7.018% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.20% on 2/8/2029) (d)(e)	4,930	5,235
Standard Chartered PLC 4.866% 3/15/2033 (5-year USD-ICE Swap + 1.97% on 3/15/2028) (d)(e)	7,000	6,979
Standard Chartered PLC 4.866% 3/15/2033 (5-year USD-ICE Swap + 1.97% on 3/15/2028) (d)	5,200	5,184
Standard Chartered PLC 5.905% 5/14/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 5/14/2034) (d)(e)	17,360	17,774
Standard Chartered PLC 3.265% 2/18/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 2/18/2031) (d)(e)	2,554	2,324
State Street Corp. 5.82% 11/4/2028 (USD-SOFR + 1.715% on 11/4/2027) (d)	430	440
State Street Corp. 4.729% 2/28/2030	25,000	25,310
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033) (d)	254	253
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033) (d)	27,026	27,376
Sumisho Air Lease Corp. 4.40% 3/24/2028 (e)	26,975	26,840
Sumisho Air Lease Corp. 4.50% 3/24/2029 (e)	31,810	31,611
Sumisho Air Lease Corp. 4.85% 3/24/2031 (e)	26,300	25,981
Sumisho Air Lease Corp. 5.50% 3/24/2036 (e)	2,120	2,089
Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	10,264	10,312
Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	7,500	7,728
Sumitomo Mitsui Financial Group, Inc. 5.316% 7/9/2029	30,000	30,653
Sumitomo Mitsui Financial Group, Inc. 4.494% 1/15/2032 (USD-SOFR + 1.02% on 1/15/2031) (d)	5,849	5,762
Sumitomo Mitsui Financial Group, Inc. 5.766% 1/13/2033	427	445
Sumitomo Mitsui Financial Group, Inc. 5.046% 1/15/2037 (USD-SOFR + 1.22% on 1/15/2036) (d)	1,000	984
Sumitomo Mitsui Trust Bank, Ltd. 5.55% 9/14/2028 (e)	10,000	10,269
Suncorp Group, Ltd. (3-month AUD-BBSW + 2.30%) 6.267% 6/1/2037 (f)	AUD7,500	5,244
Suncorp Group, Ltd. (3-month AUD-BBSW + 2.65%) 6.617% 12/1/2038 (f)	50	36
Svenska Handelsbanken AB 5.50% 6/15/2028 (e)	USD5,000	5,108
Swedbank AB 6.136% 9/12/2026 (e)	12,825	12,927
Synchrony Bank 5.625% 8/23/2027	17,000	17,193
Synchrony Financial 5.019% 7/29/2029 (USD-SOFR + 1.395% on 7/29/2028) (d)	6,762	6,757
Toronto-Dominion Bank (The) 4.568% 12/17/2026	8,891	8,915
Toronto-Dominion Bank (The) 5.156% 1/10/2028	8,213	8,320
Toronto-Dominion Bank (The) 4.861% 1/31/2028	20,000	20,169
Toronto-Dominion Bank (The) 4.783% 12/17/2029	2,317	2,344
Toronto-Dominion Bank (The) 4.808% 6/3/2030	34,000	34,294
Travelers Cos., Inc. 5.05% 7/24/2035	6,819	6,834
Travelers Cos., Inc. 2.55% 4/27/2050	1,601	947
The Bond Fund of America — Page 14 of 122

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Travelers Cos., Inc. 5.45% 5/25/2053	USD1,773	$1,701
Truist Bank 4.671% 5/20/2027 (USD-SOFR + 0.59% on 5/20/2026) (d)	10,000	10,000
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028) (d)	6,099	6,485
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029) (d)	4,343	4,446
Truist Financial Corp. 5.071% 5/20/2031 (USD-SOFR + 1.309% on 5/20/2030) (d)	8,394	8,488
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031) (d)	24,833	25,169
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033) (d)	5,000	5,212
U.S. Bancorp 3.10% 4/27/2026	7,000	6,995
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028) (d)	31,436	31,591
U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028) (d)	1,500	1,543
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029) (d)	6,064	6,211
U.S. Bancorp 5.046% 2/12/2031 (USD-SOFR + 1.061% on 2/12/2030) (d)	10,000	10,148
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (d)	20,000	20,445
UBS Group AG 4.55% 4/17/2026	7,000	7,000
UBS Group AG 4.703% 8/5/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 8/5/2026) (d)(e)	50,000	50,017
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026) (d)(e)	19,621	19,411
UBS Group AG 4.751% 5/12/2028 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 5/12/2027) (d)(e)	6,750	6,770
UBS Group AG 3.869% 1/12/2029 (3-month USD CME Term SOFR + 1.672% on 1/12/2028) (d)(e)	5,485	5,423
UBS Group AG 4.302% 3/16/2029 (USD-SOFR + 0.81% on 3/16/2028) (d)	24,000	23,974
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (d)(e)	9,650	9,860
UBS Group AG 4.214% 4/10/2030 (USD-SOFR + 0.84% on 4/10/2029) (d)(e)	23,000	22,713
UBS Group AG 3.126% 8/13/2030 (3-month USD CME Term SOFR + 1.73% on 8/13/2029) (d)(e)	2,600	2,473
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (d)(e)	23,125	23,846
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030) (d)(e)	18,250	17,861
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031) (d)(e)	11,788	10,389
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031) (d)(e)	8,322	7,635
UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032) (d)(e)	15,694	13,885
United Overseas Bank, Ltd. 2.00% 10/14/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.23% on 10/14/2026) (d)(e)	8,430	8,318
Vigorous Champion International, Ltd. 4.25% 5/28/2029	1,708	1,695
Visa, Inc. 4.10% 2/12/2031	29,500	29,489
Visa, Inc. 4.70% 2/12/2036	23,025	22,785
Vnesheconombank Via VEB Finance PLC 6.80% 11/22/2025 (e)(g)(h)	500	— (b)
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (d)	53,097	53,790
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027) (d)	225	220
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027) (d)	38,248	38,416
Wells Fargo & Co. 4.97% 4/23/2029 (USD-SOFR + 1.37% on 4/23/2028) (d)	995	1,004
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028) (d)	12,580	12,870
Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028) (d)	20,000	20,833
Wells Fargo & Co. 4.182% 1/23/2030 (USD-SOFR + 0.74% on 1/23/2029) (d)	42,651	42,280
Wells Fargo & Co. 5.198% 1/23/2030 (USD-SOFR + 1.50% on 1/23/2029) (d)	37,105	37,692
Wells Fargo & Co. 2.879% 10/30/2030 (3-month USD CME Term SOFR + 1.432% on 10/30/2029) (d)	38,955	36,759
Wells Fargo & Co. 5.244% 1/24/2031 (USD-SOFR + 1.11% on 1/24/2030) (d)	5,128	5,229
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (d)	40,005	40,696
Wells Fargo & Co. 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032) (d)	7,212	6,624
Wells Fargo & Co. 4.897% 7/25/2033 (USD-SOFR + 4.897% on 7/25/2032) (d)	7,304	7,270
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033) (d)	36,076	36,628
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (d)	1,056	1,144
The Bond Fund of America — Page 15 of 122

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (d)	USD25,000	$25,592
Wells Fargo & Co. 4.96% 1/23/2037 (USD-SOFR + 1.10% on 1/23/2036) (d)	46,338	45,157
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052) (d)	35,415	29,390
Western-Southern Global Funding 4.25% 1/29/2029 (e)	9,765	9,684
Westpac Banking Corp. 4.11% 7/24/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029) (d)	11,339	11,060
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030) (d)	23,100	20,757
Westpac Banking Corp. 2.963% 11/16/2040	4,500	3,347
Xiaomi Best Time International, Ltd. 3.375% 4/29/2030	2,165	2,070
Xiaomi Best Time International, Ltd. 2.875% 7/14/2031	1,000	918
Xiaomi Best Time International, Ltd. 4.10% 7/14/2051	5,000	3,846
		7,988,692
Consumer discretionary 3.89%
Advance Auto Parts, Inc. 7.00% 8/1/2030 (e)	5,210	5,281
Advance Auto Parts, Inc. 7.375% 8/1/2033 (e)	8,205	8,317
Alibaba Group Holding, Ltd. 5.25% 5/26/2035	8,830	9,075
Alibaba Group Holding, Ltd. 4.00% 12/6/2037	4,000	3,633
Alibaba Group Holding, Ltd. 2.70% 2/9/2041	13,406	9,858
Alibaba Group Holding, Ltd. 4.20% 12/6/2047	12,300	10,179
Alibaba Group Holding, Ltd. 5.625% 11/26/2054	2,690	2,680
Alibaba Group Holding, Ltd. 4.40% 12/6/2057	1,500	1,228
Allied Universal Holdco, LLC 4.625% 6/1/2028 (e)	2,105	2,058
Amazon.com, Inc. 1.65% 5/12/2028	25,000	23,791
Amazon.com, Inc. 3.90% 11/20/2028	60,000	59,761
Amazon.com, Inc. 4.10% 11/20/2030	36,275	35,865
Amazon.com, Inc. 4.25% 3/13/2031	17,500	17,375
Amazon.com, Inc. 2.10% 5/12/2031	25,000	22,413
Amazon.com, Inc. 4.55% 3/13/2033	24,966	24,733
Amazon.com, Inc. 4.35% 3/20/2033	40,531	39,810
Amazon.com, Inc. 4.65% 11/20/2035	60,808	59,648
Amazon.com, Inc. 4.875% 3/13/2036	42,053	41,686
Amazon.com, Inc. 5.45% 11/20/2055	80,916	77,356
Amazon.com, Inc. 5.80% 3/13/2056	27,637	27,634
Amazon.com, Inc. 5.55% 11/20/2065	41,000	38,768
Arcos Dorados BV 6.375% 1/29/2032 (e)	3,465	3,567
Arcos Dorados BV 6.375% 1/29/2032	2,500	2,574
BMW US Capital, LLC 2.55% 4/1/2031 (e)	5,056	4,554
BMW US Capital, LLC 3.70% 4/1/2032 (e)	1,701	1,589
Carnival Corp. 4.00% 8/1/2028 (e)	1,000	977
Carnival Corp. 5.125% 5/1/2029 (e)	31,475	31,261
Carnival Corp. 5.75% 3/15/2030 (e)	43,000	43,365
Carnival Corp. 5.75% 8/1/2032 (e)	56,125	56,177
Carnival Corp. 6.125% 2/15/2033 (e)	18,605	18,801
Daimler Trucks Finance North America, LLC 5.00% 1/15/2027 (e)	5,837	5,868
Daimler Trucks Finance North America, LLC 4.95% 1/13/2028 (e)	10,000	10,084
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028 (e)	9,125	8,629
Daimler Trucks Finance North America, LLC 5.25% 1/13/2030 (e)	25,000	25,396
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031 (e)	7,312	6,443
Ford Motor Co. 3.25% 2/12/2032	3,737	3,247
Ford Motor Credit Co., LLC 6.95% 6/10/2026	4,241	4,251
Ford Motor Credit Co., LLC 2.70% 8/10/2026	800	794
Ford Motor Credit Co., LLC 5.125% 11/5/2026	4,000	4,009
The Bond Fund of America — Page 16 of 122

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co., LLC 4.271% 1/9/2027	USD795	$792
Ford Motor Credit Co., LLC 4.95% 5/28/2027	9,936	9,936
Ford Motor Credit Co., LLC 4.125% 8/17/2027	4,655	4,596
Ford Motor Credit Co., LLC 3.815% 11/2/2027	1,730	1,696
Ford Motor Credit Co., LLC 7.35% 11/4/2027	23,479	24,240
Ford Motor Credit Co., LLC 2.90% 2/16/2028	21,480	20,605
Ford Motor Credit Co., LLC 6.80% 5/12/2028	22,310	22,987
Ford Motor Credit Co., LLC 6.798% 11/7/2028	3,480	3,603
Ford Motor Credit Co., LLC 2.90% 2/10/2029	600	561
Ford Motor Credit Co., LLC 5.80% 3/8/2029	80,985	81,917
Ford Motor Credit Co., LLC 4.97% 4/6/2029	18,939	18,712
Ford Motor Credit Co., LLC 5.113% 5/3/2029	69,292	68,657
Ford Motor Credit Co., LLC 5.303% 9/6/2029	41,825	41,621
Ford Motor Credit Co., LLC 5.875% 11/7/2029	34,300	34,741
Ford Motor Credit Co., LLC 7.35% 3/6/2030	75,790	79,986
Ford Motor Credit Co., LLC 7.20% 6/10/2030	9,625	10,145
Ford Motor Credit Co., LLC 5.73% 9/5/2030	34,138	34,118
Ford Motor Credit Co., LLC 4.00% 11/13/2030	47,971	44,663
Ford Motor Credit Co., LLC 6.05% 3/5/2031	107,463	108,464
Ford Motor Credit Co., LLC 5.42% 4/9/2031	28,713	28,206
Ford Motor Credit Co., LLC 3.625% 6/17/2031	62,171	56,047
Ford Motor Credit Co., LLC 6.054% 11/5/2031	186,953	187,870
Ford Motor Credit Co., LLC 6.532% 3/19/2032	24,554	25,210
Ford Motor Credit Co., LLC 5.753% 4/6/2033	29,756	29,216
Ford Motor Credit Co., LLC 7.122% 11/7/2033	78,102	82,083
Ford Motor Credit Co., LLC 6.125% 3/8/2034	162,230	160,759
Ford Motor Credit Co., LLC 6.50% 2/7/2035	80,726	81,504
Ford Motor Credit Co., LLC 5.869% 10/31/2035	77,847	74,776
General Motors Co. 5.625% 4/15/2030	12,500	12,857
General Motors Financial Co., Inc. 1.50% 6/10/2026	3,006	2,989
General Motors Financial Co., Inc. 4.20% 10/27/2028	9,189	9,097
General Motors Financial Co., Inc. 4.90% 10/6/2029	1,876	1,886
General Motors Financial Co., Inc. 4.60% 1/8/2031	2,000	1,972
General Motors Financial Co., Inc. 5.625% 4/4/2032	2,134	2,184
General Motors Financial Co., Inc. 5.45% 9/6/2034	4,483	4,449
General Motors Financial Co., Inc. 5.90% 1/7/2035	40,668	41,415
General Motors Financial Co., Inc. 6.15% 7/15/2035	6,290	6,508
General Motors Financial Co., Inc. 5.45% 1/8/2036	74,900	73,812
GENM Capital Labuan, Ltd. 3.882% 4/19/2031	29,500	26,197
GOHL Capital, Ltd., 4.25% 1/24/2027	45,800	45,354
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (e)	13,960	13,113
Hilton Domestic Operating Co., Inc. 3.625% 2/15/2032 (e)	11,040	10,043
Hilton Domestic Operating Co., Inc. 5.50% 3/31/2034 (e)	8,950	8,751
Home Depot, Inc. 2.95% 6/15/2029	11,320	10,897
Home Depot, Inc. 2.70% 4/15/2030	25,000	23,527
Home Depot, Inc. 3.95% 9/15/2030	3,690	3,643
Home Depot, Inc. 4.85% 6/25/2031	16,291	16,659
Home Depot, Inc. 4.95% 6/25/2034	62,926	63,403
Home Depot, Inc. 4.65% 9/15/2035	4,930	4,808
Home Depot, Inc. 5.30% 6/25/2054	34,511	32,282
Hyatt Hotels Corp. 5.05% 3/30/2028	8,478	8,552
Hyatt Hotels Corp. 5.75% 3/30/2032	8,010	8,233
Hyundai Capital America 1.50% 6/15/2026 (e)	24,066	23,922
Hyundai Capital America 1.65% 9/17/2026 (e)	36,910	36,440
The Bond Fund of America — Page 17 of 122

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Hyundai Capital America 3.00% 2/10/2027 (e)	USD19,717	$19,466
Hyundai Capital America 5.30% 3/19/2027 (e)	14,986	15,104
Hyundai Capital America 4.85% 3/25/2027 (e)	43,000	43,158
Hyundai Capital America 4.875% 6/23/2027 (e)	15,567	15,634
Hyundai Capital America 5.275% 6/24/2027 (e)	12,500	12,609
Hyundai Capital America 2.375% 10/15/2027 (e)	14,154	13,702
Hyundai Capital America 5.00% 1/7/2028 (e)	15,000	15,104
Hyundai Capital America 5.60% 3/30/2028 (e)	3,300	3,362
Hyundai Capital America 4.60% 4/6/2028 (e)	20,033	20,024
Hyundai Capital America 2.00% 6/15/2028 (e)	13,912	13,162
Hyundai Capital America 4.90% 6/23/2028 (e)	21,844	21,942
Hyundai Capital America 2.10% 9/15/2028 (e)	7,900	7,440
Hyundai Capital America 4.25% 9/18/2028 (e)	13,214	13,097
Hyundai Capital America 6.10% 9/21/2028 (e)	1,000	1,033
Hyundai Capital America 4.25% 1/8/2029 (e)	17,660	17,471
Hyundai Capital America 5.30% 1/8/2029 (e)	2,748	2,786
Hyundai Capital America 6.50% 1/16/2029 (e)	5,119	5,345
Hyundai Capital America 4.75% 4/6/2029 (e)	8,727	8,724
Hyundai Capital America 4.55% 9/26/2029 (e)	24,606	24,509
Hyundai Capital America 5.30% 1/8/2030 (e)	37,000	37,559
Hyundai Capital America 5.15% 3/27/2030 (e)	3,500	3,539
Hyundai Capital America 5.10% 6/24/2030 (e)	18,350	18,496
Hyundai Capital America 4.50% 9/18/2030 (e)	7,800	7,673
Hyundai Capital America 5.00% 4/7/2031 (e)	10,859	10,842
Hyundai Capital America 5.40% 6/24/2031 (e)	4,500	4,580
KB Home 6.875% 6/15/2027	5,000	5,050
Marriott International, Inc. 4.20% 7/15/2027	8,000	7,991
Marriott International, Inc. 5.00% 10/15/2027	20,000	20,186
Marriott International, Inc. 4.90% 4/15/2029	6,524	6,600
Marriott International, Inc. 2.85% 4/15/2031	2,120	1,942
Marriott International, Inc. 4.50% 10/15/2031	3,000	2,966
Marriott International, Inc. 4.50% 5/1/2033	5,709	5,518
Marriott International, Inc. 2.75% 10/15/2033	25,167	21,777
Marriott International, Inc. 5.35% 3/15/2035	5,000	5,034
McDonald’s Corp. 5.00% 5/17/2029	5,773	5,906
McDonald’s Corp. 4.95% 3/3/2035	3,354	3,338
McDonald’s Corp. 4.45% 9/1/2048	242	200
McDonald’s Corp. 3.625% 9/1/2049	6,857	4,939
McDonald’s Corp. 4.20% 4/1/2050	708	558
McDonald’s Corp. 5.15% 9/9/2052	220	199
Meituan 3.05% 10/28/2030	15,000	13,820
Meituan 4.75% 11/5/2032 (e)	13,410	13,048
Meituan 5.125% 11/5/2035 (e)	20,855	20,136
Meituan 5.125% 11/5/2035	3,400	3,283
Motherson Global Investments BV 5.625% 7/11/2029	9,720	9,879
Motherson Global Investments BV 5.625% 7/11/2029 (e)	5,570	5,661
NIKE, Inc. 3.25% 3/27/2040	5,469	4,306
Nissan Motor Acceptance Co., LLC 2.75% 3/9/2028 (e)	11,315	10,586
Nissan Motor Acceptance Co., LLC 2.45% 9/15/2028 (e)	15,000	13,720
Nissan Motor Acceptance Co., LLC 7.05% 9/15/2028 (e)	20,950	21,289
Nissan Motor Acceptance Co., LLC 6.125% 9/30/2030 (e)	6,000	5,771
Nissan Motor Acceptance Corp. 6.95% 9/15/2026 (e)	4,190	4,213
Nissan Motor Acceptance Corp. 1.85% 9/16/2026 (e)	4,874	4,793
Nissan Motor Co., Ltd. 4.345% 9/17/2027 (e)	23,000	22,391
The Bond Fund of America — Page 18 of 122

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Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Nissan Motor Co., Ltd. 7.50% 7/17/2030 (e)	USD39,000	$39,333
Nissan Motor Co., Ltd. 4.81% 9/17/2030 (e)	7,308	6,643
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (e)	29,320	29,719
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (e)	59,905	61,687
President and Fellows of Harvard College 2.517% 10/15/2050	5,500	3,316
RHP Hotel Properties, LP 5.75% 3/15/2034 (e)	515	509
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028 (e)	20,000	20,233
Royal Caribbean Cruises, Ltd. 5.625% 9/30/2031 (e)	15,115	15,268
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033 (e)	40,000	40,409
Royal Caribbean Cruises, Ltd. 4.75% 5/15/2033	42,532	41,079
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	48,769	47,933
Royal Caribbean Cruises, Ltd. 5.25% 2/27/2038	65,364	62,209
Sands China, Ltd. 2.30% 3/8/2027	8,000	7,813
Sands China, Ltd. 5.40% 8/8/2028	66,050	66,586
Sands China, Ltd. 4.375% 6/18/2030	17,000	16,415
Sands China, Ltd. 3.25% 8/8/2031	19,600	17,753
Starbucks Corp. 4.80% 5/15/2030	4,330	4,387
Starbucks Corp. 5.00% 2/15/2034	8,892	8,948
Starbucks Corp. 5.40% 5/15/2035	32,257	32,993
Toyota Motor Credit Corp. 4.05% 3/13/2029	19,306	19,195
Toyota Motor Credit Corp. 3.375% 4/1/2030	8,330	8,005
Toyota Motor Credit Corp. 4.20% 1/10/2031	33,600	33,151
Toyota Motor Credit Corp. 4.60% 3/11/2033	14,189	13,974
Toyota Motor Credit Corp. 4.80% 1/11/2036	6,400	6,249
Travel + Leisure Co. 6.625% 7/31/2026 (e)	4,000	4,006
Volkswagen Group of America Finance, LLC 4.45% 9/11/2027 (e)	20,000	19,949
Volkswagen Group of America Finance, LLC 4.55% 9/11/2028 (e)	20,000	19,953
Volkswagen Group of America Finance, LLC 4.95% 8/15/2029 (e)	11,687	11,713
Volkswagen Group of America Finance, LLC 6.45% 11/16/2030 (e)	36,540	38,651
		3,882,979
Health care 3.52%
Abbott Laboratories 4.00% 3/15/2031	20,700	20,377
Abbott Laboratories 4.30% 3/15/2033	24,329	23,817
Abbott Laboratories 4.65% 3/15/2036	61,482	60,144
Abbott Laboratories 5.50% 3/15/2056	41,187	40,414
AbbVie, Inc. 2.95% 11/21/2026	16,395	16,280
AbbVie, Inc. 3.20% 11/21/2029	3,606	3,477
AbbVie, Inc. 4.125% 3/15/2031	11,956	11,785
AbbVie, Inc. 4.95% 3/15/2031	49,000	50,066
AbbVie, Inc. 4.40% 3/15/2033	15,047	14,776
AbbVie, Inc. 5.05% 3/15/2034	110,921	112,615
AbbVie, Inc. 5.20% 3/15/2035	13,146	13,384
AbbVie, Inc. 4.75% 3/15/2036	7,909	7,763
AbbVie, Inc. 5.35% 3/15/2044	3,625	3,535
AbbVie, Inc. 5.40% 3/15/2054	38,271	36,569
AbbVie, Inc. 5.60% 3/15/2055	5,833	5,751
AbbVie, Inc. 5.55% 3/15/2056	4,339	4,247
Accendra Health, Inc. 4.50% 3/31/2029 (e)	5,180	3,132
Accendra Health, Inc. 6.625% 4/1/2030 (e)	1,110	529
Amgen, Inc. 5.15% 3/2/2028	45,847	46,539
Amgen, Inc. 3.00% 2/22/2029	3,098	2,990
Amgen, Inc. 4.05% 8/18/2029	16,265	16,117
Amgen, Inc. 2.45% 2/21/2030	12,942	12,022
The Bond Fund of America — Page 19 of 122

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Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Amgen, Inc. 5.25% 3/2/2030	USD15,000	$15,406
Amgen, Inc. 4.20% 2/19/2031	30,946	30,530
Amgen, Inc. 2.30% 2/25/2031	3,704	3,346
Amgen, Inc. 4.20% 3/1/2033	19,725	19,046
Amgen, Inc. 5.25% 3/2/2033	118,169	121,309
Amgen, Inc. 4.85% 2/19/2036	32,303	31,751
Amgen, Inc. 5.50% 2/19/2046	20,501	19,716
Amgen, Inc. 4.875% 3/1/2053	13,498	11,714
Amgen, Inc. 5.65% 3/2/2053	25,741	24,948
Amgen, Inc. 5.65% 2/19/2056	17,756	17,225
AstraZeneca Finance, LLC 4.90% 2/26/2031	41,711	42,618
AstraZeneca Finance, LLC 2.25% 5/28/2031	729	656
AstraZeneca Finance, LLC 5.00% 2/26/2034	20,300	20,605
AstraZeneca PLC 0.70% 4/8/2026	2,291	2,290
AstraZeneca PLC 1.375% 8/6/2030	4,305	3,800
AstraZeneca PLC 3.00% 5/28/2051	2,249	1,490
Augusta SpinCo Corp. 4.945% 3/23/2033	4,350	4,336
Augusta SpinCo Corp. 5.245% 3/23/2036	4,840	4,843
Avantor Funding, Inc. 4.625% 7/15/2028 (e)	6,320	6,172
Baxter International, Inc. 1.915% 2/1/2027	4,959	4,843
Baxter International, Inc. 2.272% 12/1/2028	414	386
Baxter International, Inc. 4.45% 2/15/2029	4,825	4,766
Baxter International, Inc. 3.95% 4/1/2030	6,475	6,209
Baxter International, Inc. 4.90% 12/15/2030	14,979	14,791
Baxter International, Inc. 5.65% 12/15/2035	23,547	23,008
Baxter International, Inc. 3.132% 12/1/2051	663	380
Bayer US Finance II, LLC 4.375% 12/15/2028 (e)	4,250	4,208
Bayer US Finance, LLC 6.25% 1/21/2029 (e)	18,629	19,352
BioMarin Pharmaceutical, Inc. 5.50% 2/15/2034 (e)	5,260	5,182
Boston Scientific Corp. 2.65% 6/1/2030	3,905	3,639
Bristol-Myers Squibb Co. 5.10% 2/22/2031	8,299	8,533
Bristol-Myers Squibb Co. 2.95% 3/15/2032	8,930	8,188
Bristol-Myers Squibb Co. 5.20% 2/22/2034	110,220	113,037
Bristol-Myers Squibb Co. 2.55% 11/13/2050	15,075	8,819
Bristol-Myers Squibb Co. 3.70% 3/15/2052	15,681	11,316
Bristol-Myers Squibb Co. 5.55% 2/22/2054	36,405	35,079
Cencora, Inc. 2.70% 3/15/2031	2,809	2,563
Cencora, Inc. 4.90% 2/13/2036	7,586	7,435
Cencora, Inc. 5.65% 2/13/2056	2,548	2,495
Centene Corp. 4.25% 12/15/2027	30,959	30,429
Centene Corp. 2.45% 7/15/2028	65,553	61,088
Centene Corp. 4.625% 12/15/2029	41,433	39,359
Centene Corp. 3.375% 2/15/2030	41,054	37,111
Centene Corp. 3.00% 10/15/2030	12,066	10,581
Centene Corp. 2.50% 3/1/2031	48,319	40,576
Centene Corp. 2.625% 8/1/2031	30,803	25,773
Cigna Group (The) 5.25% 1/15/2036	40,500	40,568
Cigna Group (The) 6.00% 1/15/2056	20,442	20,489
CVS Health Corp. 1.30% 8/21/2027	10,000	9,584
CVS Health Corp. 3.25% 8/15/2029	10,362	9,932
CVS Health Corp. 5.125% 2/21/2030	7,000	7,100
CVS Health Corp. 1.75% 8/21/2030	5,660	4,994
CVS Health Corp. 5.25% 1/30/2031	7,000	7,156
CVS Health Corp. 1.875% 2/28/2031	9,479	8,279
The Bond Fund of America — Page 20 of 122

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Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Health care (continued)	Principal amount (000)	Value (000)
CVS Health Corp. 5.55% 6/1/2031	USD64,520	$66,585
CVS Health Corp. 5.00% 9/15/2032	53,160	53,224
CVS Health Corp. 5.25% 2/21/2033	10,737	10,864
CVS Health Corp. 5.70% 6/1/2034	37,848	38,908
CVS Health Corp. 5.45% 9/15/2035	7,139	7,169
CVS Health Corp. 6.05% 6/1/2054	17,279	16,779
CVS Health Corp. 6.20% 9/15/2055	45,382	44,989
CVS Health Corp. 6.00% 6/1/2063	7,180	6,818
CVS Health Corp. 6.25% 9/15/2065	1,600	1,564
DaVita, Inc. 3.75% 2/15/2031 (e)	4,000	3,670
DaVita, Inc. 6.75% 7/15/2033 (e)	2,000	2,036
Elevance Health, Inc. 4.75% 2/15/2030	4,178	4,208
Elevance Health, Inc. 5.20% 2/15/2035	10,490	10,477
Elevance Health, Inc. 5.00% 1/15/2036	16,025	15,705
Elevance Health, Inc. 4.55% 5/15/2052	4,934	3,978
Elevance Health, Inc. 5.125% 2/15/2053	1,384	1,217
Elevance Health, Inc. 5.70% 2/15/2055	5,012	4,741
Elevance Health, Inc. 5.70% 9/15/2055	21,500	20,458
Eli Lilly and Co. 4.70% 2/27/2033	9,641	9,714
Eli Lilly and Co. 5.10% 2/12/2035	43,304	44,200
Eli Lilly and Co. 4.90% 10/15/2035	6,014	6,013
Eli Lilly and Co. 4.875% 2/27/2053	15,000	13,412
Eli Lilly and Co. 5.50% 2/12/2055	30,556	29,972
GE HealthCare Technologies, Inc. 5.65% 11/15/2027	25,000	25,505
GE HealthCare Technologies, Inc. 5.857% 3/15/2030	1,022	1,067
GE HealthCare Technologies, Inc. 5.905% 11/22/2032	2,560	2,702
GE HealthCare Technologies, Inc. 6.377% 11/22/2052	157	167
Gilead Sciences, Inc. 5.25% 10/15/2033	65,642	67,911
Gilead Sciences, Inc. 2.80% 10/1/2050	65	40
Gilead Sciences, Inc. 5.55% 10/15/2053	16,410	15,968
Gilead Sciences, Inc. 5.50% 11/15/2054	1,500	1,455
HCA, Inc. 5.20% 6/1/2028	12,219	12,404
HCA, Inc. 5.875% 2/1/2029	5,134	5,284
HCA, Inc. 4.125% 6/15/2029	2,034	2,006
HCA, Inc. 2.375% 7/15/2031	2,003	1,771
HCA, Inc. 3.625% 3/15/2032	9,673	8,992
HCA, Inc. 5.25% 6/15/2049	5,977	5,278
HCA, Inc. 4.625% 3/15/2052	323	258
Humana, Inc. 3.70% 3/23/2029	2,424	2,357
Humana, Inc. 5.375% 4/15/2031	18,475	18,679
Humana, Inc. 5.55% 5/1/2035	30,265	29,941
Humana, Inc. 5.75% 4/15/2054	5,350	4,815
Humana, Inc. 6.00% 5/1/2055	6,000	5,568
IQVIA, Inc. 5.00% 10/15/2026 (e)	5,750	5,758
Johnson & Johnson 1.30% 9/1/2030	22,427	19,928
Johnson & Johnson 4.85% 3/1/2032	3,972	4,086
Johnson & Johnson 4.95% 6/1/2034	13,000	13,473
Johnson & Johnson 5.00% 3/1/2035	4,783	4,926
Johnson & Johnson 5.25% 6/1/2054	2,555	2,529
Kaiser Foundation Hospitals 2.81% 6/1/2041	701	510
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	4,500	4,511
Merck & Co., Inc. 1.70% 6/10/2027	18,478	17,999
Merck & Co., Inc. 1.45% 6/24/2030	465	414
Merck & Co., Inc. 2.75% 12/10/2051	10,000	6,088
The Bond Fund of America — Page 21 of 122

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Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Molina Healthcare, Inc. 4.375% 6/15/2028 (e)	USD2,125	$2,056
Molina Healthcare, Inc. 3.875% 11/15/2030 (e)	2,665	2,384
Molina Healthcare, Inc. 6.50% 2/15/2031 (e)	5,000	4,922
Molina Healthcare, Inc. 3.875% 5/15/2032 (e)	18,000	15,648
Novant Health, Inc. 3.168% 11/1/2051	5,500	3,612
Novartis Capital Corp. 2.00% 2/14/2027	412	405
Novartis Capital Corp. 2.20% 8/14/2030	9,078	8,313
Novartis Capital Corp. 4.40% 3/18/2031	12,838	12,838
Novartis Capital Corp. 4.60% 3/18/2033	14,760	14,702
Novartis Capital Corp. 4.90% 3/18/2036	7,818	7,802
Novartis Capital Corp. 5.60% 3/18/2046	1,414	1,417
Novartis Capital Corp. 5.70% 3/18/2056	5,203	5,244
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	140	141
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	78,366	78,091
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	3,000	2,833
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	33,259	30,932
Pfizer, Inc. 2.625% 4/1/2030	10,000	9,366
Pfizer, Inc. 1.70% 5/28/2030	690	621
Pfizer, Inc. 4.20% 11/15/2030	22,236	22,088
Pfizer, Inc. 4.50% 11/15/2032	29,250	29,020
Roche Holdings, Inc. 1.93% 12/13/2028 (e)	3,114	2,946
Roche Holdings, Inc. 2.076% 12/13/2031 (e)	28,187	24,828
Roche Holdings, Inc. 4.592% 9/9/2034 (e)	18,067	17,799
Roche Holdings, Inc. 5.218% 3/8/2054 (e)	1,967	1,882
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	532	530
Stryker Corp. 4.85% 2/10/2030	7,875	7,984
Stryker Corp. 5.20% 2/10/2035	12,425	12,586
Summa Health 3.511% 11/15/2051	187	138
Takeda Pharmaceutical Co., Ltd. 5.00% 11/26/2028	7,500	7,601
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	68,820	68,850
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	7,031	7,009
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	3,926	3,889
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	9,980	9,970
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	179,024	183,576
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	105,955	105,680
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	74,705	80,090
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	63,560	71,134
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	35,350	36,304
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	4,000	2,970
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	37,145	37,641
Thermo Fisher Scientific, Inc. 4.215% 2/12/2031	4,332	4,288
Thermo Fisher Scientific, Inc. 4.55% 6/15/2033	6,152	6,081
Thermo Fisher Scientific, Inc. 4.794% 10/7/2035	3,979	3,937
Thermo Fisher Scientific, Inc. 4.902% 2/12/2036	8,533	8,476
UnitedHealth Group, Inc. 4.40% 6/15/2028	3,000	3,011
UnitedHealth Group, Inc. 2.875% 8/15/2029	1,172	1,118
UnitedHealth Group, Inc. 4.80% 1/15/2030	11,475	11,615
UnitedHealth Group, Inc. 2.00% 5/15/2030	13,538	12,260
UnitedHealth Group, Inc. 4.65% 1/15/2031	27,200	27,328
UnitedHealth Group, Inc. 4.95% 1/15/2032	15,000	15,172
UnitedHealth Group, Inc. 4.20% 5/15/2032	3,161	3,082
UnitedHealth Group, Inc. 5.35% 2/15/2033	33,897	34,818
UnitedHealth Group, Inc. 5.15% 7/15/2034	56,025	56,524
UnitedHealth Group, Inc. 5.30% 6/15/2035	49,253	50,269
The Bond Fund of America — Page 22 of 122

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Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Health care (continued)	Principal amount (000)	Value (000)
UnitedHealth Group, Inc. 3.05% 5/15/2041	USD7,293	$5,411
UnitedHealth Group, Inc. 3.70% 8/15/2049	3,098	2,230
UnitedHealth Group, Inc. 2.90% 5/15/2050	9,116	5,680
UnitedHealth Group, Inc. 3.25% 5/15/2051	4,712	3,108
UnitedHealth Group, Inc. 4.75% 5/15/2052	4,538	3,823
UnitedHealth Group, Inc. 5.375% 4/15/2054	5,950	5,477
UnitedHealth Group, Inc. 5.625% 7/15/2054	31,306	29,859
UnitedHealth Group, Inc. 5.95% 6/15/2055	28,456	28,688
UnitedHealth Group, Inc. 5.75% 7/15/2064	5,300	5,050
Zoetis, Inc. 5.60% 11/16/2032	12,980	13,599
		3,511,215
Utilities 3.31%
Adani Transmission Step-One, Ltd. 4.00% 8/3/2026	2,000	1,999
AEP Texas, Inc. 3.45% 5/15/2051	1,563	1,033
AEP Transmission Co., LLC 3.10% 12/1/2026	1,085	1,077
AEP Transmission Co., LLC 5.15% 4/1/2034	11,675	11,770
AEP Transmission Co., LLC 5.375% 6/15/2035	1,325	1,346
AES Andes SA 6.30% 3/15/2029 (e)	7,753	7,937
Alabama Power Co. 3.00% 3/15/2052	22,980	14,546
Alfa Transmisora De Energia SA 4.55% 9/27/2051	12,261	9,332
Alfa Transmisora De Energia SA 4.55% 9/27/2051 (e)	5,620	4,278
American Electric Power Co., Inc. 4.30% 12/1/2028	31,133	31,068
American Transmission Systems, Inc. 2.65% 1/15/2032 (e)	1,218	1,092
Atlantic City Electric Co. 2.30% 3/15/2031	2,175	1,960
Berkshire Hathaway Energy Co. 4.50% 2/1/2045	200	169
Buffalo Energy Mexico Holdings, SA de CV, 7.875% 2/15/2039	12,342	12,929
Buffalo Energy Mexico Holdings, SA de CV, 7.875% 2/15/2039 (e)	823	862
CenterPoint Energy Houston Electric, LLC 4.85% 4/1/2036	4,125	4,041
Chile Electricity Lux MPC SARL 6.01% 1/20/2033 (e)	2,838	2,936
Chile Electricity Lux MPC SARL 6.01% 1/20/2033	2,580	2,669
China Huaneng Group Co., Ltd. 5.30% perpetual bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 3.775% on 7/5/2027) (d)	4,009	4,066
Cikarang Listrindo Tbk PT 5.65% 3/12/2035	10,050	9,959
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028 (e)	2,670	2,616
CMS Energy Corp. 3.00% 5/15/2026	5,589	5,581
Comision Federal de Electricidad 4.688% 5/15/2029 (e)	5,353	5,262
Comision Federal de Electricidad 4.688% 5/15/2029	1,740	1,711
Comision Federal de Electricidad 3.348% 2/9/2031	25,000	22,413
Comision Federal de Electricidad 3.875% 7/26/2033	21,750	18,641
Comision Federal de Electricidad 6.045% 1/28/2034 (e)	42,990	41,715
Commonwealth Edison Co. 3.125% 3/15/2051	1,383	896
Commonwealth Edison Co. 2.75% 9/1/2051	616	373
Connecticut Light and Power Co. (The) 2.05% 7/1/2031	8,653	7,650
Consumers Energy Co. 3.80% 11/15/2028	593	587
Consumers Energy Co. 4.50% 1/15/2031	17,000	17,037
Consumers Energy Co. 3.60% 8/15/2032	37,600	35,424
Consumers Energy Co. 4.625% 5/15/2033	3,411	3,384
Consumers Energy Co. 5.05% 5/15/2035	12,375	12,431
Consumers Energy Co. 4.20% 9/1/2052	7,850	6,230
DTE Electric Co. 4.85% 12/1/2026	1,350	1,356
DTE Electric Co. 2.25% 3/1/2030	1,557	1,440
DTE Electric Co. 4.85% 3/1/2036	25,865	25,391
DTE Electric Co. 3.70% 3/15/2045	107	82
The Bond Fund of America — Page 23 of 122

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Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
DTE Energy Co. 2.85% 10/1/2026	USD539	$535
DTE Energy Co. 5.10% 3/1/2029	8,650	8,797
Duke Energy Carolinas, LLC 2.45% 8/15/2029	3,530	3,326
Duke Energy Carolinas, LLC 2.55% 4/15/2031	419	383
Duke Energy Carolinas, LLC 3.20% 8/15/2049	755	507
Duke Energy Carolinas, LLC 5.35% 1/15/2053	3,710	3,479
Duke Energy Corp. 5.75% 9/15/2033	33,869	35,253
Duke Energy Corp. 5.00% 8/15/2052	331	283
Duke Energy Florida, LLC 1.75% 6/15/2030	9,594	8,589
Duke Energy Florida, LLC 4.20% 12/1/2030	4,000	3,958
Duke Energy Florida, LLC 5.875% 11/15/2033	4,052	4,304
Duke Energy Florida, LLC 4.85% 12/1/2035	29,314	28,785
Duke Energy Florida, LLC 3.00% 12/15/2051	8,566	5,420
Duke Energy Ohio, Inc. 2.125% 6/1/2030	5,250	4,780
Duke Energy Progress, LLC 2.00% 8/15/2031	769	678
Duke Energy Progress, LLC 2.50% 8/15/2050	354	204
Edison International 4.125% 3/15/2028	9,740	9,578
Edison International 5.25% 11/15/2028	19,905	20,071
Edison International 5.45% 6/15/2029	37,945	38,314
Edison International 6.95% 11/15/2029	13,352	14,094
Edison International 6.25% 3/15/2030	30,843	31,977
Edison International 4.80% 3/15/2031	33,756	32,968
Edison International 5.25% 3/15/2032	44,432	44,016
Electricite de France SA 5.65% 4/22/2029 (e)	10,000	10,325
Electricite de France SA 6.25% 5/23/2033 (e)	8,275	8,860
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (d)(e)	8,775	10,164
Emera US Finance, LP 2.639% 6/15/2031	6,743	6,018
Emera, Inc. 6.75% 6/15/2076 (3-month USD CME Term SOFR + 5.702% on 6/15/2026) (d)	319	320
Enel Finance International NV 2.125% 7/12/2028 (e)	6,940	6,590
Enel Finance International NV 4.125% 9/30/2028 (e)	2,375	2,356
Enel Finance International NV 5.125% 6/26/2029 (e)	15,000	15,217
Enel Finance International NV 4.375% 9/30/2030 (e)	3,000	2,948
Enel Finance International NV 5.00% 9/30/2035 (e)	5,000	4,851
Enfragen Energia Sur SA 5.375% 12/30/2030	9,848	8,977
Enfragen Energia Sur SA 8.499% 6/30/2032	3,500	3,537
Enfragen Energia Sur SA 8.499% 6/30/2032 (e)	2,480	2,506
Engie Energia Chile SA 3.40% 1/28/2030 (e)	7,054	6,566
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026	11,060	11,035
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026 (e)	8,250	8,231
ENN Energy Holdings, Ltd. 2.625% 9/17/2030 (e)	1,143	1,049
Entergy Corp. 1.90% 6/15/2028	6,531	6,197
Entergy Corp. 2.40% 6/15/2031	2,255	2,004
Entergy Louisiana, LLC 3.12% 9/1/2027	3,436	3,387
Entergy Louisiana, LLC 2.35% 6/15/2032	395	346
Entergy Louisiana, LLC 5.35% 3/15/2034	5,000	5,142
Entergy Louisiana, LLC 2.90% 3/15/2051	4,974	3,052
Eversource Energy 3.30% 1/15/2028	6,812	6,674
Eversource Energy 4.45% 12/15/2030	3,800	3,750
Exelon Corp. 4.10% 3/15/2052	1,725	1,308
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25% 1/31/2041 (e)	12,030	12,063
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25% 1/31/2041	991	993
FirstEnergy Corp. 2.65% 3/1/2030	13,032	12,070
FirstEnergy Corp. 2.25% 9/1/2030	11,214	10,109
The Bond Fund of America — Page 24 of 122

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Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
FirstEnergy Corp., Series B, 3.90% 7/15/2027	USD10,000	$9,921
FirstEnergy Transmission, LLC 2.866% 9/15/2028 (e)	18,927	18,204
Florida Power & Light Co. 4.40% 5/15/2028	16,905	16,980
Florida Power & Light Co. 5.10% 4/1/2033	2,338	2,387
Florida Power & Light Co. 4.80% 5/15/2033	6,386	6,394
Florida Power & Light Co. 5.30% 6/15/2034	8,751	9,001
Florida Power & Light Co. 4.70% 2/15/2036	28,654	27,942
Florida Power & Light Co. 3.70% 12/1/2047	2,859	2,135
Florida Power & Light Co. 3.15% 10/1/2049	442	297
Florida Power & Light Co. 2.875% 12/4/2051	19,944	12,413
Florida Power & Light Co. 5.30% 4/1/2053	209	196
Florida Power & Light Co. 5.60% 6/15/2054	5,331	5,223
Florida Power & Light Co. 5.70% 3/15/2055	5,879	5,859
Florida Power & Light Co. 5.60% 2/15/2066	11,165	10,764
Georgia Power Co. 4.00% 10/1/2028	5,000	4,972
Georgia Power Co. 5.25% 3/15/2034	2,204	2,252
Grupo Energia Bogota SA ESP 7.85% 11/9/2033 (e)	2,500	2,724
Jersey Central Power & Light Co. 2.75% 3/1/2032 (e)	488	439
Jersey Central Power & Light Co. 5.10% 1/15/2035	3	3
Kallpa Generacion SA 5.875% 1/30/2032 (e)	5,558	5,702
Kallpa Generacion SA 5.875% 1/30/2032	2,942	3,018
MidAmerican Energy Co. 5.35% 1/15/2034	350	359
MidAmerican Energy Co. 5.75% 11/1/2035	576	605
MidAmerican Energy Co. 3.15% 4/15/2050	2,964	1,962
MidAmerican Energy Co. 5.30% 2/1/2055	99	92
MidAmerican Energy Co. 5.50% 11/15/2056	5,473	5,254
Minejesa Capital BV 4.625% 8/10/2030	3,333	3,299
Minejesa Capital BV 5.625% 8/10/2037	21,300	20,329
NextEra Energy Capital Holdings, Inc. 1.875% 1/15/2027	1,470	1,443
NextEra Energy Capital Holdings, Inc. 4.685% 9/1/2027	10,700	10,755
Niagara Energy S.A.C. 5.746% 10/3/2034	5,000	4,990
Niagara Energy S.A.C. 5.746% 10/3/2034 (e)	4,400	4,391
NiSource, Inc. 5.40% 6/30/2033	1,422	1,456
NiSource, Inc. 5.00% 6/15/2052	24	21
Northern States Power Co. 2.25% 4/1/2031	13,685	12,336
Northern States Power Co. 5.05% 5/15/2035	1,248	1,257
Northern States Power Co. 4.85% 5/15/2036	22,024	21,755
Northern States Power Co. 5.10% 5/15/2053	944	861
Northern States Power Co. 5.40% 3/15/2054	14,564	13,862
Northern States Power Co. 5.65% 5/15/2055	4,205	4,130
NRG Energy, Inc. 3.625% 2/15/2031 (e)	5,000	4,607
Oncor Electric Delivery Co., LLC 4.55% 9/15/2032	807	797
Pacific Gas and Electric Co. 2.10% 8/1/2027	36,005	34,909
Pacific Gas and Electric Co. 3.30% 12/1/2027	11,061	10,835
Pacific Gas and Electric Co. 5.00% 6/4/2028	1,945	1,962
Pacific Gas and Electric Co. 3.00% 6/15/2028	38,214	36,993
Pacific Gas and Electric Co. 3.75% 7/1/2028	16,039	15,762
Pacific Gas and Electric Co. 4.65% 8/1/2028	12,705	12,726
Pacific Gas and Electric Co. 5.55% 5/15/2029	1,860	1,905
Pacific Gas and Electric Co. 4.55% 7/1/2030	117,159	115,612
Pacific Gas and Electric Co. 2.50% 2/1/2031	116,736	104,652
Pacific Gas and Electric Co. 3.25% 6/1/2031	50,107	46,238
Pacific Gas and Electric Co. 4.40% 3/1/2032	13,936	13,443
Pacific Gas and Electric Co. 5.90% 6/15/2032	27,156	28,147
The Bond Fund of America — Page 25 of 122

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Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 5.05% 10/15/2032	USD33,500	$33,297
Pacific Gas and Electric Co. 6.15% 1/15/2033	9,377	9,810
Pacific Gas and Electric Co. 6.40% 6/15/2033	128,981	136,967
Pacific Gas and Electric Co. 6.95% 3/15/2034	27,192	29,791
Pacific Gas and Electric Co. 5.80% 5/15/2034	1,025	1,051
Pacific Gas and Electric Co. 5.70% 3/1/2035	77,508	78,601
Pacific Gas and Electric Co. 6.00% 8/15/2035	65,823	68,040
Pacific Gas and Electric Co. 5.20% 5/1/2036	34,075	33,223
Pacific Gas and Electric Co. 3.30% 8/1/2040	30,846	23,088
Pacific Gas and Electric Co. 3.75% 8/15/2042	23,075	17,297
Pacific Gas and Electric Co. 4.95% 7/1/2050	36,265	30,064
Pacific Gas and Electric Co. 3.50% 8/1/2050	36,966	24,462
Pacific Gas and Electric Co. 6.00% 5/1/2056	7,076	6,721
PacifiCorp 5.10% 2/15/2029	22,351	22,643
PacifiCorp 4.25% 3/15/2029	18,752	18,545
PacifiCorp 4.65% 4/15/2029	21,238	21,244
PacifiCorp 3.50% 6/15/2029	725	698
PacifiCorp 2.70% 9/15/2030	17,467	15,927
PacifiCorp 5.30% 2/15/2031	10,971	11,124
PacifiCorp 5.10% 4/15/2031	59,711	59,881
PacifiCorp 5.45% 4/15/2033	73,493	73,754
PacifiCorp 5.45% 2/15/2034	33,975	33,864
PacifiCorp 5.80% 4/15/2036	34,073	34,360
PacifiCorp 6.10% 8/1/2036	5,793	5,922
PacifiCorp 6.25% 10/15/2037	9,810	10,163
PacifiCorp 4.15% 2/15/2050	20,725	15,149
PacifiCorp 3.30% 3/15/2051	24,814	15,498
PacifiCorp 2.90% 6/15/2052	55,216	31,481
PacifiCorp 5.35% 12/1/2053	14,099	12,103
PacifiCorp 5.50% 5/15/2054	32,183	28,247
PacifiCorp 5.80% 1/15/2055	28,003	25,599
PacifiCorp, junior subordinated, 7.125% 8/15/2056 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.292% on 8/15/2031) (d)	6,000	5,670
PECO Energy Co. 4.875% 9/15/2035	8,400	8,327
PECO Energy Co. 2.80% 6/15/2050	10,000	6,196
PECO Energy Co. 2.85% 9/15/2051	821	506
PECO Energy Co. 5.65% 9/15/2055	11,698	11,522
PG&E Corp. 5.25% 7/1/2030	12,000	11,848
PG&E Corp., junior subordinated, 6.85% 9/15/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.225% on 9/15/2031) (d)	3,625	3,584
Progress Energy, Inc. 7.00% 10/30/2031	2,978	3,277
Public Service Co. of Colorado 5.35% 5/15/2034	445	453
Public Service Co. of Colorado 2.70% 1/15/2051	1,887	1,124
Public Service Electric and Gas Co. 3.65% 9/1/2028	263	259
Public Service Electric and Gas Co. 3.20% 5/15/2029	5,000	4,853
Public Service Electric and Gas Co. 2.45% 1/15/2030	3,486	3,251
Public Service Electric and Gas Co. 4.20% 1/1/2031	8,150	8,047
Public Service Electric and Gas Co. 1.90% 8/15/2031	3,073	2,694
Public Service Electric and Gas Co. 5.20% 8/1/2033	1,033	1,057
Public Service Electric and Gas Co. 4.85% 8/1/2034	6,760	6,698
Public Service Electric and Gas Co. 5.05% 3/1/2035	9,800	9,876
Public Service Electric and Gas Co. 4.90% 8/15/2035	30,521	30,301
Public Service Electric and Gas Co. 3.20% 8/1/2049	4,310	2,911
Public Service Electric and Gas Co. 3.15% 1/1/2050	10,801	7,231
The Bond Fund of America — Page 26 of 122

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Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Public Service Electric and Gas Co. 2.70% 5/1/2050	USD8,027	$4,949
Public Service Electric and Gas Co. 2.05% 8/1/2050	1,342	714
Public Service Electric and Gas Co. 3.00% 3/1/2051	3,154	2,022
Public Service Electric and Gas Co. 5.125% 3/15/2053	1,054	965
Public Service Electric and Gas Co. 5.30% 8/1/2054	2,616	2,442
Public Service Electric and Gas Co. 5.625% 1/1/2056	18,395	18,114
Public Service Enterprise Group, Inc. 4.90% 3/15/2030	18,175	18,363
Public Service Enterprise Group, Inc. 1.60% 8/15/2030	425	374
San Diego Gas & Electric Co. 4.95% 8/15/2028	1,934	1,965
San Diego Gas & Electric Co. 3.32% 4/15/2050	2,025	1,360
Southern California Edison Co. 4.90% 6/1/2026	10,000	9,987
Southern California Edison Co. 3.65% 3/1/2028	9,005	8,866
Southern California Edison Co. 5.65% 10/1/2028	4,548	4,662
Southern California Edison Co. 4.20% 3/1/2029	2,186	2,162
Southern California Edison Co. 5.15% 6/1/2029	38,130	38,675
Southern California Edison Co. 2.85% 8/1/2029	78,638	74,205
Southern California Edison Co. 5.25% 3/15/2030	97,454	98,998
Southern California Edison Co. 2.25% 6/1/2030	23,494	21,262
Southern California Edison Co. 2.50% 6/1/2031	28,276	25,267
Southern California Edison Co. 5.45% 6/1/2031	33,273	34,050
Southern California Edison Co. 2.75% 2/1/2032	14,727	13,141
Southern California Edison Co. 5.95% 11/1/2032	11,481	12,078
Southern California Edison Co. 4.80% 3/15/2033	8,250	8,106
Southern California Edison Co. 6.00% 1/15/2034	1,400	1,460
Southern California Edison Co. 5.20% 6/1/2034	14,168	14,069
Southern California Edison Co. 5.45% 3/1/2035	20,719	20,806
Southern California Edison Co. 5.75% 4/1/2035	5,401	5,498
Southern California Edison Co. 5.35% 7/15/2035	44,528	44,125
Southern California Edison Co. 5.625% 2/1/2036	8,263	8,284
Southern California Edison Co. 4.50% 9/1/2040	20,144	17,321
Southern California Edison Co. 3.65% 2/1/2050	18,634	12,794
Southern California Edison Co. 2.95% 2/1/2051	16,807	10,124
Southern California Edison Co. 3.65% 6/1/2051	5,357	3,676
Southern California Edison Co. 3.45% 2/1/2052	19,914	13,047
Southern California Edison Co. 5.90% 3/1/2055	9,600	9,159
Southern California Edison Co. 6.20% 9/15/2055	8,100	8,041
Talen Energy Supply, LLC 8.625% 6/1/2030 (e)	14,808	15,542
Tampa Electric Co. 5.15% 3/1/2035	20,000	20,070
Tierra Mojada Luxembourg II SARL 5.75% 12/1/2040	5,904	5,624
TNB Global Ventures Capital Bhd 4.851% 11/1/2028	4,000	4,039
Union Electric Co. 5.25% 4/15/2035	4,884	4,941
Union Electric Co. 4.80% 3/15/2036	39,839	38,913
Union Electric Co. 2.625% 3/15/2051	132	78
Union Electric Co. 3.90% 4/1/2052	5,303	3,994
Union Electric Co. 5.125% 3/15/2055	10,441	9,469
Virginia Electric & Power 2.95% 11/15/2026	265	263
Virginia Electric & Power 2.875% 7/15/2029	1,425	1,362
Virginia Electric & Power 2.30% 11/15/2031	3,000	2,657
Virginia Electric & Power 2.40% 3/30/2032	990	874
WEC Energy Group, Inc. 5.15% 10/1/2027	8,793	8,890
WEC Energy Group, Inc. 4.75% 1/15/2028	6,000	6,046
Wisconsin Electric Power Co. 4.15% 10/15/2030	1,725	1,703
Wisconsin Electric Power Co. 4.60% 10/1/2034	1,867	1,840
Wisconsin Electric Power Co. 5.05% 10/1/2054	192	173
The Bond Fund of America — Page 27 of 122

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Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Wisconsin Power and Light Co. 1.95% 9/16/2031	USD5,316	$4,620
Wisconsin Power and Light Co. 3.95% 9/1/2032	1,276	1,217
Wisconsin Power and Light Co. 3.65% 4/1/2050	2,675	1,913
Wisconsin Public Service Corp. 2.85% 12/1/2051	387	238
Xcel Energy, Inc. 2.35% 11/15/2031	20,939	18,458
Xcel Energy, Inc. 5.45% 8/15/2033	24,497	25,026
		3,304,184
Communication services 2.82%
Advanced Info Service PCL 4.894% 3/4/2036	3,615	3,525
Alphabet, Inc. 3.70% 2/15/2029	25,000	24,790
Alphabet, Inc. 4.10% 2/15/2031	7,601	7,550
Alphabet, Inc. 4.375% 11/15/2032	1,767	1,757
Alphabet, Inc. 4.40% 2/15/2033	26,870	26,543
Alphabet, Inc. 4.70% 11/15/2035	38,193	37,749
Alphabet, Inc. 4.80% 2/15/2036	32,864	32,736
Alphabet, Inc. 5.35% 11/15/2045	21,000	20,546
Alphabet, Inc. 5.25% 5/15/2055	14,302	13,515
Alphabet, Inc. 5.45% 11/15/2055	74,923	72,593
Alphabet, Inc. 5.65% 2/15/2056	6,916	6,899
Alphabet, Inc. 5.30% 5/15/2065	3,890	3,604
Alphabet, Inc. 5.70% 11/15/2075	52,000	50,438
America Movil, SAB de CV, 9.50% 1/27/2031	MXN117,330	6,554
AT&T, Inc. 2.30% 6/1/2027	USD5,860	5,729
AT&T, Inc. 1.65% 2/1/2028	1,518	1,447
AT&T, Inc. 4.35% 3/1/2029	20,241	20,262
AT&T, Inc. 4.30% 2/15/2030	49,083	48,780
AT&T, Inc. 4.40% 4/30/2031	7,000	6,931
AT&T, Inc. 2.75% 6/1/2031	34,105	31,198
AT&T, Inc. 2.25% 2/1/2032	17,355	15,167
AT&T, Inc. 4.55% 11/1/2032	2,310	2,271
AT&T, Inc. 4.75% 4/30/2033	49,739	49,282
AT&T, Inc. 2.55% 12/1/2033	19,599	16,594
AT&T, Inc. 5.40% 2/15/2034	24,786	25,354
AT&T, Inc. 4.50% 5/15/2035	16,543	15,688
AT&T, Inc. 5.125% 4/30/2036	6,000	5,930
AT&T, Inc. 3.50% 9/15/2053	39,639	26,012
AT&T, Inc. 3.55% 9/15/2055	9,000	5,858
Axiata SPV2 Berhad 2.163% 8/19/2030	4,883	4,416
CCO Holdings, LLC 5.125% 5/1/2027 (e)	12,314	12,308
CCO Holdings, LLC 5.375% 6/1/2029 (e)	2,700	2,665
CCO Holdings, LLC 4.75% 3/1/2030 (e)	9,665	9,177
CCO Holdings, LLC 4.50% 8/15/2030 (e)	18,675	17,463
CCO Holdings, LLC 4.75% 2/1/2032 (e)	8,000	7,240
CCO Holdings, LLC 4.50% 5/1/2032	3,970	3,550
CCO Holdings, LLC 4.50% 6/1/2033 (e)	1,680	1,464
CCO Holdings, LLC 4.25% 1/15/2034 (e)	38,825	33,251
CCO Holdings, LLC 7.375% 2/1/2036 (e)	2,000	1,993
Charter Communications Operating, LLC 4.20% 3/15/2028	10,000	9,916
Charter Communications Operating, LLC 6.10% 6/1/2029	25,275	26,186
Charter Communications Operating, LLC 2.80% 4/1/2031	12,775	11,473
Charter Communications Operating, LLC 2.30% 2/1/2032	20,000	17,158
Charter Communications Operating, LLC 4.40% 4/1/2033	5,000	4,677
Charter Communications Operating, LLC 6.55% 6/1/2034	13,591	14,118
The Bond Fund of America — Page 28 of 122

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Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
Charter Communications Operating, LLC 6.384% 10/23/2035	USD1,163	$1,182
Charter Communications Operating, LLC 5.85% 12/1/2035	138,946	136,742
Charter Communications Operating, LLC 6.484% 10/23/2045	6,850	6,321
Charter Communications Operating, LLC 5.125% 7/1/2049	5,900	4,534
Charter Communications Operating, LLC 4.80% 3/1/2050	62,029	45,893
Charter Communications Operating, LLC 3.70% 4/1/2051	159,303	98,690
Charter Communications Operating, LLC 3.90% 6/1/2052	144,453	92,048
Charter Communications Operating, LLC 5.25% 4/1/2053	48,564	38,122
Charter Communications Operating, LLC 6.70% 12/1/2055	37,184	35,562
Charter Communications Operating, LLC 5.50% 4/1/2063	20,555	15,920
Comcast Corp. 2.65% 2/1/2030	14,401	13,490
Comcast Corp. 4.80% 5/15/2033	10,257	10,206
Comcast Corp. 5.30% 6/1/2034	4,769	4,843
Comcast Corp. 5.30% 5/15/2035	3,018	3,074
Comcast Corp. 3.75% 4/1/2040	6,430	5,216
Comcast Corp. 5.65% 6/1/2054	24,517	22,611
Comcast Corp. 6.05% 5/15/2055	7,400	7,329
Connect Finco SARL 9.00% 9/15/2029 (e)	5,000	5,259
DIRECTV Financing, LLC 5.875% 8/15/2027 (e)	28,371	28,359
DIRECTV Financing, LLC 8.875% 2/1/2030 (e)	5,000	4,995
Discovery Communications, LLC 3.625% 5/15/2030	8,000	7,448
Discovery Communications, LLC 3.625% 5/15/2030	6,175	5,250
DISH Network Corp. 11.75% 11/15/2027 (e)	14,925	15,385
Gray Media, Inc. 10.50% 7/15/2029 (e)	7,650	8,134
Gray Media, Inc. 4.75% 10/15/2030 (e)	6,535	5,049
Gray Media, Inc. 5.375% 11/15/2031 (e)	3,786	2,814
Kuaishou Technology 4.75% 1/22/2036 (e)	3,000	2,893
Meta Platforms, Inc. 4.20% 11/15/2030	863	855
Meta Platforms, Inc. 4.60% 11/15/2032	68,662	68,012
Meta Platforms, Inc. 4.875% 11/15/2035	175,086	171,836
Meta Platforms, Inc. 5.50% 11/15/2045	44,498	42,138
Meta Platforms, Inc. 5.40% 8/15/2054	22,000	19,942
Meta Platforms, Inc. 5.625% 11/15/2055	185,082	173,618
Meta Platforms, Inc. 5.75% 11/15/2065	32,075	29,815
News Corp. 5.125% 2/15/2032 (e)	8,175	7,996
Nexstar Media, Inc. 6.50% 9/15/2033 (e)	10,715	10,803
Nexstar Media, Inc. 7.25% 4/15/2034 (e)	2,750	2,761
Oak-Eagle AcquireCo, Inc. 7.25% 7/1/2033 (e)	4,740	4,914
Orange 4.75% 1/13/2033 (e)	30,738	30,405
Orange 5.00% 1/13/2036 (e)	35,343	34,728
Orange 5.75% 1/13/2056 (e)	2,457	2,442
Paramount Global 6.875% 4/30/2036	4,000	3,511
PLDT, Inc. 3.45% 6/23/2050	3,490	2,458
SBA Tower Trust 1.631% 11/15/2026 (e)	62,772	61,753
Singapore Telecommunications, Ltd. 7.375% 12/1/2031	5,000	5,736
Sirius XM Radio, LLC 4.00% 7/15/2028 (e)	4,300	4,153
Sirius XM Radio, LLC 3.875% 9/1/2031 (e)	5,000	4,544
Tencent Holdings, Ltd. 3.595% 1/19/2028	7,500	7,430
Tencent Holdings, Ltd. 2.39% 6/3/2030 (e)	10,000	9,319
Tencent Holdings, Ltd. 3.68% 4/22/2041	794	679
Tencent Holdings, Ltd. 3.24% 6/3/2050 (e)	9,870	6,942
Tencent Holdings, Ltd. 3.29% 6/3/2060 (e)	5,000	3,319
T-Mobile USA, Inc. 3.75% 4/15/2027	10,000	9,940
T-Mobile USA, Inc. 2.05% 2/15/2028	221	212
The Bond Fund of America — Page 29 of 122

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Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Communication services (continued)	Principal amount (000)	Value (000)
T-Mobile USA, Inc. 4.85% 1/15/2029	USD20,000	$20,234
T-Mobile USA, Inc. 3.875% 4/15/2030	14,367	13,995
T-Mobile USA, Inc. 2.55% 2/15/2031	12,500	11,362
T-Mobile USA, Inc. 2.875% 2/15/2031	15,000	13,837
T-Mobile USA, Inc. 3.50% 4/15/2031	10,000	9,461
T-Mobile USA, Inc. 2.70% 3/15/2032	429	382
T-Mobile USA, Inc. 5.125% 5/15/2032	12,852	13,041
T-Mobile USA, Inc. 4.625% 1/15/2033	7,900	7,759
T-Mobile USA, Inc. 5.05% 7/15/2033	5,372	5,411
T-Mobile USA, Inc. 5.75% 1/15/2034	5,230	5,456
T-Mobile USA, Inc. 5.15% 4/15/2034	6,921	6,976
T-Mobile USA, Inc. 5.30% 5/15/2035	16,807	16,953
T-Mobile USA, Inc. 4.95% 11/15/2035	5,178	5,086
T-Mobile USA, Inc. 3.00% 2/15/2041	4,200	3,073
T-Mobile USA, Inc. 3.40% 10/15/2052	33,939	22,250
T-Mobile USA, Inc. 5.75% 1/15/2054	3,217	3,089
T-Mobile USA, Inc. 5.50% 1/15/2055	5,708	5,242
T-Mobile USA, Inc. 5.85% 2/15/2056	2,507	2,435
Verizon Communications, Inc. 3.875% 2/8/2029	183	181
Verizon Communications, Inc. 1.75% 1/20/2031	18,894	16,571
Verizon Communications, Inc. 2.355% 3/15/2032	9,276	8,100
Verizon Communications, Inc. 4.75% 1/15/2033	18,069	17,852
Verizon Communications, Inc. 5.05% 5/9/2033	2,000	2,027
Verizon Communications, Inc. 4.78% 2/15/2035	17,269	16,721
Verizon Communications, Inc. 5.25% 4/2/2035	41,352	41,418
Verizon Communications, Inc. 5.00% 1/15/2036	53,638	52,547
Verizon Communications, Inc. 5.401% 7/2/2037	9,593	9,563
Verizon Communications, Inc. 3.40% 3/22/2041	3,500	2,689
Verizon Communications, Inc. 2.85% 9/3/2041	11,023	7,760
Verizon Communications, Inc. 5.75% 11/30/2045	9,756	9,508
Verizon Communications, Inc. 3.55% 3/22/2051	10,000	6,984
Verizon Communications, Inc. 3.875% 3/1/2052	10,000	7,319
Verizon Communications, Inc. 5.875% 11/30/2055	19,819	19,291
Verizon Communications, Inc. 2.987% 10/30/2056	34,166	20,068
Verizon Communications, Inc. 6.00% 11/30/2065	10,981	10,649
Walt Disney Co. (The) 4.00% 3/14/2031	5,500	5,417
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	15,165	14,987
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	93,124	90,156
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	5,150	4,892
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	145,998	129,391
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	59,074	39,066
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	9,374	5,706
		2,814,892
Information technology 2.13%
Accenture Capital, Inc. 4.25% 10/4/2031	11,000	10,875
Accenture Capital, Inc. 4.50% 10/4/2034	11,394	11,021
Amphenol Corp. 3.90% 11/15/2028	15,000	14,892
Amphenol Corp. 4.125% 11/15/2030	9,500	9,363
Amphenol Corp. 4.40% 2/15/2033	18,040	17,612
Amphenol Corp. 5.00% 1/15/2035	1,506	1,505
Amphenol Corp. 4.625% 2/15/2036	64,187	62,097
Amphenol Corp. 5.375% 11/15/2054	842	806
Amphenol Corp. 5.30% 11/15/2055	28,425	26,715
The Bond Fund of America — Page 30 of 122

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Analog Devices, Inc. 1.70% 10/1/2028	USD1,037	$976
Analog Devices, Inc. 2.10% 10/1/2031	8,587	7,584
Analog Devices, Inc. 5.05% 4/1/2034	5,266	5,374
Analog Devices, Inc. 2.95% 10/1/2051	14,709	9,380
Analog Devices, Inc. 5.30% 4/1/2054	4,478	4,253
APLD ComputeCo 2, LLC 6.75% 3/15/2031 (e)	2,455	2,439
Apple, Inc. 3.20% 5/11/2027	165,000	163,826
Black Pearl Compute, LLC 6.125% 2/15/2031 (e)	17,000	17,324
Broadcom, Inc. 5.05% 7/12/2027	5,916	5,978
Broadcom, Inc. 4.00% 4/15/2029 (e)	3,178	3,147
Broadcom, Inc. 4.15% 11/15/2030	2,011	1,980
Broadcom, Inc. 4.15% 4/15/2032 (e)	346	335
Broadcom, Inc. 5.20% 4/15/2032	8,250	8,448
Broadcom, Inc. 3.469% 4/15/2034	24,030	21,650
Broadcom, Inc. 4.80% 10/15/2034	8,526	8,401
Broadcom, Inc. 5.20% 7/15/2035	40,834	41,167
Broadcom, Inc. 3.137% 11/15/2035 (e)	2,092	1,778
Broadcom, Inc. 4.80% 2/15/2036	11,572	11,286
Broadcom, Inc. 3.187% 11/15/2036 (e)	6,007	5,023
Broadcom, Inc. 4.926% 5/15/2037 (e)	10,423	10,116
Broadcom, Inc. 4.90% 2/15/2038	19,162	18,504
Cisco Systems, Inc. 5.10% 2/24/2035	39,160	39,708
Cisco Systems, Inc. 5.30% 2/26/2054	1,208	1,134
Fair Isaac Corp. 6.00% 5/15/2033 (e)	8,000	7,855
Intel Corp. 3.05% 8/12/2051	32,671	19,848
Intel Corp. 5.60% 2/21/2054	39,950	36,678
Intel Corp. 3.10% 2/15/2060	25,150	13,906
Lenovo Group, Ltd. 3.421% 11/2/2030	4,000	3,781
Lenovo Group, Ltd. 6.536% 7/27/2032	6,000	6,447
Microchip Technology, Inc. 4.90% 3/15/2028	23,460	23,609
Microchip Technology, Inc. 5.05% 3/15/2029	14,966	15,186
Microchip Technology, Inc. 5.05% 2/15/2030	14,598	14,728
NCR Atleos Corp. 9.50% 4/1/2029 (e)	9,383	10,049
Open Text Corp. 3.875% 2/15/2028 (e)	6,500	6,264
Oracle Corp. 4.80% 8/3/2028	5,000	5,003
Oracle Corp. 4.55% 2/4/2029	32,252	31,851
Oracle Corp. 4.45% 9/26/2030	25,150	24,243
Oracle Corp. 4.95% 2/4/2031	126,927	124,234
Oracle Corp. 5.25% 2/3/2032	5,125	5,035
Oracle Corp. 4.80% 9/26/2032	143,290	136,505
Oracle Corp. 6.25% 11/9/2032	66,374	68,140
Oracle Corp. 5.35% 5/4/2033	63,008	61,360
Oracle Corp. 5.50% 8/3/2035	17,320	16,543
Oracle Corp. 5.20% 9/26/2035	146,773	137,746
Oracle Corp. 5.70% 2/4/2036	139,961	134,632
Oracle Corp. 5.875% 9/26/2045	98,157	84,747
Oracle Corp. 6.55% 2/4/2046	13,182	12,307
Oracle Corp. 3.60% 4/1/2050	25,174	15,210
Oracle Corp. 6.00% 8/3/2055	34,783	29,189
Oracle Corp. 5.95% 9/26/2055	80,230	67,545
Oracle Corp. 6.70% 2/4/2056	116,458	108,169
Oracle Corp. 6.10% 9/26/2065	33,830	28,072
Oracle Corp. 6.85% 2/4/2066	1,485	1,367
Roper Technologies, Inc. 4.25% 9/15/2028	6,000	5,963
The Bond Fund of America — Page 31 of 122

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Roper Technologies, Inc. 4.45% 9/15/2030	USD8,000	$7,881
Roper Technologies, Inc. 4.90% 10/15/2034	9,931	9,594
Roper Technologies, Inc. 5.10% 9/15/2035	14,365	13,973
ServiceNow, Inc. 1.40% 9/1/2030	2,348	2,038
SK hynix, Inc. 6.375% 1/17/2028 (e)	10,000	10,326
SK hynix, Inc. 6.375% 1/17/2028	2,800	2,891
SK hynix, Inc. 2.375% 1/19/2031	5,000	4,524
SK hynix, Inc. 2.375% 1/19/2031 (e)	4,830	4,370
SK hynix, Inc. 6.50% 1/17/2033	11,000	11,976
Synopsys, Inc. 4.55% 4/1/2027	20,000	20,018
Synopsys, Inc. 4.85% 4/1/2030	31,440	31,680
Synopsys, Inc. 5.15% 4/1/2035	91,112	91,319
Synopsys, Inc. 5.70% 4/1/2055	37,250	35,639
Texas Instruments, Inc. 4.60% 2/8/2029	1,128	1,143
Texas Instruments, Inc. 4.85% 2/8/2034	1,778	1,795
Texas Instruments, Inc. 5.10% 5/23/2035	13,750	13,933
Texas Instruments, Inc. 5.15% 2/8/2054	14,750	13,676
TSMC Global, Ltd. 1.25% 4/23/2026	10,000	9,982
TSMC Global, Ltd. 1.00% 9/28/2027	10,000	9,545
TSMC Global, Ltd. 1.75% 4/23/2028	5,000	4,765
TSMC Global, Ltd. 2.25% 4/23/2031	11,000	9,968
UKG, Inc. 6.875% 2/1/2031 (e)	3,250	3,179
Viasat, Inc. 5.625% 4/15/2027 (e)	8,000	7,952
		2,123,076
Energy 1.83%
APA Corp. 4.25% 1/15/2030	9,050	8,910
APA Corp. 4.75% 4/15/2043	2,588	2,066
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (e)	6,415	6,413
Baker Hughes Holdings, LLC 2.061% 12/15/2026	397	392
Baker Hughes Holdings, LLC 4.486% 5/1/2030	2,026	2,030
BP Capital Markets America, Inc. 4.893% 9/11/2033	2,719	2,734
BP Capital Markets America, Inc. 2.772% 11/10/2050	40	25
Canadian Natural Resources, Ltd. 3.85% 6/1/2027	2,275	2,263
Canadian Natural Resources, Ltd. 2.95% 7/15/2030	206	194
Canadian Natural Resources, Ltd. 5.40% 12/15/2034	3,000	3,036
Cenovus Energy, Inc. 5.25% 6/15/2037	822	797
Cenovus Energy, Inc. 5.40% 6/15/2047	12,727	11,563
Chevron Corp. 3.078% 5/11/2050	8,419	5,676
Chevron USA, Inc. 1.018% 8/12/2027	2,757	2,649
Chevron USA, Inc. 4.687% 4/15/2030	15,000	15,238
CNX Resources Corp. 7.375% 1/15/2031 (e)	1,437	1,477
CNX Resources Corp. 7.25% 3/1/2032 (e)	2,935	3,026
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030 (e)	8,000	8,376
Columbia Pipelines Operating Co., LLC 6.497% 8/15/2043 (e)	3,869	4,056
Columbia Pipelines Operating Co., LLC 6.544% 11/15/2053 (e)	8,155	8,574
ConocoPhillips Co. 4.70% 1/15/2030	15,000	15,137
ConocoPhillips Co. 3.80% 3/15/2052	12,105	8,851
ConocoPhillips Co. 5.30% 5/15/2053	24,358	22,559
ConocoPhillips Co. 5.55% 3/15/2054	11,488	11,016
ConocoPhillips Co. 5.50% 1/15/2055	5,802	5,547
Devon Energy Corp. 5.20% 9/15/2034	23,000	23,067
Devon Energy Corp. 5.75% 9/15/2054	8,390	7,891
Diamondback Energy, Inc. 5.75% 4/18/2054	7,500	7,098
The Bond Fund of America — Page 32 of 122

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Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Ecopetrol SA 8.625% 1/19/2029	USD2,000	$2,115
Ecopetrol SA 8.875% 1/13/2033	57,550	60,623
Ecopetrol SA 8.375% 1/19/2036	1,305	1,324
Empresa Nacional del Petroleo 5.95% 7/30/2034 (e)	4,370	4,416
Energean Israel Finance, Ltd. 5.875% 3/30/2031 (e)	4,000	3,726
Energy Transfer, LP 5.25% 7/1/2029	6,493	6,636
Enterprise Products Operating, LLC 4.60% 1/15/2031	3,287	3,293
Enterprise Products Operating, LLC 4.95% 2/15/2035	5,081	5,068
Enterprise Products Operating, LLC 5.20% 1/15/2036	7,462	7,506
EOG Resources, Inc. 4.40% 7/15/2028	1,024	1,027
EOG Resources, Inc. 4.40% 1/15/2031	5,577	5,540
EOG Resources, Inc. 3.90% 4/1/2035	8,000	7,364
EOG Resources, Inc. 5.35% 1/15/2036	4,545	4,614
EOG Resources, Inc. 5.65% 12/1/2054	3,994	3,893
EQT Corp. 7.00% 2/1/2030	15,000	16,053
Equinor ASA 3.125% 4/6/2030	22,503	21,537
Equinor ASA 3.25% 11/18/2049	5,687	3,918
Exxon Mobil Corp. 3.482% 3/19/2030	10,000	9,731
Exxon Mobil Corp. 2.61% 10/15/2030	27,900	26,076
Exxon Mobil Corp. 4.227% 3/19/2040	2,000	1,811
Exxon Mobil Corp. 3.452% 4/15/2051	6,702	4,778
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (e)	10,000	10,047
Harvest Midstream I, LP 7.50% 9/1/2028 (e)	1,988	2,008
Harvest Midstream I, LP 7.50% 5/15/2032 (e)	2,010	2,053
Hess Midstream Operations, LP 5.875% 3/1/2028 (e)	1,570	1,581
Hess Midstream Operations, LP 6.50% 6/1/2029 (e)	2,855	2,918
Hilcorp Energy I, LP 6.25% 4/15/2032 (e)	9,000	8,717
Matador Resources Co. 6.875% 4/15/2028 (e)	4,950	5,047
Matador Resources Co. 6.25% 4/15/2033 (e)	2,000	2,003
Matador Resources Co. 6.00% 4/15/2034 (e)	1,750	1,740
Modec Finance BV 7.84% 7/15/2026 (h)(i)	5,000	5,058
MPLX, LP 4.00% 3/15/2028	3,500	3,473
MPLX, LP 5.40% 9/15/2035	4,033	4,017
Murphy Oil Corp. 5.875% 12/1/2042 (d)	1,395	1,185
Murphy Oil USA, Inc. 3.75% 2/15/2031 (e)	10,160	9,447
MV24 Capital BV 6.748% 6/1/2034 (e)	1,378	1,376
Nabors Industries, Inc. 7.625% 11/15/2032 (e)	3,200	3,278
NFE Financing, LLC 12.00% 11/15/2029 (e)(g)	21,386	9,690
Noble Finance II, LLC 8.00% 4/15/2030 (e)	2,000	2,060
Occidental Petroleum Corp. 8.875% 7/15/2030	34,500	39,290
Occidental Petroleum Corp. 6.625% 9/1/2030	56,886	61,199
Occidental Petroleum Corp. 5.375% 1/1/2032	98,000	99,527
Occidental Petroleum Corp. 6.60% 3/15/2046	5,000	5,183
Oil & Natural Gas Corp., Ltd. 3.375% 12/5/2029	5,000	4,780
Oleoducto Central SA 4.00% 7/14/2027	8,569	8,461
Oleoducto Central SA 4.00% 7/14/2027 (e)	4,960	4,898
ONEOK, Inc. 5.55% 11/1/2026	1,977	1,989
ONEOK, Inc. 5.65% 11/1/2028	11,023	11,320
Permian Resources Operating, LLC 9.875% 7/15/2031 (e)	6,000	6,372
Permian Resources Operating, LLC 7.00% 1/15/2032 (e)	4,900	5,077
Permian Resources Operating, LLC 6.25% 2/1/2033 (e)	3,000	3,058
Petroleos Mexicanos 6.49% 1/23/2027	6,423	6,483
Petroleos Mexicanos 6.50% 3/13/2027	22,599	22,830
Petroleos Mexicanos 5.35% 2/12/2028	11,978	11,854
The Bond Fund of America — Page 33 of 122

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Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Petroleos Mexicanos 6.50% 1/23/2029	USD1,833	$1,839
Petroleos Mexicanos 8.75% 6/2/2029	143,199	150,624
Petroleos Mexicanos 6.84% 1/23/2030	118,926	119,263
Petroleos Mexicanos 5.95% 1/28/2031	92,845	88,839
Petroleos Mexicanos 6.70% 2/16/2032	168,016	164,573
Petroleos Mexicanos 6.625% 6/15/2035	30,000	27,981
Petroleos Mexicanos 6.375% 1/23/2045	229	181
Petroleos Mexicanos 6.75% 9/21/2047	560	447
Petroleos Mexicanos 6.35% 2/12/2048	93	71
Petroleos Mexicanos 7.69% 1/23/2050	1,590	1,378
Petroleos Mexicanos 6.95% 1/28/2060	6,910	5,450
PETRONAS Capital, Ltd. 4.50% 3/18/2045	4,800	4,177
PETRONAS Capital, Ltd. 5.848% 4/3/2055	5,700	5,832
Pluspetrol Camisea SA 6.24% 7/3/2036 (e)	1,270	1,320
PTT PCL 4.50% 10/25/2042	800	699
PTTEP Treasury Center Co., Ltd. 2.587% 6/10/2027 (e)	4,780	4,669
PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	3,500	3,310
PTTEP Treasury Center Co., Ltd. 3.903% 12/6/2059	3,000	2,227
Qatar Energy 1.375% 9/12/2026 (e)	18,535	18,289
Qatar Energy 2.25% 7/12/2031 (e)	32,300	28,470
Raizen Fuels Finance SA 5.30% 1/20/2027 (g)	2,440	1,369
Raizen Fuels Finance SA 6.25% 7/8/2032 (g)	7,905	4,387
Raizen Fuels Finance SA 6.25% 7/8/2032 (e)(g)	5,000	2,775
Raizen Fuels Finance SA 6.45% 3/5/2034 (g)	1,775	977
Raizen Fuels Finance SA 6.45% 3/5/2034 (e)(g)	1,325	730
Raizen Fuels Finance SA 6.70% 2/25/2037 (g)	1,500	811
Raizen Fuels Finance SA 6.95% 3/5/2054 (e)(g)	1,050	555
Reliance Industries, Ltd. 3.667% 11/30/2027	3,000	2,959
Reliance Industries, Ltd. 2.875% 1/12/2032	3,000	2,703
Reliance Industries, Ltd. 6.25% 10/19/2040	750	814
Reliance Industries, Ltd. 4.875% 2/10/2045	5,044	4,598
Reliance Industries, Ltd. 3.625% 1/12/2052	4,497	3,181
Reliance Industries, Ltd. 3.75% 1/12/2062	300	207
Repsol E&P Capital Markets US, LLC 4.805% 9/16/2028 (e)	6,001	6,027
Saudi Arabian Oil Co. 4.00% 2/2/2029 (e)	26,278	25,761
Saudi Arabian Oil Co. 4.375% 2/2/2031 (e)	70,839	68,912
Saudi Arabian Oil Co. 5.00% 2/2/2036 (e)	5,301	5,101
Shell Finance US, Inc. 2.375% 11/7/2029	9,441	8,859
Shell Finance US, Inc. 2.75% 4/6/2030	841	792
Shell Finance US, Inc. 3.25% 4/6/2050	580	395
Shell Finance US, Inc. 3.00% 11/26/2051 (e)	6,734	4,292
SM Energy Co. 8.625% 11/1/2030 (e)	4,665	4,925
South Bow USA Infrastructure Holdings, LLC 4.911% 9/1/2027	5,175	5,198
South Bow USA Infrastructure Holdings, LLC 5.584% 10/1/2034	15,861	15,761
South Bow USA Infrastructure Holdings, LLC 6.176% 10/1/2054	14,385	13,722
Sunoco, LP 7.00% 9/15/2028 (e)	6,715	6,873
Sunoco, LP 4.50% 5/15/2029	5,215	5,089
Sunoco, LP 5.625% 3/15/2031 (e)	790	787
Sunoco, LP 5.875% 3/15/2034 (e)	840	831
Thaioil Treasury Center Co., Ltd. 4.625% 11/20/2028	4,252	4,223
Thaioil Treasury Center Co., Ltd. 4.875% 1/23/2043	1,808	1,588
Thaioil Treasury Center Co., Ltd. 3.50% 10/17/2049	6,900	4,678
Thaioil Treasury Center Co., Ltd. 3.75% 6/18/2050	2,166	1,528
TotalEnergies Capital International SA 2.829% 1/10/2030	12,200	11,562
The Bond Fund of America — Page 34 of 122

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Energy (continued)	Principal amount (000)	Value (000)
TotalEnergies Capital International SA 3.127% 5/29/2050	USD1,008	$667
TotalEnergies Capital SA 5.15% 4/5/2034	1,221	1,249
TotalEnergies Capital SA 4.724% 9/10/2034	5,000	4,976
TotalEnergies Capital SA 5.488% 4/5/2054	30,500	29,299
TotalEnergies Capital SA 5.275% 9/10/2054	11,071	10,334
TotalEnergies Capital USA, LLC 4.248% 1/13/2031	73,441	72,785
Transportadora de Gas del Peru SA 4.25% 4/30/2028	514	512
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (e)	5,000	4,641
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033 (e)	46,000	40,786
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (e)	19,830	20,655
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (e)	19,980	21,175
Weatherford International, Ltd. 8.625% 4/30/2030 (e)	160	163
Weatherford International, Ltd. 6.75% 10/15/2033 (e)	3,910	3,998
		1,823,578
Industrials 1.61%
ADT Security Corp. 4.125% 8/1/2029 (e)	3,000	2,868
ADT Security Corp. 4.875% 7/15/2032 (e)	3,000	2,805
Aeropuerto Internacional de Tocumen SA 4.00% 8/11/2041 (e)	4,100	3,412
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (e)	3,180	2,550
Americold Realty Operating Partnership, LP 5.60% 5/15/2032	9,660	9,561
BAE Systems PLC 5.125% 3/26/2029 (e)	5,445	5,558
BAE Systems PLC 5.25% 3/26/2031 (e)	1,593	1,636
BAE Systems PLC 5.30% 3/26/2034 (e)	67,727	69,392
BAE Systems PLC 5.50% 3/26/2054 (e)	1,921	1,897
Boeing Co. (The) 2.70% 2/1/2027	11,304	11,148
Boeing Co. (The) 5.04% 5/1/2027	1,126	1,133
Boeing Co. (The) 6.259% 5/1/2027	10,697	10,885
Boeing Co. (The) 3.25% 2/1/2028	49,283	48,325
Boeing Co. (The) 6.298% 5/1/2029	12,918	13,565
Boeing Co. (The) 5.15% 5/1/2030	31,776	32,319
Boeing Co. (The) 3.625% 2/1/2031	3,864	3,676
Boeing Co. (The) 6.388% 5/1/2031	46,103	49,181
Boeing Co. (The) 3.60% 5/1/2034	6,790	6,081
Boeing Co. (The) 6.528% 5/1/2034	21,329	23,243
Boeing Co. (The) 5.705% 5/1/2040	8,150	8,167
Boeing Co. (The) 3.90% 5/1/2049	1,000	731
Boeing Co. (The) 3.75% 2/1/2050	537	381
Boeing Co. (The) 5.805% 5/1/2050	9,001	8,707
Boeing Co. (The) 6.858% 5/1/2054	6,519	7,181
Boeing Co. (The) 5.93% 5/1/2060	12,187	11,708
Boeing Co. (The) 7.008% 5/1/2064	4,581	5,069
Burlington Northern Santa Fe, LLC 3.05% 2/15/2051	7,293	4,708
Canadian National Railway Co. 4.375% 9/18/2034	1,488	1,439
Canadian Pacific Railway Co. 1.75% 12/2/2026	947	933
Canadian Pacific Railway Co. 4.00% 3/15/2029	4,000	3,957
Canadian Pacific Railway Co. 4.80% 3/30/2030	22,797	23,097
Canadian Pacific Railway Co. 5.20% 3/30/2035	36,787	37,469
Canadian Pacific Railway Co. 3.00% 12/2/2041	9,905	7,286
Canadian Pacific Railway Co. 3.10% 12/2/2051	30,869	20,221
Carpenter Technology Corp. 5.625% 3/1/2034 (e)	4,705	4,668
Carrier Global Corp. 2.722% 2/15/2030	12,746	11,908
Carrier Global Corp. 2.70% 2/15/2031	479	439
Carrier Global Corp. 5.90% 3/15/2034	1,828	1,929
The Bond Fund of America — Page 35 of 122

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
CK Hutchison International (19) II, Ltd. 3.375% 9/6/2049	USD3,700	$2,660
CK Hutchison International (20), Ltd. 3.375% 5/8/2050	3,200	2,292
CK Hutchison International (21), Ltd. 3.125% 4/15/2041 (i)	1,400	1,062
CK Hutchison International (23), Ltd. 4.75% 4/21/2028 (e)	9,430	9,513
CK Hutchison International (23), Ltd. 4.75% 4/21/2028	7,500	7,566
CK Hutchison International (23), Ltd. 4.875% 4/21/2033	4,600	4,621
CK Hutchison International (24), Ltd. 5.50% 4/26/2034 (e)	6,780	7,014
CK Hutchison International (24) II, Ltd. 4.75% 9/13/2034	3,700	3,644
Clean Harbors, Inc. 5.125% 7/15/2029 (e)	10,000	9,886
Columbus McKinnon Corp. 7.125% 2/1/2033 (e)	1,560	1,561
Competition Team Technologies, Ltd. 4.25% 3/12/2029	3,000	2,982
CSX Corp. 3.25% 6/1/2027	20,000	19,780
CSX Corp. 2.40% 2/15/2030	11,598	10,788
CSX Corp. 4.10% 11/15/2032	29,939	28,997
CSX Corp. 5.20% 11/15/2033	7,866	8,068
CSX Corp. 5.05% 6/15/2035	34,232	34,371
CSX Corp. 2.50% 5/15/2051	1,595	941
CSX Corp. 4.50% 11/15/2052	25,000	20,821
CSX Corp. 4.90% 3/15/2055	10,605	9,380
Eaton Corp. 3.95% 3/6/2029	9,000	8,912
Eaton Corp. 4.50% 3/6/2033	14,819	14,620
Eaton Corp. 4.15% 3/15/2033	654	636
Eaton Corp. 4.80% 3/6/2036	35,109	34,676
Eaton Corp. 4.20% 3/6/2031	21,740	21,433
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/2035	3,000	2,878
GE Vernova, Inc. 4.25% 2/4/2031	5,797	5,734
GE Vernova, Inc. 4.875% 2/4/2036	6,000	5,949
GE Vernova, Inc. 5.50% 2/4/2056	7,762	7,472
General Dynamics Corp. 2.25% 6/1/2031	312	281
General Dynamics Corp. 4.95% 8/15/2035	4,955	4,991
General Electric Co. 4.30% 7/29/2030	5,061	5,053
General Electric Co. 4.90% 1/29/2036	8,025	8,035
Herc Holdings, Inc. 5.75% 3/15/2031 (e)	2,065	2,036
Herc Holdings, Inc. 7.25% 6/15/2033 (e)	6,000	6,154
Herc Holdings, Inc. 6.00% 3/15/2034 (e)	3,000	2,903
Honeywell Aerospace, Inc. 4.00% 3/16/2029 (e)	1,000	991
Honeywell Aerospace, Inc. 4.30% 3/16/2031 (e)	41,462	41,027
Honeywell Aerospace, Inc. 4.60% 3/16/2033 (e)	30,322	29,983
Honeywell Aerospace, Inc. 4.95% 3/16/2036 (e)	24,920	24,735
Honeywell Aerospace, Inc. 5.622% 3/16/2046 (e)	2,000	1,972
Honeywell Aerospace, Inc. 5.732% 3/16/2056 (e)	13,000	12,859
Howmet Aerospace, Inc. 4.75% 4/15/2036	7,500	7,295
HPHT Finance 25, Ltd. 5.00% 2/21/2030 (i)	9,600	9,638
Hutchison Whampoa International, Ltd. 7.45% 11/24/2033	3,000	3,473
Icahn Enterprises, LP 5.25% 5/15/2027	18,000	17,653
Ingersoll-Rand, Inc. 5.70% 8/14/2033	4,791	4,979
Ingersoll-Rand, Inc. 5.45% 6/15/2034	1,453	1,484
L3Harris Technologies, Inc. 5.40% 7/31/2033	11,257	11,554
LATAM Airlines Group SA 7.875% 4/15/2030	1,000	1,011
LATAM Airlines Group SA 7.625% 1/7/2031 (e)	11,380	11,522
LG Energy Solution, Ltd. 5.25% 4/2/2028 (e)	3,920	3,951
LG Energy Solution, Ltd. 5.375% 4/2/2030 (e)	3,000	3,026
LG Energy Solution, Ltd. 5.25% 4/2/2031 (e)	4,855	4,843
LG Energy Solution, Ltd. 5.50% 7/2/2034	3,000	2,972
The Bond Fund of America — Page 36 of 122

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Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
LG Energy Solution, Ltd. 5.875% 4/2/2035	USD16,900	$16,896
LG Energy Solution, Ltd. 5.875% 4/2/2035 (e)	500	500
LG Energy Solution, Ltd. 5.875% 4/2/2036 (e)	5,885	5,842
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034 (e)	1,926	1,969
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034	410	419
Lima Metro Line 2 Finance, Ltd. 4.35% 4/5/2036	4,817	4,582
Lima Metro Line 2 Finance, Ltd. 4.35% 4/5/2036 (e)	2,307	2,195
Lockheed Martin Corp. 5.25% 1/15/2033	19,435	20,243
Lockheed Martin Corp. 4.75% 2/15/2034	813	816
Lockheed Martin Corp. 5.70% 11/15/2054	14,795	14,783
Masco Corp. 1.50% 2/15/2028	795	753
Masco Corp. 2.00% 2/15/2031	1,173	1,034
Mexico City Airport Trust 4.25% 10/31/2026	8,700	8,678
Mexico City Airport Trust 3.875% 4/30/2028	11,400	11,188
Mexico City Airport Trust 3.875% 4/30/2028 (e)	690	677
Mexico City Airport Trust 5.50% 7/31/2047	4,658	3,880
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027 (e)	13,872	13,751
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027	8,000	7,930
Moog, Inc. 5.50% 10/15/2034 (e)	410	412
MTR Corp. CI, Ltd. 5.25% 4/1/2055	2,000	1,984
MTR Corp. CI, Ltd. 4.875% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 0.86% on 12/24/2030) (d)	5,100	5,139
MTR Corp. CI, Ltd. 5.625% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 1.457% on 12/24/2035) (d)	15,500	16,009
Norfolk Southern Corp. 3.80% 8/1/2028	15,000	14,852
Norfolk Southern Corp. 5.05% 8/1/2030	9,546	9,755
Norfolk Southern Corp. 4.45% 3/1/2033	11,653	11,449
Norfolk Southern Corp. 5.10% 5/1/2035	23,386	23,468
Norfolk Southern Corp. 5.35% 8/1/2054	15,482	14,445
Northrop Grumman Corp. 4.65% 7/15/2030	14,212	14,299
Northrop Grumman Corp. 4.70% 3/15/2033	11,968	11,962
Northrop Grumman Corp. 4.95% 3/15/2053	5,032	4,461
Paychex, Inc. 5.10% 4/15/2030	5,853	5,908
Paychex, Inc. 5.35% 4/15/2032	9,012	9,062
Paychex, Inc. 5.60% 4/15/2035	2,129	2,139
Pitney Bowes, Inc. 6.875% 3/15/2027 (e)	6,000	5,998
Prime Security Services Borrower, LLC 5.75% 4/15/2026 (e)	110	110
Prime Security Services Borrower, LLC 3.375% 8/31/2027 (e)	3,100	3,019
QXO Building Products, Inc. 6.75% 4/30/2032 (e)	8,000	8,167
Republic Services, Inc. 4.875% 4/1/2029	4,090	4,153
Republic Services, Inc. 2.375% 3/15/2033	1,252	1,081
RTX Corp. 5.75% 11/8/2026	4,000	4,034
RTX Corp. 3.125% 5/4/2027	1,000	987
RTX Corp. 4.125% 11/16/2028	6,320	6,295
RTX Corp. 6.00% 3/15/2031	7,364	7,830
RTX Corp. 1.90% 9/1/2031	7,488	6,519
RTX Corp. 2.375% 3/15/2032	7,474	6,583
RTX Corp. 5.15% 2/27/2033	428	437
RTX Corp. 6.10% 3/15/2034	3,664	3,947
RTX Corp. 4.50% 6/1/2042	1,375	1,221
RTX Corp. 2.82% 9/1/2051	1,750	1,071
RTX Corp. 3.03% 3/15/2052	5,000	3,177
RTX Corp. 5.375% 2/27/2053	3,194	3,002
RTX Corp. 6.40% 3/15/2054	4,211	4,544
The Bond Fund of America — Page 37 of 122

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Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Rutas 2 & 7 Finance, Ltd. 0% 9/30/2036 (e)	USD1,256	$961
Sats Treasury Pte., Ltd. 4.828% 1/23/2029	10,360	10,498
Siemens Funding BV 4.90% 5/28/2032 (e)	28,500	29,070
Siemens Funding BV 5.20% 5/28/2035 (e)	4,000	4,100
Siemens Funding BV 5.80% 5/28/2055 (e)	27,757	28,319
Siemens Funding BV 5.90% 5/28/2065 (e)	12,967	13,254
Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031 (e)	12,355	11,121
Texas Combined Tirz I, LLC 0% 12/7/2062 (e)(h)	3,338	3,338
TransDigm, Inc. 6.25% 1/31/2034 (e)	6,000	6,071
Triton Container International, Ltd. 3.15% 6/15/2031 (e)	15,346	13,887
TSMC Arizona Corp. 4.25% 4/22/2032	8,000	7,950
TSMC Arizona Corp. 3.125% 10/25/2041	5,000	4,082
TSMC Arizona Corp. 3.25% 10/25/2051	11,000	8,306
Tyco Electronics Group SA 4.50% 2/9/2031	10,000	9,984
Tyco Electronics Group SA 4.875% 2/9/2036	10,000	9,874
Union Pacific Corp. 2.15% 2/5/2027	4,740	4,662
Union Pacific Corp. 2.40% 2/5/2030	4,050	3,770
Union Pacific Corp. 2.375% 5/20/2031	22,125	20,072
Union Pacific Corp. 2.80% 2/14/2032	26,993	24,557
Union Pacific Corp. 5.10% 2/20/2035	7,741	7,882
Union Pacific Corp. 2.891% 4/6/2036	4,119	3,459
Union Pacific Corp. 4.30% 3/1/2049	1,367	1,116
Union Pacific Corp. 3.25% 2/5/2050	17,642	11,960
Union Pacific Corp. 2.95% 3/10/2052	8,805	5,498
Union Pacific Corp. 3.50% 2/14/2053	8,943	6,231
Union Pacific Corp. 5.60% 12/1/2054	18,222	17,872
Union Pacific Corp. 3.839% 3/20/2060	4,000	2,833
United Airlines Holdings, Inc. 5.375% 3/1/2031	1,305	1,280
Varanasi Aurangabad Nh-2 Tollway Private, Ltd. 5.90% 2/28/2034 (e)	6,388	6,556
Varanasi Aurangabad Nh-2 Tollway Private, Ltd. 5.90% 2/28/2034	6,965	7,148
Waste Connections, Inc. 4.80% 7/15/2036	2,676	2,623
Waste Management, Inc. 4.80% 3/15/2032	1,094	1,113
Waste Management, Inc. 4.95% 3/15/2035	8,243	8,267
WESCO Distribution, Inc. 7.25% 6/15/2028 (e)	4,355	4,382
		1,607,662
Consumer staples 1.22%
Albertsons Cos., Inc. 5.75% 3/31/2034 (e)	4,910	4,810
Altria Group, Inc. 4.875% 2/4/2028	3,256	3,284
Altria Group, Inc. 3.40% 5/6/2030	916	876
Altria Group, Inc. 4.50% 5/2/2043	100	83
Anheuser-Busch Cos., LLC 4.70% 2/1/2036	13,270	12,930
Anheuser-Busch Cos., LLC 4.90% 2/1/2046	3,549	3,200
Anheuser-Busch InBev Worldwide, Inc. 5.00% 6/15/2034	1,500	1,518
Anheuser-Busch InBev Worldwide, Inc. 5.45% 1/23/2039	10,000	10,165
BAT Capital Corp. 3.215% 9/6/2026	6,482	6,449
BAT Capital Corp. 3.557% 8/15/2027	17,969	17,778
BAT Capital Corp. 2.259% 3/25/2028	2,106	2,022
BAT Capital Corp. 6.343% 8/2/2030	7,000	7,474
BAT Capital Corp. 5.834% 2/20/2031	4,243	4,442
BAT Capital Corp. 2.726% 3/25/2031	1,768	1,617
BAT Capital Corp. 5.35% 8/15/2032	63,550	65,270
BAT Capital Corp. 4.625% 3/22/2033	33,386	32,689
BAT Capital Corp. 6.421% 8/2/2033	26,154	28,376
The Bond Fund of America — Page 38 of 122

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Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
BAT Capital Corp. 6.00% 2/20/2034	USD15,700	$16,600
BAT Capital Corp. 5.625% 8/15/2035	32,322	33,254
BAT Capital Corp. 4.39% 8/15/2037	5,000	4,546
BAT Capital Corp. 4.54% 8/15/2047	5,656	4,596
BAT Capital Corp. 4.758% 9/6/2049	3,873	3,214
BAT Capital Corp. 6.25% 8/15/2055	28,160	28,511
BAT International Finance PLC 4.448% 3/16/2028	1,500	1,501
Campbell’s Co. (The) 4.75% 3/23/2035	2,263	2,084
Cargill, Inc. 4.50% 6/24/2026 (e)	100	100
Coca-Cola Co. 5.00% 5/13/2034	3,966	4,087
Coca-Cola Co. 5.20% 1/14/2055	6,586	6,241
Conagra Brands, Inc. 1.375% 11/1/2027	527	501
Constellation Brands, Inc. 2.875% 5/1/2030	8,545	7,999
Constellation Brands, Inc. 4.80% 5/1/2030	2,570	2,586
Constellation Brands, Inc. 2.25% 8/1/2031	4,278	3,775
Constellation Brands, Inc. 4.75% 5/9/2032	12,733	12,642
Constellation Brands, Inc. 4.90% 5/1/2033	2,583	2,549
Constellation Brands, Inc. 4.10% 2/15/2048	1,000	767
Coty, Inc. 4.75% 1/15/2029 (e)	3,117	3,036
Coty, Inc. 6.625% 7/15/2030 (e)	16,313	16,187
Coty, Inc. 5.60% 1/15/2031 (e)	38,593	37,383
Darling Ingredients, Inc. 5.25% 4/15/2027 (e)	6,000	6,005
Imperial Brands Finance PLC 4.50% 6/30/2028 (e)	16,058	16,072
Imperial Brands Finance PLC 5.875% 7/1/2034 (e)	8,300	8,541
Imperial Brands Finance PLC 5.625% 7/1/2035 (e)	48,491	48,920
Imperial Brands Finance PLC 6.375% 7/1/2055 (e)	11,756	11,725
Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031	13,570	12,482
Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	6,685	5,303
Indofood CBP Sukses Makmur Tbk PT 4.805% 4/27/2052	809	644
InRetail Consumer 3.25% 3/22/2028 (e)	5,400	5,196
InRetail Consumer 3.25% 3/22/2028	2,000	1,924
J. M. Smucker Co. (The) 5.90% 11/15/2028	4,000	4,138
J. M. Smucker Co. (The) 6.20% 11/15/2033	3,000	3,180
JBS USA Holding Lux SARL 3.00% 2/2/2029	2,818	2,705
Keurig Dr Pepper, Inc. 3.20% 5/1/2030	2,557	2,398
Keurig Dr Pepper, Inc. 5.15% 5/15/2035	7,291	7,109
Mars, Inc. 4.80% 3/1/2030 (e)	35,228	35,606
Mars, Inc. 5.00% 3/1/2032 (e)	36,419	36,861
Mars, Inc. 5.20% 3/1/2035 (e)	65,939	66,591
Mars, Inc. 5.70% 5/1/2055 (e)	78,388	76,487
McCormick & Co., Inc. 4.15% 2/15/2029	3,346	3,314
Mondelez International, Inc. 4.50% 5/6/2030	13,785	13,744
Mondelez International, Inc. 5.125% 5/6/2035	30,766	30,841
PepsiCo, Inc. 1.625% 5/1/2030	588	530
PepsiCo, Inc. 1.40% 2/25/2031	666	581
Performance Food Group, Inc. 5.625% 3/1/2034 (e)	3,795	3,664
Philip Morris International, Inc. 5.125% 11/17/2027	9,375	9,504
Philip Morris International, Inc. 4.125% 4/28/2028	13,000	12,980
Philip Morris International, Inc. 5.25% 9/7/2028	11,854	12,158
Philip Morris International, Inc. 3.375% 8/15/2029	780	756
Philip Morris International, Inc. 5.625% 11/17/2029	4,032	4,192
Philip Morris International, Inc. 5.125% 2/15/2030	17,500	17,861
Philip Morris International, Inc. 4.375% 4/30/2030	1,179	1,173
Philip Morris International, Inc. 5.50% 9/7/2030	12,600	13,087
The Bond Fund of America — Page 39 of 122

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Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Philip Morris International, Inc. 4.00% 10/29/2030	USD2,413	$2,364
Philip Morris International, Inc. 5.125% 2/13/2031	3,640	3,726
Philip Morris International, Inc. 4.75% 11/1/2031	6,696	6,729
Philip Morris International, Inc. 4.25% 10/29/2032	6,560	6,357
Philip Morris International, Inc. 5.75% 11/17/2032	19,801	20,854
Philip Morris International, Inc. 5.25% 2/13/2034	19,605	19,972
Philip Morris International, Inc. 4.90% 11/1/2034	55,100	54,830
Philip Morris International, Inc. 4.875% 4/30/2035	27,908	27,487
Philip Morris International, Inc. 4.625% 10/29/2035	23,684	22,792
Philip Morris International, Inc. 4.125% 3/4/2043	108	89
Philip Morris International, Inc. 4.25% 11/10/2044	106	88
Reynolds American, Inc. 4.75% 11/1/2042	2,500	2,021
Walmart, Inc. 1.05% 9/17/2026	90,000	88,824
Walmart, Inc. 3.95% 9/9/2027	75,000	75,062
Walmart, Inc. 4.90% 4/28/2035	4,962	5,033
Walmart, Inc. 4.50% 4/15/2053	6,632	5,744
		1,213,386
Materials 0.89%
Air Products and Chemicals, Inc. 2.70% 5/15/2040	11,472	8,448
Alpek, SAB de CV, 3.25% 2/25/2031 (e)	5,000	4,200
BHP Billiton Finance (USA), Ltd. 5.30% 2/21/2035	6,077	6,189
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	20,950	20,978
Braskem Netherlands Finance BV 4.50% 1/10/2028	1,777	863
Braskem Netherlands Finance BV 4.50% 1/31/2030 (e)	4,600	2,144
Braskem Netherlands Finance BV 8.50% 1/12/2031 (e)	1,235	587
Braskem Netherlands Finance BV 8.50% 1/12/2031	643	305
Braskem Netherlands Finance BV 7.25% 2/13/2033 (e)	924	429
Braskem Netherlands Finance BV 5.875% 1/31/2050 (e)	4,000	1,680
Celanese US Holdings, LLC 7.165% 7/15/2027	75,210	76,812
Celanese US Holdings, LLC 6.85% 11/15/2028	63,122	65,681
Celanese US Holdings, LLC 7.33% 7/15/2029	53,181	55,548
Celanese US Holdings, LLC 7.05% 11/15/2030	61,803	65,375
Celanese US Holdings, LLC 7.379% 7/15/2032	13,762	14,377
Celanese US Holdings, LLC 6.75% 4/15/2033	4,000	4,106
Celanese US Holdings, LLC 7.20% 11/15/2033	10,425	11,131
Celanese US Holdings, LLC 7.375% 2/15/2034	2,385	2,446
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (e)	2,195	2,182
Chevron Phillips Chemical Co., LLC 4.75% 5/15/2030 (e)	6,833	6,848
Cleveland-Cliffs, Inc. 4.625% 3/1/2029 (e)	4,175	3,987
Cleveland-Cliffs, Inc. 6.75% 4/15/2030 (e)	1,175	1,147
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (e)	7,825	7,036
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (e)	325	315
Cleveland-Cliffs, Inc. 7.375% 5/1/2033 (e)	400	392
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (e)	3,275	3,203
Commercial Metals Co. 5.75% 11/15/2033 (e)	1,435	1,421
Commercial Metals Co. 6.00% 12/15/2035 (e)	2,845	2,808
Consolidated Energy Finance SA 12.00% 2/15/2031 (e)	10,000	9,862
CROWN Americas, LLC 4.25% 9/30/2026	4,000	3,987
Dow Chemical Co. (The) 4.80% 1/15/2031	9,000	8,893
Dow Chemical Co. (The) 5.15% 2/15/2034	1,442	1,407
Dow Chemical Co. (The) 5.35% 3/15/2035	4,532	4,470
Dow Chemical Co. (The) 5.65% 3/15/2036	3,047	3,020
Dow Chemical Co. (The) 4.375% 11/15/2042	7,283	5,714
The Bond Fund of America — Page 40 of 122

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Dow Chemical Co. (The) 4.625% 10/1/2044	USD491	$390
Dow Chemical Co. (The) 5.55% 11/30/2048	6,500	5,624
Dow Chemical Co. (The) 4.80% 5/15/2049	13,493	10,470
Dow Chemical Co. (The) 3.60% 11/15/2050	16,425	10,574
Dow Chemical Co. (The) 5.60% 2/15/2054	3,822	3,290
EIDP, Inc. 4.50% 5/15/2026	9,028	9,027
Fresnillo PLC 4.25% 10/2/2050 (e)	9,516	7,229
GC Treasury Center Co., Ltd. 2.98% 3/18/2031	8,000	7,039
GC Treasury Center Co., Ltd. 4.40% 3/30/2032	8,000	7,449
Graphic Packaging International, LLC 3.50% 3/15/2028 (e)	8,000	7,693
Graphic Packaging International, LLC 6.375% 7/15/2032 (e)	24,000	23,917
International Flavors & Fragrances, Inc. 1.832% 10/15/2027 (e)	173	166
International Flavors & Fragrances, Inc. 2.30% 11/1/2030 (e)	1,422	1,267
JH North America Holdings, Inc. 5.875% 1/31/2031 (e)	3,850	3,821
JH North America Holdings, Inc. 6.125% 7/31/2032 (e)	7,730	7,712
LYB International Finance III, LLC 5.125% 1/15/2031	11,523	11,544
LYB International Finance III, LLC 5.50% 3/1/2034	3,548	3,528
LYB International Finance III, LLC 6.15% 5/15/2035	4,726	4,867
LYB International Finance III, LLC 5.875% 1/15/2036	47,095	47,276
LYB International Finance III, LLC 3.375% 10/1/2040	7,576	5,488
Ma’aden Sukuk, Ltd. 5.25% 1/29/2036 (e)	38,750	37,712
Minera Mexico, SA de CV, 5.625% 2/12/2032 (e)	25,390	25,712
Mineral Resources, Ltd. 8.00% 11/1/2027 (e)	5,475	5,550
Mineral Resources, Ltd. 9.25% 10/1/2028 (e)	7,085	7,347
Mosaic Co. 4.05% 11/15/2027	1,486	1,477
NOVA Chemicals Corp. 8.50% 11/15/2028 (e)	1,490	1,550
NOVA Chemicals Corp. 4.25% 5/15/2029 (e)	3,935	3,831
NOVA Chemicals Corp. 9.00% 2/15/2030 (e)	7,205	7,615
Orbia Advance Corp, SAB de CV, 2.875% 5/11/2031	7,000	5,694
POSCO 4.875% 1/23/2027 (e)	9,040	9,064
POSCO 5.75% 1/17/2028 (e)	5,195	5,302
POSCO 4.50% 1/16/2031 (e)	8,920	8,787
POSCO 5.875% 1/17/2033 (e)	630	662
POSCO 5.00% 1/16/2036 (e)	5,420	5,284
POSCO 5.00% 1/16/2036	3,000	2,925
POSCO Holdings, Inc. 5.75% 5/7/2035	8,000	8,258
POSCO Holdings, Inc. 5.75% 5/7/2035 (e)	2,000	2,065
PT Freeport Indonesia 4.763% 4/14/2027	13,000	13,037
PT Freeport Indonesia 5.315% 4/14/2032	4,000	3,981
PT Freeport Indonesia 6.20% 4/14/2052	3,900	3,783
PT Krakatau Posco 6.375% 6/11/2027	9,000	9,053
PT Krakatau Posco 6.375% 6/11/2029	8,000	8,050
Quikrete Holdings, Inc. 6.375% 3/1/2032 (e)	5,000	5,074
Rio Tinto Finance (USA) PLC 4.875% 3/14/2030	4,500	4,572
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	16,724	16,998
Rio Tinto Finance (USA) PLC 5.75% 3/14/2055	8,045	8,032
Sherwin-Williams Co. 4.30% 8/15/2028	10,000	9,981
Sherwin-Williams Co. 4.50% 8/15/2030	18,500	18,471
Sherwin-Williams Co. 5.15% 8/15/2035	20,219	20,353
Suzano Austria gmbh 3.75% 1/15/2031	6,660	6,195
Suzano Austria gmbh 3.125% 1/15/2032	3,000	2,642
Tronox, Inc. 9.125% 9/30/2030 (e)	1,230	1,230
Vale Overseas, Ltd. 6.40% 6/28/2054	6,330	6,417
The Bond Fund of America — Page 41 of 122

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Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Vale Overseas, Ltd. 6.00% 2/25/2056 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.431% on 2/25/2031) (d)(e)	USD3,640	$3,585
Warrior Met Coal, Inc. 7.875% 12/1/2028 (e)	11,000	11,137
Westlake Corp. 5.00% 8/15/2046	5,265	4,546
Westlake Corp. 4.375% 11/15/2047	1,110	858
		883,192
Real estate 0.67%
Alexandria Real Estate Equities, Inc. 3.80% 4/15/2026	231	231
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	100	99
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	1,980	1,827
Alexandria Real Estate Equities, Inc. 5.625% 5/15/2054	2,250	2,095
American Tower Corp. 3.65% 3/15/2027	427	424
American Tower Corp. 2.70% 4/15/2031	5,000	4,539
Boston Properties, LP 2.90% 3/15/2030	68,683	63,674
Boston Properties, LP 3.25% 1/30/2031	24,747	22,837
Boston Properties, LP 2.55% 4/1/2032	74,163	63,672
Boston Properties, LP 2.45% 10/1/2033	16,815	13,615
Boston Properties, LP 6.50% 1/15/2034	2,157	2,261
Boston Properties, LP 5.75% 1/15/2035	80,285	79,878
Corp. Inmobiliaria Vesta, SAB de CV, 3.625% 5/13/2031 (e)	2,490	2,251
Corp. Inmobiliaria Vesta, SAB de CV, 3.625% 5/13/2031	2,000	1,808
Crown Castle, Inc. 5.00% 1/11/2028	14,069	14,175
Equinix, Inc. 2.90% 11/18/2026	2,847	2,822
Equinix, Inc. 1.55% 3/15/2028	661	626
Equinix, Inc. 3.20% 11/18/2029	1,975	1,881
Equinix, Inc. 2.15% 7/15/2030	2,678	2,408
Equinix, Inc. 2.50% 5/15/2031	2,800	2,500
Equinix, Inc. 3.90% 4/15/2032	933	881
ERP Operating, LP 4.65% 9/15/2034	5,678	5,546
Extra Space Storage, LP 2.35% 3/15/2032	20,000	17,170
FibraSOMA 4.375% 7/22/2031 (e)	8,260	7,542
FibraSOMA 4.375% 7/22/2031	5,000	4,565
Forestar Group, Inc. 5.00% 3/1/2028 (e)	2,000	1,985
Forestar Group, Inc. 6.50% 3/15/2033 (e)	5,000	4,948
Host Hotels & Resorts, LP 5.70% 7/1/2034	22,000	22,239
Howard Hughes Corp. (The) 4.125% 2/1/2029 (e)	21,700	20,543
Howard Hughes Corp. (The) 4.375% 2/1/2031 (e)	6,265	5,757
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	3,375	2,890
Iron Mountain, Inc. 5.25% 3/15/2028 (e)	9,459	9,422
Iron Mountain, Inc. 4.875% 9/15/2029 (e)	8,367	8,146
Kennedy-Wilson, Inc. 5.00% 3/1/2031	2,000	2,003
Kilroy Realty, LP 6.25% 1/15/2036	810	803
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	54,454	54,591
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (e)	19,933	20,619
MPT Operating Partnership, LP 3.50% 3/15/2031	3,000	1,964
Piedmont Operating Partnership, LP 5.625% 1/15/2033	7,814	7,598
Prologis, LP 4.75% 6/15/2033	1,726	1,713
Prologis, LP 5.125% 1/15/2034	40,000	40,454
Prologis, LP 5.00% 1/31/2035	24,101	24,069
Prologis, LP 5.25% 6/15/2053	426	397
Prologis, LP 5.25% 3/15/2054	1,235	1,153
Public Storage Operating Co. (USD-SOFR + 0.70%) 4.347% 4/16/2027 (f)	12,000	12,021
Public Storage Operating Co. 1.95% 11/9/2028	721	681
The Bond Fund of America — Page 42 of 122

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Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Service Properties Trust 5.50% 12/15/2027	USD5,000	$5,012
Service Properties Trust 3.95% 1/15/2028	100	96
Service Properties Trust 8.625% 11/15/2031 (e)	29,085	30,397
Simon Property Group, LP 4.375% 10/1/2030	10,946	10,888
Simon Property Group, LP 5.125% 10/1/2035	25,303	25,356
Sun Communities Operating, LP 2.30% 11/1/2028	2,919	2,765
Sun Communities Operating, LP 2.70% 7/15/2031	2,537	2,270
Sun Communities Operating, LP 4.20% 4/15/2032	541	515
Trust 2401 4.869% 1/15/2030 (e)	1,319	1,271
Trust 2401 7.70% 1/23/2032 (e)	1,007	1,078
Trust Fibra Uno 4.869% 1/15/2030	681	654
Trust Fibra Uno 7.70% 1/23/2032 (e)	2,008	2,120
Trust Fibra Uno 7.70% 1/23/2032	2,000	2,111
VICI Properties, LP 4.75% 2/15/2028	2,429	2,432
VICI Properties, LP 4.95% 2/15/2030	2,418	2,415
VICI Properties, LP 5.125% 5/15/2032	9,757	9,620
VICI Properties, LP 5.625% 4/1/2035	4,265	4,247
WEA Finance, LLC 3.50% 6/15/2029 (e)	6,247	6,042
		672,612
Total corporate bonds and notes		29,825,468
Mortgage-backed obligations 26.27% Federal agency mortgage-backed obligations 21.81%
Fannie Mae Pool #256449 6.50% 10/1/2026 (j)	1	1
Fannie Mae Pool #MA2973 3.00% 4/1/2027 (j)	1	1
Fannie Mae Pool #256821 6.50% 7/1/2027 (j)	— (b)	— (b)
Fannie Mae Pool #256856 6.50% 8/1/2027 (j)	6	6
Fannie Mae Pool #MA3131 3.00% 9/1/2027 (j)	7	7
Fannie Mae Pool #256886 6.50% 9/1/2027 (j)	4	4
Fannie Mae Pool #995401 6.50% 10/1/2027 (j)	— (b)	— (b)
Fannie Mae Pool #257145 6.50% 3/1/2028 (j)	2	2
Fannie Mae Pool #251752 6.50% 6/1/2028 (j)	— (b)	— (b)
Fannie Mae Pool #257431 6.50% 10/1/2028 (j)	1	1
Fannie Mae Pool #496029 6.50% 1/1/2029 (j)	— (b)	— (b)
Fannie Mae Pool #FS2493 6.00% 9/1/2029 (j)	288	293
Fannie Mae Pool #AY1948 3.50% 1/1/2030 (j)	101	100
Fannie Mae Pool #AL9668 3.00% 10/1/2030 (j)	1	1
Fannie Mae Pool #AZ0554 3.50% 10/1/2030 (j)	158	155
Fannie Mae Pool #AL6344 5.00% 2/1/2031 (j)	57	57
Fannie Mae Pool #FM9892 5.00% 9/1/2031 (j)	6	6
Fannie Mae Pool #BJ4856 3.00% 2/1/2033 (j)	197	190
Fannie Mae Pool #695412 5.00% 6/1/2033 (j)	2	2
Fannie Mae Pool #MA3518 4.00% 11/1/2033 (j)	7	6
Fannie Mae Pool #BO1359 2.50% 8/1/2034 (j)	920	873
Fannie Mae Pool #888282 7.00% 11/1/2034 (j)	6	6
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (j)	10,599	10,031
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (j)	18	18
Fannie Mae Pool #745140 5.00% 11/1/2035 (j)	103	104
Fannie Mae Pool #MA2588 4.00% 4/1/2036 (j)	870	857
Fannie Mae Pool #MA2717 4.00% 8/1/2036 (j)	173	170
Fannie Mae Pool #MA2746 4.00% 9/1/2036 (j)	1,190	1,170
Fannie Mae Pool #MA2787 4.00% 10/1/2036 (j)	652	641
Fannie Mae Pool #CB2247 2.50% 11/1/2036 (j)	2,620	2,478
The Bond Fund of America — Page 43 of 122

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AS8355 3.00% 11/1/2036 (j)	USD4,776	$4,532
Fannie Mae Pool #AS8554 3.00% 12/1/2036 (j)	581	551
Fannie Mae Pool #MA2866 3.00% 1/1/2037 (j)	5,688	5,397
Fannie Mae Pool #MA2897 3.00% 2/1/2037 (j)	10,112	9,607
Fannie Mae Pool #FS7802 2.50% 3/1/2037 (j)	2,463	2,330
Fannie Mae Pool #FS0783 2.50% 3/1/2037 (j)	739	699
Fannie Mae Pool #MA4568 2.50% 3/1/2037 (j)	329	311
Fannie Mae Pool #914612 7.50% 3/1/2037 (j)	46	47
Fannie Mae Pool #MA4583 2.50% 4/1/2037 (j)	2,175	2,058
Fannie Mae Pool #924069 7.00% 5/1/2037 (j)	1	1
Fannie Mae Pool #CB4285 2.50% 7/1/2037 (j)	1,517	1,435
Fannie Mae Pool #MA4665 2.50% 7/1/2037 (j)	577	545
Fannie Mae Pool #954927 7.00% 7/1/2037 (j)	79	81
Fannie Mae Pool #966170 7.00% 7/1/2037 (j)	59	59
Fannie Mae Pool #954936 7.00% 7/1/2037 (j)	1	1
Fannie Mae Pool #945680 6.00% 9/1/2037 (j)	13	13
Fannie Mae Pool #924866 5.39% 10/1/2037 (f)(j)	5	5
Fannie Mae Pool #CB6791 2.50% 7/1/2038 (j)	28	26
Fannie Mae Pool #988588 5.50% 8/1/2038 (j)	2	2
Fannie Mae Pool #889982 5.50% 11/1/2038 (j)	11	11
Fannie Mae Pool #MA3539 4.50% 12/1/2038 (j)	22	23
Fannie Mae Pool #931768 5.00% 8/1/2039 (j)	27	28
Fannie Mae Pool #AC2641 4.50% 10/1/2039 (j)	2,354	2,331
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (j)	20	20
Fannie Mae Pool #932606 5.00% 2/1/2040 (j)	46	47
Fannie Mae Pool #MA4093 2.00% 8/1/2040 (j)	5,178	4,576
Fannie Mae Pool #AD8522 4.00% 8/1/2040 (j)	62	60
Fannie Mae Pool #AB1297 5.00% 8/1/2040 (j)	191	193
Fannie Mae Pool #AE1761 4.00% 9/1/2040 (j)	1,213	1,173
Fannie Mae Pool #MA4152 2.00% 10/1/2040 (j)	5,858	5,192
Fannie Mae Pool #AE5471 4.50% 10/1/2040 (j)	380	377
Fannie Mae Pool #AE8073 4.00% 12/1/2040 (j)	243	235
Fannie Mae Pool #MA4287 2.00% 3/1/2041 (j)	18,752	16,574
Fannie Mae Pool #AH6099 5.00% 3/1/2041 (j)	876	886
Fannie Mae Pool #AH9479 5.00% 4/1/2041 (j)	27	27
Fannie Mae Pool #AH8144 5.00% 4/1/2041 (j)	20	20
Fannie Mae Pool #MA4333 2.00% 5/1/2041 (j)	39,867	34,949
Fannie Mae Pool #AI1862 5.00% 5/1/2041 (j)	900	910
Fannie Mae Pool #MA4364 2.00% 6/1/2041 (j)	79,305	69,440
Fannie Mae Pool #AI3510 5.00% 6/1/2041 (j)	464	469
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (j)	36	37
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (j)	27,088	23,693
Fannie Mae Pool #FM7690 2.00% 7/1/2041 (j)	18,897	16,540
Fannie Mae Pool #BT5941 2.00% 7/1/2041 (j)	10,348	9,050
Fannie Mae Pool #MA4407 2.00% 8/1/2041 (j)	140,953	123,174
Fannie Mae Pool #FM8120 2.00% 8/1/2041 (j)	17,875	15,697
Fannie Mae Pool #AL0658 4.50% 8/1/2041 (j)	424	420
Fannie Mae Pool #AJ0257 4.00% 9/1/2041 (j)	84	82
Fannie Mae Pool #AJ0704 5.00% 9/1/2041 (j)	416	420
Fannie Mae Pool #AJ4154 4.00% 11/1/2041 (j)	240	232
Fannie Mae Pool #AJ5391 5.00% 11/1/2041 (j)	231	233
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (j)	87	88
Fannie Mae Pool #MA4501 2.00% 12/1/2041 (j)	49,987	43,530
Fannie Mae Pool #AB4050 4.00% 12/1/2041 (j)	424	410
The Bond Fund of America — Page 44 of 122

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AJ7471 4.00% 12/1/2041 (j)	USD358	$345
Fannie Mae Pool #AJ4189 4.00% 12/1/2041 (j)	256	247
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (j)	41	41
Fannie Mae Pool #MA4540 2.00% 2/1/2042 (j)	17,000	14,775
Fannie Mae Pool #890407 4.00% 2/1/2042 (j)	660	638
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (j)	122	123
Fannie Mae Pool #AK6740 4.00% 3/1/2042 (j)	2,449	2,379
Fannie Mae Pool #AL2745 4.00% 3/1/2042 (j)	1,926	1,861
Fannie Mae Pool #MA4586 2.00% 4/1/2042 (j)	4,938	4,289
Fannie Mae Pool #FS4250 2.50% 8/1/2042 (j)	378	340
Fannie Mae Pool #AR1512 3.50% 1/1/2043 (j)	381	360
Fannie Mae Pool #MA4908 6.00% 1/1/2043 (j)	33	34
Fannie Mae Pool #AT0412 3.50% 3/1/2043 (j)	168	158
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (j)	53	50
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (j)	77	73
Fannie Mae Pool #AT5898 3.00% 6/1/2043 (j)	11,837	10,844
Fannie Mae Pool #AL3829 3.50% 6/1/2043 (j)	1,703	1,610
Fannie Mae Pool #AT7161 3.50% 6/1/2043 (j)	568	535
Fannie Mae Pool #AV0786 4.00% 11/1/2043 (j)	2,099	2,027
Fannie Mae Pool #AL8421 3.50% 1/1/2044 (j)	9,624	9,077
Fannie Mae Pool #MA5412 6.50% 6/1/2044 (j)	16	17
Fannie Mae Pool #MA5431 6.50% 7/1/2044 (j)	1,705	1,764
Fannie Mae Pool #AX8521 3.50% 12/1/2044 (j)	236	222
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (j)	90	85
Fannie Mae Pool #BE5009 3.50% 1/1/2045 (j)	513	483
Fannie Mae Pool #BE5017 3.50% 2/1/2045 (j)	998	938
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (j)	1,374	1,291
Fannie Mae Pool #AZ7366 4.00% 11/1/2045 (j)	12,784	12,315
Fannie Mae Pool #AS6348 4.00% 12/1/2045 (j)	2,216	2,134
Fannie Mae Pool #AL8522 3.50% 5/1/2046 (j)	22	21
Fannie Mae Pool #CB0838 2.50% 6/1/2046 (j)	64	55
Fannie Mae Pool #BC8647 4.50% 6/1/2046 (j)	239	235
Fannie Mae Pool #BD1968 4.00% 7/1/2046 (j)	24	23
Fannie Mae Pool #BD1550 4.50% 7/1/2046 (j)	230	224
Fannie Mae Pool #BD7600 4.50% 9/1/2046 (j)	73	72
Fannie Mae Pool #BD9236 3.50% 10/1/2046 (j)	299	279
Fannie Mae Pool #BM5148 4.00% 10/1/2046 (j)	28,559	27,516
Fannie Mae Pool #MA2809 4.50% 10/1/2046 (j)	438	416
Fannie Mae Pool #MA2821 4.50% 10/1/2046 (j)	292	279
Fannie Mae Pool #BD9248 4.50% 10/1/2046 (j)	212	206
Fannie Mae Pool #AS8310 3.00% 11/1/2046 (j)	398	363
Fannie Mae Pool #MA2833 3.00% 12/1/2046 (j)	29	26
Fannie Mae Pool #BC9077 3.50% 12/1/2046 (j)	12,741	11,923
Fannie Mae Pool #BD2440 3.50% 1/1/2047 (j)	1,421	1,329
Fannie Mae Pool #FS1681 2.00% 3/1/2047 (j)	443	365
Fannie Mae Pool #CB3110 2.50% 3/1/2047 (j)	220	187
Fannie Mae Pool #FS0976 2.50% 3/1/2047 (j)	50	43
Fannie Mae Pool #BD7087 4.00% 3/1/2047 (j)	23,106	22,211
Fannie Mae Pool #BM1179 3.00% 4/1/2047 (j)	483	440
Fannie Mae Pool #MA3002 4.50% 4/1/2047 (j)	194	184
Fannie Mae Pool #BE8740 3.50% 5/1/2047 (j)	804	752
Fannie Mae Pool #BE8742 3.50% 5/1/2047 (j)	216	203
Fannie Mae Pool #BH2846 3.50% 5/1/2047 (j)	123	115
Fannie Mae Pool #BH2848 3.50% 5/1/2047 (j)	110	103
The Bond Fund of America — Page 45 of 122

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BH2847 3.50% 5/1/2047 (j)	USD32	$30
Fannie Mae Pool #256893 7.00% 8/1/2047 (j)	7	7
Fannie Mae Pool #BH5696 4.00% 10/1/2047 (j)	28,150	27,030
Fannie Mae Pool #CA0770 3.50% 11/1/2047 (j)	136	126
Fannie Mae Pool #BJ3525 4.50% 11/1/2047 (j)	768	755
Fannie Mae Pool #CA0854 3.50% 12/1/2047 (j)	9,941	9,284
Fannie Mae Pool #MA3211 4.00% 12/1/2047 (j)	2,065	1,983
Fannie Mae Pool #BJ3558 4.50% 12/1/2047 (j)	775	762
Fannie Mae Pool #BJ3581 4.50% 12/1/2047 (j)	493	485
Fannie Mae Pool #CA1189 3.50% 2/1/2048 (j)	1,022	952
Fannie Mae Pool #BJ4901 3.50% 3/1/2048 (j)	616	577
Fannie Mae Pool #CA1532 3.50% 4/1/2048 (j)	4,061	3,787
Fannie Mae Pool #BF0293 3.00% 7/1/2048 (j)	5,133	4,622
Fannie Mae Pool #CA2102 5.00% 7/1/2048 (j)	285	286
Fannie Mae Pool #BF0318 3.50% 8/1/2048 (j)	21,844	20,397
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (j)	177	174
Fannie Mae Pool #BM5349 4.00% 9/1/2048 (j)	57,640	55,345
Fannie Mae Pool #BF0320 5.50% 1/1/2049 (j)	4,068	4,214
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (j)	358	337
Fannie Mae Pool #BN6708 3.50% 6/1/2049 (j)	6,429	6,021
Fannie Mae Pool #FM1062 3.50% 6/1/2049 (j)	6,355	5,957
Fannie Mae Pool #CA3807 3.00% 7/1/2049 (j)	912	823
Fannie Mae Pool #CA3806 3.00% 7/1/2049 (j)	638	577
Fannie Mae Pool #CA4021 3.50% 8/1/2049 (j)	18,684	17,329
Fannie Mae Pool #BJ8411 3.50% 8/1/2049 (j)	1,674	1,566
Fannie Mae Pool #FM2318 3.50% 9/1/2049 (j)	32,034	29,855
Fannie Mae Pool #CA4151 3.50% 9/1/2049 (j)	8,412	7,880
Fannie Mae Pool #FM1443 3.50% 9/1/2049 (j)	4,721	4,414
Fannie Mae Pool #CA4802 3.50% 12/1/2049 (j)	17,439	16,184
Fannie Mae Pool #FS5313 3.50% 1/1/2050 (j)	103,550	96,620
Fannie Mae Pool #FM4883 2.50% 3/1/2050 (j)	189	159
Fannie Mae Pool #CA5338 3.00% 3/1/2050 (j)	10,053	8,884
Fannie Mae Pool #CA5506 3.00% 4/1/2050 (j)	32,871	29,559
Fannie Mae Pool #BP1954 3.50% 4/1/2050 (j)	14,031	13,031
Fannie Mae Pool #FS3189 4.00% 4/1/2050 (j)	15,339	14,698
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (j)	33,851	29,091
Fannie Mae Pool #BP5717 2.50% 6/1/2050 (j)	4,875	4,139
Fannie Mae Pool #CA6168 2.50% 6/1/2050 (j)	174	147
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (j)	161	136
Fannie Mae Pool #FM3720 2.50% 7/1/2050 (j)	11,382	9,606
Fannie Mae Pool #BP9537 2.50% 7/1/2050 (j)	769	649
Fannie Mae Pool #CA6409 2.50% 7/1/2050 (j)	72	60
Fannie Mae Pool #BP6439 2.50% 7/1/2050 (j)	18	15
Fannie Mae Pool #CA6309 3.00% 7/1/2050 (j)	33,202	29,984
Fannie Mae Pool #CA6349 3.00% 7/1/2050 (j)	8,494	7,493
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (j)	10,516	9,035
Fannie Mae Pool #CA6918 2.50% 8/1/2050 (j)	5,279	4,453
Fannie Mae Pool #FM3920 2.50% 8/1/2050 (j)	4,135	3,488
Fannie Mae Pool #CA6740 3.00% 8/1/2050 (j)	4,712	4,158
Fannie Mae Pool #CA6987 2.00% 9/1/2050 (j)	2,116	1,713
Fannie Mae Pool #FM4346 2.00% 9/1/2050 (j)	987	797
Fannie Mae Pool #BP6715 2.00% 9/1/2050 (j)	6	5
Fannie Mae Pool #FM4256 2.50% 9/1/2050 (j)	24,719	21,261
Fannie Mae Pool #CA7028 2.50% 9/1/2050 (j)	5,695	4,900
The Bond Fund of America — Page 46 of 122

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FM7195 2.50% 9/1/2050 (j)	USD5,505	$4,647
Fannie Mae Pool #FP0015 2.50% 9/1/2050 (j)	176	149
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (j)	2,038	1,809
Fannie Mae Pool #CA7325 2.00% 10/1/2050 (j)	6,306	5,210
Fannie Mae Pool #CA7278 2.50% 10/1/2050 (j)	5,289	4,468
Fannie Mae Pool #CA7257 2.50% 10/1/2050 (j)	2,000	1,719
Fannie Mae Pool #FP0060 2.50% 10/1/2050 (j)	909	767
Fannie Mae Pool #FM4579 2.50% 10/1/2050 (j)	204	173
Fannie Mae Pool #FP0034 2.50% 10/1/2050 (j)	167	141
Fannie Mae Pool #CA7529 2.50% 10/1/2050 (j)	26	22
Fannie Mae Pool #CA7381 3.00% 10/1/2050 (j)	7,129	6,289
Fannie Mae Pool #BQ7618 2.00% 11/1/2050 (j)	4,624	3,766
Fannie Mae Pool #BQ6356 2.00% 11/1/2050 (j)	1,178	951
Fannie Mae Pool #CA7596 2.00% 11/1/2050 (j)	943	763
Fannie Mae Pool #FM4870 2.00% 11/1/2050 (j)	499	403
Fannie Mae Pool #BQ7559 2.00% 11/1/2050 (j)	140	113
Fannie Mae Pool #CA7739 2.50% 11/1/2050 (j)	68,330	58,408
Fannie Mae Pool #CA7603 2.50% 11/1/2050 (j)	44,718	38,163
Fannie Mae Pool #CA7599 2.50% 11/1/2050 (j)	3,631	3,128
Fannie Mae Pool #FM5309 2.50% 11/1/2050 (j)	2,498	2,110
Fannie Mae Pool #BQ6335 2.50% 11/1/2050 (j)	1,225	1,032
Fannie Mae Pool #FM4862 2.50% 11/1/2050 (j)	209	177
Fannie Mae Pool #FM4783 2.00% 12/1/2050 (j)	18,179	14,680
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (j)	6,913	5,634
Fannie Mae Pool #CA8108 2.00% 12/1/2050 (j)	839	688
Fannie Mae Pool #BQ8457 2.00% 12/1/2050 (j)	787	637
Fannie Mae Pool #FM5849 2.00% 12/1/2050 (j)	75	60
Fannie Mae Pool #FM5444 2.00% 12/1/2050 (j)	42	34
Fannie Mae Pool #BQ9058 2.50% 12/1/2050 (j)	29,911	25,270
Fannie Mae Pool #CA8130 2.50% 12/1/2050 (j)	15,825	13,505
Fannie Mae Pool #CA8044 2.50% 12/1/2050 (j)	6,401	5,462
Fannie Mae Pool #CA8136 2.50% 12/1/2050 (j)	3,875	3,298
Fannie Mae Pool #CA8251 2.50% 12/1/2050 (j)	296	252
Fannie Mae Pool #CA8256 2.50% 12/1/2050 (j)	25	21
Fannie Mae Pool #CA8285 3.00% 12/1/2050 (j)	43,286	38,922
Fannie Mae Pool #CA8046 3.00% 12/1/2050 (j)	25,523	22,896
Fannie Mae Pool #FM5166 3.00% 12/1/2050 (j)	5,148	4,542
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (j)	1,888	1,857
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (j)	38,451	31,327
Fannie Mae Pool #CA8450 2.00% 1/1/2051 (j)	3,391	2,737
Fannie Mae Pool #BR1283 2.00% 1/1/2051 (j)	2,312	1,872
Fannie Mae Pool #BR3452 2.00% 1/1/2051 (j)	1,519	1,230
Fannie Mae Pool #CA8687 2.00% 1/1/2051 (j)	268	218
Fannie Mae Pool #CA8587 2.00% 1/1/2051 (j)	194	157
Fannie Mae Pool #BR0772 2.00% 1/1/2051 (j)	76	61
Fannie Mae Pool #FM5944 2.50% 1/1/2051 (j)	855	720
Fannie Mae Pool #FS5929 2.50% 1/1/2051 (j)	844	712
Fannie Mae Pool #CA8781 2.50% 1/1/2051 (j)	63	53
Fannie Mae Pool #FS3550 2.50% 1/1/2051 (j)	39	33
Fannie Mae Pool #FM6293 3.00% 1/1/2051 (j)	13,493	11,912
Fannie Mae Pool #MA4255 2.00% 2/1/2051 (j)	7,875	6,411
Fannie Mae Pool #BR3283 2.00% 2/1/2051 (j)	4,382	3,535
Fannie Mae Pool #BR2666 2.00% 2/1/2051 (j)	2,668	2,196
Fannie Mae Pool #CA8820 2.00% 2/1/2051 (j)	1,695	1,389
The Bond Fund of America — Page 47 of 122

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (j)	USD540	$436
Fannie Mae Pool #FM5848 2.00% 2/1/2051 (j)	80	65
Fannie Mae Pool #FM6037 2.00% 2/1/2051 (j)	23	19
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (j)	32,016	27,443
Fannie Mae Pool #FS1971 2.50% 2/1/2051 (j)	8,079	6,864
Fannie Mae Pool #CA8962 2.50% 2/1/2051 (j)	4,623	3,905
Fannie Mae Pool #FM5713 2.50% 2/1/2051 (j)	3,448	2,928
Fannie Mae Pool #CA9290 2.50% 2/1/2051 (j)	1,254	1,066
Fannie Mae Pool #CA9233 2.50% 2/1/2051 (j)	916	772
Fannie Mae Pool #CA8895 2.50% 2/1/2051 (j)	648	548
Fannie Mae Pool #CA9289 2.50% 2/1/2051 (j)	228	192
Fannie Mae Pool #FM6163 2.50% 2/1/2051 (j)	185	156
Fannie Mae Pool #FM7308 2.50% 2/1/2051 (j)	25	21
Fannie Mae Pool #FM5994 2.50% 2/1/2051 (j)	17	14
Fannie Mae Pool #CA8969 3.00% 2/1/2051 (j)	4,079	3,648
Fannie Mae Pool #FS6891 2.00% 3/1/2051 (j)	21,382	17,315
Fannie Mae Pool #FM6548 2.00% 3/1/2051 (j)	6,442	5,322
Fannie Mae Pool #BR4694 2.00% 3/1/2051 (j)	2,542	2,059
Fannie Mae Pool #BR3319 2.00% 3/1/2051 (j)	779	629
Fannie Mae Pool #FS6474 2.00% 3/1/2051 (j)	676	547
Fannie Mae Pool #FM6556 2.00% 3/1/2051 (j)	482	389
Fannie Mae Pool #BR5589 2.00% 3/1/2051 (j)	201	163
Fannie Mae Pool #FM6764 2.50% 3/1/2051 (j)	36,901	31,081
Fannie Mae Pool #MA4282 2.50% 3/1/2051 (j)	5,436	4,622
Fannie Mae Pool #CA9390 2.50% 3/1/2051 (j)	3,532	2,975
Fannie Mae Pool #FM6569 2.50% 3/1/2051 (j)	770	651
Fannie Mae Pool #FM6660 2.50% 3/1/2051 (j)	172	146
Fannie Mae Pool #BQ7729 2.50% 3/1/2051 (j)	53	45
Fannie Mae Pool #BQ9471 2.50% 3/1/2051 (j)	32	27
Fannie Mae Pool #CB0153 2.00% 4/1/2051 (j)	7,898	6,371
Fannie Mae Pool #FM7210 2.00% 4/1/2051 (j)	7,316	5,902
Fannie Mae Pool #FM6824 2.00% 4/1/2051 (j)	4,964	4,005
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (j)	2,567	2,089
Fannie Mae Pool #FS1564 2.00% 4/1/2051 (j)	2,030	1,639
Fannie Mae Pool #FM7512 2.00% 4/1/2051 (j)	1,126	911
Fannie Mae Pool #BR7693 2.00% 4/1/2051 (j)	817	659
Fannie Mae Pool #BR3771 2.00% 4/1/2051 (j)	222	179
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (j)	185	151
Fannie Mae Pool #MA4306 2.50% 4/1/2051 (j)	15,468	13,123
Fannie Mae Pool #FS0030 2.50% 4/1/2051 (j)	3,719	3,142
Fannie Mae Pool #FM6856 2.50% 4/1/2051 (j)	3,062	2,581
Fannie Mae Pool #FM6965 2.50% 4/1/2051 (j)	2,092	1,766
Fannie Mae Pool #FM7093 2.50% 4/1/2051 (j)	1,810	1,524
Fannie Mae Pool #BR6304 2.50% 4/1/2051 (j)	1,435	1,209
Fannie Mae Pool #BR8460 2.50% 4/1/2051 (j)	932	785
Fannie Mae Pool #BR9082 2.50% 4/1/2051 (j)	747	629
Fannie Mae Pool #FM6871 2.50% 4/1/2051 (j)	725	611
Fannie Mae Pool #BN9135 2.50% 4/1/2051 (j)	516	435
Fannie Mae Pool #BR7725 2.50% 4/1/2051 (j)	501	422
Fannie Mae Pool #FM7407 2.50% 4/1/2051 (j)	87	73
Fannie Mae Pool #BR7795 2.50% 4/1/2051 (j)	81	69
Fannie Mae Pool #BR7222 2.50% 4/1/2051 (j)	75	63
Fannie Mae Pool #BR8465 2.50% 4/1/2051 (j)	65	56
Fannie Mae Pool #CB0041 3.00% 4/1/2051 (j)	45,092	40,584
The Bond Fund of America — Page 48 of 122

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (j)	USD19,044	$16,893
Fannie Mae Pool #CB0046 3.00% 4/1/2051 (j)	7,403	6,512
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (j)	2,496	2,220
Fannie Mae Pool #CB0449 2.00% 5/1/2051 (j)	20,398	16,554
Fannie Mae Pool #FM7751 2.00% 5/1/2051 (j)	19,125	15,429
Fannie Mae Pool #CB0381 2.00% 5/1/2051 (j)	14,293	11,530
Fannie Mae Pool #BR1035 2.00% 5/1/2051 (j)	110	89
Fannie Mae Pool #FM7411 2.00% 5/1/2051 (j)	32	26
Fannie Mae Pool #FM7304 2.50% 5/1/2051 (j)	10,712	9,022
Fannie Mae Pool #FM7527 2.50% 5/1/2051 (j)	4,499	3,789
Fannie Mae Pool #CB0457 2.50% 5/1/2051 (j)	4,155	3,546
Fannie Mae Pool #FM7325 2.50% 5/1/2051 (j)	3,770	3,190
Fannie Mae Pool #FM7096 2.50% 5/1/2051 (j)	3,455	2,918
Fannie Mae Pool #BR9603 2.50% 5/1/2051 (j)	2,269	1,911
Fannie Mae Pool #BR0999 2.50% 5/1/2051 (j)	1,880	1,583
Fannie Mae Pool #FS5126 2.50% 5/1/2051 (j)	1,557	1,315
Fannie Mae Pool #CB0517 2.50% 5/1/2051 (j)	805	680
Fannie Mae Pool #FM7408 2.50% 5/1/2051 (j)	781	658
Fannie Mae Pool #FM7409 2.50% 5/1/2051 (j)	309	261
Fannie Mae Pool #FM7392 2.50% 5/1/2051 (j)	221	187
Fannie Mae Pool #FM8114 2.00% 6/1/2051 (j)	9,571	7,721
Fannie Mae Pool #FM7803 2.00% 6/1/2051 (j)	3,498	2,887
Fannie Mae Pool #BQ7411 2.00% 6/1/2051 (j)	262	213
Fannie Mae Pool #CB0910 2.50% 6/1/2051 (j)	6,358	5,355
Fannie Mae Pool #BT3317 2.50% 6/1/2051 (j)	4,333	3,724
Fannie Mae Pool #BT1250 2.50% 6/1/2051 (j)	2,867	2,414
Fannie Mae Pool #BT1265 2.50% 6/1/2051 (j)	2,358	1,992
Fannie Mae Pool #FS6035 2.50% 6/1/2051 (j)	1,885	1,590
Fannie Mae Pool #BT5082 2.50% 6/1/2051 (j)	1,098	925
Fannie Mae Pool #BT0610 2.50% 6/1/2051 (j)	101	85
Fannie Mae Pool #FM7694 3.00% 6/1/2051 (j)	15,179	13,584
Fannie Mae Pool #CB0737 3.00% 6/1/2051 (j)	13,525	11,998
Fannie Mae Pool #FM7687 3.00% 6/1/2051 (j)	5,948	5,344
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (j)	1,893	1,674
Fannie Mae Pool #BR2026 3.00% 6/1/2051 (j)	454	400
Fannie Mae Pool #CB1186 2.00% 7/1/2051 (j)	67,761	55,016
Fannie Mae Pool #FS1621 2.00% 7/1/2051 (j)	150	122
Fannie Mae Pool #MA4378 2.00% 7/1/2051 (j)	73	60
Fannie Mae Pool #BR2095 2.50% 7/1/2051 (j)	43,425	36,976
Fannie Mae Pool #CB0988 2.50% 7/1/2051 (j)	41,887	35,889
Fannie Mae Pool #CB1134 2.50% 7/1/2051 (j)	31,644	26,653
Fannie Mae Pool #CB1004 2.50% 7/1/2051 (j)	14,078	11,857
Fannie Mae Pool #BT0849 2.50% 7/1/2051 (j)	10,949	9,245
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (j)	10,370	8,734
Fannie Mae Pool #BQ0991 2.50% 7/1/2051 (j)	7,304	6,152
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (j)	3,233	2,783
Fannie Mae Pool #BT1339 2.50% 7/1/2051 (j)	3,196	2,692
Fannie Mae Pool #BT1285 2.50% 7/1/2051 (j)	507	427
Fannie Mae Pool #BT1288 2.50% 7/1/2051 (j)	127	107
Fannie Mae Pool #FM7886 2.50% 7/1/2051 (j)	104	88
Fannie Mae Pool #CB1027 2.50% 7/1/2051 (j)	44	37
Fannie Mae Pool #CB1066 2.50% 7/1/2051 (j)	27	23
Fannie Mae Pool #FM8313 2.50% 7/1/2051 (j)	20	17
Fannie Mae Pool #CB0998 3.00% 7/1/2051 (j)	7,825	6,920
The Bond Fund of America — Page 49 of 122

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FM8197 2.00% 8/1/2051 (j)	USD624	$504
Fannie Mae Pool #BQ6530 2.00% 8/1/2051 (j)	507	411
Fannie Mae Pool #BT9271 2.00% 8/1/2051 (j)	191	154
Fannie Mae Pool #BT4771 2.00% 8/1/2051 (j)	25	20
Fannie Mae Pool #BR2219 2.50% 8/1/2051 (j)	20,002	17,044
Fannie Mae Pool #FM8601 2.50% 8/1/2051 (j)	12,691	10,766
Fannie Mae Pool #BQ7422 2.50% 8/1/2051 (j)	2,154	1,821
Fannie Mae Pool #BO9395 2.50% 8/1/2051 (j)	1,104	939
Fannie Mae Pool #BT4304 2.50% 8/1/2051 (j)	994	843
Fannie Mae Pool #FM8442 2.50% 8/1/2051 (j)	699	591
Fannie Mae Pool #FS1057 2.50% 8/1/2051 (j)	583	495
Fannie Mae Pool #CB1394 2.50% 8/1/2051 (j)	— (b)	— (b)
Fannie Mae Pool #CB1304 3.00% 8/1/2051 (j)	16,256	14,314
Fannie Mae Pool #BV7491 3.00% 8/1/2051 (j)	575	507
Fannie Mae Pool #FS4783 4.00% 8/1/2051 (j)	36,459	34,889
Fannie Mae Pool #BT7309 2.00% 9/1/2051 (j)	4,014	3,238
Fannie Mae Pool #CB1620 2.00% 9/1/2051 (j)	364	296
Fannie Mae Pool #FM8692 2.50% 9/1/2051 (j)	22,991	19,365
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (j)	11,668	9,935
Fannie Mae Pool #FM8745 2.50% 9/1/2051 (j)	10,675	8,998
Fannie Mae Pool #BT7263 2.50% 9/1/2051 (j)	1,709	1,444
Fannie Mae Pool #FS4711 2.50% 9/1/2051 (j)	1,341	1,129
Fannie Mae Pool #BQ7435 2.50% 9/1/2051 (j)	1,153	977
Fannie Mae Pool #FS0029 2.50% 9/1/2051 (j)	745	627
Fannie Mae Pool #BT7316 2.50% 9/1/2051 (j)	509	428
Fannie Mae Pool #BT4725 2.50% 9/1/2051 (j)	133	112
Fannie Mae Pool #BT4537 3.50% 9/1/2051 (j)	299	275
Fannie Mae Pool #FA1591 2.00% 10/1/2051 (j)	1,462	1,179
Fannie Mae Pool #FM9448 2.00% 10/1/2051 (j)	41	33
Fannie Mae Pool #FM9067 2.50% 10/1/2051 (j)	12,031	10,157
Fannie Mae Pool #FM9068 2.50% 10/1/2051 (j)	10,549	8,993
Fannie Mae Pool #BU1062 2.50% 10/1/2051 (j)	6,368	5,377
Fannie Mae Pool #BU0070 2.50% 10/1/2051 (j)	587	498
Fannie Mae Pool #BT6823 2.50% 10/1/2051 (j)	451	383
Fannie Mae Pool #BT6781 2.50% 10/1/2051 (j)	321	271
Fannie Mae Pool #CB1793 2.50% 10/1/2051 (j)	177	149
Fannie Mae Pool #FM9335 2.50% 10/1/2051 (j)	73	62
Fannie Mae Pool #FS4862 2.50% 10/1/2051 (j)	46	39
Fannie Mae Pool #FM9086 2.50% 10/1/2051 (j)	32	27
Fannie Mae Pool #FS4628 3.00% 10/1/2051 (j)	7,072	6,273
Fannie Mae Pool #BU2549 3.00% 10/1/2051 (j)	290	255
Fannie Mae Pool #BU1498 3.50% 10/1/2051 (j)	300	276
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (j)	81,062	65,731
Fannie Mae Pool #BU1027 2.00% 11/1/2051 (j)	9,134	7,369
Fannie Mae Pool #FS0394 2.00% 11/1/2051 (j)	1,374	1,113
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (j)	853	692
Fannie Mae Pool #BQ6895 2.00% 11/1/2051 (j)	546	441
Fannie Mae Pool #BU6503 2.00% 11/1/2051 (j)	477	387
Fannie Mae Pool #BU0968 2.00% 11/1/2051 (j)	241	195
Fannie Mae Pool #CB2092 2.50% 11/1/2051 (j)	41,193	34,695
Fannie Mae Pool #FM9492 2.50% 11/1/2051 (j)	17,488	15,081
Fannie Mae Pool #FM9694 2.50% 11/1/2051 (j)	8,785	7,608
Fannie Mae Pool #CB2088 2.50% 11/1/2051 (j)	1,559	1,319
Fannie Mae Pool #CB2029 2.50% 11/1/2051 (j)	1,203	1,019
The Bond Fund of America — Page 50 of 122

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FM9515 2.50% 11/1/2051 (j)	USD907	$768
Fannie Mae Pool #FM9632 3.00% 11/1/2051 (j)	12,759	11,369
Fannie Mae Pool #CB2095 3.00% 11/1/2051 (j)	7,544	6,652
Fannie Mae Pool #FM9631 3.00% 11/1/2051 (j)	5,603	5,003
Fannie Mae Pool #CB2292 3.00% 11/1/2051 (j)	1,566	1,400
Fannie Mae Pool #FS1373 3.00% 11/1/2051 (j)	622	547
Fannie Mae Pool #CB2099 3.00% 11/1/2051 (j)	27	24
Fannie Mae Pool #BU3013 3.50% 11/1/2051 (j)	389	359
Fannie Mae Pool #BU5976 4.00% 11/1/2051 (j)	36	34
Fannie Mae Pool #CB2361 2.00% 12/1/2051 (j)	14,144	11,410
Fannie Mae Pool #FS0354 2.00% 12/1/2051 (j)	2,964	2,398
Fannie Mae Pool #MA4492 2.00% 12/1/2051 (j)	1,545	1,252
Fannie Mae Pool #BT6275 2.00% 12/1/2051 (j)	1,469	1,187
Fannie Mae Pool #FM9930 2.00% 12/1/2051 (j)	784	632
Fannie Mae Pool #BQ7452 2.00% 12/1/2051 (j)	715	578
Fannie Mae Pool #BQ6858 2.00% 12/1/2051 (j)	611	493
Fannie Mae Pool #BU7089 2.00% 12/1/2051 (j)	323	262
Fannie Mae Pool #CB3000 2.00% 12/1/2051 (j)	158	128
Fannie Mae Pool #FM9672 2.50% 12/1/2051 (j)	59,447	50,194
Fannie Mae Pool #CB2319 2.50% 12/1/2051 (j)	45,157	38,809
Fannie Mae Pool #FS0433 2.50% 12/1/2051 (j)	42,131	36,625
Fannie Mae Pool #CB2372 2.50% 12/1/2051 (j)	24,322	20,889
Fannie Mae Pool #BU7607 2.50% 12/1/2051 (j)	20,758	17,527
Fannie Mae Pool #BT9510 2.50% 12/1/2051 (j)	19,615	16,887
Fannie Mae Pool #BT9483 2.50% 12/1/2051 (j)	18,716	16,097
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (j)	14,797	12,701
Fannie Mae Pool #FM9804 2.50% 12/1/2051 (j)	9,715	8,398
Fannie Mae Pool #CB2373 2.50% 12/1/2051 (j)	9,091	7,811
Fannie Mae Pool #CB2375 2.50% 12/1/2051 (j)	8,173	7,019
Fannie Mae Pool #FS2824 2.50% 12/1/2051 (j)	3,195	2,691
Fannie Mae Pool #MA4493 2.50% 12/1/2051 (j)	2,026	1,718
Fannie Mae Pool #FS0145 2.50% 12/1/2051 (j)	933	785
Fannie Mae Pool #FM9904 2.50% 12/1/2051 (j)	734	620
Fannie Mae Pool #CB2401 2.50% 12/1/2051 (j)	605	511
Fannie Mae Pool #BU7516 2.50% 12/1/2051 (j)	226	191
Fannie Mae Pool #BU3625 2.50% 12/1/2051 (j)	204	173
Fannie Mae Pool #CB2405 2.50% 12/1/2051 (j)	69	58
Fannie Mae Pool #BU5890 2.50% 12/1/2051 (j)	61	52
Fannie Mae Pool #FS6925 2.50% 12/1/2051 (j)	52	44
Fannie Mae Pool #CB2414 3.00% 12/1/2051 (j)	22,827	20,452
Fannie Mae Pool #FM9976 3.00% 12/1/2051 (j)	12,066	10,871
Fannie Mae Pool #BU3024 3.00% 12/1/2051 (j)	6,537	5,753
Fannie Mae Pool #CB2293 3.00% 12/1/2051 (j)	1,640	1,465
Fannie Mae Pool #FM9906 3.00% 12/1/2051 (j)	308	271
Fannie Mae Pool #BT9498 3.50% 12/1/2051 (j)	6,892	6,370
Fannie Mae Pool #BU8481 3.50% 12/1/2051 (j)	23	22
Fannie Mae Pool #BQ7006 2.00% 1/1/2052 (j)	3,940	3,194
Fannie Mae Pool #CB2644 2.50% 1/1/2052 (j)	20,870	17,577
Fannie Mae Pool #FS0369 2.50% 1/1/2052 (j)	4,256	3,585
Fannie Mae Pool #FS5944 2.50% 1/1/2052 (j)	3,020	2,544
Fannie Mae Pool #FS0370 2.50% 1/1/2052 (j)	1,974	1,662
Fannie Mae Pool #CB2555 2.50% 1/1/2052 (j)	1,613	1,359
Fannie Mae Pool #FS3549 2.50% 1/1/2052 (j)	963	814
Fannie Mae Pool #FS5613 2.50% 1/1/2052 (j)	894	755
The Bond Fund of America — Page 51 of 122

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS6479 2.50% 1/1/2052 (j)	USD694	$585
Fannie Mae Pool #FS0392 2.50% 1/1/2052 (j)	638	538
Fannie Mae Pool #FS0174 2.50% 1/1/2052 (j)	187	158
Fannie Mae Pool #MA4512 2.50% 1/1/2052 (j)	27	23
Fannie Mae Pool #CB2640 2.50% 1/1/2052 (j)	24	20
Fannie Mae Pool #CB2544 3.00% 1/1/2052 (j)	26,389	23,505
Fannie Mae Pool #CB2666 3.00% 1/1/2052 (j)	14,871	13,088
Fannie Mae Pool #FS0333 3.00% 1/1/2052 (j)	6,478	5,704
Fannie Mae Pool #CB2545 3.00% 1/1/2052 (j)	414	364
Fannie Mae Pool #FS0972 3.50% 1/1/2052 (j)	21,692	20,167
Fannie Mae Pool #BV0783 3.50% 1/1/2052 (j)	812	754
Fannie Mae Pool #BV0790 3.50% 1/1/2052 (j)	522	480
Fannie Mae Pool #BU7425 3.50% 1/1/2052 (j)	328	301
Fannie Mae Pool #BU7427 3.50% 1/1/2052 (j)	50	46
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (j)	96,885	78,263
Fannie Mae Pool #BV3080 2.00% 2/1/2052 (j)	50,345	40,677
Fannie Mae Pool #CB2765 2.00% 2/1/2052 (j)	11,336	9,216
Fannie Mae Pool #CB2927 2.00% 2/1/2052 (j)	10,508	8,499
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (j)	4,767	3,862
Fannie Mae Pool #BU2630 2.00% 2/1/2052 (j)	3,082	2,486
Fannie Mae Pool #BV3083 2.00% 2/1/2052 (j)	1,530	1,236
Fannie Mae Pool #FS2040 2.00% 2/1/2052 (j)	671	545
Fannie Mae Pool #CB2789 2.00% 2/1/2052 (j)	652	528
Fannie Mae Pool #BU8256 2.00% 2/1/2052 (j)	623	504
Fannie Mae Pool #BV3022 2.00% 2/1/2052 (j)	570	460
Fannie Mae Pool #BT6598 2.00% 2/1/2052 (j)	544	439
Fannie Mae Pool #FS7080 2.00% 2/1/2052 (j)	448	362
Fannie Mae Pool #BU9929 2.00% 2/1/2052 (j)	295	239
Fannie Mae Pool #CB2773 2.00% 2/1/2052 (j)	108	87
Fannie Mae Pool #BU1330 2.50% 2/1/2052 (j)	17,884	15,385
Fannie Mae Pool #FS1885 2.50% 2/1/2052 (j)	16,944	14,305
Fannie Mae Pool #FS5034 2.50% 2/1/2052 (j)	1,992	1,682
Fannie Mae Pool #BT1892 2.50% 2/1/2052 (j)	1,301	1,096
Fannie Mae Pool #BU7285 2.50% 2/1/2052 (j)	1,210	1,039
Fannie Mae Pool #FS2660 2.50% 2/1/2052 (j)	1,055	889
Fannie Mae Pool #CB2866 2.50% 2/1/2052 (j)	786	665
Fannie Mae Pool #FS6380 2.50% 2/1/2052 (j)	710	599
Fannie Mae Pool #FS0834 2.50% 2/1/2052 (j)	266	224
Fannie Mae Pool #MA4548 2.50% 2/1/2052 (j)	61	52
Fannie Mae Pool #BV2781 2.50% 2/1/2052 (j)	49	42
Fannie Mae Pool #BV2266 2.50% 2/1/2052 (j)	31	26
Fannie Mae Pool #FS6121 3.00% 2/1/2052 (j)	9,964	8,766
Fannie Mae Pool #BU1320 3.00% 2/1/2052 (j)	702	618
Fannie Mae Pool #FS0674 3.00% 2/1/2052 (j)	295	260
Fannie Mae Pool #FS0671 3.00% 2/1/2052 (j)	102	90
Fannie Mae Pool #BU7294 3.50% 2/1/2052 (j)	31	28
Fannie Mae Pool #CB3040 2.00% 3/1/2052 (j)	11,320	9,164
Fannie Mae Pool #CB3155 2.00% 3/1/2052 (j)	10,165	8,214
Fannie Mae Pool #BV0162 2.00% 3/1/2052 (j)	6,934	5,594
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (j)	2,731	2,212
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (j)	2,402	1,941
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (j)	1,956	1,584
Fannie Mae Pool #BV4172 2.00% 3/1/2052 (j)	1,665	1,345
Fannie Mae Pool #BV3869 2.00% 3/1/2052 (j)	770	621
The Bond Fund of America — Page 52 of 122

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BV4118 2.00% 3/1/2052 (j)	USD322	$261
Fannie Mae Pool #BT2298 2.00% 3/1/2052 (j)	24	19
Fannie Mae Pool #BV4133 2.50% 3/1/2052 (j)	16,586	13,999
Fannie Mae Pool #FS1978 2.50% 3/1/2052 (j)	8,467	7,131
Fannie Mae Pool #BV4170 2.50% 3/1/2052 (j)	3,939	3,337
Fannie Mae Pool #CB3031 2.50% 3/1/2052 (j)	2,154	1,825
Fannie Mae Pool #CB3744 2.50% 3/1/2052 (j)	1,010	853
Fannie Mae Pool #BU8884 2.50% 3/1/2052 (j)	759	643
Fannie Mae Pool #BT2188 2.50% 3/1/2052 (j)	680	574
Fannie Mae Pool #CB3050 2.50% 3/1/2052 (j)	604	511
Fannie Mae Pool #BV2655 2.50% 3/1/2052 (j)	274	232
Fannie Mae Pool #BV5800 2.50% 3/1/2052 (j)	208	176
Fannie Mae Pool #MA4563 2.50% 3/1/2052 (j)	167	141
Fannie Mae Pool #BU8885 2.50% 3/1/2052 (j)	152	128
Fannie Mae Pool #BV7761 2.50% 3/1/2052 (j)	98	83
Fannie Mae Pool #BV5642 2.50% 3/1/2052 (j)	22	18
Fannie Mae Pool #BV4199 3.00% 3/1/2052 (j)	5,470	4,814
Fannie Mae Pool #FS1374 3.00% 3/1/2052 (j)	2,876	2,531
Fannie Mae Pool #BV4539 3.00% 3/1/2052 (j)	1,169	1,029
Fannie Mae Pool #FS5083 3.00% 3/1/2052 (j)	948	839
Fannie Mae Pool #BV3353 3.00% 3/1/2052 (j)	595	524
Fannie Mae Pool #BV3316 3.50% 3/1/2052 (j)	38	35
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (j)	53,974	43,709
Fannie Mae Pool #CB3346 2.00% 4/1/2052 (j)	18,328	14,785
Fannie Mae Pool #FS7498 2.00% 4/1/2052 (j)	12,259	9,919
Fannie Mae Pool #CB3345 2.00% 4/1/2052 (j)	8,728	7,050
Fannie Mae Pool #FS1598 2.00% 4/1/2052 (j)	2,712	2,195
Fannie Mae Pool #BV4692 2.00% 4/1/2052 (j)	1,710	1,384
Fannie Mae Pool #BU6919 2.00% 4/1/2052 (j)	1,575	1,274
Fannie Mae Pool #BW3272 2.00% 4/1/2052 (j)	1,205	975
Fannie Mae Pool #BV8155 2.00% 4/1/2052 (j)	299	242
Fannie Mae Pool #BV8499 2.00% 4/1/2052 (j)	252	204
Fannie Mae Pool #BU6901 2.50% 4/1/2052 (j)	3,498	2,962
Fannie Mae Pool #MA4578 2.50% 4/1/2052 (j)	2,612	2,208
Fannie Mae Pool #BV8166 2.50% 4/1/2052 (j)	2,116	1,788
Fannie Mae Pool #BV4656 2.50% 4/1/2052 (j)	1,638	1,385
Fannie Mae Pool #BT2292 2.50% 4/1/2052 (j)	1,255	1,059
Fannie Mae Pool #BV8126 2.50% 4/1/2052 (j)	1,100	931
Fannie Mae Pool #BV5355 2.50% 4/1/2052 (j)	884	749
Fannie Mae Pool #BV5370 2.50% 4/1/2052 (j)	860	728
Fannie Mae Pool #FS1746 2.50% 4/1/2052 (j)	690	581
Fannie Mae Pool #BV3853 2.50% 4/1/2052 (j)	258	218
Fannie Mae Pool #CB3353 2.50% 4/1/2052 (j)	27	23
Fannie Mae Pool #FS4198 3.00% 4/1/2052 (j)	966	850
Fannie Mae Pool #CB3278 3.00% 4/1/2052 (j)	639	562
Fannie Mae Pool #CB3364 3.00% 4/1/2052 (j)	194	171
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (j)	7,015	6,659
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (j)	17,118	13,899
Fannie Mae Pool #BW1732 2.00% 5/1/2052 (j)	810	656
Fannie Mae Pool #FS3208 2.00% 5/1/2052 (j)	733	593
Fannie Mae Pool #BV9804 2.00% 5/1/2052 (j)	476	384
Fannie Mae Pool #FS5387 2.50% 5/1/2052 (j)	425	358
Fannie Mae Pool #BV9644 2.50% 5/1/2052 (j)	334	283
Fannie Mae Pool #FS3619 2.50% 5/1/2052 (j)	250	211
The Bond Fund of America — Page 53 of 122

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA4598 2.50% 5/1/2052 (j)	USD107	$91
Fannie Mae Pool #BT7826 2.50% 5/1/2052 (j)	37	31
Fannie Mae Pool #FS7060 3.00% 5/1/2052 (j)	4,241	3,731
Fannie Mae Pool #CB3523 3.00% 5/1/2052 (j)	388	342
Fannie Mae Pool #CB3496 3.00% 5/1/2052 (j)	216	190
Fannie Mae Pool #FS4728 3.00% 5/1/2052 (j)	86	76
Fannie Mae Pool #FS9860 2.00% 6/1/2052 (j)	24,555	19,830
Fannie Mae Pool #FA4192 2.00% 6/1/2052 (j)	7,095	5,724
Fannie Mae Pool #FS6031 2.00% 6/1/2052 (j)	3,843	3,100
Fannie Mae Pool #FS7329 2.00% 6/1/2052 (j)	1,515	1,225
Fannie Mae Pool #BV2514 2.00% 6/1/2052 (j)	399	322
Fannie Mae Pool #FS7944 2.50% 6/1/2052 (j)	10,035	8,462
Fannie Mae Pool #BU8730 2.50% 6/1/2052 (j)	3,651	3,091
Fannie Mae Pool #FS5172 2.50% 6/1/2052 (j)	1,712	1,445
Fannie Mae Pool #BV9932 2.50% 6/1/2052 (j)	452	384
Fannie Mae Pool #BV9990 2.50% 6/1/2052 (j)	268	226
Fannie Mae Pool #BV5622 3.00% 6/1/2052 (j)	1,617	1,424
Fannie Mae Pool #FS2676 3.00% 6/1/2052 (j)	960	845
Fannie Mae Pool #BW1128 3.00% 6/1/2052 (j)	480	423
Fannie Mae Pool #BW1449 3.00% 6/1/2052 (j)	147	130
Fannie Mae Pool #FS8874 3.00% 6/1/2052 (j)	126	111
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (j)	14,496	13,725
Fannie Mae Pool #MA4626 4.00% 6/1/2052 (j)	7,063	6,698
Fannie Mae Pool #FS6986 2.00% 7/1/2052 (j)	3,115	2,519
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (j)	31,774	26,801
Fannie Mae Pool #FS7879 2.50% 7/1/2052 (j)	13,174	11,098
Fannie Mae Pool #CB4274 2.50% 7/1/2052 (j)	4,014	3,397
Fannie Mae Pool #FS6631 2.50% 7/1/2052 (j)	758	638
Fannie Mae Pool #BV2584 2.50% 7/1/2052 (j)	409	346
Fannie Mae Pool #FS5493 2.50% 7/1/2052 (j)	283	240
Fannie Mae Pool #FS3806 2.50% 7/1/2052 (j)	116	98
Fannie Mae Pool #BW4142 2.50% 7/1/2052 (j)	42	36
Fannie Mae Pool #MA4652 2.50% 7/1/2052 (j)	36	31
Fannie Mae Pool #BW0002 2.50% 7/1/2052 (j)	23	20
Fannie Mae Pool #CB4315 3.00% 7/1/2052 (j)	355	312
Fannie Mae Pool #BW3384 3.00% 7/1/2052 (j)	345	303
Fannie Mae Pool #BV7866 3.50% 7/1/2052 (j)	6,697	6,165
Fannie Mae Pool #BW0958 5.00% 7/1/2052 (j)	15,055	14,931
Fannie Mae Pool #CB4135 5.00% 7/1/2052 (j)	139	138
Fannie Mae Pool #BW5402 5.50% 7/1/2052 (j)	461	466
Fannie Mae Pool #MA4743 2.50% 8/1/2052 (j)	354	299
Fannie Mae Pool #BV8015 2.50% 8/1/2052 (j)	77	65
Fannie Mae Pool #FS2535 2.50% 8/1/2052 (j)	25	21
Fannie Mae Pool #FA2841 3.00% 8/1/2052 (j)	41,402	36,431
Fannie Mae Pool #FS2654 4.00% 8/1/2052 (j)	2,880	2,732
Fannie Mae Pool #BV8976 5.00% 8/1/2052 (j)	3,839	3,829
Fannie Mae Pool #MA4737 5.00% 8/1/2052 (j)	533	528
Fannie Mae Pool #CB5019 5.00% 8/1/2052 (j)	155	153
Fannie Mae Pool #FS5447 2.50% 9/1/2052 (j)	831	705
Fannie Mae Pool #FS2805 2.50% 9/1/2052 (j)	304	257
Fannie Mae Pool #FA1404 3.00% 9/1/2052 (j)	95	84
Fannie Mae Pool #BX0008 4.00% 9/1/2052 (j)	122	116
Fannie Mae Pool #MA4732 4.00% 9/1/2052 (j)	93	88
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (j)	1,718	1,666
The Bond Fund of America — Page 54 of 122

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (j)	USD61,594	$61,466
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (j)	85,383	69,212
Fannie Mae Pool #BW5232 4.50% 10/1/2052 (j)	2,690	2,613
Fannie Mae Pool #BW8175 4.50% 10/1/2052 (j)	1,323	1,286
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (j)	4,530	4,494
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (j)	18,932	19,107
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (j)	17,483	17,650
Fannie Mae Pool #MA4802 3.00% 11/1/2052 (j)	479	422
Fannie Mae Pool #BW1305 3.00% 11/1/2052 (j)	102	89
Fannie Mae Pool #MA4803 3.50% 11/1/2052 (j)	4,095	3,760
Fannie Mae Pool #FS5554 4.50% 11/1/2052 (j)	8,085	7,839
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (j)	4,753	4,609
Fannie Mae Pool #BW5182 4.50% 11/1/2052 (j)	2,629	2,546
Fannie Mae Pool #BW1296 5.00% 11/1/2052 (j)	20,571	20,325
Fannie Mae Pool #BW5057 5.00% 12/1/2052 (j)	12,376	12,274
Fannie Mae Pool #BX5673 5.00% 12/1/2052 (j)	54	54
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (j)	27,104	27,388
Fannie Mae Pool #BX2476 5.50% 12/1/2052 (j)	5,622	5,669
Fannie Mae Pool #CB5778 6.00% 12/1/2052 (j)	260	267
Fannie Mae Pool #MA4932 3.00% 1/1/2053 (j)	1,629	1,433
Fannie Mae Pool #BW5074 3.00% 1/1/2053 (j)	25	22
Fannie Mae Pool #FS4947 4.00% 1/1/2053 (j)	152	144
Fannie Mae Pool #FS5520 4.50% 1/1/2053 (j)	8,450	8,194
Fannie Mae Pool #MA4867 4.50% 1/1/2053 (j)	1,812	1,756
Fannie Mae Pool #FS6769 5.00% 1/1/2053 (j)	36,350	36,122
Fannie Mae Pool #FS3981 5.50% 1/1/2053 (j)	27,637	27,941
Fannie Mae Pool #BX6633 5.50% 1/1/2053 (j)	233	235
Fannie Mae Pool #MA4894 6.00% 1/1/2053 (j)	18,151	18,598
Fannie Mae Pool #BX5931 6.00% 1/1/2053 (j)	1,177	1,208
Fannie Mae Pool #BX5040 6.00% 1/1/2053 (j)	514	527
Fannie Mae Pool #BX4070 6.00% 1/1/2053 (j)	317	328
Fannie Mae Pool #BX5666 6.00% 1/1/2053 (j)	238	244
Fannie Mae Pool #FS3411 6.00% 1/1/2053 (j)	39	40
Fannie Mae Pool #CB5525 6.00% 1/1/2053 (j)	10	10
Fannie Mae Pool #CB5545 6.50% 1/1/2053 (j)	1,590	1,663
Fannie Mae Pool #FS4435 2.50% 2/1/2053 (j)	6,894	5,837
Fannie Mae Pool #BW4964 2.50% 2/1/2053 (j)	852	720
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (j)	36,359	36,692
Fannie Mae Pool #BX6216 5.50% 2/1/2053 (j)	499	504
Fannie Mae Pool #MA4920 6.00% 2/1/2053 (j)	7,200	7,386
Fannie Mae Pool #BW4993 2.50% 3/1/2053 (j)	29	24
Fannie Mae Pool #MA4999 3.00% 3/1/2053 (j)	1,097	965
Fannie Mae Pool #FS4238 5.00% 3/1/2053 (j)	220	218
Fannie Mae Pool #CB5986 5.00% 3/1/2053 (j)	24	24
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (j)	4,287	4,348
Fannie Mae Pool #BX8515 5.50% 3/1/2053 (j)	3,960	3,992
Fannie Mae Pool #BX7779 5.50% 3/1/2053 (j)	2,794	2,824
Fannie Mae Pool #BX8514 5.50% 3/1/2053 (j)	1,523	1,536
Fannie Mae Pool #BX9431 5.50% 3/1/2053 (j)	1,326	1,341
Fannie Mae Pool #FS4774 5.50% 3/1/2053 (j)	662	668
Fannie Mae Pool #BX8389 5.50% 3/1/2053 (j)	349	354
Fannie Mae Pool #FS4152 5.50% 3/1/2053 (j)	309	312
Fannie Mae Pool #BX8835 5.50% 3/1/2053 (j)	276	278
Fannie Mae Pool #MA4942 6.00% 3/1/2053 (j)	6,946	7,134
The Bond Fund of America — Page 55 of 122

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (j)	USD5,876	$6,046
Fannie Mae Pool #MA5036 3.00% 4/1/2053 (j)	128	113
Fannie Mae Pool #MA4977 4.50% 4/1/2053 (j)	234	227
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (j)	22,145	21,957
Fannie Mae Pool #BX8625 5.00% 4/1/2053 (j)	5,625	5,565
Fannie Mae Pool #BX9135 5.00% 4/1/2053 (j)	1,278	1,264
Fannie Mae Pool #BX8673 5.00% 4/1/2053 (j)	213	211
Fannie Mae Pool #BX9041 5.00% 4/1/2053 (j)	43	43
Fannie Mae Pool #MA4979 5.50% 4/1/2053 (j)	61,492	62,042
Fannie Mae Pool #BY0003 5.50% 4/1/2053 (j)	5,950	6,017
Fannie Mae Pool #BY0007 5.50% 4/1/2053 (j)	2,298	2,320
Fannie Mae Pool #BX8556 5.50% 4/1/2053 (j)	1,709	1,722
Fannie Mae Pool #BX9116 5.50% 4/1/2053 (j)	740	747
Fannie Mae Pool #BW5286 5.50% 4/1/2053 (j)	46	46
Fannie Mae Pool #MA4980 6.00% 4/1/2053 (j)	43,495	44,554
Fannie Mae Pool #BW5278 6.00% 4/1/2053 (j)	1,409	1,441
Fannie Mae Pool #CB6106 6.50% 4/1/2053 (j)	4,085	4,299
Fannie Mae Pool #FS4919 2.50% 5/1/2053 (j)	5,915	5,009
Fannie Mae Pool #MA5009 5.00% 5/1/2053 (j)	41,330	40,978
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (j)	10,019	9,963
Fannie Mae Pool #BY2251 5.00% 5/1/2053 (j)	502	498
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (j)	76,832	77,512
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (j)	9,888	9,971
Fannie Mae Pool #BY1223 5.50% 5/1/2053 (j)	5,417	5,454
Fannie Mae Pool #BY0204 5.50% 5/1/2053 (j)	2,619	2,659
Fannie Mae Pool #BY0091 5.50% 5/1/2053 (j)	966	974
Fannie Mae Pool #BY3208 5.50% 5/1/2053 (j)	176	178
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (j)	235,290	240,960
Fannie Mae Pool #FS4736 6.50% 5/1/2053 (j)	7,986	8,283
Fannie Mae Pool #CB6471 4.50% 6/1/2053 (j)	11,566	11,206
Fannie Mae Pool #MA5037 4.50% 6/1/2053 (j)	3,243	3,143
Fannie Mae Pool #MA5038 5.00% 6/1/2053 (j)	77,217	76,560
Fannie Mae Pool #BY4405 5.00% 6/1/2053 (j)	7,361	7,297
Fannie Mae Pool #BY4222 5.00% 6/1/2053 (j)	1,431	1,418
Fannie Mae Pool #BY5875 5.00% 6/1/2053 (j)	1,371	1,359
Fannie Mae Pool #BX7642 5.00% 6/1/2053 (j)	570	565
Fannie Mae Pool #BY4170 5.00% 6/1/2053 (j)	490	485
Fannie Mae Pool #BY3600 5.00% 6/1/2053 (j)	458	454
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (j)	76,750	77,429
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (j)	35,121	35,338
Fannie Mae Pool #BY3337 5.50% 6/1/2053 (j)	4,998	5,041
Fannie Mae Pool #BY4223 5.50% 6/1/2053 (j)	166	167
Fannie Mae Pool #MA5040 6.00% 6/1/2053 (j)	43,809	44,917
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (j)	22,707	23,267
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (j)	14,682	15,080
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (j)	10,818	11,130
Fannie Mae Pool #BO9414 6.00% 6/1/2053 (j)	3,947	4,044
Fannie Mae Pool #BY4290 6.00% 6/1/2053 (j)	966	988
Fannie Mae Pool #CB6491 6.50% 6/1/2053 (j)	18,006	18,784
Fannie Mae Pool #CB6490 6.50% 6/1/2053 (j)	6,633	6,878
Fannie Mae Pool #CB6468 6.50% 6/1/2053 (j)	5,130	5,348
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (j)	11,590	9,381
Fannie Mae Pool #FS6632 2.50% 7/1/2053 (j)	51	43
Fannie Mae Pool #MA5119 2.50% 7/1/2053 (j)	21	18
The Bond Fund of America — Page 56 of 122

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (j)	USD67,092	$64,879
Fannie Mae Pool #CB6719 4.50% 7/1/2053 (j)	6,715	6,504
Fannie Mae Pool #BY6759 5.00% 7/1/2053 (j)	4,315	4,275
Fannie Mae Pool #BU4046 5.00% 7/1/2053 (j)	1,828	1,813
Fannie Mae Pool #MA5071 5.00% 7/1/2053 (j)	806	799
Fannie Mae Pool #BY2604 5.00% 7/1/2053 (j)	685	679
Fannie Mae Pool #BU4112 5.00% 7/1/2053 (j)	24	24
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (j)	110,971	111,902
Fannie Mae Pool #MA5073 6.00% 7/1/2053 (j)	3,785	3,881
Fannie Mae Pool #FS5343 6.00% 7/1/2053 (j)	2,940	3,009
Fannie Mae Pool #CB6768 6.50% 7/1/2053 (j)	44,732	46,639
Fannie Mae Pool #BX4574 3.00% 8/1/2053 (j)	630	554
Fannie Mae Pool #CB6853 4.50% 8/1/2053 (j)	10,397	10,070
Fannie Mae Pool #MA5105 4.50% 8/1/2053 (j)	4,520	4,377
Fannie Mae Pool #BY6723 5.00% 8/1/2053 (j)	1,510	1,497
Fannie Mae Pool #MA5107 5.50% 8/1/2053 (j)	109,539	110,459
Fannie Mae Pool #CB7104 5.50% 9/1/2053 (j)	30,486	30,958
Fannie Mae Pool #CB7118 6.00% 9/1/2053 (j)	44,694	46,271
Fannie Mae Pool #CB7122 6.00% 9/1/2053 (j)	11,007	11,275
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (j)	6,910	7,065
Fannie Mae Pool #FS5749 6.50% 9/1/2053 (j)	23,189	24,024
Fannie Mae Pool #CB7139 6.50% 9/1/2053 (j)	6,282	6,549
Fannie Mae Pool #MA5163 4.50% 10/1/2053 (j)	801	775
Fannie Mae Pool #MA5165 5.50% 10/1/2053 (j)	1,400	1,411
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (j)	32,017	32,757
Fannie Mae Pool #CB7344 6.00% 10/1/2053 (j)	29,005	29,743
Fannie Mae Pool #DA1557 6.00% 10/1/2053 (j)	58	59
Fannie Mae Pool #CB7242 6.50% 10/1/2053 (j)	4,586	4,756
Fannie Mae Pool #FS7252 5.00% 11/1/2053 (j)	28,059	27,778
Fannie Mae Pool #MA5190 5.50% 11/1/2053 (j)	51,390	51,798
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (j)	25,554	25,750
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (j)	15,049	15,426
Fannie Mae Pool #CB7438 6.00% 11/1/2053 (j)	11,216	11,496
Fannie Mae Pool #CB7480 6.00% 11/1/2053 (j)	8,184	8,382
Fannie Mae Pool #DA5054 6.00% 11/1/2053 (j)	706	723
Fannie Mae Pool #DA2723 6.00% 11/1/2053 (j)	25	26
Fannie Mae Pool #CB7510 6.50% 11/1/2053 (j)	7,730	8,057
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (j)	5,643	5,863
Fannie Mae Pool #MA5192 6.50% 11/1/2053 (j)	169	175
Fannie Mae Pool #FS7979 2.00% 12/1/2053 (j)	1,520	1,228
Fannie Mae Pool #MA5215 5.50% 12/1/2053 (j)	6,798	6,849
Fannie Mae Pool #FS6668 5.50% 12/1/2053 (j)	593	597
Fannie Mae Pool #MA5216 6.00% 12/1/2053 (j)	23,996	24,515
Fannie Mae Pool #FS6610 6.50% 12/1/2053 (j)	28,341	29,362
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (j)	4,517	4,731
Fannie Mae Pool #CB7862 6.00% 1/1/2054 (j)	31,229	31,961
Fannie Mae Pool #MA5247 6.00% 1/1/2054 (j)	20,614	21,035
Fannie Mae Pool #DA9344 6.00% 1/1/2054 (j)	5,570	5,713
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (j)	40,824	42,255
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (j)	25,888	27,143
Fannie Mae Pool #FS6763 6.50% 1/1/2054 (j)	832	869
Fannie Mae Pool #MA5270 5.00% 2/1/2054 (j)	3,289	3,252
Fannie Mae Pool #MA5271 5.50% 2/1/2054 (j)	7,079	7,125
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (j)	1,879	1,894
The Bond Fund of America — Page 57 of 122

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB7932 6.00% 2/1/2054 (j)	USD23,975	$24,554
Fannie Mae Pool #CB8003 6.00% 2/1/2054 (j)	13,720	14,046
Fannie Mae Pool #FS7221 6.00% 2/1/2054 (j)	10,774	11,085
Fannie Mae Pool #FS7031 6.00% 2/1/2054 (j)	8,034	8,266
Fannie Mae Pool #FS7503 6.00% 2/1/2054 (j)	4,938	5,042
Fannie Mae Pool #CB7933 6.50% 2/1/2054 (j)	26,680	27,603
Fannie Mae Pool #DA7883 6.50% 2/1/2054 (j)	1,584	1,642
Fannie Mae Pool #FS7162 6.50% 2/1/2054 (j)	802	838
Fannie Mae Pool #MA5274 7.00% 2/1/2054 (j)	26,157	27,503
Fannie Mae Pool #FS9508 4.50% 3/1/2054 (j)	12,508	12,116
Fannie Mae Pool #CB8143 5.50% 3/1/2054 (j)	26,655	27,030
Fannie Mae Pool #CB8148 5.50% 3/1/2054 (j)	22,431	22,691
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (j)	19,191	19,313
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (j)	10,903	10,986
Fannie Mae Pool #CB8153 6.00% 3/1/2054 (j)	23,030	23,807
Fannie Mae Pool #CB8163 6.00% 3/1/2054 (j)	15,454	15,845
Fannie Mae Pool #DA9098 6.00% 3/1/2054 (j)	5,415	5,538
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (j)	3,866	3,957
Fannie Mae Pool #MA5295 6.00% 3/1/2054 (j)	673	686
Fannie Mae Pool #DA9742 6.00% 3/1/2054 (j)	212	217
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (j)	5,083	5,338
Fannie Mae Pool #DB1300 5.50% 4/1/2054 (j)	20,841	21,144
Fannie Mae Pool #CB8337 5.50% 4/1/2054 (j)	10,604	10,691
Fannie Mae Pool #BU4479 5.50% 4/1/2054 (j)	2,512	2,534
Fannie Mae Pool #DA8433 5.50% 4/1/2054 (j)	1,303	1,318
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (j)	624	633
Fannie Mae Pool #CB8385 6.00% 4/1/2054 (j)	37,788	38,810
Fannie Mae Pool #DB1299 6.00% 4/1/2054 (j)	14,228	14,688
Fannie Mae Pool #CB8387 6.50% 4/1/2054 (j)	1,981	2,065
Fannie Mae Pool #DB3283 2.50% 5/1/2054 (j)	51	43
Fannie Mae Pool #CB8536 5.50% 5/1/2054 (j)	50,769	51,700
Fannie Mae Pool #DB5160 5.50% 5/1/2054 (j)	4,576	4,611
Fannie Mae Pool #DB2495 6.00% 5/1/2054 (j)	996	1,017
Fannie Mae Pool #MA5354 6.00% 5/1/2054 (j)	47	48
Fannie Mae Pool #CB8507 6.50% 5/1/2054 (j)	18,817	19,687
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (j)	36,749	36,971
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (j)	15,766	16,050
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (j)	19,041	19,698
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (j)	10,717	11,000
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (j)	6,092	6,218
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (j)	719	736
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (j)	629	644
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (j)	13,065	13,610
Fannie Mae Pool #FP0128 6.50% 6/1/2054 (j)	11,507	11,904
Fannie Mae Pool #FS8229 6.50% 6/1/2054 (j)	7,378	7,757
Fannie Mae Pool #DB5480 6.50% 6/1/2054 (j)	1,947	2,017
Fannie Mae Pool #FS8138 6.50% 6/1/2054 (j)	67	71
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (j)	41,350	41,851
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (j)	29,984	30,344
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (j)	11,858	11,938
Fannie Mae Pool #FS8467 5.50% 7/1/2054 (j)	10,222	10,384
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (j)	26,028	26,776
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (j)	16,899	17,347
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (j)	16,019	16,338
The Bond Fund of America — Page 58 of 122

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (j)	USD14,542	$15,032
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (j)	5,081	5,187
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (j)	3,676	3,750
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (j)	3,604	3,718
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (j)	2,314	2,363
Fannie Mae Pool #BU4791 6.00% 7/1/2054 (j)	1,978	2,019
Fannie Mae Pool #BU4711 6.00% 7/1/2054 (j)	790	806
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (j)	494	506
Fannie Mae Pool #DB6905 6.00% 7/1/2054 (j)	460	470
Fannie Mae Pool #DB4425 6.00% 7/1/2054 (j)	128	131
Fannie Mae Pool #DB2535 6.00% 7/1/2054 (j)	22	23
Fannie Mae Pool #DB8073 6.00% 7/1/2054 (j)	15	16
Fannie Mae Pool #FS8790 6.50% 7/1/2054 (j)	23,456	24,322
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (j)	19,815	20,642
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (j)	9,711	10,153
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (j)	9,403	9,767
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (j)	4,866	5,087
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (j)	3,739	3,897
Fannie Mae Pool #DB8661 6.50% 7/1/2054 (j)	1,693	1,752
Fannie Mae Pool #CB8977 5.00% 8/1/2054 (j)	10,308	10,229
Fannie Mae Pool #DB7783 5.50% 8/1/2054 (j)	8,048	8,109
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (j)	6,815	6,957
Fannie Mae Pool #FS8792 6.00% 8/1/2054 (j)	5,927	6,078
Fannie Mae Pool #DC0901 6.00% 8/1/2054 (j)	5,910	6,050
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (j)	4,182	4,268
Fannie Mae Pool #DB2588 6.00% 8/1/2054 (j)	4,033	4,118
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (j)	3,561	3,662
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (j)	2,876	2,937
Fannie Mae Pool #DB4465 6.00% 8/1/2054 (j)	2,803	2,861
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (j)	1,826	1,868
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (j)	1,581	1,617
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (j)	1,464	1,503
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (j)	642	655
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (j)	255	262
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (j)	233	241
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (j)	201	207
Fannie Mae Pool #FS9839 6.00% 8/1/2054 (j)	41	42
Fannie Mae Pool #DB2541 6.00% 8/1/2054 (j)	28	28
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (j)	14,843	15,472
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (j)	12,106	12,601
Fannie Mae Pool #MA5446 6.50% 8/1/2054 (j)	2,574	2,663
Fannie Mae Pool #FS8762 6.50% 8/1/2054 (j)	1,729	1,799
Fannie Mae Pool #FP0142 7.00% 8/1/2054 (j)	398	419
Fannie Mae Pool #MA5520 3.50% 9/1/2054 (j)	951	873
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (j)	25,743	25,893
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (j)	21,105	21,239
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (j)	20,788	21,142
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (j)	18,524	18,739
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (j)	4,559	4,586
Fannie Mae Pool #FS9001 5.50% 9/1/2054 (j)	8	8
Fannie Mae Pool #FS9004 6.00% 9/1/2054 (j)	9,952	10,200
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (j)	3,731	3,806
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (j)	3,271	3,357
Fannie Mae Pool #DC3465 6.00% 9/1/2054 (j)	3,249	3,315
The Bond Fund of America — Page 59 of 122

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #DC2000 6.00% 9/1/2054 (j)	USD1,908	$1,946
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (j)	1,852	1,889
Fannie Mae Pool #DC0503 6.00% 9/1/2054 (j)	1,456	1,486
Fannie Mae Pool #DC1873 6.00% 9/1/2054 (j)	1,148	1,176
Fannie Mae Pool #DC1547 6.00% 9/1/2054 (j)	415	424
Fannie Mae Pool #MA5471 6.00% 9/1/2054 (j)	339	346
Fannie Mae Pool #MA5472 6.50% 9/1/2054 (j)	8,006	8,282
Fannie Mae Pool #DC3061 6.50% 9/1/2054 (j)	1,121	1,176
Fannie Mae Pool #DC1576 6.50% 9/1/2054 (j)	1,007	1,044
Fannie Mae Pool #DC2002 6.50% 9/1/2054 (j)	1,000	1,035
Fannie Mae Pool #DC5604 5.50% 10/1/2054 (j)	1,097	1,103
Fannie Mae Pool #BU5166 6.00% 10/1/2054 (j)	11,420	11,713
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (j)	5,930	6,051
Fannie Mae Pool #DC3877 6.00% 10/1/2054 (j)	1,255	1,281
Fannie Mae Pool #FS9374 6.50% 10/1/2054 (j)	21,542	22,389
Fannie Mae Pool #BU5049 6.50% 10/1/2054 (j)	2,366	2,472
Fannie Mae Pool #DC3044 6.50% 10/1/2054 (j)	924	959
Fannie Mae Pool #DC2101 4.00% 11/1/2054 (j)	261	246
Fannie Mae Pool #CB9456 4.50% 11/1/2054 (j)	730	706
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (j)	28,637	28,280
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (j)	36,104	36,308
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (j)	17,335	17,517
Fannie Mae Pool #CB9432 6.00% 11/1/2054 (j)	29,546	30,350
Fannie Mae Pool #MA5532 6.00% 11/1/2054 (j)	2,661	2,716
Fannie Mae Pool #DC3867 6.00% 11/1/2054 (j)	2,614	2,666
Fannie Mae Pool #DC6459 6.00% 11/1/2054 (j)	359	366
Fannie Mae Pool #DC6437 6.00% 11/1/2054 (j)	54	56
Fannie Mae Pool #CB9523 6.50% 11/1/2054 (j)	41,586	43,336
Fannie Mae Pool #DC5689 6.50% 11/1/2054 (j)	2,192	2,267
Fannie Mae Pool #CB9770 4.50% 12/1/2054 (j)	710	688
Fannie Mae Pool #DC9197 4.50% 12/1/2054 (j)	347	337
Fannie Mae Pool #CB9768 4.50% 12/1/2054 (j)	257	249
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (j)	24,759	24,450
Fannie Mae Pool #BU5361 5.00% 12/1/2054 (j)	14,203	14,096
Fannie Mae Pool #BU5360 5.50% 12/1/2054 (j)	26,260	26,534
Fannie Mae Pool #CB9616 5.50% 12/1/2054 (j)	13,789	13,932
Fannie Mae Pool #BU5234 5.50% 12/1/2054 (j)	11,081	11,196
Fannie Mae Pool #BU5380 5.50% 12/1/2054 (j)	8,654	8,756
Fannie Mae Pool #DC8823 5.50% 12/1/2054 (j)	25	25
Fannie Mae Pool #CB9675 6.00% 12/1/2054 (j)	28,948	29,759
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (j)	27,401	27,947
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (j)	3,305	3,371
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (j)	2,053	2,095
Fannie Mae Pool #BU5358 6.00% 12/1/2054 (j)	1,777	1,824
Fannie Mae Pool #DC9238 6.00% 12/1/2054 (j)	1,087	1,109
Fannie Mae Pool #DC8826 6.00% 12/1/2054 (j)	973	993
Fannie Mae Pool #DC8833 6.00% 12/1/2054 (j)	692	705
Fannie Mae Pool #DC8824 6.00% 12/1/2054 (j)	237	242
Fannie Mae Pool #FP0129 6.50% 12/1/2054 (j)	27,410	28,356
Fannie Mae Pool #FP0130 6.50% 12/1/2054 (j)	5,348	5,532
Fannie Mae Pool #DC9243 6.50% 12/1/2054 (j)	1,000	1,035
Fannie Mae Pool #DC8825 6.50% 12/1/2054 (j)	285	299
Fannie Mae Pool #CB9736 4.50% 1/1/2055 (j)	25,678	24,867
Fannie Mae Pool #CB9737 5.00% 1/1/2055 (j)	24,763	24,576
The Bond Fund of America — Page 60 of 122

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA5586 5.50% 1/1/2055 (j)	USD14,030	$14,108
Fannie Mae Pool #CB9800 5.50% 1/1/2055 (j)	7,649	7,743
Fannie Mae Pool #DC9986 5.50% 1/1/2055 (j)	472	475
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (j)	15,493	15,803
Fannie Mae Pool #CB9821 6.00% 1/1/2055 (j)	7,634	7,828
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (j)	3,186	3,250
Fannie Mae Pool #DD0827 6.00% 1/1/2055 (j)	1,650	1,688
Fannie Mae Pool #DC8675 6.00% 1/1/2055 (j)	1,196	1,221
Fannie Mae Pool #DC9987 6.00% 1/1/2055 (j)	526	537
Fannie Mae Pool #DD2869 6.00% 1/1/2055 (j)	226	231
Fannie Mae Pool #DC9957 6.00% 1/1/2055 (j)	93	95
Fannie Mae Pool #CB9836 6.50% 1/1/2055 (j)	8,905	9,272
Fannie Mae Pool #CB9840 6.50% 1/1/2055 (j)	5,350	5,547
Fannie Mae Pool #CB9856 7.00% 1/1/2055 (j)	40	42
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (j)	7,692	7,431
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (j)	63,366	63,726
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (j)	26,357	26,887
Fannie Mae Pool #DD4308 6.00% 2/1/2055 (j)	498	508
Fannie Mae Pool #DD0756 6.00% 2/1/2055 (j)	114	116
Fannie Mae Pool #DD2501 6.00% 2/1/2055 (j)	69	70
Fannie Mae Pool #FP0138 6.50% 2/1/2055 (j)	25,528	26,410
Fannie Mae Pool #DD3319 6.50% 2/1/2055 (j)	1,865	1,942
Fannie Mae Pool #DD1805 6.50% 2/1/2055 (j)	1,545	1,602
Fannie Mae Pool #FP0132 6.50% 2/1/2055 (j)	1,000	1,035
Fannie Mae Pool #DD4797 6.50% 2/1/2055 (j)	921	975
Fannie Mae Pool #BV1604 6.50% 2/1/2055 (j)	579	599
Fannie Mae Pool #FA1000 7.00% 2/1/2055 (j)	954	1,003
Fannie Mae Pool #MA5639 7.00% 2/1/2055 (j)	88	92
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (j)	534	516
Fannie Mae Pool #MA5646 5.50% 3/1/2055 (j)	3,646	3,666
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (j)	18,938	19,315
Fannie Mae Pool #DD6722 6.00% 3/1/2055 (j)	1,110	1,134
Fannie Mae Pool #DD4251 6.00% 3/1/2055 (j)	828	846
Fannie Mae Pool #DD4340 6.00% 3/1/2055 (j)	686	701
Fannie Mae Pool #DD5558 6.00% 3/1/2055 (j)	38	39
Fannie Mae Pool #190445 6.50% 3/1/2055 (j)	85,100	88,039
Fannie Mae Pool #FA2843 6.50% 3/1/2055 (j)	20,329	21,046
Fannie Mae Pool #DD5571 6.50% 3/1/2055 (j)	3,727	3,865
Fannie Mae Pool #MA5693 3.50% 4/1/2055 (j)	990	909
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (j)	567	548
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (j)	44,886	45,780
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (j)	9,884	10,083
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (j)	6,873	7,010
Fannie Mae Pool #DD8109 6.00% 4/1/2055 (j)	2,277	2,325
Fannie Mae Pool #DD7200 6.00% 4/1/2055 (j)	1,805	1,843
Fannie Mae Pool #DD7343 6.00% 4/1/2055 (j)	1,657	1,691
Fannie Mae Pool #DD5311 6.00% 4/1/2055 (j)	1,059	1,080
Fannie Mae Pool #DD9296 6.00% 4/1/2055 (j)	85	86
Fannie Mae Pool #DC4756 6.00% 4/1/2055 (j)	69	71
Fannie Mae Pool #DD4960 6.50% 4/1/2055 (j)	4,618	4,778
Fannie Mae Pool #DD8791 6.50% 4/1/2055 (j)	1,369	1,433
Fannie Mae Pool #DD9269 6.50% 4/1/2055 (j)	1,309	1,355
Fannie Mae Pool #CC0354 6.50% 4/1/2055 (j)	1,000	1,034
Fannie Mae Pool #DD6425 6.50% 4/1/2055 (j)	1,000	1,034
The Bond Fund of America — Page 61 of 122

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA5676 7.00% 4/1/2055 (j)	USD538	$566
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (j)	5,618	5,546
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (j)	76,237	77,755
Fannie Mae Pool #DD8500 6.00% 5/1/2055 (j)	6,375	6,514
Fannie Mae Pool #DD8064 6.00% 5/1/2055 (j)	2,509	2,562
Fannie Mae Pool #DD9841 6.00% 5/1/2055 (j)	988	1,008
Fannie Mae Pool #DC4816 6.00% 5/1/2055 (j)	908	933
Fannie Mae Pool #DD6105 6.00% 5/1/2055 (j)	836	853
Fannie Mae Pool #FA1730 6.00% 5/1/2055 (j)	625	638
Fannie Mae Pool #DD9268 6.00% 5/1/2055 (j)	41	42
Fannie Mae Pool #DD8404 6.50% 5/1/2055 (j)	495	512
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (j)	2,984	2,947
Fannie Mae Pool #DD7303 5.50% 6/1/2055 (j)	3,642	3,663
Fannie Mae Pool #BV1863 6.00% 6/1/2055 (j)	12,573	12,828
Fannie Mae Pool #DC3397 6.00% 6/1/2055 (j)	1,983	2,024
Fannie Mae Pool #DD9649 6.00% 6/1/2055 (j)	869	886
Fannie Mae Pool #DE2033 6.00% 6/1/2055 (j)	830	847
Fannie Mae Pool #DE0618 6.00% 6/1/2055 (j)	113	115
Fannie Mae Pool #DD7099 6.00% 6/1/2055 (j)	18	18
Fannie Mae Pool #MA5737 6.50% 6/1/2055 (j)	32,069	33,177
Fannie Mae Pool #MA5738 7.00% 6/1/2055 (j)	29,298	30,805
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (j)	23,065	23,524
Fannie Mae Pool #DE2192 6.00% 7/1/2055 (j)	14,872	15,174
Fannie Mae Pool #DE5117 6.00% 7/1/2055 (j)	2,200	2,244
Fannie Mae Pool #DE4980 6.00% 7/1/2055 (j)	276	282
Fannie Mae Pool #DE1549 6.00% 7/1/2055 (j)	167	171
Fannie Mae Pool #FA2842 6.50% 7/1/2055 (j)	62,782	64,987
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (j)	21,256	21,991
Fannie Mae Pool #MA5763 7.00% 7/1/2055 (j)	34,997	36,797
Fannie Mae Pool #CC0859 5.50% 8/1/2055 (j)	32,422	32,877
Fannie Mae Pool #MA5793 6.00% 8/1/2055 (j)	29,283	29,866
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (j)	22,587	23,267
Fannie Mae Pool #CC0841 6.50% 8/1/2055 (j)	12,041	12,514
Fannie Mae Pool #FA4425 7.00% 8/1/2055 (j)	1,583	1,667
Fannie Mae Pool #MA5795 7.00% 8/1/2055 (j)	883	929
Fannie Mae Pool #FA2203 7.00% 8/1/2055 (j)	594	625
Fannie Mae Pool #MA5822 5.50% 9/1/2055 (j)	11,256	11,316
Fannie Mae Pool #MA5825 7.00% 9/1/2055 (j)	81,971	86,263
Fannie Mae Pool #FA4420 7.00% 9/1/2055 (j)	305	321
Fannie Mae Pool #MA5856 7.00% 10/1/2055 (j)	983	1,033
Fannie Mae Pool #MA5882 7.00% 11/1/2055 (j)	417	439
Fannie Mae Pool #DF5677 5.50% 12/1/2055 (j)	116	116
Fannie Mae Pool #CC1651 7.00% 12/1/2055 (j)	241	254
Fannie Mae Pool #MA5932 7.00% 12/1/2055 (j)	235	247
Fannie Mae Pool #BW2544 7.00% 2/1/2056 (j)	1,325	1,400
Fannie Mae Pool #DF2739 7.00% 2/1/2056 (j)	999	1,058
Fannie Mae Pool #BF0133 4.00% 8/1/2056 (j)	19,088	18,084
Fannie Mae Pool #BF0145 3.50% 3/1/2057 (j)	11,959	10,913
Fannie Mae Pool #BF0299 3.50% 8/1/2058 (j)	18,666	17,011
Fannie Mae Pool #BF0379 3.50% 4/1/2059 (j)	28,457	25,935
Fannie Mae Pool #BM6693 3.50% 8/1/2059 (j)	20,708	18,869
Fannie Mae Pool #BF0481 3.50% 6/1/2060 (j)	44,772	40,797
Fannie Mae Pool #BF0480 3.50% 6/1/2060 (j)	28,623	26,082
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (j)	38,563	33,380
The Bond Fund of America — Page 62 of 122

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BF0546 2.50% 7/1/2061 (j)	USD19,326	$15,920
Fannie Mae Pool #BF0548 3.00% 7/1/2061 (j)	18,497	15,964
Fannie Mae Pool #BF0563 4.00% 9/1/2061 (j)	8,058	7,683
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (j)	6,449	6,234
Fannie Mae Pool #BF0762 3.00% 9/1/2063 (j)	30,751	26,540
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (j)	42,291	38,168
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (j)	32,089	28,960
Fannie Mae Pool #BF0786 4.00% 12/1/2063 (j)	23,067	21,531
Fannie Mae, Series 1998-W5, Class B3, 6.50% 7/25/2028 (e)(j)	108	15
Fannie Mae, Series 2002-W7, Class A5, 7.50% 2/25/2029 (j)	34	36
Fannie Mae, Series 2001-25, Class ZA, 6.50% 6/25/2031 (j)	152	153
Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041 (j)	57	59
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041 (j)	375	390
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041 (j)	499	509
Fannie Mae, Series 2002-W1, Class 2A, 4.312% 2/25/2042 (f)(j)	447	447
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.475% 12/25/2026 (f)(j)	6	6
Fannie Mae, Series 2019-M5, Class A2, Multi Family, 3.273% 2/25/2029 (j)	379	371
Fannie Mae, Series 2018-M12, Class A2, Multi Family, 3.654% 8/25/2030 (f)(j)	2,744	2,688
Fannie Mae, Series 2024-M1, Class A2, Multi Family, 4.50% 1/25/2034 (f)(j)	8,000	7,978
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 3/25/2036 (j)	73	71
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 5/25/2036 (j)	199	173
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 10/25/2036 (j)	63	58
FARM Mortgage Trust, Series 2024-1, Class A1, 4.684% 10/1/2053 (e)(f)(j)	6,065	5,967
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A, 5.165% 8/1/2054 (e)(f)(j)	14,473	14,232
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A1, 5.191% 8/1/2054 (e)(f)(j)	16,186	16,223
Farmer Mac Agricultural Real Estate Trust, Series 2025-1, Class A1, 5.22% 8/1/2055 (e)(f)(j)	2,743	2,766
FHLMC Multi Family Structured Pass Through Certs., Series K-174, Class A2, 4.53% 10/25/2035 (f)(j)	4,000	3,976
Freddie Mac Pool #ZA1955 6.50% 9/1/2026 (j)	— (b)	— (b)
Freddie Mac Pool #ZA1959 6.50% 10/1/2026 (j)	— (b)	— (b)
Freddie Mac Pool #ZA0583 6.50% 3/1/2029 (j)	— (b)	— (b)
Freddie Mac Pool #D98356 4.50% 5/1/2030 (j)	25	25
Freddie Mac Pool #ZT0799 5.00% 9/1/2031 (j)	1	1
Freddie Mac Pool #A15120 5.50% 10/1/2033 (j)	1	1
Freddie Mac Pool #G30911 4.00% 3/1/2036 (j)	1,846	1,820
Freddie Mac Pool #K93532 4.00% 4/1/2036 (j)	582	569
Freddie Mac Pool #C91883 4.00% 6/1/2036 (j)	226	223
Freddie Mac Pool #A56076 5.50% 1/1/2037 (j)	5	5
Freddie Mac Pool #C91917 3.00% 2/1/2037 (j)	290	275
Freddie Mac Pool #G04804 4.50% 5/1/2037 (j)	736	730
Freddie Mac Pool #C91948 4.00% 7/1/2037 (j)	2,018	1,984
Freddie Mac Pool #ZS1566 6.50% 8/1/2037 (j)	1	1
Freddie Mac Pool #G03695 5.50% 11/1/2037 (j)	1	2
Freddie Mac Pool #G08248 5.50% 2/1/2038 (j)	22	22
Freddie Mac Pool #ZT1449 3.00% 6/1/2038 (j)	31,043	29,343
Freddie Mac Pool #G05196 5.50% 10/1/2038 (j)	1	1
Freddie Mac Pool #G05267 5.50% 12/1/2038 (j)	1	1
Freddie Mac Pool #A87873 5.00% 8/1/2039 (j)	1,403	1,414
Freddie Mac Pool #G06020 5.50% 12/1/2039 (j)	3	3
Freddie Mac Pool #G05860 5.50% 2/1/2040 (j)	8	8
Freddie Mac Pool #G05937 4.50% 8/1/2040 (j)	3,189	3,161
Freddie Mac Pool #RB5071 2.00% 9/1/2040 (j)	3,256	2,879
Freddie Mac Pool #A93948 4.50% 9/1/2040 (j)	5	5
Freddie Mac Pool #SC0113 2.00% 12/1/2040 (j)	4,874	4,280
Freddie Mac Pool #SC0149 2.00% 3/1/2041 (j)	14,279	12,519
The Bond Fund of America — Page 63 of 122

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #G06868 4.50% 4/1/2041 (j)	USD4	$4
Freddie Mac Pool #RB0544 2.00% 6/1/2041 (j)	21,859	19,224
Freddie Mac Pool #SC0169 2.00% 6/1/2041 (j)	8,850	7,730
Freddie Mac Pool #G06648 5.00% 6/1/2041 (j)	450	456
Freddie Mac Pool #Q01658 5.00% 6/1/2041 (j)	132	133
Freddie Mac Pool #G06841 5.50% 6/1/2041 (j)	11	11
Freddie Mac Pool #RB5118 2.00% 7/1/2041 (j)	83,689	73,195
Freddie Mac Pool #SC0148 2.00% 7/1/2041 (j)	61,514	53,812
Freddie Mac Pool #Q01992 4.50% 7/1/2041 (j)	23	22
Freddie Mac Pool #RB5121 2.00% 8/1/2041 (j)	130,645	114,162
Freddie Mac Pool #Q02705 4.50% 8/1/2041 (j)	1,637	1,621
Freddie Mac Pool #G06956 4.50% 8/1/2041 (j)	359	356
Freddie Mac Pool #G06769 4.50% 8/1/2041 (j)	149	147
Freddie Mac Pool #SC0175 2.00% 9/1/2041 (j)	16,542	14,471
Freddie Mac Pool #QK1181 2.00% 11/1/2041 (j)	9,844	8,574
Freddie Mac Pool #RB5138 2.00% 12/1/2041 (j)	51,100	44,497
Freddie Mac Pool #RB5145 2.00% 2/1/2042 (j)	12,685	11,026
Freddie Mac Pool #RB5148 2.00% 3/1/2042 (j)	27,350	23,756
Freddie Mac Pool #RB5153 2.00% 4/1/2042 (j)	5,728	4,976
Freddie Mac Pool #Q17696 3.50% 4/1/2043 (j)	420	397
Freddie Mac Pool #Q18236 3.50% 5/1/2043 (j)	563	532
Freddie Mac Pool #Q19133 3.50% 6/1/2043 (j)	435	410
Freddie Mac Pool #Q22946 4.00% 11/1/2043 (j)	3,133	3,024
Freddie Mac Pool #RB5297 6.50% 5/1/2044 (j)	380	393
Freddie Mac Pool #Q28558 3.50% 9/1/2044 (j)	2,126	2,001
Freddie Mac Pool #760012 5.152% 4/1/2045 (f)(j)	271	274
Freddie Mac Pool #760013 5.154% 4/1/2045 (f)(j)	242	245
Freddie Mac Pool #G60138 3.50% 8/1/2045 (j)	414	392
Freddie Mac Pool #760014 4.613% 8/1/2045 (f)(j)	1,308	1,309
Freddie Mac Pool #G60238 3.50% 10/1/2045 (j)	10,030	9,461
Freddie Mac Pool #G60344 4.00% 12/1/2045 (j)	7,743	7,491
Freddie Mac Pool #T65375 3.50% 7/1/2046 (j)	83	77
Freddie Mac Pool #Q42034 4.50% 7/1/2046 (j)	87	86
Freddie Mac Pool #G67700 3.50% 8/1/2046 (j)	3,777	3,543
Freddie Mac Pool #Q42633 4.50% 8/1/2046 (j)	244	240
Freddie Mac Pool #Q43312 4.50% 9/1/2046 (j)	347	342
Freddie Mac Pool #Q43461 4.50% 10/1/2046 (j)	225	223
Freddie Mac Pool #Q44689 4.50% 12/1/2046 (j)	340	330
Freddie Mac Pool #760015 4.152% 1/1/2047 (f)(j)	1,412	1,381
Freddie Mac Pool #ZS4711 2.50% 2/1/2047 (j)	269	233
Freddie Mac Pool #Q47615 3.50% 4/1/2047 (j)	825	763
Freddie Mac Pool #Q47620 4.00% 4/1/2047 (j)	5,314	5,118
Freddie Mac Pool #Q47828 4.50% 5/1/2047 (j)	237	231
Freddie Mac Pool #ZS4735 3.50% 9/1/2047 (j)	55	51
Freddie Mac Pool #Q51622 3.50% 10/1/2047 (j)	830	767
Freddie Mac Pool #Q52069 3.50% 11/1/2047 (j)	1,157	1,084
Freddie Mac Pool #SD0470 4.00% 11/1/2047 (j)	2,270	2,169
Freddie Mac Pool #G61733 3.00% 12/1/2047 (j)	3,737	3,389
Freddie Mac Pool #ZS4747 3.50% 12/1/2047 (j)	4,874	4,544
Freddie Mac Pool #G08793 4.00% 12/1/2047 (j)	1,810	1,737
Freddie Mac Pool #G67709 3.50% 3/1/2048 (j)	18,333	17,187
Freddie Mac Pool #Q54701 3.50% 3/1/2048 (j)	777	724
Freddie Mac Pool #Q54709 3.50% 3/1/2048 (j)	752	703
Freddie Mac Pool #Q54700 3.50% 3/1/2048 (j)	644	602
The Bond Fund of America — Page 64 of 122

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #Q55056 3.50% 3/1/2048 (j)	USD479	$448
Freddie Mac Pool #Q54781 3.50% 3/1/2048 (j)	427	401
Freddie Mac Pool #Q54782 3.50% 3/1/2048 (j)	348	325
Freddie Mac Pool #Q54699 3.50% 3/1/2048 (j)	328	308
Freddie Mac Pool #Q54831 3.50% 3/1/2048 (j)	228	214
Freddie Mac Pool #Q54698 3.50% 3/1/2048 (j)	209	196
Freddie Mac Pool #G67711 4.00% 3/1/2048 (j)	11,155	10,690
Freddie Mac Pool #G08805 4.00% 3/1/2048 (j)	629	604
Freddie Mac Pool #Q55060 3.50% 4/1/2048 (j)	157	147
Freddie Mac Pool #Q56590 3.50% 6/1/2048 (j)	417	391
Freddie Mac Pool #Q56589 3.50% 6/1/2048 (j)	249	233
Freddie Mac Pool #Q56591 3.50% 6/1/2048 (j)	152	142
Freddie Mac Pool #Q57242 4.50% 7/1/2048 (j)	292	286
Freddie Mac Pool #G61628 3.50% 9/1/2048 (j)	103	96
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (j)	2,172	2,138
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (j)	1,019	1,005
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (j)	688	676
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (j)	4,526	4,460
Freddie Mac Pool #QA0284 3.50% 6/1/2049 (j)	2,477	2,316
Freddie Mac Pool #QA1885 3.50% 8/1/2049 (j)	3,591	3,347
Freddie Mac Pool #QA2748 3.50% 9/1/2049 (j)	729	682
Freddie Mac Pool #SD7508 3.50% 10/1/2049 (j)	45,589	42,439
Freddie Mac Pool #RA1580 3.50% 10/1/2049 (j)	5,999	5,619
Freddie Mac Pool #RA1463 3.50% 10/1/2049 (j)	5,750	5,386
Freddie Mac Pool #QA4692 3.00% 11/1/2049 (j)	14,484	13,033
Freddie Mac Pool #QA4673 3.00% 11/1/2049 (j)	5,837	5,261
Freddie Mac Pool #SD0185 3.00% 12/1/2049 (j)	3,655	3,277
Freddie Mac Pool #QA5125 3.50% 12/1/2049 (j)	17,004	15,898
Freddie Mac Pool #SD0234 3.00% 1/1/2050 (j)	22,067	19,780
Freddie Mac Pool #SD0187 3.00% 1/1/2050 (j)	9,868	8,893
Freddie Mac Pool #RA2319 3.00% 3/1/2050 (j)	15,711	13,980
Freddie Mac Pool #SD7517 3.00% 5/1/2050 (j)	22,640	20,307
Freddie Mac Pool #RA3022 2.50% 6/1/2050 (j)	146	124
Freddie Mac Pool #QB1368 2.50% 7/1/2050 (j)	30,070	25,864
Freddie Mac Pool #RA3055 2.50% 7/1/2050 (j)	104	87
Freddie Mac Pool #SI2046 2.50% 8/1/2050 (j)	114	96
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (j)	1,984	1,760
Freddie Mac Pool #RA3611 2.50% 9/1/2050 (j)	114	96
Freddie Mac Pool #QB2781 2.50% 9/1/2050 (j)	14	12
Freddie Mac Pool #RA3506 3.00% 9/1/2050 (j)	8,706	7,723
Freddie Mac Pool #RA3726 2.00% 10/1/2050 (j)	1,333	1,079
Freddie Mac Pool #QB3931 2.00% 10/1/2050 (j)	1,326	1,073
Freddie Mac Pool #SD7525 2.50% 10/1/2050 (j)	18,727	16,129
Freddie Mac Pool #QB4847 2.50% 10/1/2050 (j)	581	490
Freddie Mac Pool #QB5184 2.50% 10/1/2050 (j)	34	28
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (j)	13,385	10,908
Freddie Mac Pool #RA3952 2.00% 11/1/2050 (j)	7,150	5,773
Freddie Mac Pool #SD0477 2.00% 11/1/2050 (j)	6,803	5,505
Freddie Mac Pool #QB5275 2.00% 11/1/2050 (j)	6,619	5,356
Freddie Mac Pool #QB5949 2.00% 11/1/2050 (j)	2,301	1,857
Freddie Mac Pool #RA4070 2.50% 11/1/2050 (j)	23,934	20,425
Freddie Mac Pool #RA3987 2.50% 11/1/2050 (j)	8,520	7,260
Freddie Mac Pool #RA3932 2.50% 11/1/2050 (j)	1,127	951
Freddie Mac Pool #RA3934 2.50% 11/1/2050 (j)	543	459
The Bond Fund of America — Page 65 of 122

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QB5608 2.50% 11/1/2050 (j)	USD424	$360
Freddie Mac Pool #QB5838 2.50% 11/1/2050 (j)	121	102
Freddie Mac Pool #QB5799 2.50% 11/1/2050 (j)	82	69
Freddie Mac Pool #QB5200 2.50% 11/1/2050 (j)	48	41
Freddie Mac Pool #QB6579 2.00% 12/1/2050 (j)	1,964	1,584
Freddie Mac Pool #QB7061 2.00% 12/1/2050 (j)	880	712
Freddie Mac Pool #QB7053 2.00% 12/1/2050 (j)	681	549
Freddie Mac Pool #QB6480 2.00% 12/1/2050 (j)	354	287
Freddie Mac Pool #RA4206 2.50% 12/1/2050 (j)	20,501	17,280
Freddie Mac Pool #RA4179 2.50% 12/1/2050 (j)	39	32
Freddie Mac Pool #RA4223 3.00% 12/1/2050 (j)	5,415	4,765
Freddie Mac Pool #QB8132 2.00% 1/1/2051 (j)	6,142	4,972
Freddie Mac Pool #QB7858 2.00% 1/1/2051 (j)	3,024	2,439
Freddie Mac Pool #RA4352 2.00% 1/1/2051 (j)	1,524	1,248
Freddie Mac Pool #QB7230 2.00% 1/1/2051 (j)	738	595
Freddie Mac Pool #QB7255 2.00% 1/1/2051 (j)	277	223
Freddie Mac Pool #QB7396 2.00% 1/1/2051 (j)	143	115
Freddie Mac Pool #RA4410 2.50% 1/1/2051 (j)	1,649	1,402
Freddie Mac Pool #QB7147 2.50% 1/1/2051 (j)	805	684
Freddie Mac Pool #QB7854 2.50% 1/1/2051 (j)	278	237
Freddie Mac Pool #RA4351 2.50% 1/1/2051 (j)	85	72
Freddie Mac Pool #QB8605 2.00% 2/1/2051 (j)	2,875	2,364
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (j)	641	522
Freddie Mac Pool #QB9090 2.00% 2/1/2051 (j)	150	121
Freddie Mac Pool #SD0776 2.00% 2/1/2051 (j)	41	33
Freddie Mac Pool #SD7535 2.50% 2/1/2051 (j)	3,432	2,949
Freddie Mac Pool #RA4530 2.50% 2/1/2051 (j)	925	779
Freddie Mac Pool #RA4561 2.50% 2/1/2051 (j)	887	747
Freddie Mac Pool #QB8934 2.50% 2/1/2051 (j)	151	128
Freddie Mac Pool #SD8129 2.50% 2/1/2051 (j)	138	117
Freddie Mac Pool #RA4658 3.00% 2/1/2051 (j)	31,133	27,884
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (j)	54,985	44,740
Freddie Mac Pool #RA4727 2.00% 3/1/2051 (j)	682	551
Freddie Mac Pool #SD0552 2.00% 3/1/2051 (j)	509	413
Freddie Mac Pool #SD0537 2.00% 3/1/2051 (j)	134	108
Freddie Mac Pool #SD0554 2.50% 3/1/2051 (j)	1,876	1,580
Freddie Mac Pool #QB9901 2.50% 3/1/2051 (j)	1,096	923
Freddie Mac Pool #QC1270 2.00% 4/1/2051 (j)	714	576
Freddie Mac Pool #QC1187 2.50% 4/1/2051 (j)	1,830	1,546
Freddie Mac Pool #SD0566 2.50% 4/1/2051 (j)	1,632	1,374
Freddie Mac Pool #QC0416 2.50% 4/1/2051 (j)	472	398
Freddie Mac Pool #SD0975 2.50% 4/1/2051 (j)	188	158
Freddie Mac Pool #QC1084 2.50% 4/1/2051 (j)	74	63
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (j)	20,998	17,167
Freddie Mac Pool #SD3984 2.00% 5/1/2051 (j)	10,724	8,652
Freddie Mac Pool #QC2407 2.00% 5/1/2051 (j)	7,613	6,141
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (j)	2,856	2,304
Freddie Mac Pool #RA5258 2.00% 5/1/2051 (j)	354	287
Freddie Mac Pool #RA5259 2.50% 5/1/2051 (j)	4,037	3,445
Freddie Mac Pool #RA5275 2.50% 5/1/2051 (j)	754	637
Freddie Mac Pool #QC1292 2.50% 5/1/2051 (j)	461	391
Freddie Mac Pool #RA5286 2.50% 5/1/2051 (j)	20	17
Freddie Mac Pool #RA5267 3.00% 5/1/2051 (j)	5,377	4,768
Freddie Mac Pool #QC3259 2.00% 6/1/2051 (j)	495	399
The Bond Fund of America — Page 66 of 122

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QC2817 2.50% 6/1/2051 (j)	USD13,487	$11,591
Freddie Mac Pool #RA5435 2.50% 6/1/2051 (j)	10,607	8,934
Freddie Mac Pool #SD1852 2.50% 6/1/2051 (j)	8,819	7,444
Freddie Mac Pool #QC2992 2.50% 6/1/2051 (j)	56	48
Freddie Mac Pool #QC4911 2.00% 7/1/2051 (j)	6,760	5,453
Freddie Mac Pool #SD0644 2.50% 7/1/2051 (j)	12,986	11,113
Freddie Mac Pool #SD4075 2.50% 7/1/2051 (j)	13,073	11,011
Freddie Mac Pool #SD0926 2.50% 7/1/2051 (j)	764	647
Freddie Mac Pool #QC3654 2.50% 7/1/2051 (j)	169	142
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (j)	66,830	59,917
Freddie Mac Pool #QC5569 2.00% 8/1/2051 (j)	1,234	995
Freddie Mac Pool #QC5233 2.00% 8/1/2051 (j)	979	790
Freddie Mac Pool #SD8160 2.00% 8/1/2051 (j)	740	601
Freddie Mac Pool #QC5125 2.00% 8/1/2051 (j)	221	180
Freddie Mac Pool #SD0718 2.50% 8/1/2051 (j)	3,459	2,913
Freddie Mac Pool #QC5206 2.50% 8/1/2051 (j)	210	178
Freddie Mac Pool #QC5857 3.00% 8/1/2051 (j)	315	277
Freddie Mac Pool #RA5836 2.50% 9/1/2051 (j)	63,278	54,177
Freddie Mac Pool #SD7545 2.50% 9/1/2051 (j)	53,724	46,330
Freddie Mac Pool #RA5759 2.50% 9/1/2051 (j)	9,129	7,689
Freddie Mac Pool #SD2963 2.50% 9/1/2051 (j)	2,364	1,991
Freddie Mac Pool #RA5767 2.50% 9/1/2051 (j)	827	696
Freddie Mac Pool #QC6516 2.50% 9/1/2051 (j)	720	606
Freddie Mac Pool #QC6597 2.50% 9/1/2051 (j)	552	465
Freddie Mac Pool #SD5485 2.50% 9/1/2051 (j)	394	333
Freddie Mac Pool #QC6821 2.50% 9/1/2051 (j)	369	311
Freddie Mac Pool #RA5841 3.00% 9/1/2051 (j)	11,985	10,544
Freddie Mac Pool #RA5901 3.00% 9/1/2051 (j)	5,201	4,613
Freddie Mac Pool #RA5971 3.00% 9/1/2051 (j)	3,389	3,031
Freddie Mac Pool #QC7626 3.00% 9/1/2051 (j)	614	545
Freddie Mac Pool #SD8172 2.00% 10/1/2051 (j)	706	573
Freddie Mac Pool #QC8300 2.00% 10/1/2051 (j)	684	555
Freddie Mac Pool #RA5715 2.00% 10/1/2051 (j)	383	311
Freddie Mac Pool #SD6078 2.50% 10/1/2051 (j)	30,549	25,804
Freddie Mac Pool #SD1345 2.50% 10/1/2051 (j)	25,872	21,849
Freddie Mac Pool #QC8196 2.50% 10/1/2051 (j)	2,451	2,064
Freddie Mac Pool #RA6132 2.50% 10/1/2051 (j)	942	799
Freddie Mac Pool #QC9156 2.50% 10/1/2051 (j)	141	120
Freddie Mac Pool #QC9123 2.50% 10/1/2051 (j)	43	36
Freddie Mac Pool #SD0734 3.00% 10/1/2051 (j)	21,214	18,951
Freddie Mac Pool #SD2880 3.00% 10/1/2051 (j)	14,875	13,191
Freddie Mac Pool #SD0740 3.50% 10/1/2051 (j)	19	17
Freddie Mac Pool #RA6406 2.00% 11/1/2051 (j)	8,249	6,695
Freddie Mac Pool #QD1841 2.00% 11/1/2051 (j)	3,968	3,208
Freddie Mac Pool #QD2129 2.00% 11/1/2051 (j)	505	409
Freddie Mac Pool #SD8177 2.00% 11/1/2051 (j)	293	238
Freddie Mac Pool #SD7548 2.50% 11/1/2051 (j)	11,520	9,917
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (j)	8,858	7,624
Freddie Mac Pool #QD2128 2.50% 11/1/2051 (j)	36	31
Freddie Mac Pool #QD1684 3.00% 11/1/2051 (j)	6,727	5,928
Freddie Mac Pool #RA6347 3.00% 11/1/2051 (j)	5,822	5,164
Freddie Mac Pool #QD0981 3.00% 11/1/2051 (j)	1,097	966
Freddie Mac Pool #SL1735 2.00% 12/1/2051 (j)	27,043	21,908
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (j)	1,926	1,562
The Bond Fund of America — Page 67 of 122

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QD2437 2.00% 12/1/2051 (j)	USD38	$31
Freddie Mac Pool #RA6433 2.50% 12/1/2051 (j)	9,181	7,733
Freddie Mac Pool #RA6483 2.50% 12/1/2051 (j)	6,805	5,840
Freddie Mac Pool #QD1626 2.50% 12/1/2051 (j)	2,147	1,808
Freddie Mac Pool #SD0778 2.50% 12/1/2051 (j)	749	632
Freddie Mac Pool #SD3729 2.50% 12/1/2051 (j)	565	477
Freddie Mac Pool #SD1605 2.50% 12/1/2051 (j)	379	319
Freddie Mac Pool #QD3619 2.50% 12/1/2051 (j)	288	243
Freddie Mac Pool #SD2101 2.50% 12/1/2051 (j)	226	192
Freddie Mac Pool #QD2075 2.50% 12/1/2051 (j)	170	144
Freddie Mac Pool #SD8183 2.50% 12/1/2051 (j)	117	99
Freddie Mac Pool #QD3310 3.00% 12/1/2051 (j)	4,010	3,534
Freddie Mac Pool #SD4121 3.00% 12/1/2051 (j)	1,125	990
Freddie Mac Pool #QD3209 3.00% 12/1/2051 (j)	598	526
Freddie Mac Pool #QD2877 3.00% 12/1/2051 (j)	569	501
Freddie Mac Pool #SD0820 3.00% 12/1/2051 (j)	27	24
Freddie Mac Pool #SD1403 2.00% 1/1/2052 (j)	1,687	1,361
Freddie Mac Pool #QD4747 2.00% 1/1/2052 (j)	544	439
Freddie Mac Pool #RA6694 2.00% 1/1/2052 (j)	392	316
Freddie Mac Pool #SD8188 2.00% 1/1/2052 (j)	299	242
Freddie Mac Pool #QD5035 2.00% 1/1/2052 (j)	99	80
Freddie Mac Pool #SD0855 2.50% 1/1/2052 (j)	19,019	16,124
Freddie Mac Pool #QD5941 2.50% 1/1/2052 (j)	1,340	1,152
Freddie Mac Pool #QD4840 2.50% 1/1/2052 (j)	1,296	1,091
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (j)	946	799
Freddie Mac Pool #SD8189 2.50% 1/1/2052 (j)	378	320
Freddie Mac Pool #SD0871 2.50% 1/1/2052 (j)	372	313
Freddie Mac Pool #RA6614 2.50% 1/1/2052 (j)	87	74
Freddie Mac Pool #QD6127 2.50% 1/1/2052 (j)	62	52
Freddie Mac Pool #RA7263 2.50% 1/1/2052 (j)	58	49
Freddie Mac Pool #QD5570 2.50% 1/1/2052 (j)	50	43
Freddie Mac Pool #QD5201 2.50% 1/1/2052 (j)	27	23
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (j)	34,687	30,980
Freddie Mac Pool #SD2269 3.00% 1/1/2052 (j)	1,925	1,696
Freddie Mac Pool #SD0803 3.00% 1/1/2052 (j)	1,396	1,238
Freddie Mac Pool #RA6605 3.00% 1/1/2052 (j)	278	245
Freddie Mac Pool #QD7321 3.50% 1/1/2052 (j)	148	136
Freddie Mac Pool #QD6951 2.00% 2/1/2052 (j)	10,163	8,199
Freddie Mac Pool #RA6771 2.00% 2/1/2052 (j)	7,438	6,000
Freddie Mac Pool #QD7191 2.00% 2/1/2052 (j)	3,863	3,122
Freddie Mac Pool #RA6913 2.00% 2/1/2052 (j)	3,470	2,804
Freddie Mac Pool #QD8041 2.00% 2/1/2052 (j)	3,233	2,613
Freddie Mac Pool #SD8193 2.00% 2/1/2052 (j)	1,931	1,565
Freddie Mac Pool #QD9124 2.00% 2/1/2052 (j)	987	796
Freddie Mac Pool #RA7467 2.00% 2/1/2052 (j)	626	507
Freddie Mac Pool #QD7967 2.00% 2/1/2052 (j)	456	368
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (j)	436	352
Freddie Mac Pool #QD6093 2.00% 2/1/2052 (j)	425	343
Freddie Mac Pool #QD6139 2.00% 2/1/2052 (j)	58	47
Freddie Mac Pool #RA6774 2.00% 2/1/2052 (j)	52	42
Freddie Mac Pool #SD0881 2.50% 2/1/2052 (j)	12,067	10,316
Freddie Mac Pool #SD0847 2.50% 2/1/2052 (j)	1,864	1,574
Freddie Mac Pool #RA6900 2.50% 2/1/2052 (j)	864	731
Freddie Mac Pool #QD7219 2.50% 2/1/2052 (j)	835	705
The Bond Fund of America — Page 68 of 122

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SI2095 2.50% 2/1/2052 (j)	USD36	$30
Freddie Mac Pool #QD7059 3.00% 2/1/2052 (j)	31	27
Freddie Mac Pool #SD0873 3.50% 2/1/2052 (j)	19,586	18,247
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (j)	4,140	3,827
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (j)	246,002	199,445
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (j)	3,679	2,976
Freddie Mac Pool #SD4071 2.00% 3/1/2052 (j)	2,136	1,723
Freddie Mac Pool #QD8103 2.00% 3/1/2052 (j)	946	764
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (j)	919	743
Freddie Mac Pool #QD8010 2.00% 3/1/2052 (j)	883	713
Freddie Mac Pool #QD8408 2.00% 3/1/2052 (j)	820	664
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (j)	488	394
Freddie Mac Pool #QE2318 2.00% 3/1/2052 (j)	88	71
Freddie Mac Pool #SD1450 2.50% 3/1/2052 (j)	2,296	1,977
Freddie Mac Pool #SD2964 2.50% 3/1/2052 (j)	2,131	1,795
Freddie Mac Pool #QD8966 2.50% 3/1/2052 (j)	795	674
Freddie Mac Pool #SD3415 2.50% 3/1/2052 (j)	224	190
Freddie Mac Pool #QE0615 2.50% 3/1/2052 (j)	115	97
Freddie Mac Pool #SD1660 2.50% 3/1/2052 (j)	93	79
Freddie Mac Pool #RA7021 2.50% 3/1/2052 (j)	85	72
Freddie Mac Pool #RA7020 2.50% 3/1/2052 (j)	68	58
Freddie Mac Pool #SD7553 3.00% 3/1/2052 (j)	26,259	23,474
Freddie Mac Pool #QD9030 3.50% 3/1/2052 (j)	638	588
Freddie Mac Pool #QD7942 3.50% 3/1/2052 (j)	583	538
Freddie Mac Pool #QD8208 3.50% 3/1/2052 (j)	34	31
Freddie Mac Pool #QD9527 4.00% 3/1/2052 (j)	11	11
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (j)	3,064	2,480
Freddie Mac Pool #QE0312 2.00% 4/1/2052 (j)	1,123	907
Freddie Mac Pool #QE1586 2.00% 4/1/2052 (j)	155	125
Freddie Mac Pool #QE4412 2.00% 4/1/2052 (j)	93	75
Freddie Mac Pool #QE0024 2.00% 4/1/2052 (j)	58	47
Freddie Mac Pool #SD7554 2.50% 4/1/2052 (j)	22,909	19,707
Freddie Mac Pool #SD6089 2.50% 4/1/2052 (j)	6,037	5,116
Freddie Mac Pool #SD8205 2.50% 4/1/2052 (j)	5,787	4,893
Freddie Mac Pool #QD9578 2.50% 4/1/2052 (j)	3,294	2,790
Freddie Mac Pool #QE0374 2.50% 4/1/2052 (j)	2,194	1,857
Freddie Mac Pool #QE0292 2.50% 4/1/2052 (j)	2,041	1,726
Freddie Mac Pool #QE0799 2.50% 4/1/2052 (j)	1,604	1,354
Freddie Mac Pool #QE2317 2.50% 4/1/2052 (j)	1,427	1,207
Freddie Mac Pool #QE0322 2.50% 4/1/2052 (j)	1,278	1,078
Freddie Mac Pool #QD9765 2.50% 4/1/2052 (j)	1,030	869
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (j)	955	804
Freddie Mac Pool #QE2310 2.50% 4/1/2052 (j)	582	494
Freddie Mac Pool #QD9911 2.50% 4/1/2052 (j)	152	128
Freddie Mac Pool #SD8212 2.50% 5/1/2052 (j)	4,676	3,959
Freddie Mac Pool #QE2352 2.50% 5/1/2052 (j)	1,991	1,684
Freddie Mac Pool #QE2112 2.50% 5/1/2052 (j)	413	349
Freddie Mac Pool #RA7139 2.50% 5/1/2052 (j)	43	36
Freddie Mac Pool #8D0226 2.52% 5/1/2052 (f)(j)	7,288	6,717
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (j)	339,895	299,434
Freddie Mac Pool #RA7374 3.00% 5/1/2052 (j)	788	693
Freddie Mac Pool #QE5589 3.50% 5/1/2052 (j)	639	588
Freddie Mac Pool #QE5301 3.50% 5/1/2052 (j)	504	463
Freddie Mac Pool #QE1237 3.50% 5/1/2052 (j)	182	167
The Bond Fund of America — Page 69 of 122

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD6496 2.00% 6/1/2052 (j)	USD24,465	$19,827
Freddie Mac Pool #SD5109 2.00% 6/1/2052 (j)	4,595	3,717
Freddie Mac Pool #QE4044 2.50% 6/1/2052 (j)	857	723
Freddie Mac Pool #SD8219 2.50% 6/1/2052 (j)	314	266
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (j)	155,163	136,693
Freddie Mac Pool #SD6203 3.00% 6/1/2052 (j)	30,216	26,582
Freddie Mac Pool #SD1844 3.00% 6/1/2052 (j)	97	86
Freddie Mac Pool #QE3449 3.00% 6/1/2052 (j)	58	51
Freddie Mac Pool #SL1564 3.00% 6/1/2052 (j)	48	42
Freddie Mac Pool #SD3245 4.00% 6/1/2052 (j)	27,212	26,044
Freddie Mac Pool #RA7556 4.50% 6/1/2052 (j)	20,025	19,420
Freddie Mac Pool #RA7502 5.00% 6/1/2052 (j)	107	106
Freddie Mac Pool #SD8240 2.00% 7/1/2052 (j)	409	331
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (j)	39,566	33,564
Freddie Mac Pool #SD2600 2.50% 7/1/2052 (j)	810	683
Freddie Mac Pool #SD8224 2.50% 7/1/2052 (j)	783	663
Freddie Mac Pool #SD3416 2.50% 7/1/2052 (j)	353	298
Freddie Mac Pool #SD3632 2.50% 7/1/2052 (j)	45	38
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (j)	5,050	4,448
Freddie Mac Pool #QE5364 3.00% 7/1/2052 (j)	25	22
Freddie Mac Pool #SD1502 4.00% 7/1/2052 (j)	4,765	4,521
Freddie Mac Pool #QE5750 5.00% 7/1/2052 (j)	19,566	19,408
Freddie Mac Pool #QE6185 5.00% 7/1/2052 (j)	581	577
Freddie Mac Pool #RA7618 5.00% 7/1/2052 (j)	310	308
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (j)	408	329
Freddie Mac Pool #SD8234 2.50% 8/1/2052 (j)	1,642	1,390
Freddie Mac Pool #SD7556 3.00% 8/1/2052 (j)	24,630	21,947
Freddie Mac Pool #SD8235 3.00% 8/1/2052 (j)	546	481
Freddie Mac Pool #SD8237 4.00% 8/1/2052 (j)	715	676
Freddie Mac Pool #QE9260 4.00% 8/1/2052 (j)	235	222
Freddie Mac Pool #RA7772 4.00% 8/1/2052 (j)	150	142
Freddie Mac Pool #QE7412 4.00% 8/1/2052 (j)	88	84
Freddie Mac Pool #QE7539 4.50% 8/1/2052 (j)	5,729	5,554
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (j)	498	483
Freddie Mac Pool #QE8282 5.00% 8/1/2052 (j)	27	27
Freddie Mac Pool #QE7987 5.50% 8/1/2052 (j)	165	167
Freddie Mac Pool #QF0977 2.00% 9/1/2052 (j)	243	196
Freddie Mac Pool #SD7060 2.00% 9/1/2052 (j)	95	76
Freddie Mac Pool #SD8262 2.50% 9/1/2052 (j)	96	82
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (j)	6,849	6,033
Freddie Mac Pool #QF0925 3.00% 9/1/2052 (j)	629	554
Freddie Mac Pool #QE9349 4.00% 9/1/2052 (j)	285	271
Freddie Mac Pool #RA7918 4.00% 9/1/2052 (j)	284	269
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (j)	2,162	2,097
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (j)	502	487
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (j)	320	310
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (j)	7,214	7,174
Freddie Mac Pool #QF2693 2.00% 10/1/2052 (j)	939	757
Freddie Mac Pool #SD8271 2.50% 10/1/2052 (j)	835	705
Freddie Mac Pool #SD2079 4.00% 10/1/2052 (j)	3,381	3,194
Freddie Mac Pool #QF1560 4.00% 10/1/2052 (j)	428	405
Freddie Mac Pool #QF2223 4.00% 10/1/2052 (j)	233	221
Freddie Mac Pool #QF1254 4.50% 10/1/2052 (j)	8,272	8,022
Freddie Mac Pool #QF1236 4.50% 10/1/2052 (j)	3,147	3,053
The Bond Fund of America — Page 70 of 122

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QF2368 4.50% 10/1/2052 (j)	USD2,450	$2,378
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (j)	208	201
Freddie Mac Pool #QF2009 4.50% 10/1/2052 (j)	180	174
Freddie Mac Pool #QF1352 5.00% 10/1/2052 (j)	21,511	21,332
Freddie Mac Pool #RA8059 5.50% 10/1/2052 (j)	38,394	38,934
Freddie Mac Pool #SD8291 2.50% 11/1/2052 (j)	642	542
Freddie Mac Pool #SD7486 2.50% 11/1/2052 (j)	190	161
Freddie Mac Pool #SD1896 4.00% 11/1/2052 (j)	78,361	75,113
Freddie Mac Pool #SD1894 4.00% 11/1/2052 (j)	27,055	25,926
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (j)	3,050	2,958
Freddie Mac Pool #QF2960 4.50% 11/1/2052 (j)	753	730
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (j)	48,378	48,806
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (j)	1,758	1,547
Freddie Mac Pool #SD2066 4.00% 12/1/2052 (j)	1,301	1,229
Freddie Mac Pool #QF4623 5.00% 12/1/2052 (j)	73,183	72,579
Freddie Mac Pool #SD8276 5.00% 12/1/2052 (j)	69,029	68,455
Freddie Mac Pool #SD1961 5.50% 12/1/2052 (j)	5,749	5,789
Freddie Mac Pool #RA8309 6.00% 12/1/2052 (j)	8,160	8,432
Freddie Mac Pool #SD8285 3.50% 1/1/2053 (j)	207	190
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (j)	9,998	9,693
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (j)	1,299	1,289
Freddie Mac Pool #SD8290 6.00% 1/1/2053 (j)	28,928	29,710
Freddie Mac Pool #QF6121 6.00% 1/1/2053 (j)	269	275
Freddie Mac Pool #SD2246 6.00% 1/1/2053 (j)	49	50
Freddie Mac Pool #SD8299 5.00% 2/1/2053 (j)	14,255	14,135
Freddie Mac Pool #RA8544 5.50% 2/1/2053 (j)	65,046	65,682
Freddie Mac Pool #QF7144 5.50% 2/1/2053 (j)	4,103	4,138
Freddie Mac Pool #QF7774 5.50% 2/1/2053 (j)	3,237	3,266
Freddie Mac Pool #QF7483 5.50% 2/1/2053 (j)	677	682
Freddie Mac Pool #QF8331 5.50% 2/1/2053 (j)	388	391
Freddie Mac Pool #SD8301 6.00% 2/1/2053 (j)	12,288	12,620
Freddie Mac Pool #SD2618 6.00% 2/1/2053 (j)	11	11
Freddie Mac Pool #SD8306 4.50% 3/1/2053 (j)	94	91
Freddie Mac Pool #QF8462 5.50% 3/1/2053 (j)	16,059	16,191
Freddie Mac Pool #QF9076 5.50% 3/1/2053 (j)	6,574	6,630
Freddie Mac Pool #RA9021 2.50% 4/1/2053 (j)	25	21
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (j)	15,397	15,315
Freddie Mac Pool #SD8315 5.00% 4/1/2053 (j)	3,006	2,981
Freddie Mac Pool #QG0749 5.00% 4/1/2053 (j)	2,214	2,189
Freddie Mac Pool #QG1829 5.00% 4/1/2053 (j)	265	262
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (j)	20,289	20,469
Freddie Mac Pool #QG1266 5.50% 4/1/2053 (j)	93	95
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (j)	215	209
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (j)	19,699	19,533
Freddie Mac Pool #QG3743 5.00% 5/1/2053 (j)	4,334	4,295
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (j)	89,982	90,779
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (j)	33,312	33,498
Freddie Mac Pool #QG3382 5.50% 5/1/2053 (j)	5,537	5,587
Freddie Mac Pool #QG3365 5.50% 5/1/2053 (j)	2,895	2,934
Freddie Mac Pool #QG1719 5.50% 5/1/2053 (j)	29	30
Freddie Mac Pool #SD8325 6.00% 5/1/2053 (j)	83,102	85,317
Freddie Mac Pool #SD2861 6.00% 5/1/2053 (j)	11,611	11,925
Freddie Mac Pool #QG4998 3.00% 6/1/2053 (j)	2,935	2,582
Freddie Mac Pool #SD8328 4.50% 6/1/2053 (j)	3,459	3,352
The Bond Fund of America — Page 71 of 122

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (j)	USD983	$974
Freddie Mac Pool #QG4778 5.00% 6/1/2053 (j)	242	240
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (j)	100,758	101,627
Freddie Mac Pool #QG4632 5.50% 6/1/2053 (j)	12,541	12,647
Freddie Mac Pool #QG5097 5.50% 6/1/2053 (j)	6,301	6,355
Freddie Mac Pool #QG5136 5.50% 6/1/2053 (j)	6,290	6,342
Freddie Mac Pool #QG4732 5.50% 6/1/2053 (j)	27	27
Freddie Mac Pool #QG3775 5.50% 6/1/2053 (j)	17	17
Freddie Mac Pool #SD8332 6.00% 6/1/2053 (j)	48,486	49,698
Freddie Mac Pool #SD3083 6.00% 6/1/2053 (j)	18,550	19,037
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (j)	15,105	15,627
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (j)	13,393	13,745
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (j)	8,906	9,163
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (j)	7,699	8,000
Freddie Mac Pool #SD3177 6.00% 6/1/2053 (j)	5,702	5,854
Freddie Mac Pool #SD3240 6.00% 6/1/2053 (j)	2,493	2,559
Freddie Mac Pool #QG4096 6.00% 6/1/2053 (j)	458	469
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (j)	5,550	5,781
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (j)	4,955	5,166
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (j)	4,713	4,961
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (j)	4,593	4,843
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (j)	3,179	3,354
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (j)	2,744	2,886
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (j)	1,689	1,751
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (j)	1,508	1,606
Freddie Mac Pool #QG9079 5.00% 7/1/2053 (j)	2,272	2,253
Freddie Mac Pool #QG7072 5.00% 7/1/2053 (j)	1,491	1,476
Freddie Mac Pool #QG6394 5.00% 7/1/2053 (j)	180	178
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (j)	109	108
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (j)	41,557	41,922
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (j)	7,586	7,657
Freddie Mac Pool #SD3356 6.00% 7/1/2053 (j)	14,201	14,562
Freddie Mac Pool #RA9474 6.00% 7/1/2053 (j)	4,248	4,376
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (j)	551	572
Freddie Mac Pool #QG9140 5.00% 8/1/2053 (j)	245	242
Freddie Mac Pool #SD3559 5.50% 8/1/2053 (j)	4,277	4,337
Freddie Mac Pool #SD3639 6.00% 8/1/2053 (j)	26,501	27,194
Freddie Mac Pool #SD3512 6.00% 8/1/2053 (j)	464	476
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (j)	29,414	29,662
Freddie Mac Pool #RA9854 6.00% 9/1/2053 (j)	27,896	28,907
Freddie Mac Pool #SD3916 6.00% 9/1/2053 (j)	10,047	10,355
Freddie Mac Pool #SD8363 6.00% 9/1/2053 (j)	2,161	2,215
Freddie Mac Pool #SD3859 6.50% 9/1/2053 (j)	13,531	14,163
Freddie Mac Pool #SD3858 6.50% 9/1/2053 (j)	28	29
Freddie Mac Pool #SL1562 3.00% 10/1/2053 (j)	69,665	61,372
Freddie Mac Pool #SD4997 5.00% 10/1/2053 (j)	5,633	5,584
Freddie Mac Pool #SD8367 5.50% 10/1/2053 (j)	18,946	19,096
Freddie Mac Pool #SD8368 6.00% 10/1/2053 (j)	62,216	63,749
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (j)	5,948	6,102
Freddie Mac Pool #SD8369 6.50% 10/1/2053 (j)	5,346	5,537
Freddie Mac Pool #SD8370 4.50% 11/1/2053 (j)	5,360	5,185
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (j)	63,528	62,948
Freddie Mac Pool #SD8372 5.50% 11/1/2053 (j)	7,105	7,160
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (j)	8,145	8,453
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8374 6.50% 11/1/2053 (j)	USD216	$224
Freddie Mac Pool #QH6697 3.50% 12/1/2053 (j)	536	492
Freddie Mac Pool #SD4842 6.00% 12/1/2053 (j)	63,993	65,596
Freddie Mac Pool #RJ0440 6.00% 12/1/2053 (j)	8,850	9,068
Freddie Mac Pool #QH5936 6.00% 12/1/2053 (j)	7,805	8,068
Freddie Mac Pool #QH5945 6.50% 12/1/2053 (j)	16,266	16,869
Freddie Mac Pool #QH7176 6.50% 12/1/2053 (j)	23	24
Freddie Mac Pool #SD6284 2.00% 1/1/2054 (j)	5,037	4,071
Freddie Mac Pool #SD5500 2.00% 1/1/2054 (j)	173	139
Freddie Mac Pool #SD4816 2.50% 1/1/2054 (j)	2,203	1,859
Freddie Mac Pool #SD6706 4.50% 1/1/2054 (j)	33,496	32,423
Freddie Mac Pool #SD8396 6.00% 1/1/2054 (j)	21,345	21,812
Freddie Mac Pool #SD4795 6.00% 1/1/2054 (j)	12,821	13,151
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (j)	3,690	3,827
Freddie Mac Pool #SD4614 6.50% 1/1/2054 (j)	868	907
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (j)	453	470
Freddie Mac Pool #SD8398 7.00% 1/1/2054 (j)	379	399
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (j)	9,301	9,362
Freddie Mac Pool #SD4897 6.00% 2/1/2054 (j)	22,215	22,731
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (j)	7,678	7,842
Freddie Mac Pool #SD4964 6.00% 2/1/2054 (j)	5,942	6,133
Freddie Mac Pool #QI0006 6.00% 2/1/2054 (j)	4,077	4,173
Freddie Mac Pool #SD4966 6.50% 2/1/2054 (j)	29,738	30,988
Freddie Mac Pool #RJ0856 6.50% 2/1/2054 (j)	11,090	11,500
Freddie Mac Pool #SD8404 7.00% 2/1/2054 (j)	126,186	132,676
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (j)	51,218	51,530
Freddie Mac Pool #RJ1066 5.50% 3/1/2054 (j)	26,492	26,818
Freddie Mac Pool #SD5117 6.00% 3/1/2054 (j)	8,422	8,655
Freddie Mac Pool #RJ1076 6.00% 3/1/2054 (j)	4,983	5,107
Freddie Mac Pool #RJ1015 6.50% 3/1/2054 (j)	3,739	3,873
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (j)	16,397	16,627
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (j)	4,797	4,833
Freddie Mac Pool #RJ1346 6.00% 4/1/2054 (j)	24,104	24,916
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (j)	22,810	23,431
Freddie Mac Pool #RJ1435 6.00% 4/1/2054 (j)	10,538	10,834
Freddie Mac Pool #RJ1348 6.00% 4/1/2054 (j)	6,907	7,097
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (j)	309	320
Freddie Mac Pool #RJ1879 6.00% 4/1/2054 (j)	175	179
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (j)	7,434	7,806
Freddie Mac Pool #QI2664 6.50% 4/1/2054 (j)	3,215	3,333
Freddie Mac Pool #QI4365 6.50% 4/1/2054 (j)	1,598	1,657
Freddie Mac Pool #SD8426 7.00% 4/1/2054 (j)	948	998
Freddie Mac Pool #RJ1512 5.50% 5/1/2054 (j)	33,202	33,810
Freddie Mac Pool #RJ1415 5.50% 5/1/2054 (j)	15,004	15,227
Freddie Mac Pool #QI5369 5.50% 5/1/2054 (j)	10,156	10,223
Freddie Mac Pool #RJ1448 5.50% 5/1/2054 (j)	5,536	5,571
Freddie Mac Pool #RJ1429 6.00% 5/1/2054 (j)	30,162	30,914
Freddie Mac Pool #RJ1431 6.00% 5/1/2054 (j)	7,077	7,249
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (j)	5,343	5,451
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (j)	412	426
Freddie Mac Pool #SD5404 6.50% 5/1/2054 (j)	48,626	50,655
Freddie Mac Pool #RJ1447 6.50% 5/1/2054 (j)	13,857	14,420
Freddie Mac Pool #RJ1535 6.50% 5/1/2054 (j)	12,152	12,713
Freddie Mac Pool #RJ1441 6.50% 5/1/2054 (j)	5,148	5,367
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QI5490 6.50% 5/1/2054 (j)	USD3,360	$3,476
Freddie Mac Pool #RJ1855 5.00% 6/1/2054 (j)	4,191	4,160
Freddie Mac Pool #RJ1857 5.50% 6/1/2054 (j)	50,303	50,848
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (j)	7,444	7,579
Freddie Mac Pool #RJ1785 6.00% 6/1/2054 (j)	33,493	34,395
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (j)	23,952	24,803
Freddie Mac Pool #RJ1859 6.00% 6/1/2054 (j)	22,297	22,952
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (j)	258	263
Freddie Mac Pool #SD5691 6.00% 6/1/2054 (j)	249	254
Freddie Mac Pool #RJ1797 6.50% 6/1/2054 (j)	52,777	54,678
Freddie Mac Pool #RJ1792 6.50% 6/1/2054 (j)	29,108	30,518
Freddie Mac Pool #RJ1726 6.50% 6/1/2054 (j)	20,783	21,650
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (j)	3,892	4,069
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (j)	550	577
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (j)	30,655	30,837
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (j)	15,608	15,796
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (j)	11,010	11,140
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (j)	44,714	46,445
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (j)	40,540	41,723
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (j)	27,061	27,614
Freddie Mac Pool #SD5949 6.00% 7/1/2054 (j)	18,815	19,250
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (j)	7,487	7,683
Freddie Mac Pool #SD5873 6.00% 7/1/2054 (j)	5,191	5,313
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (j)	3,208	3,286
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (j)	509	521
Freddie Mac Pool #SD6143 6.00% 7/1/2054 (j)	495	505
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (j)	42,850	44,355
Freddie Mac Pool #QI9151 6.50% 7/1/2054 (j)	15,453	16,153
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (j)	7,167	7,425
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (j)	2,299	2,396
Freddie Mac Pool #QJ0141 6.50% 7/1/2054 (j)	1,334	1,386
Freddie Mac Pool #QJ0143 6.50% 7/1/2054 (j)	16	17
Freddie Mac Pool #RJ2193 5.00% 8/1/2054 (j)	13,704	13,622
Freddie Mac Pool #RJ2194 5.00% 8/1/2054 (j)	13,091	13,012
Freddie Mac Pool #RJ2195 5.00% 8/1/2054 (j)	9,705	9,596
Freddie Mac Pool #RJ2241 5.00% 8/1/2054 (j)	5,269	5,235
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (j)	43,918	44,249
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (j)	26,207	26,423
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (j)	25,435	25,708
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (j)	9,549	9,684
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (j)	4,636	4,690
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (j)	31,474	32,177
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (j)	14,790	15,133
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (j)	9,270	9,458
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (j)	4,348	4,441
Freddie Mac Pool #RJ2212 6.00% 8/1/2054 (j)	3,356	3,469
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (j)	2,203	2,262
Freddie Mac Pool #RJ2702 6.00% 8/1/2054 (j)	888	906
Freddie Mac Pool #QJ1440 6.00% 8/1/2054 (j)	273	280
Freddie Mac Pool #QJ1787 6.00% 8/1/2054 (j)	50	51
Freddie Mac Pool #SD8455 6.50% 8/1/2054 (j)	42,739	44,224
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (j)	33,525	34,924
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (j)	15,193	15,827
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (j)	11,896	12,371
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (j)	USD6,120	$6,348
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (j)	5,723	6,002
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (j)	1,944	2,026
Freddie Mac Pool #QJ1576 6.50% 8/1/2054 (j)	673	697
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (j)	54,517	54,924
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (j)	39,701	40,429
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (j)	35,922	36,304
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (j)	18,387	18,490
Freddie Mac Pool #RJ2298 5.50% 9/1/2054 (j)	11,594	11,686
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (j)	9,586	9,647
Freddie Mac Pool #SD6328 5.50% 9/1/2054 (j)	7,476	7,584
Freddie Mac Pool #SD6578 6.00% 9/1/2054 (j)	31,904	32,967
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (j)	6,931	7,110
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (j)	3,785	3,924
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (j)	3,731	3,856
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (j)	3,579	3,674
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (j)	2,205	2,256
Freddie Mac Pool #QJ3870 6.00% 9/1/2054 (j)	1,479	1,509
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (j)	1,217	1,242
Freddie Mac Pool #QJ3734 6.00% 9/1/2054 (j)	791	808
Freddie Mac Pool #QJ3295 6.00% 9/1/2054 (j)	258	264
Freddie Mac Pool #SD8464 6.50% 9/1/2054 (j)	34,693	35,891
Freddie Mac Pool #SD6531 6.50% 9/1/2054 (j)	20,669	21,651
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (j)	14,347	14,875
Freddie Mac Pool #RJ2474 6.50% 9/1/2054 (j)	13,546	14,046
Freddie Mac Pool #SD6404 6.50% 9/1/2054 (j)	7,458	7,735
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (j)	6,851	7,115
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (j)	6,513	6,808
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (j)	3,656	3,790
Freddie Mac Pool #QJ3251 6.50% 9/1/2054 (j)	3,499	3,627
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (j)	3,038	3,157
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (j)	2,300	2,388
Freddie Mac Pool #QJ3540 6.50% 9/1/2054 (j)	1,237	1,283
Freddie Mac Pool #RJ2664 5.00% 10/1/2054 (j)	175	173
Freddie Mac Pool #RJ2625 5.50% 10/1/2054 (j)	48,239	48,766
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (j)	6,066	6,101
Freddie Mac Pool #RJ2622 5.50% 10/1/2054 (j)	55	56
Freddie Mac Pool #QJ5370 6.00% 10/1/2054 (j)	6,745	6,945
Freddie Mac Pool #QJ6718 6.00% 10/1/2054 (j)	1,658	1,692
Freddie Mac Pool #RJ3187 6.00% 10/1/2054 (j)	302	308
Freddie Mac Pool #QJ5733 6.00% 10/1/2054 (j)	25	26
Freddie Mac Pool #SD6733 6.50% 10/1/2054 (j)	33,198	34,424
Freddie Mac Pool #QJ7032 6.50% 10/1/2054 (j)	7,156	7,405
Freddie Mac Pool #QJ6336 6.50% 10/1/2054 (j)	159	165
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (j)	10,794	10,434
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (j)	18,127	17,904
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (j)	108,764	109,383
Freddie Mac Pool #RJ2913 5.50% 11/1/2054 (j)	24,704	24,889
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (j)	4,035	4,061
Freddie Mac Pool #QJ8904 5.50% 11/1/2054 (j)	246	247
Freddie Mac Pool #QJ8523 5.50% 11/1/2054 (j)	30	30
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (j)	7,997	8,168
Freddie Mac Pool #QJ9527 6.00% 11/1/2054 (j)	3,286	3,352
Freddie Mac Pool #SD8476 6.00% 11/1/2054 (j)	28	28
The Bond Fund of America — Page 75 of 122

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (j)	USD49,152	$48,781
Freddie Mac Pool #RJ3017 5.00% 12/1/2054 (j)	38,574	38,099
Freddie Mac Pool #RJ3012 5.00% 12/1/2054 (j)	17,795	17,663
Freddie Mac Pool #QX1743 5.00% 12/1/2054 (j)	12,231	12,139
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (j)	6,217	6,140
Freddie Mac Pool #QX2834 5.00% 12/1/2054 (j)	4,098	4,067
Freddie Mac Pool #QX1754 5.50% 12/1/2054 (j)	21,393	21,645
Freddie Mac Pool #RJ3078 5.50% 12/1/2054 (j)	12,787	12,998
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (j)	5,850	5,882
Freddie Mac Pool #QX0376 5.50% 12/1/2054 (j)	859	868
Freddie Mac Pool #QX0553 6.00% 12/1/2054 (j)	2,105	2,147
Freddie Mac Pool #QJ9949 6.00% 12/1/2054 (j)	2,091	2,133
Freddie Mac Pool #QX1881 6.00% 12/1/2054 (j)	1,555	1,595
Freddie Mac Pool #QX2195 6.00% 12/1/2054 (j)	838	856
Freddie Mac Pool #QX1463 6.00% 12/1/2054 (j)	333	340
Freddie Mac Pool #RJ3291 5.50% 1/1/2055 (j)	25,818	26,117
Freddie Mac Pool #QX2812 5.50% 1/1/2055 (j)	8,535	8,638
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (j)	7,097	7,137
Freddie Mac Pool #RJ3240 6.00% 1/1/2055 (j)	29,558	30,439
Freddie Mac Pool #RJ3301 6.00% 1/1/2055 (j)	16,426	16,980
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (j)	14,977	15,275
Freddie Mac Pool #RJ3305 6.00% 1/1/2055 (j)	8,423	8,660
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (j)	3,962	4,041
Freddie Mac Pool #QX2593 6.00% 1/1/2055 (j)	2,535	2,586
Freddie Mac Pool #QX3511 6.00% 1/1/2055 (j)	2,263	2,308
Freddie Mac Pool #SL2928 7.00% 1/1/2055 (j)	11,426	12,015
Freddie Mac Pool #QX2869 7.00% 1/1/2055 (j)	998	1,052
Freddie Mac Pool #SD8501 7.00% 1/1/2055 (j)	944	992
Freddie Mac Pool #QX4632 7.00% 1/1/2055 (j)	835	879
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (j)	14,212	13,763
Freddie Mac Pool #SD8505 5.00% 2/1/2055 (j)	11,826	11,674
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (j)	12,051	12,119
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (j)	28,927	29,503
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (j)	13,411	13,772
Freddie Mac Pool #RJ4076 6.00% 2/1/2055 (j)	640	653
Freddie Mac Pool #QX5000 6.00% 2/1/2055 (j)	371	380
Freddie Mac Pool #QX6204 6.00% 2/1/2055 (j)	336	343
Freddie Mac Pool #QX5276 6.00% 2/1/2055 (j)	154	158
Freddie Mac Pool #QX6717 6.00% 2/1/2055 (j)	32	33
Freddie Mac Pool #QX6698 6.50% 2/1/2055 (j)	1,666	1,732
Freddie Mac Pool #SD8508 6.50% 2/1/2055 (j)	1,000	1,034
Freddie Mac Pool #QX6910 7.00% 2/1/2055 (j)	734	773
Freddie Mac Pool #SD8529 3.50% 3/1/2055 (j)	4,875	4,476
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (j)	729	734
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (j)	19,465	19,853
Freddie Mac Pool #QX8129 6.00% 3/1/2055 (j)	1,290	1,318
Freddie Mac Pool #QX9674 6.00% 3/1/2055 (j)	916	935
Freddie Mac Pool #QX9923 6.00% 3/1/2055 (j)	782	806
Freddie Mac Pool #SL0924 6.00% 3/1/2055 (j)	429	437
Freddie Mac Pool #QX8824 6.00% 3/1/2055 (j)	22	22
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (j)	39,694	41,065
Freddie Mac Pool #QX9148 6.50% 3/1/2055 (j)	2,895	3,024
Freddie Mac Pool #QX8778 6.50% 3/1/2055 (j)	2,348	2,449
Freddie Mac Pool #QX9677 6.50% 3/1/2055 (j)	622	652
The Bond Fund of America — Page 76 of 122

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QX8785 6.50% 3/1/2055 (j)	USD449	$467
Freddie Mac Pool #QX8699 7.00% 3/1/2055 (j)	232	245
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (j)	3,039	3,001
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (j)	58,320	59,481
Freddie Mac Pool #QY0860 6.00% 4/1/2055 (j)	10,022	10,224
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (j)	5,985	6,105
Freddie Mac Pool #SL1416 6.00% 4/1/2055 (j)	3,971	4,050
Freddie Mac Pool #SL1413 6.00% 4/1/2055 (j)	2,483	2,534
Freddie Mac Pool #QY3388 6.00% 4/1/2055 (j)	1,328	1,355
Freddie Mac Pool #QY1235 6.00% 4/1/2055 (j)	1,260	1,285
Freddie Mac Pool #QY0320 6.00% 4/1/2055 (j)	726	753
Freddie Mac Pool #QY0962 6.00% 4/1/2055 (j)	643	657
Freddie Mac Pool #QY1065 6.00% 4/1/2055 (j)	571	584
Freddie Mac Pool #QY1233 6.00% 4/1/2055 (j)	473	483
Freddie Mac Pool #QY1288 6.00% 4/1/2055 (j)	386	394
Freddie Mac Pool #QY0266 6.00% 4/1/2055 (j)	72	74
Freddie Mac Pool #QX9257 6.00% 4/1/2055 (j)	34	35
Freddie Mac Pool #QX9980 7.00% 4/1/2055 (j)	514	541
Freddie Mac Pool #SD8537 3.50% 5/1/2055 (j)	212	195
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (j)	5,406	5,339
Freddie Mac Pool #RQ0022 5.50% 5/1/2055 (j)	12,130	12,198
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (j)	38,957	39,733
Freddie Mac Pool #RJ4529 6.00% 5/1/2055 (j)	5,111	5,215
Freddie Mac Pool #QY5512 6.00% 5/1/2055 (j)	1,985	2,025
Freddie Mac Pool #SL1137 6.00% 5/1/2055 (j)	1,979	2,018
Freddie Mac Pool #SL1138 6.00% 5/1/2055 (j)	1,158	1,181
Freddie Mac Pool #QY3446 6.00% 5/1/2055 (j)	799	815
Freddie Mac Pool #QY1975 6.00% 5/1/2055 (j)	630	646
Freddie Mac Pool #QY3449 6.00% 5/1/2055 (j)	374	382
Freddie Mac Pool #QY4408 7.00% 5/1/2055 (j)	32	34
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (j)	7,141	7,052
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (j)	10,511	10,571
Freddie Mac Pool #QY6174 6.00% 6/1/2055 (j)	2,380	2,429
Freddie Mac Pool #QY5947 6.00% 6/1/2055 (j)	213	218
Freddie Mac Pool #RQ0016 7.00% 6/1/2055 (j)	2,938	3,089
Freddie Mac Pool #SL4069 7.00% 6/1/2055 (j)	203	213
Freddie Mac Pool #RQ0026 5.00% 7/1/2055 (j)	2,622	2,589
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (j)	233,927	238,585
Freddie Mac Pool #QY8509 6.00% 7/1/2055 (j)	11,156	11,382
Freddie Mac Pool #QY7483 6.00% 7/1/2055 (j)	9,958	10,165
Freddie Mac Pool #QY7784 6.00% 7/1/2055 (j)	7,656	7,810
Freddie Mac Pool #QY7786 6.00% 7/1/2055 (j)	2,386	2,434
Freddie Mac Pool #QY8512 6.00% 7/1/2055 (j)	452	461
Freddie Mac Pool #QY8178 6.00% 7/1/2055 (j)	16	17
Freddie Mac Pool #SL2625 6.50% 7/1/2055 (j)	44,549	46,088
Freddie Mac Pool #SL1959 6.50% 7/1/2055 (j)	38,720	40,081
Freddie Mac Pool #RQ0030 7.00% 7/1/2055 (j)	26,997	28,386
Freddie Mac Pool #RQ0040 5.50% 8/1/2055 (j)	4,517	4,542
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (j)	58,748	59,918
Freddie Mac Pool #RJ5632 6.00% 8/1/2055 (j)	27,029	27,567
Freddie Mac Pool #RJ5631 6.00% 8/1/2055 (j)	5,156	5,259
Freddie Mac Pool #RQ0043 7.00% 8/1/2055 (j)	15,861	16,678
Freddie Mac Pool #RQ0049 5.50% 9/1/2055 (j)	364	366
Freddie Mac Pool #RQ0050 6.00% 9/1/2055 (j)	7,209	7,354
The Bond Fund of America — Page 77 of 122

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RJ5966 6.00% 9/1/2055 (j)	USD— (b)	$— (b)
Freddie Mac Pool #RQ0051 6.50% 9/1/2055 (j)	25,609	26,490
Freddie Mac Pool #RQ0052 7.00% 9/1/2055 (j)	42,216	44,444
Freddie Mac Pool #QZ2300 7.00% 9/1/2055 (j)	880	928
Freddie Mac Pool #RQ0056 5.50% 10/1/2055 (j)	15,378	15,461
Freddie Mac Pool #RQ0058 6.50% 10/1/2055 (j)	1,800	1,862
Freddie Mac Pool #SL3368 6.00% 12/1/2055 (j)	50,991	52,025
Freddie Mac Pool #RQ0079 7.00% 12/1/2055 (j)	70	74
Freddie Mac Pool #RJ6300 6.50% 1/1/2056 (j)	165	171
Freddie Mac Pool #RQ0113 6.50% 4/1/2056 (j)	45	47
Freddie Mac, Series 2122, Class QM, 6.25% 2/15/2029 (j)	77	77
Freddie Mac, Series K749, Class AM, 2.12% 6/25/2029 (j)	2,069	1,948
Freddie Mac, Series K127, Class A2, 2.108% 1/25/2031 (j)	1,000	909
Freddie Mac, Series K142, Class A2, 2.40% 3/25/2032 (j)	7,924	7,132
Freddie Mac, Series 3257, Class PA, 5.50% 12/15/2036 (j)	1,466	1,508
Freddie Mac, Series 3286, Class JN, 5.50% 2/15/2037 (j)	1,046	1,081
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037 (j)	620	641
Freddie Mac, Series K060, Class A2, Multi Family, 3.30% 10/25/2026 (j)	400	398
Freddie Mac, Series K742, Class A2, Multi Family, 1.76% 3/25/2028 (j)	3,000	2,877
Freddie Mac, Series K079, Class A2, Multi Family, 3.926% 6/25/2028 (j)	172	171
Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 9/25/2028 (f)(j)	1,680	1,671
Freddie Mac, Series K749, Class A2, Multi Family, 2.12% 6/25/2029 (j)	2,113	2,003
Freddie Mac, Series K101, Class A2, Multi Family, 2.524% 10/25/2029 (j)	62	59
Freddie Mac, Series K105, Class A2, Multi Family, 1.872% 1/25/2030 (j)	23	21
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030 (j)	116,127	116,881
Freddie Mac, Series K140, Class A2, Multi Family, 2.25% 1/25/2032 (j)	6,650	5,948
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 4/25/2032 (j)	7,501	6,755
Freddie Mac, Series K143, Class A2, Multi Family, 2.35% 6/25/2032 (j)	7,984	7,160
Freddie Mac, Series K144, Class AM, Multi Family, 2.45% 7/25/2032 (j)	5,000	4,483
Freddie Mac, Series K144, Class A2, Multi Family, 2.45% 7/25/2032 (j)	3,551	3,197
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033 (f)(j)	24,842	24,832
Freddie Mac, Series 3147, Class OD, principal only, 0% 4/15/2036 (j)	163	148
Freddie Mac, Series 3136, Class OP, principal only, 0% 4/15/2036 (j)	159	131
Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036 (j)	538	473
Freddie Mac, Series 3149, Class MO, principal only, 0% 5/15/2036 (j)	43	39
Freddie Mac, Series 3149, Class AO, principal only, 0% 5/15/2036 (j)	38	32
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (j)	18,000	17,118
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 1/25/2056 (j)	2,672	2,512
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056 (j)	4,791	4,246
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056 (f)(j)	7,347	7,036
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056 (j)	959	867
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (j)	22,167	20,919
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (f)(j)	20,738	19,699
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057 (j)	4,991	4,356
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (f)(j)	7,024	6,451
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (j)	4,358	3,998
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 6/25/2057 (j)	3,640	3,572
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (f)(j)	30,465	29,701
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057 (j)	7,296	6,625
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058 (j)	2,463	2,229
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (j)	876	852
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/25/2058 (j)	2,067	1,869
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (j)	14,873	14,398
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (j)	1,261	1,147
The Bond Fund of America — Page 78 of 122

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058 (j)	USD350	$341
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (j)	65,897	62,099
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-2, Class MT, 3.50% 5/25/2064 (j)	34,600	30,479
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028 (j)	12,831	12,569
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (j)	10,155	9,972
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029 (j)	36,222	34,727
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029 (j)	18,038	17,188
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (j)	25,313	24,517
Government National Mortgage Assn. 2.50% 4/1/2056 (j)(k)	20,156	17,344
Government National Mortgage Assn. 5.50% 4/1/2056 (j)(k)	28,458	28,644
Government National Mortgage Assn. 3.50% 5/1/2056 (j)(k)	16,637	15,188
Government National Mortgage Assn. Pool #MA0908 2.50% 4/20/2028 (j)	122	120
Government National Mortgage Assn. Pool #AB3820 5.00% 12/20/2035 (j)	136	135
Government National Mortgage Assn. Pool #AB3819 5.00% 12/20/2039 (j)	240	242
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040 (j)	934	964
Government National Mortgage Assn. Pool #AB3818 4.50% 6/20/2041 (j)	57	55
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041 (j)	869	882
Government National Mortgage Assn. Pool #AC2886 4.50% 8/20/2041 (j)	422	413
Government National Mortgage Assn. Pool #AB3664 4.50% 8/20/2041 (j)	91	89
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041 (j)	2,671	2,621
Government National Mortgage Assn. Pool #754353 3.50% 4/20/2042 (j)	211	194
Government National Mortgage Assn. Pool #AD7620 3.50% 3/20/2043 (j)	713	655
Government National Mortgage Assn. Pool #BC1530 3.00% 8/20/2047 (j)	2,481	2,230
Government National Mortgage Assn. Pool #BC1565 3.00% 8/20/2047 (j)	1,048	942
Government National Mortgage Assn. Pool #MA5019 3.50% 2/20/2048 (j)	180	169
Government National Mortgage Assn. Pool #MA5263 3.50% 6/20/2048 (j)	1,415	1,327
Government National Mortgage Assn. Pool #MA5332 5.00% 7/20/2048 (j)	26	27
Government National Mortgage Assn. Pool #MA5527 3.50% 10/20/2048 (j)	1,123	1,052
Government National Mortgage Assn. Pool #MA5594 3.50% 11/20/2048 (j)	1,771	1,659
Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048 (j)	1,540	1,516
Government National Mortgage Assn. Pool #MA5754 4.50% 2/20/2049 (j)	24	24
Government National Mortgage Assn. Pool #MA5755 5.00% 2/20/2049 (j)	114	112
Government National Mortgage Assn. Pool #MA5818 4.50% 3/20/2049 (j)	1,350	1,329
Government National Mortgage Assn. Pool #MA6041 4.50% 7/20/2049 (j)	219	215
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049 (j)	52	52
Government National Mortgage Assn. Pool #MA6156 4.50% 9/20/2049 (j)	1,329	1,304
Government National Mortgage Assn. Pool #MA6600 3.50% 4/20/2050 (j)	50,412	47,060
Government National Mortgage Assn. Pool #MA6602 4.50% 4/20/2050 (j)	334	328
Government National Mortgage Assn. Pool #MA6764 2.00% 7/20/2050 (j)	27	22
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (j)	13,151	10,879
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050 (j)	1,207	1,040
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (j)	18,939	15,668
Government National Mortgage Assn. Pool #MA7192 2.00% 2/20/2051 (j)	16,085	13,307
Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051 (j)	15,311	15,084
Government National Mortgage Assn. Pool #MA7533 2.00% 8/20/2051 (j)	56,804	46,993
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051 (j)	39,112	33,599
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (j)	25,671	21,870
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (j)	29,558	25,392
Government National Mortgage Assn. Pool #MA7704 2.00% 11/20/2051 (j)	1,115	922
Government National Mortgage Assn. Pool #MA7766 2.00% 12/20/2051 (j)	698	577
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051 (j)	8,026	6,845
Government National Mortgage Assn. Pool #785847 2.50% 1/20/2052 (j)	28,600	24,428
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052 (j)	8,181	7,048
Government National Mortgage Assn. Pool #MA7880 2.00% 2/20/2052 (j)	46,648	38,590
The Bond Fund of America — Page 79 of 122

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (j)	USD9,479	$8,167
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052 (j)	1,465	1,262
Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052 (j)	5,837	5,029
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052 (j)	2,614	2,245
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052 (j)	461	397
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052 (j)	81	70
Government National Mortgage Assn. Pool #MA7937 3.00% 3/20/2052 (j)	17,017	15,214
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (j)	944	813
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (j)	12,900	11,533
Government National Mortgage Assn. Pool #MA8041 2.00% 5/20/2052 (j)	788	652
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052 (j)	31,608	29,251
Government National Mortgage Assn. Pool #MA8099 3.50% 6/20/2052 (j)	4,842	4,481
Government National Mortgage Assn. Pool #MA8147 2.50% 7/20/2052 (j)	667	575
Government National Mortgage Assn. Pool #MA8148 3.00% 7/20/2052 (j)	32,833	29,386
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052 (j)	6,103	5,642
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (j)	131,022	120,967
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052 (j)	41,701	39,481
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (j)	51,632	48,940
Government National Mortgage Assn. Pool #MA8425 3.50% 11/20/2052 (j)	3,332	3,083
Government National Mortgage Assn. Pool #MA8426 4.00% 11/20/2052 (j)	1,630	1,541
Government National Mortgage Assn. Pool #MA8487 3.50% 12/20/2052 (j)	27	25
Government National Mortgage Assn. Pool #MA8488 4.00% 12/20/2052 (j)	1,002	947
Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053 (j)	26,162	24,739
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053 (j)	16,967	16,048
Government National Mortgage Assn. Pool #MA8799 4.50% 4/20/2053 (j)	162,622	158,307
Government National Mortgage Assn. Pool #MA8800 5.00% 4/20/2053 (j)	3,350	3,333
Government National Mortgage Assn. Pool #MA8878 5.00% 5/20/2053 (j)	8,006	7,978
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053 (j)	2,599	2,588
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (j)	133,952	130,142
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053 (j)	27,147	27,013
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053 (j)	46,593	45,297
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053 (j)	71,689	69,597
Government National Mortgage Assn. Pool #MA9170 5.00% 9/20/2053 (j)	38,166	37,988
Government National Mortgage Assn. Pool #MA9240 5.00% 10/20/2053 (j)	2,332	2,320
Government National Mortgage Assn. Pool #MA9899 2.00% 7/20/2054 (j)	23	19
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (j)	13,928	13,117
Government National Mortgage Assn. Pool #MA9961 3.50% 10/20/2054 (j)	549	504
Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054 (j)	1,859	1,800
Government National Mortgage Assn. Pool #MB0147 5.50% 1/20/2055 (j)	18,949	19,105
Government National Mortgage Assn. Pool #MB0205 5.50% 2/20/2055 (j)	2,050	2,067
Government National Mortgage Assn. Pool #MB0424 5.50% 6/20/2055 (j)	27,075	27,299
Government National Mortgage Assn. Pool #MB0485 5.50% 7/20/2055 (j)	12,909	13,011
Government National Mortgage Assn. Pool #MB0556 5.50% 8/20/2055 (j)	3,742	3,770
Government National Mortgage Assn. Pool #694836 5.685% 9/20/2059 (j)	— (b)	— (b)
Government National Mortgage Assn. Pool #721648 5.05% 4/20/2061 (j)	4	4
Government National Mortgage Assn. Pool #725876 4.897% 9/20/2061 (j)	— (b)	— (b)
Government National Mortgage Assn. Pool #710085 4.938% 9/20/2061 (j)	2	2
Government National Mortgage Assn. Pool #725879 4.897% 10/20/2061 (j)	— (b)	— (b)
Government National Mortgage Assn. Pool #AC1008 4.694% 10/20/2063 (j)	— (b)	— (b)
Government National Mortgage Assn. Pool #776095 4.739% 2/20/2064 (j)	— (b)	— (b)
Government National Mortgage Assn. Pool #725893 5.20% 9/20/2064 (j)	— (b)	— (b)
Government National Mortgage Assn. Pool #AG8238 4.904% 12/20/2064 (j)	1	1
Government National Mortgage Assn. Pool #AE9612 4.738% 1/20/2065 (j)	1	1
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (j)	11,030	8,202
The Bond Fund of America — Page 80 of 122

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 2.00% 4/1/2041 (j)(k)	USD23,374	$21,507
Uniform Mortgage-Backed Security 2.50% 4/1/2041 (j)(k)	4,516	4,268
Uniform Mortgage-Backed Security 3.50% 4/1/2041 (j)(k)	22,415	21,581
Uniform Mortgage-Backed Security 4.00% 4/1/2041 (j)(k)	7,158	6,991
Uniform Mortgage-Backed Security 2.00% 5/1/2041 (j)(k)	18,626	17,140
Uniform Mortgage-Backed Security 2.50% 5/1/2041 (j)(k)	17,913	16,916
Uniform Mortgage-Backed Security 3.50% 5/1/2041 (j)(k)	14,585	14,035
Uniform Mortgage-Backed Security 4.00% 5/1/2041 (j)(k)	21,842	21,321
Uniform Mortgage-Backed Security 2.00% 4/1/2056 (j)(k)	235,000	189,340
Uniform Mortgage-Backed Security 2.50% 4/1/2056 (j)(k)	303,933	255,589
Uniform Mortgage-Backed Security 3.00% 4/1/2056 (j)(k)	160,621	141,104
Uniform Mortgage-Backed Security 4.00% 4/1/2056 (j)(k)	39,936	37,690
Uniform Mortgage-Backed Security 5.00% 4/1/2056 (j)(k)	55,466	54,710
Uniform Mortgage-Backed Security 5.50% 4/1/2056 (j)(k)	268,831	270,111
Uniform Mortgage-Backed Security 6.00% 4/1/2056 (j)(k)	409,969	417,957
Uniform Mortgage-Backed Security 6.50% 4/1/2056 (j)(k)	228,253	236,164
Uniform Mortgage-Backed Security 2.00% 5/1/2056 (j)(k)	773,054	622,520
Uniform Mortgage-Backed Security 2.50% 5/1/2056 (j)(k)	1,229,794	1,033,652
Uniform Mortgage-Backed Security 3.00% 5/1/2056 (j)(k)	123,067	108,008
Uniform Mortgage-Backed Security 5.00% 5/1/2056 (j)(k)	183,634	180,893
Uniform Mortgage-Backed Security 5.50% 5/1/2056 (j)(k)	91,000	91,302
Uniform Mortgage-Backed Security 6.50% 5/1/2056 (j)(k)	2,084	2,154
		21,755,438
Commercial mortgage-backed securities 2.38%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.743%) 5.415% 6/15/2040 (e)(f)(j)	39,600	39,761
AMSR Trust, Series 2026-SFR1, Class A, 3.775% 4/17/2043 (j)	7,284	6,858
AMSR Trust, Series 2021-SFR3, Class A, 1.476% 10/17/2038 (e)(j)	3,963	3,899
AMSR Trust, Series 2023-SFR2, Class A, 3.95% 6/17/2040 (e)(j)	914	899
AMSR Trust, Series 2025-SFR1, Class A, 3.655% 6/17/2042 (e)(j)	22,113	21,077
AMSR Trust, Series 2025-SFR1, Class C, 3.655% 6/17/2042 (e)(j)	3,803	3,581
AMSR Trust, Series 2025-SFR1, Class D, 3.655% 6/17/2042 (e)(j)	3,833	3,548
AMSR Trust, Series 2025-SFR1, Class B, 3.655% 6/17/2042 (e)(j)	3,366	3,181
AMSR Trust, Series 2025-SFR2, Class A, 4.275% 11/17/2042 (e)(j)	27,116	26,541
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 5.364% 7/15/2041 (e)(f)(j)	5,594	5,603
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.049% 11/10/2029 (e)(f)(j)	11,688	11,814
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class B, 5.501% 11/10/2029 (e)(f)(j)	21,250	21,585
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class C, 5.952% 11/10/2029 (e)(f)(j)	20,000	20,232
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class D, 7.167% 11/10/2029 (e)(f)(j)	26,562	27,127
Banc of America Commercial Mortgage, Inc., Series 2017-BNK3, Class A4, 3.574% 2/15/2050 (j)	115	114
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A3, 3.362% 5/15/2050 (j)	1,639	1,624
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A4, 3.625% 5/15/2050 (j)	1,660	1,641
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052 (j)	3,920	3,856
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052 (j)	255	249
Bank Commercial Mortgage Trust, Series 2017-BNK9, Class A4, 3.538% 11/15/2054 (j)	134	132
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class A5, 4.399% 8/15/2055 (j)	450	437
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class A5, 5.203% 2/15/2056 (j)	230	232
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 4/15/2056 (f)(j)	5,777	5,933
Bank Commercial Mortgage Trust, Series 2023-5YR2, Class AS, 7.379% 7/15/2056 (f)(j)	1,940	2,028
Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.559% 9/15/2056 (f)(j)	4,984	5,276
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (f)(j)	3,632	3,827
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057 (j)	8,275	8,512
Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057 (j)	5,110	5,301
The Bond Fund of America — Page 81 of 122

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class A3, 5.893% 11/15/2057 (j)	USD6,927	$7,196
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class AS, 6.139% 11/15/2057 (j)	3,763	3,897
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057 (f)(j)	5,258	5,464
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057 (f)(j)	7,094	7,347
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class AS, 6.072% 4/15/2058 (f)(j)	13,090	13,545
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class C, 6.463% 4/15/2058 (f)(j)	2,300	2,339
Bank Commercial Mortgage Trust, Series 2017-BNK7, Class A5, 3.435% 9/15/2060 (j)	3,750	3,693
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061 (j)	510	503
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061 (j)	312	307
Bank Commercial Mortgage Trust, Series 2019-BN12, Class A3, 3.99% 5/15/2061 (j)	500	495
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061 (f)(j)	6,116	6,077
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061 (j)	9,039	8,569
Bank Commercial Mortgage Trust, Series 2018-BN13, Class A5, 4.217% 8/15/2061 (f)(j)	250	248
Bank Commercial Mortgage Trust, Series 2018-BN15, Class A3, 4.138% 11/15/2061 (j)	464	460
Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062 (j)	5,000	4,816
Bank Commercial Mortgage Trust, Series 2019-BN24, Class A3, 2.96% 11/15/2062 (j)	2,000	1,887
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063 (j)	1,654	1,514
Bank5, Series 2025-5YR18, Class AS, 5.466% 12/15/2058 (f)(j)	1,685	1,706
Bank5, Series 2026-5YR21, Class A3, 5.525% 4/15/2059 (j)	2,000	2,063
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 4.592% 3/15/2037 (e)(f)(j)	1,574	1,494
Barclays Commercial Mortgage Securities, LLC, Series 2022-C16, Class A5, 4.60% 6/15/2055 (f)(j)	160	157
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class A5, 5.451% 4/15/2056 (j)	1,087	1,115
Barclays Commercial Mortgage Securities, LLC, Series 2023-C21, Class A5, 6.00% 9/15/2056 (f)(j)	600	637
Barclays Commercial Mortgage Securities, LLC, Series 23-5C23, Class AS, 7.703% 12/15/2056 (f)(j)	796	841
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057 (f)(j)	6,782	6,957
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C34, Class B, 6.542% 5/15/2058 (f)(j)	394	412
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051 (j)	3,475	3,444
Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051 (f)(j)	1,906	1,879
Benchmark Mortgage Trust, Series 2018-B4, Class A5, 4.121% 7/15/2051 (f)(j)	90	89
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052 (j)	6,351	6,250
Benchmark Mortgage Trust, Series 2019-B9, Class A5, 4.016% 3/15/2052 (j)	5,135	5,025
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053 (j)	944	853
Benchmark Mortgage Trust, Series 2018-B7, Class A3, 4.241% 5/15/2053 (j)	1,000	991
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (f)(j)	13,158	13,114
Benchmark Mortgage Trust, Series 2020-B19, Class A5, 1.85% 9/15/2053 (j)	18,592	16,551
Benchmark Mortgage Trust, Series 2020-B20, Class A5, 2.034% 10/15/2053 (j)	9,000	7,957
Benchmark Mortgage Trust, Series 2020-B20, Class AS, 2.375% 10/15/2053 (j)	1,450	1,256
Benchmark Mortgage Trust, Series 2020-B21, Class AS, 2.254% 12/17/2053 (j)	1,600	1,403
Benchmark Mortgage Trust, Series 2021-B24, Class A4, 2.264% 3/15/2054 (j)	6,750	6,110
Benchmark Mortgage Trust, Series 2021-B25, Class A5, 2.577% 4/15/2054 (j)	24,661	22,172
Benchmark Mortgage Trust, Series 2021-B27, Class A5, 2.39% 7/15/2054 (j)	3,785	3,357
Benchmark Mortgage Trust, Series 2021-B31, Class A5, 2.669% 12/15/2054 (j)	5,000	4,461
Benchmark Mortgage Trust, Series 2022-B33, Class A5, 3.458% 3/15/2055 (f)(j)	3,000	2,779
Benchmark Mortgage Trust, Series 2022-B34, Class A5, 3.786% 4/15/2055 (f)(j)	1,822	1,686
Benchmark Mortgage Trust, Series 2024-V7, Class A3, 6.228% 5/15/2056 (f)(j)	15,869	16,547
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057 (f)(j)	1,681	1,744
Benchmark Mortgage Trust, Series 2025-V14, Class A4, 5.66% 4/15/2057 (j)	35,114	36,290
Benchmark Mortgage Trust, Series 2025-V14, Class AM, 6.09% 4/15/2057 (f)(j)	16,299	16,845
Benchmark Mortgage Trust, Series 2024-V8, Class A3, 6.189% 7/15/2057 (f)(j)	4,967	5,169
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 8/15/2057 (j)	730	689
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057 (j)	6,702	6,880
Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057 (f)(j)	2,180	2,246
Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057 (j)	2,293	2,336
The Bond Fund of America — Page 82 of 122

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Benchmark Mortgage Trust, Series 2024-V11, Class A3, 5.909% 11/15/2057 (f)(j)	USD25,295	$26,291
Benchmark Mortgage Trust, Series 2024-V11, Class AM, 6.201% 11/15/2057 (f)(j)	14,669	15,161
Benchmark Mortgage Trust, Series 2019-B10, Class A3, 3.455% 3/15/2062 (j)	493	480
Benchmark Mortgage Trust, Series 2019-B14, Class A5, 3.049% 12/15/2062 (j)	5,000	4,726
BFLD Trust, Series 2024-WRHS, Class A, (1-month USD CME Term SOFR + 1.492%) 5.165% 7/15/2039 (e)(f)(j)	34,299	34,338
BFLD Trust, Series 2024-WRHS, Class B, (1-month USD CME Term SOFR + 1.99%) 5.723% 7/15/2039 (e)(f)(j)	9,118	9,132
BMO Mortgage Trust, Series 2022-C2, Class A5, 4.974% 7/15/2054 (f)(j)	400	402
BMO Mortgage Trust, Series 2023-C5, Class A5, 5.765% 6/15/2056 (j)	404	418
BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.534% 8/15/2056 (f)(j)	3,833	3,968
BMO Mortgage Trust, Series 2023-5C1, Class AS, 7.355% 8/15/2056 (f)(j)	2,661	2,781
BMO Mortgage Trust, Series 2023-C6, Class A5, 5.956% 9/15/2056 (f)(j)	2,710	2,845
BMO Mortgage Trust, Series 2023-C6, Class AS, 6.55% 9/15/2056 (f)(j)	6,880	7,315
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057 (f)(j)	2,955	3,068
BMO Mortgage Trust, Series 2024-5C6, Class A3, 5.316% 9/15/2057 (j)	6,231	6,346
BMO Mortgage Trust, Series 2024-5C8, Class A3, 5.625% 12/15/2057 (f)(j)	25,940	26,710
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (f)(j)	10,710	11,027
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058 (f)(j)	25,292	26,187
BMO Mortgage Trust, Series 2025-5C9, Class AS, 6.165% 4/15/2058 (f)(j)	10,769	11,177
BMP Trust, Series 2024-MF23, Class A, (1-month USD CME Term SOFR + 1.372%) 5.044% 6/15/2041 (e)(f)(j)	4,990	4,992
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, (1-month USD CME Term SOFR + 1.60%) 5.323% 12/15/2042 (e)(f)(j)	34,256	34,334
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class B, (1-month USD CME Term SOFR + 1.90%) 5.573% 12/15/2042 (e)(f)(j)	3,170	3,174
BX Commercial Mortgage Trust, Series 2021-RISE, Class A, (1-month USD CME Term SOFR + 0.862%) 4.534% 11/15/2036 (e)(f)(j)	63,396	63,379
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A, (1-month USD CME Term SOFR + 1.293%) 4.966% 12/15/2039 (e)(f)(j)	24,445	24,472
BX Commercial Mortgage Trust, Series 2024-GPA3, Class B, (1-month USD CME Term SOFR + 1.642%) 5.315% 12/15/2039 (e)(f)(j)	5,312	5,320
BX Commercial Mortgage Trust, Series 2024-VLT4, Class A, (1-month USD CME Term SOFR + 1.491%) 5.164% 6/15/2041 (e)(f)(j)	2,500	2,487
BX Commercial Mortgage Trust, Series 2026-VLT9, Class A, (1-month USD CME Term SOFR + 1.70%) 5.373% 3/15/2045 (e)(f)(j)	2,000	1,994
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.214% 5/15/2034 (e)(f)(j)	26,199	26,228
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.164% 4/15/2037 (e)(f)(j)	15,454	15,465
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 4.637% 11/15/2038 (e)(f)(j)	49,523	49,500
BX Trust, Series 2024-BIO2, Class A, 5.413% 8/13/2041 (e)(f)(j)	12,836	12,833
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.364% 8/15/2041 (e)(f)(j)	45,883	45,984
BX Trust, Series 2024-FNX, Class A, (1-month USD CME Term SOFR + 1.442%) 5.115% 11/15/2041 (e)(f)(j)	39,131	39,178
BX Trust, Series 2024-GPA2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.215% 11/15/2041 (e)(f)(j)	40,961	41,038
BX Trust, Series 2024-FNX, Class B, (1-month USD CME Term SOFR + 1.742%) 5.414% 11/15/2041 (e)(f)(j)	8,644	8,651
BX Trust, Series 2024-GPA2, Class B, (1-month USD CME Term SOFR + 1.892%) 5.564% 11/15/2041 (e)(f)(j)	19,240	19,270
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (e)(j)	18,146	18,386
BX Trust, Series 2025-BIO3, Class D, 7.193% 2/10/2042 (e)(f)(j)	960	961
BX Trust, Series 2025-ARIA, Class A, 5.12% 12/13/2042 (e)(f)(j)	27,000	27,172
BX Trust, Series 2025-DELC, Class A, (1-month USD CME Term SOFR + 1.55%) 5.223% 12/15/2042 (e)(f)(j)	13,110	13,142
BX Trust, Series 2025-DELC, Class B, (1-month USD CME Term SOFR + 1.80%) 5.473% 12/15/2042 (e)(f)(j)	1,101	1,102
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.373% 12/15/2044 (e)(f)(j)	58,767	58,690
BX Trust, Series 2025-VOLT, Class C, (1-month USD CME Term SOFR + 2.10%) 5.773% 12/15/2044 (e)(f)(j)	8,994	8,947
BX Trust, Series 2025-VOLT, Class D, (1-month USD CME Term SOFR + 2.75%) 6.673% 12/15/2044 (e)(f)(j)	1,395	1,389
BXP Trust, Series 2017-GM, Class A, 3.379% 6/13/2039 (e)(j)	5,963	5,864
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 5.56% 7/15/2041 (e)(f)(j)	8,629	8,641
CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 6.01% 7/15/2041 (e)(f)(j)	7,911	7,934
CART, Series 2024-DFW1, Class D, (1-month USD CME Term SOFR + 3.04%) 6.72% 8/15/2041 (e)(f)(j)	4,807	4,773
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.314% 8/15/2041 (e)(f)(j)	USD12,291	$12,220
CD Commercial Mortgage Trust, Series 2017-CD3, Class A4, 3.631% 2/10/2050 (j)	1,000	979
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050 (j)	5,888	5,800
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (e)(f)(j)	5,000	5,156
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (e)(f)(j)	140,201	142,990
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049 (j)	395	393
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 5/10/2049 (j)	500	499
Citigroup Commercial Mortgage Trust, Series 2017-B1, Class A3, 3.197% 8/15/2050 (j)	5,947	5,860
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.471% 10/12/2050 (j)	2,930	2,887
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class AA, 2.62% 8/10/2056 (j)	200	188
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 10/10/2049 (j)	4,000	3,973
Commercial Mortgage Trust, Series 2017-COR2, Class A2, 3.239% 9/10/2050 (j)	825	818
Commercial Mortgage Trust, Series 2017-COR2, Class A3, 3.51% 9/10/2050 (j)	2,261	2,233
Commercial Mortgage Trust, Series 2019-GC44, Class AM, 3.263% 8/15/2057 (j)	805	749
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 4/15/2050 (f)(j)	419	404
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A4, 3.176% 9/15/2050 (j)	2,330	2,305
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A4, 3.191% 11/15/2050 (j)	56	55
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class A5, 3.016% 9/15/2052 (j)	2,000	1,893
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.728% 8/12/2043 (e)(f)(j)	63,667	64,161
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/12/2040 (e)(j)	6,865	7,003
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/12/2040 (e)(j)	7,957	8,057
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379% 9/12/2040 (e)(f)(j)	6,119	6,191
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049 (j)	500	496
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (e)(f)(j)	27,401	27,683
Ellington Financial Mortgage Trust, Series 2026-NQM1, Class A1, 4.771% 2/25/2071 (e)(f)(j)	12,798	12,683
Ellington Financial Mortgage Trust, Series 2026-NQM4, Class A1, 5.466% 4/25/2071 (e)(f)(j)	20,616	20,635
ELM Trust 2024, Series 2024-ELM, Class A15, 5.414% 6/10/2039 (e)(f)(j)	10,124	10,150
ELM Trust 2024, Series 2024-ELM, Class A10, 5.994% 6/10/2039 (e)(f)(j)	7,008	7,026
Extended Stay America Trust, Series 2025-ESH, Class A, (1-month USD CME Term SOFR + 1.30%) 4.973% 10/15/2042 (e)(f)(j)	22,890	22,920
Extended Stay America Trust, Series 2025-ESH, Class B, (1-month USD CME Term SOFR + 1.60%) 5.273% 10/15/2042 (e)(f)(j)	5,070	5,084
Extended Stay America Trust, Series 2025-ESH, Class C, (1-month USD CME Term SOFR + 1.85%) 5.523% 10/15/2042 (e)(f)(j)	3,520	3,532
Extended Stay America Trust, Series 2025-ESH, Class D, (1-month USD CME Term SOFR + 2.60%) 6.273% 10/15/2042 (e)(f)(j)	6,120	6,143
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/19/2039 (e)(j)	8,353	8,319
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056 (f)(j)	1,520	1,546
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.123% 12/15/2039 (e)(f)(j)	3,468	3,471
FS Commercial Mortgage Trust, Series 2026-HULA, Class A, (1-month USD CME Term SOFR + 1.45%) 5.12% 3/15/2041 (e)(f)(j)	3,464	3,468
FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039 (e)(j)	16,156	16,315
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040 (e)(j)	6,073	5,432
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 5.364% 5/15/2041 (e)(f)(j)	18,768	18,791
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041 (e)(f)(j)	15,326	15,452
GS Mortgage Securities Trust, Series 2016-GS4, Class A3, 3.178% 11/10/2049 (j)	1,629	1,622
GS Mortgage Securities Trust, Series 2016-GS4, Class A4, 3.442% 11/10/2049 (f)(j)	2,654	2,641
GS Mortgage Securities Trust, Series 2017-GS6, Class A3, 3.433% 5/10/2050 (j)	378	374
GS Mortgage Securities Trust, Series 2017-GS7, Class A3, 3.167% 8/10/2050 (j)	855	844
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050 (j)	3,000	2,958
GS Mortgage Securities Trust, Series 2018-GS10, Class AS, 4.384% 7/10/2051 (f)(j)	1,526	1,498
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052 (j)	255	250
GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911% 2/13/2053 (j)	174	164
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053 (j)	USD7,483	$6,864
GS Mortgage Securities Trust, Series 2020-GSA2, Class A5, 2.012% 12/12/2053 (j)	1,556	1,367
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.065% 3/15/2042 (e)(f)(j)	55,153	55,188
Hawaii Hotel Trust, Series 2025-MAUI, Class B, (1-month USD CME Term SOFR + 1.742%) 5.415% 3/15/2042 (e)(f)(j)	7,392	7,399
Hawaii Hotel Trust, Series 2025-MAUI, Class C, (1-month USD CME Term SOFR + 2.042%) 5.714% 3/15/2042 (e)(f)(j)	1,408	1,410
Hawaii Hotel Trust, Series 2025-MAUI, Class D, (1-month USD CME Term SOFR + 2.591%) 6.264% 3/15/2042 (e)(f)(j)	5,975	5,985
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (e)(f)(j)	12,107	12,395
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039 (e)(f)(j)	1,404	1,415
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (e)(f)(j)	89,186	91,338
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.023% 3/15/2042 (e)(f)(j)	34,939	34,896
INTOWN Mortgage Trust, Series 2025-STAY, Class B, (1-month USD CME Term SOFR + 1.75%) 5.423% 3/15/2042 (e)(f)(j)	10,000	9,997
Invitation Homes Trust, Series 2024-SFR1, Class B, 4.00% 9/17/2041 (e)(j)	9,183	8,870
Invitation Homes Trust, Series 24-SFR1, Class A, 4.00% 9/17/2041 (e)(j)	1,800	1,755
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class B, 4.673% 9/15/2047 (f)(j)	90	89
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 1/15/2048 (j)	1,131	1,100
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050 (j)	1,600	1,579
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050 (j)	1,683	1,656
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class A4, 3.057% 11/13/2052 (j)	975	889
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (e)(j)	23,980	20,930
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049 (f)(j)	5,095	5,056
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class AS, 3.723% 3/15/2050 (j)	1,000	994
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.266% 11/15/2039 (e)(f)(j)	4,950	4,956
LV Trust, Series 2024-SHOW, Class A, 4.764% 10/10/2041 (e)(f)(j)	1,912	1,925
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048 (j)	267	263
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A4, 2.60% 9/15/2049 (j)	40	40
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class A-S, 3.102% 11/15/2049 (j)	3,000	2,976
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049 (j)	5,280	5,250
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C1, Class AS, 6.011% 3/15/2058 (j)	2,530	2,611
Morgan Stanley Capital I Trust, Series 2022-L8, Class A5, 3.917% 4/15/2055 (f)(j)	120	112
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 7.662% 11/25/2053 (e)(f)(j)	2,575	2,648
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 6.412% 7/25/2054 (e)(f)(j)	3,860	3,910
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M10, (30-day Average USD-SOFR + 3.85%) 7.512% 7/25/2054 (e)(f)(j)	4,044	4,187
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.062% 5/25/2055 (e)(f)(j)	6,306	6,413
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M2, (30-day Average USD-SOFR + 3.10%) 6.762% 5/25/2055 (e)(f)(j)	6,296	6,319
NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.853% 2/10/2047 (e)(f)(j)	6,497	6,745
NY Commercial Mortgage Trust, Series 2025-299P, Class B, 6.125% 2/10/2047 (e)(f)(j)	1,848	1,900
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.824% 11/5/2038 (e)(f)(j)	10,329	10,292
NYC Commercial Mortgage Trust, Series 2025-28L, Class B, 5.174% 11/5/2038 (e)(f)(j)	3,498	3,498
NYC Commercial Mortgage Trust, Series 2025-3BP, Class B, (1-month USD CME Term SOFR + 1.692%) 5.365% 2/15/2042 (e)(f)(j)	11,881	11,882
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032 (e)(j)	4,543	4,379
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2/10/2032 (e)(j)	1,000	944
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
SCG Hotel Issuer, Inc., Series 2025-SNIP, Class A, (1-month USD CME Term SOFR + 1.50%) 5.173% 9/15/2042 (e)(f)(j)	USD20,568	$20,598
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.064% 5/15/2039 (e)(f)(j)	7,079	7,064
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, (1-month USD CME Term SOFR + 1.741%) 5.414% 5/15/2039 (e)(f)(j)	486	486
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 4.937% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026) (d)(e)(j)	14,100	14,086
SFO Commerical Mortgage Trust, Series 2021-555, Class B, (1-month USD CME Term SOFR + 1.614%) 5.287% 5/15/2038 (e)(f)(j)	1,500	1,498
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A3, 2.779% 10/10/2048 (j)	4,978	4,971
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041 (e)(j)	23,334	20,778
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 4.673% 1/15/2039 (e)(f)(j)	55,785	55,762
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.115% 2/15/2042 (e)(f)(j)	21,716	21,478
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class B, (1-month USD CME Term SOFR + 1.842%) 5.515% 2/15/2042 (e)(f)(j)	9,804	9,685
UBS Commercial Mortgage Trust, Series 2017-C2, Class A4, 3.487% 8/15/2050 (j)	250	247
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class A, (1-month USD CME Term SOFR + 1.492%) 5.165% 11/15/2041 (e)(f)(j)	40,000	40,061
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class B, (1-month USD CME Term SOFR + 1.842%) 5.514% 11/15/2041 (e)(f)(j)	9,796	9,814
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class C, (1-month USD CME Term SOFR + 2.241%) 5.914% 11/15/2041 (e)(f)(j)	2,400	2,405
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class A, 5.761% 9/15/2040 (e)(f)(j)	4,144	4,127
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 6/15/2049 (j)	282	281
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049 (j)	6,370	6,340
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A5, 3.418% 9/15/2050 (j)	421	414
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4, 3.581% 10/15/2050 (j)	1,154	1,138
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class AS, 3.854% 10/15/2050 (f)(j)	2,000	1,949
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class A3, 3.888% 8/15/2051 (j)	6,500	6,455
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052 (j)	3,898	3,704
Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.00% 4/15/2055 (f)(j)	2,520	2,401
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057 (j)	1,610	1,676
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057 (f)(j)	19,224	19,979
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class AS, 6.346% 11/15/2057 (f)(j)	22,375	23,206
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.88% 9/15/2058 (f)(j)	195	186
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4, 3.065% 11/15/2059 (j)	3,853	3,819
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060 (j)	510	507
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 6.462% 11/15/2027 (e)(f)(j)	13,321	13,352
		2,379,602
Collateralized mortgage-backed obligations (privately originated) 2.08%
Angel Oak Mortgage Trust, Series 2022-6, Class A1, 4.30% 7/25/2067 (5.30% on 9/1/2026) (d)(e)(j)	1,248	1,243
Angel Oak Mortgage Trust, Series 2023-6, Class A1, 6.50% 12/25/2067 (7.50% on 8/1/2027) (d)(e)(j)	4,953	4,974
Angel Oak Mortgage Trust, Series 2024-2, Class A1, 5.985% 1/25/2069 (6.985% on 1/1/2028) (d)(e)(j)	6,647	6,679
Angel Oak Mortgage Trust, Series 2024-7, Class A1, 5.621% 5/25/2069 (6.621% on 7/1/2028) (d)(e)(j)	24,481	24,615
Angel Oak Mortgage Trust, Series 2024-8, Class A1, 5.338% 5/27/2069 (6.338% on 8/1/2028) (d)(e)(j)	5,992	5,999
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (e)(f)(j)	6,871	6,273
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055 (e)(j)	133	129
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 3.495% 12/25/2056 (e)(j)	25,600	24,943
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (d)(e)(j)	20,021	19,493
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059 (e)(f)(j)	USD1,409	$1,327
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059 (e)(f)(j)	352	348
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061 (e)(j)	2,180	1,994
BRAVO Residential Funding Trust, Series 2022-NQM2, Class A1, 4.272% 11/25/2061 (5.272% on 5/1/2026) (d)(e)(j)	1,204	1,201
BRAVO Residential Funding Trust, Series 2023-NQM4, Class A1, 6.435% 5/25/2063 (7.435% on 6/1/2027) (d)(e)(j)	2,476	2,477
BRAVO Residential Funding Trust, Series 2023-NQM7, Class A2, 7.383% 9/25/2063 (8.383% on 10/1/2027) (d)(e)(j)	3,631	3,662
BRAVO Residential Funding Trust, Series 2023-NQM8, Class A1, 6.394% 10/25/2063 (7.394% on 11/1/2027) (d)(e)(j)	26,127	26,259
BRAVO Residential Funding Trust, Series 2024-NQM1, Class A1, 5.943% 12/1/2063 (6.943% on 1/1/2028) (d)(e)(j)	9,118	9,156
BRAVO Residential Funding Trust, Series 2024-NQM6, Class A1, 5.409% 8/1/2064 (6.409% on 8/1/2028) (d)(e)(j)	2,870	2,876
BRAVO Residential Funding Trust, Series 2024-NQM7, Class A1, 5.554% 10/27/2064 (6.554% on 10/1/2028) (d)(e)(j)	28,680	28,794
BRAVO Residential Funding Trust, Series 2025-NQM1, Class A1, 5.604% 12/25/2064 (d)(e)(j)	14,473	14,546
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (d)(e)(j)	6,940	6,971
BRAVO Residential Funding Trust, Series 2025-NQM4, Class A1, 5.613% 2/25/2065 (d)(e)(j)	1,113	1,119
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class AS, 4.027% 5/15/2052 (j)	1,255	1,201
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (d)(e)(j)	6,234	6,244
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (e)(f)(j)	1,546	1,542
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034 (e)(f)(j)	969	951
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (e)(f)(j)	43,417	42,433
Cascade Funding Mortgage Trust, Series 2024-R1, Class A1, 4.00% 10/25/2054 (5.00% on 10/25/2028) (d)(e)(j)	13,483	13,231
Cascade Funding Mortgage Trust, Series 2024-R1, Class A2, 4.00% 10/25/2054 (5.00% on 10/25/2028) (d)(e)(j)	2,950	2,860
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 12/10/2054 (j)	1,760	1,747
Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1B, 3.25% 8/25/2064 (e)(f)(j)	12,572	10,917
Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1A, 3.25% 8/25/2064 (e)(f)(j)	11,397	10,137
Chase Mortgage Finance Corp., Series 2024-RPL4, Class A1B, 3.375% 12/25/2064 (e)(f)(j)	4,235	3,751
Chase Mortgage Finance Corp., Series 2024-RPL4, Class A1A, 3.375% 12/25/2064 (e)(f)(j)	1,401	1,254
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (e)(f)(j)	26,924	25,474
CIM Trust, Series 2020-R7, Class A1B, 2.25% 12/27/2061 (e)(f)(j)	12,556	9,981
CIM Trust, Series 2024-R1, Class A1, 4.75% 6/25/2064 (e)(f)(j)	5,852	5,759
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028) (d)(e)(j)	13,380	13,250
Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 5/25/2060 (e)(f)(j)	253	241
Citigroup Mortgage Loan Trust, Inc., Series 2018-RP1, Class M1, 3.00% 9/25/2064 (e)(f)(j)	3,731	3,539
Citigroup Mortgage Loan Trust, Inc., Series 2018-RP1, Class M3, 3.00% 9/25/2064 (e)(f)(j)	1,500	1,263
COLT Funding, LLC, Series 2023-1, Class A1, 6.048% 4/25/2068 (7.048% on 4/1/2027) (d)(e)(j)	1,452	1,450
COLT Funding, LLC, Series 2023-3, Class A1, 7.18% 9/25/2068 (8.18% on 9/1/2027) (d)(e)(j)	8,918	8,976
COLT Funding, LLC, Series 2023-3, Class A2, 7.432% 9/25/2068 (8.432% on 9/1/2027) (d)(e)(j)	1,850	1,862
COLT Funding, LLC, Series 2023-4, Class A1, 7.163% 10/25/2068 (8.163% on 10/1/2027) (d)(e)(j)	1,027	1,035
COLT Funding, LLC, Series 2024-INV3, Class A1, 5.443% 9/25/2069 (6.443% on 8/1/2028) (d)(e)(j)	9,863	9,889
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (e)(f)(j)	3,597	3,271
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 5.962% 5/25/2043 (e)(f)(j)	4,306	4,388
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 5.562% 6/25/2043 (e)(f)(j)	2,070	2,080
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (30-day Average USD-SOFR + 3.10%) 6.762% 6/25/2043 (e)(f)(j)	3,473	3,604
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 5.362% 7/25/2043 (e)(f)(j)	9,186	9,202
Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M1, (30-day Average USD-SOFR + 1.50%) 5.162% 10/25/2043 (e)(f)(j)	4,502	4,504
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.712% 1/25/2044 (e)(f)(j)	3,627	3,627
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.462% 1/25/2044 (e)(f)(j)	USD6,726	$6,787
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B1, (30-day Average USD-SOFR + 2.70%) 6.362% 1/25/2044 (e)(f)(j)	6,632	6,755
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.762% 2/25/2044 (e)(f)(j)	1,334	1,333
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.462% 2/25/2044 (e)(f)(j)	7,873	7,886
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.762% 5/25/2044 (e)(f)(j)	798	798
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 5.312% 5/25/2044 (e)(f)(j)	4,184	4,184
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1B1, (30-day Average USD-SOFR + 2.20%) 5.862% 5/25/2044 (e)(f)(j)	2,222	2,248
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1A1, (30-day Average USD-SOFR + 1.15%) 4.812% 9/25/2044 (e)(f)(j)	5,449	5,450
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.262% 9/25/2044 (e)(f)(j)	5,077	5,083
Connecticut Avenue Securities Trust, Series 2025-R01, Class 1A1, (30-day Average USD-SOFR + 0.95%) 4.612% 1/25/2045 (e)(f)(j)	6,387	6,375
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.662% 2/25/2045 (e)(f)(j)	2,152	2,150
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 4.812% 2/25/2045 (e)(f)(j)	4,581	4,580
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1A1, (30-day Average USD-SOFR + 0.95%) 4.612% 2/25/2046 (e)(f)(j)	14,661	14,744
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 7/25/2058 (e)(f)(j)	340	335
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 11/25/2032 (j)	74	76
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 12/25/2032 (j)	40	41
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 7/25/2033 (j)	408	420
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 12/25/2033 (j)	55	57
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (e)(j)	39,272	37,547
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051 (e)(f)(j)	11,977	9,987
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051 (e)(f)(j)	12,589	10,497
Flagstar Mortgage Trust, Series 2021-11INV, Class A2, 3.00% 11/25/2051 (e)(f)(j)	2,130	1,853
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA1, Class M2B, (30-day Average USD-SOFR + 1.914%) 5.576% 7/25/2030 (f)(j)	2,010	2,033
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class B1, (30-day Average USD-SOFR + 3.40%) 7.062% 8/25/2033 (e)(f)(j)	5,000	5,554
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 6.612% 6/25/2042 (e)(f)(j)	8,888	9,022
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 5.812% 9/25/2042 (e)(f)(j)	848	850
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 7.362% 9/25/2042 (e)(f)(j)	7,561	7,802
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 5.012% 2/25/2044 (e)(f)(j)	8,487	8,491
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 4.862% 5/25/2044 (e)(f)(j)	4,408	4,408
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 4.912% 5/25/2044 (e)(f)(j)	26,414	26,436
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class A1, (30-day Average USD-SOFR + 1.05%) 4.712% 10/25/2044 (e)(f)(j)	5,954	5,959
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 5.112% 10/25/2044 (e)(f)(j)	USD2,291	$2,290
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class A1, (30-day Average USD-SOFR + 1.10%) 4.762% 5/25/2045 (e)(f)(j)	4,195	4,203
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 4.862% 5/25/2045 (e)(f)(j)	3,127	3,124
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA3, Class A1, (30-day Average USD-SOFR + 0.95%) 4.612% 9/25/2045 (e)(f)(j)	3,207	3,202
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class A1, (30-day Average USD-SOFR + 0.85%) 4.512% 2/25/2046 (e)(f)(j)	10,198	10,184
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class M1, (30-day Average USD-SOFR + 1.00%) 4.662% 2/25/2046 (e)(f)(j)	8,929	8,903
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B1, (30-day Average USD-SOFR + 4.00%) 7.662% 11/25/2050 (e)(f)(j)	11,049	12,158
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class B1, (30-day Average USD-SOFR + 3.00%) 6.662% 12/25/2050 (e)(f)(j)	4,475	4,746
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA1, Class B1, (30-day Average USD-SOFR + 2.65%) 6.312% 1/25/2051 (e)(f)(j)	6,500	6,866
GCAT Trust, Series 2024-NQM1, Class A1, 6.007% 1/25/2059 (7.007% on 1/1/2028) (d)(e)(j)	3,333	3,349
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (d)(e)(j)	16,598	16,724
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066 (e)(f)(j)	8,517	7,819
GCAT Trust, Series 2025-NQM4, Class A1, 5.529% 6/25/2070 (d)(e)(j)	18,029	18,104
GS Mortgage-Backed Securities Trust, Series 2023-PJ5, Class A22, 6.50% 2/25/2054 (e)(f)(j)	7,500	7,765
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028) (d)(e)(j)	5,264	5,138
GS Mortgage-Backed Securities Trust, Series 2025-RPL3, Class A1, 4.10% 7/25/2065 (5.10% on 6/1/2029) (d)(e)(j)	4,577	4,449
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026 (e)(j)	18,409	18,068
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039 (e)(j)	661	657
HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028) (d)(e)(j)	10,582	10,675
HOMES Trust, Series 2024-NQM1, Class A2, 6.27% 7/25/2069 (7.27% on 7/1/2028) (d)(e)(j)	3,572	3,598
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026) (d)(e)(j)	17,525	17,516
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027) (d)(e)(j)	12,080	12,048
IRV Trust, Series 2025-200P, Class A, 5.295% 3/14/2047 (e)(f)(j)	17,106	17,272
IRV Trust, Series 2025-200P, Class C, 5.73% 3/14/2047 (e)(f)(j)	2,182	2,167
JP Morgan Mortgage Trust, Series 2019-6, Class B3, 4.26% 12/25/2049 (e)(f)(j)	1,013	948
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, 6.00% 4/25/2055 (e)(f)(j)	4,450	4,469
JP Morgan Mortgage Trust, Series 2024-INV1, Class A2, 6.00% 4/25/2055 (e)(f)(j)	1,923	1,945
JP Morgan Mortgage Trust, Series 2026-NQX1, Class A1, 5.592% 7/25/2066 (e)(f)(j)	4,018	4,023
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (e)(j)	10,080	10,105
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1, 4.75% 7/25/2061 (e)(j)	3,801	3,805
Legacy Mortgage Asset Trust, Series 2021-GS1, Class A1, 5.892% 10/25/2066 (e)(j)	7,098	7,107
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 6.25% 7/25/2067 (e)(j)	9,826	9,840
MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 7/25/2060 (e)(f)(j)	15,674	14,380
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (d)(e)(j)	16,801	16,884
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (d)(e)(j)	15,329	15,324
Mill City Mortgage Trust, Series 2016-1, Class M3, 3.35% 4/25/2057 (e)(f)(j)	2,188	2,165
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 8/25/2059 (e)(f)(j)	1,907	1,861
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 5/25/2062 (e)(f)(j)	8	8
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-4, Class A8, 6.00% 11/25/2053 (e)(f)(j)	2,551	2,576
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50% 2/25/2054 (e)(f)(j)	7,957	8,074
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV3, Class A1, 6.50% 6/25/2054 (e)(f)(j)	7,363	7,537
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (d)(e)(j)	7,969	8,043
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM1, Class A1, 5.738% 11/25/2069 (e)(f)(j)	4,222	4,262
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057 (e)(f)(j)	1,202	1,179
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 11/25/2059 (e)(f)(j)	USD5,483	$5,271
New Residential Mortgage Loan Trust, Series 2025-NQM2, Class A1, 5.566% 4/25/2065 (d)(e)(j)	3,259	3,277
New Residential Mortgage Loan Trust, Series 2025-NQM5, Class A1, 5.109% 8/25/2065 (e)(f)(j)	9,197	9,172
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (e)(f)(j)	4,812	4,460
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.64% 3/25/2053 (e)(f)(j)	7,702	7,714
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM4, Class A1, 6.113% 3/25/2063 (7.113% on 5/1/2027) (d)(e)(j)	4,640	4,633
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (d)(e)(j)	4,151	4,169
Onslow Bay Financial Mortgage Loan Trust, Series 2026-NQM4, Class A1, 5.173% 2/25/2066 (e)(f)(j)	6,507	6,500
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.703% 4/25/2053 (e)(f)(j)	12,671	12,621
Onslow Bay Financial, LLC, Series 2022-NQM5, Class A1, 4.31% 5/25/2062 (5.31% on 5/1/2026) (d)(e)(j)	42,572	42,775
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026) (d)(e)(j)	31,065	30,775
Onslow Bay Financial, LLC, Series 2026-R1, Class A1, 4.884% 1/25/2063 (e)(f)(j)	9,482	9,420
Onslow Bay Financial, LLC, Series 2023-NQM3, Class A1, 5.949% 2/25/2063 (6.949% on 4/1/2027) (d)(e)(j)	2,323	2,317
Onslow Bay Financial, LLC, Series 2023-NQM7, Class A1, 6.844% 4/25/2063 (7.844% on 9/1/2027) (d)(e)(j)	3,908	3,929
Onslow Bay Financial, LLC, Series 2023-NQM5, Class A1A, 6.567% 6/25/2063 (7.567% on 6/1/2027) (d)(e)(j)	9,805	9,815
Onslow Bay Financial, LLC, Series 2023-NQM6, Class A1, 6.52% 7/25/2063 (7.52% on 7/1/2027) (d)(e)(j)	3,772	3,779
Onslow Bay Financial, LLC, Series 2023-NQM10, Class A1, 6.465% 10/25/2063 (7.465% on 11/1/2027) (d)(e)(j)	2,521	2,539
Onslow Bay Financial, LLC, Series 2024-NQM1, Class A1, 5.928% 11/25/2063 (6.928% on 12/1/2027) (d)(e)(j)	4,828	4,846
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (d)(e)(j)	13,556	13,637
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028) (d)(e)(j)	26,685	26,845
Onslow Bay Financial, LLC, Series 2024-NQM6, Class A1, 6.447% 2/25/2064 (7.447% on 4/1/2028) (d)(e)(j)	5,932	5,992
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (d)(e)(j)	20,733	20,911
Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028) (d)(e)(j)	26,014	26,284
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (d)(e)(j)	15,234	15,373
Onslow Bay Financial, LLC, Series 2024-NQM13, Class A1, 5.116% 6/25/2064 (6.116% on 8/1/2028) (d)(e)(j)	30,089	30,082
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028) (d)(e)(j)	5,938	5,986
Onslow Bay Financial, LLC, Series 2024-NQM17, Class A1, 5.61% 11/25/2064 (6.61% on 11/1/2028) (d)(e)(j)	12,127	12,192
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (d)(e)(j)	27,498	27,669
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (d)(e)(j)	4,578	4,600
Onslow Bay Financial, LLC, Series 2025-NQM14, Class A1A, 5.162% 7/25/2065 (6.162% on 7/1/2029) (d)(e)(j)	10,025	10,023
Onslow Bay Financial, LLC, Series 2025-NQM16, Class A1A, 4.905% 8/25/2065 (5.905% on 9/1/2029) (d)(e)(j)	25,963	25,859
Onslow Bay Financial, LLC, Series 2025-NQM18, Class A1A, 5.057% 9/25/2065 (6.057% on 9/1/2029) (d)(e)(j)	12,822	12,804
Onslow Bay Financial, LLC, Series 2025-NQM19, Class A1, 4.869% 10/25/2065 (e)(f)(j)	20,541	20,430
Onslow Bay Financial, LLC, Series 2026-NQM5, Class A1, 5.434% 1/25/2066 (e)(f)(j)	16,572	16,572
PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059 (e)(f)(j)	6,687	6,772
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056 (e)(f)(j)	6,560	5,826
PRKCM Trust, Series 23-AFC4, Class A1, 7.225% 11/25/2058 (8.225% on 10/1/2027) (d)(e)(j)	2,567	2,590
Progress Residential Trust, Series 2024-SFR5, Class A, 3.00% 8/9/2029 (e)(j)	8,453	7,987
Progress Residential Trust, Series 2024-SFR5, Class B, 3.25% 8/9/2029 (e)(j)	12,534	11,830
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038 (e)(j)	4,871	4,830
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (e)(j)	6,905	6,806
Progress Residential Trust, Series 2022-SFR1, Class A, 2.709% 2/17/2041 (e)(j)	2,467	2,335
Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041 (e)(j)	17,104	16,484
Progress Residential Trust, Series 2024-SFR2, Class A, 3.30% 4/17/2041 (e)(j)	15,305	14,685
Progress Residential Trust, Series 2024-SFR2, Class D, 3.40% 4/17/2041 (e)(f)(j)	6,434	6,085
Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041 (e)(f)(j)	3,969	3,785
Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041 (e)(j)	7,004	6,637
Progress Residential Trust, Series 2025-SFR2, Class A, 3.305% 4/17/2042 (e)(j)	9,082	8,566
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (e)(j)	15,589	14,752
Progress Residential Trust, Series 2025-SFR6, Class A, 4.00% 12/17/2042 (e)(j)	3,720	3,593
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (d)(e)(j)	1,697	1,643
Sequoia Mortgage Trust, Series 2025-HYB1, Class A1A, 5.034% 10/25/2055 (e)(f)(j)	12,862	12,864
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 5.423% 10/17/2041 (e)(f)(j)	USD22,518	$22,523
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.123% 2/17/2042 (e)(f)(j)	1,377	1,377
TBW Mortgage-Backed Trust, Series 2007-2, Class A4B, (1-month USD CME Term SOFR + 0.955%) 4.633% 7/25/2037 (f)(j)	6,778	5,148
Towd Point Mortgage Trust, Series 2015-3, Class B1, 4.201% 3/25/2054 (e)(f)(j)	1,264	1,255
Towd Point Mortgage Trust, Series 2016-1, Class B1, 4.242% 2/25/2055 (e)(f)(j)	4,000	3,949
Towd Point Mortgage Trust, Series 2015-5, Class B1, 3.974% 5/25/2055 (e)(f)(j)	13,090	12,957
Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055 (e)(f)(j)	2,506	2,482
Towd Point Mortgage Trust, Series 2016-2, Class B2, 3.525% 8/25/2055 (e)(f)(j)	3,200	2,886
Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.00% 4/25/2056 (e)(f)(j)	1,960	1,954
Towd Point Mortgage Trust, Series 2016-3, Class B4, 4.082% 4/25/2056 (e)(f)(j)	4,497	4,058
Towd Point Mortgage Trust, Series 2016-3, Class B1, 4.082% 4/25/2056 (e)(f)(j)	3,460	3,419
Towd Point Mortgage Trust, Series 2017-2, Class M2, 3.75% 4/25/2057 (e)(f)(j)	2,576	2,506
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057 (e)(f)(j)	204	201
Towd Point Mortgage Trust, Series 2017-4, Class A2, 3.00% 6/25/2057 (e)(f)(j)	2,046	1,956
Towd Point Mortgage Trust, Series 2017-4, Class M1, 3.25% 6/25/2057 (e)(f)(j)	1,575	1,452
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057 (e)(f)(j)	293	290
Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.00% 10/25/2057 (e)(f)(j)	5,500	5,300
Towd Point Mortgage Trust, Series 2018-1, Class A2, 3.25% 1/25/2058 (e)(f)(j)	10,000	9,819
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058 (e)(f)(j)	1,948	1,937
Towd Point Mortgage Trust, Series 2018-2, Class A2, 3.50% 3/25/2058 (e)(f)(j)	10,000	9,768
Towd Point Mortgage Trust, Series 2018-3, Class M2, 3.875% 5/25/2058 (e)(f)(j)	4,000	3,448
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058 (e)(f)(j)	56	56
Towd Point Mortgage Trust, Series 2019-2, Class A1, 3.75% 12/25/2058 (e)(f)(j)	4,693	4,560
Towd Point Mortgage Trust, Series 2019-A2, Class A2, 3.75% 12/25/2058 (e)(f)(j)	3,615	3,276
Towd Point Mortgage Trust, Series 2019-4, Class M1B, 3.00% 10/25/2059 (e)(f)(j)	3,000	2,557
Towd Point Mortgage Trust, Series 2019-4, Class A2, 3.25% 10/25/2059 (e)(f)(j)	3,090	2,830
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (e)(j)	14,347	13,103
Towd Point Mortgage Trust, Series 2015-2, Class 1B2, 3.648% 11/25/2060 (e)(f)(j)	11,896	11,584
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063 (e)(j)	1,399	1,339
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.024% 7/25/2065 (e)(f)(j)	10,026	9,985
Towd Point Mortgage Trust, Series 2024-3, Class A1B, 5.024% 7/25/2065 (e)(f)(j)	3,247	3,223
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (e)(g)(h)	8,591	8,247
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038 (e)(j)	27,229	27,005
Tricon Residential Trust, Series 2022-SFR1, Class A, 3.856% 4/17/2039 (e)(j)	19,850	19,672
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (e)(j)	3,424	3,401
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040 (e)(j)	7,963	7,915
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040 (e)(j)	1,536	1,525
Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040 (e)(j)	7,319	7,274
Tricon Residential Trust, Series 2024-SFR1, Class A, 4.65% 4/17/2041 (e)(j)	6,425	6,362
Tricon Residential Trust, Series 2024-SFR1, Class B, 4.75% 4/17/2041 (e)(j)	2,116	2,091
Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041 (e)(j)	20,784	20,503
Tricon Residential Trust, Series 2024-SFR3, Class B, 5.00% 8/17/2041 (e)(j)	10,438	10,358
Tricon Residential Trust, Series 2024-SFR4, Class A, 4.30% 11/17/2041 (e)(j)	28,524	27,969
Tricon Residential Trust, Series 2025-SFR2, Class B, 5.424% 8/17/2044 (e)(j)	2,498	2,484
Verus Securitization Trust, Series 2025-R1, Class A1, 5.402% 5/25/2065 (6.402% on 7/1/2029) (d)(e)(j)	16,362	16,414
Verus Securitization Trust, Series 2026-R1, Class A1, 4.832% 10/25/2067 (5.832% on 1/1/2030) (d)(e)(j)	6,268	6,218
Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027) (d)(e)(j)	12,839	12,807
Verus Securitization Trust, Series 2023-4, Class A1, 5.811% 5/25/2068 (6.811% on 5/1/2027) (d)(e)(j)	3,636	3,630
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027) (d)(e)(j)	558	558
Verus Securitization Trust, Series 2023-6, Class A1, 6.665% 9/25/2068 (7.665% on 9/1/2027) (d)(e)(j)	1,880	1,889
Verus Securitization Trust, Series 2023-7, Class A1, 7.07% 10/25/2068 (8.07% on 10/1/2027) (d)(e)(j)	983	990
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Verus Securitization Trust, Series 2023-8, Class M1, 7.454% 12/25/2068 (e)(f)(j)	USD1,700	$1,718
Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028) (d)(e)(j)	7,957	8,005
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028) (d)(e)(j)	23,780	23,992
Verus Securitization Trust, Series 2024-5, Class A1, 6.192% 6/25/2069 (7.192% on 6/1/2028) (d)(e)(j)	6,785	6,848
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (d)(e)(j)	29,670	29,931
Verus Securitization Trust, Series 2024-5, Class A2, 6.446% 6/25/2069 (7.446% on 6/1/2028) (d)(e)(j)	2,604	2,627
Verus Securitization Trust, Series 2024-4, Class A2, 6.572% 6/25/2069 (7.572% on 5/1/2028) (d)(e)(j)	3,198	3,228
Verus Securitization Trust, Series 2024-6, Class A1, 5.799% 7/25/2069 (6.799% on 7/1/2028) (d)(e)(j)	13,686	13,772
Verus Securitization Trust, Series 2024-6, Class A2, 6.053% 7/25/2069 (7.053% on 7/1/2028) (d)(e)(j)	3,142	3,161
Verus Securitization Trust, Series 2024-INV2, Class A1, 5.332% 8/26/2069 (6.332% on 8/1/2028) (d)(e)(j)	13,264	13,289
Verus Securitization Trust, Series 2024-7, Class A1, 5.095% 9/25/2069 (e)(f)(j)	4,359	4,356
Verus Securitization Trust, Series 2024-R1, Class A1, 5.218% 9/25/2069 (e)(f)(j)	9,335	9,365
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (e)(f)(j)	24,105	24,159
Verus Securitization Trust, Series 2024-8, Class A2, 5.618% 10/25/2069 (6.618% on 10/1/2028) (d)(e)(j)	4,950	4,961
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (e)(f)(j)	11,076	11,112
Verus Securitization Trust, Series 2025-1, Class A1, 5.62% 1/25/2070 (e)(f)(j)	3,887	3,909
Verus Securitization Trust, Series 2025-3, Class A1, 5.623% 5/25/2070 (6.623% on 4/1/2029) (d)(e)(j)	7,784	7,846
Verus Securitization Trust, Series 2025-5, Class A1, 5.427% 6/25/2070 (6.427% on 6/1/2029) (d)(e)(j)	2,030	2,038
Verus Securitization Trust, Series 2025-6, Class A1, 5.417% 7/25/2070 (6.417% on 7/1/2029) (d)(e)(j)	5,425	5,448
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (d)(e)(j)	2,786	2,785
Verus Securitization Trust, Series 2025-8, Class A1A, 4.869% 9/25/2070 (5.869% on 9/1/2029) (d)(e)(j)	20,156	20,050
Verus Securitization Trust, Series 2026-2, Class A1, 4.59% 2/25/2071 (e)(f)(j)	20,809	20,619
		2,073,112
Total mortgage-backed obligations		26,208,152
Asset-backed obligations 6.94% Auto loan 3.35%
Ally Auto Receivables Trust, Series 2026-1, Ckass A2, 3.91% 11/15/2028 (j)	15,257	15,235
Ally Auto Receivables Trust, Series 2026-1, Class A3, 3.92% 10/15/2030 (j)	11,675	11,622
American Credit Acceptance Receivables Trust, Series 2024-4, Class B, 4.80% 11/13/2028 (e)(j)	3,215	3,217
American Credit Acceptance Receivables Trust, Series 2025-1, Class B, 4.90% 3/12/2029 (e)(j)	2,197	2,202
American Credit Acceptance Receivables Trust, Series 2025-4, Class A, 4.42% 5/14/2029 (e)(j)	7,062	7,069
American Credit Acceptance Receivables Trust, Series 2025-2, Class B, 4.85% 5/14/2029 (e)(j)	6,253	6,273
American Credit Acceptance Receivables Trust, Series 2026-1, Class A, 4.16% 7/12/2029 (e)(j)	6,315	6,312
American Credit Acceptance Receivables Trust, Series 2023-3, Class D, 6.82% 10/12/2029 (e)(j)	3,000	3,059
American Credit Acceptance Receivables Trust, Series 2024-1, Class C, 5.63% 1/14/2030 (e)(j)	3,233	3,242
American Credit Acceptance Receivables Trust, Series 2026-1, Class B, 4.24% 4/12/2030 (e)(j)	6,521	6,510
American Credit Acceptance Receivables Trust, Series 2024-2, Class C, 6.24% 4/12/2030 (e)(j)	11,399	11,469
American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030 (e)(j)	17,292	17,617
American Credit Acceptance Receivables Trust, Series 2024-1, Class D, 5.86% 5/13/2030 (e)(j)	5,330	5,383
American Credit Acceptance Receivables Trust, Series 2024-3, Class C, 5.73% 7/12/2030 (e)(j)	24,497	24,647
American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.04% 7/12/2030 (e)(j)	15,643	15,894
American Credit Acceptance Receivables Trust, Series 2025-4, Class C, 4.83% 1/13/2031 (e)(j)	5,999	6,017
American Credit Acceptance Receivables Trust, Series 2025-2, Class C, 5.11% 4/14/2031 (e)(j)	7,035	7,085
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031 (e)(j)	4,444	4,457
American Credit Acceptance Receivables Trust, Series 2024-4, Class D, 5.34% 8/12/2031 (e)(j)	17,745	17,854
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class B, 5.57% 3/20/2028 (j)	13,052	13,124
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A3, 5.81% 5/18/2028 (j)	4,918	4,945
AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A3, 5.43% 1/18/2029 (j)	783	788
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class A2, 4.92% 5/15/2029 (e)(j)	1,251	1,254
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class B, 5.11% 11/17/2031 (e)(j)	2,330	2,340
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class C, 5.42% 12/15/2031 (e)(j)	1,537	1,543
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class D, 5.82% 1/15/2032 (e)(j)	1,004	1,004
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
AutoNation Finance Trust, Series 2025-1A, Class A2, 4.72% 4/10/2028 (e)(j)	USD915	$916
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027 (e)(j)	1,320	1,321
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027 (e)(j)	33,067	32,863
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027 (e)(j)	7,157	7,114
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027 (e)(j)	1,009	1,004
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class D, 3.71% 8/20/2027 (e)(j)	4,167	4,148
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (e)(j)	49,213	49,837
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-4A, Class A, 4.77% 2/20/2029 (e)(j)	15,000	15,096
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4, Class A, 5.49% 6/20/2029 (e)(j)	2,900	2,957
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class A, 4.80% 8/20/2029 (e)(j)	2,885	2,908
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class B, 5.24% 8/20/2029 (e)(j)	335	338
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (e)(j)	45,430	46,875
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8, Class A, 6.02% 2/20/2030 (e)(j)	9,925	10,304
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030 (e)(j)	18,192	18,618
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class B, 5.85% 6/20/2030 (e)(j)	3,347	3,429
Avis Budget Rental Car Funding (AESOP), LLC, Series 2026-1A, Class A, 4.28% 8/20/2030 (e)(j)	14,619	14,519
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-3, Class A, 5.23% 12/20/2030 (e)(j)	19,000	19,348
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-3, Class B, 5.58% 12/20/2030 (e)(j)	3,970	4,032
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-2A, Class A, 5.12% 8/20/2031 (e)(j)	1,751	1,778
Avis Budget Rental Car Funding (AESOP), LLC, Series 2026-2A, Class A, 4.60% 8/20/2032 (e)(j)	2,302	2,280
Avis Budget Rental Car Funding (AESOP), LLC, Series 2026-2A, Class B, 5.00% 8/20/2032 (e)(j)	1,999	1,985
Avis Budget Rental Car Funding (AESOP), LLC, Series 2026-2A, Class C, 5.44% 8/20/2032 (e)(j)	1,809	1,797
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A3, 5.34% 4/17/2028 (j)	378	378
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class A2, 4.10% 7/17/2028 (j)	2,303	2,303
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class A3, 4.67% 8/15/2028 (j)	11,657	11,673
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028 (j)	1,755	1,757
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A3, 4.72% 9/15/2028 (j)	3,368	3,373
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class B, 5.37% 10/16/2028 (j)	3,676	3,687
Bridgecrest Lending Auto Securitization Trust, Series 2025-1, Class B, 4.92% 3/15/2029 (j)	8,757	8,792
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029 (j)	5,660	5,700
Bridgecrest Lending Auto Securitization Trust, Series 2025-2, Class B, 4.81% 8/15/2029 (j)	11,367	11,417
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class B, 6.80% 8/15/2029 (j)	363	364
Bridgecrest Lending Auto Securitization Trust, Series 2025-3, Class B, 4.73% 9/17/2029 (j)	17,181	17,247
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class D, 6.03% 11/15/2029 (j)	6,201	6,311
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class A3, 4.04% 12/17/2029 (j)	1,570	1,570
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class D, 5.83% 5/15/2030 (j)	16,137	16,388
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77% 8/15/2030 (j)	4,138	4,153
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class C, 4.83% 8/15/2030 (j)	14,576	14,645
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class D, 5.23% 8/15/2030 (j)	23,675	23,818
Bridgecrest Lending Auto Securitization Trust, Series 2025-2, Class C, 5.17% 3/17/2031 (j)	5,563	5,595
Bridgecrest Lending Auto Securitization Trust, Series 2025-2, Class D, 5.62% 3/17/2031 (j)	5,372	5,419
Bridgecrest Lending Auto Securitization Trust, Series 2025-3, Class C, 4.81% 5/15/2031 (j)	3,000	3,006
Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class C, 4.80% 8/15/2031 (j)	824	823
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class B, 4.25% 11/17/2031 (j)	4,615	4,596
CarMax Auto Owner Trust, Series 2023-3, Class A3, 5.28% 5/15/2028 (j)	259	260
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027 (j)	154	154
CarMax Select Receivables Trust, Series 2024-A, Class C, 5.62% 1/15/2030 (j)	15,778	16,080
CarMax Select Receivables Trust, Series 2024-A, Class D, 6.27% 12/16/2030 (j)	22,283	22,805
Carvana Auto Receivables Trust, Series 2024-N1, Class A3, 5.60% 3/10/2028 (e)(j)	1,140	1,140
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028 (e)(j)	664	667
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028 (j)	246	241
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 9/11/2028 (j)	1,317	1,298
Carvana Auto Receivables Trust, Series 2024-N3, Class A3, 4.53% 1/10/2029 (e)(j)	1,757	1,758
Carvana Auto Receivables Trust, Series 2023-P5, Class A3, 5.62% 1/10/2029 (e)(j)	1,301	1,309
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Carvana Auto Receivables Trust, Series 2024-P2, Class A3, 5.33% 7/10/2029 (j)	USD2,692	$2,710
Carvana Auto Receivables Trust, Series 2024-N3, Class B, 4.67% 12/10/2030 (e)(j)	2,000	2,005
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029 (e)(j)	8,355	8,409
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035 (e)(j)	667	672
Chesapeake Funding II, LLC, Series 2024-1, Class A1, 5.52% 5/15/2036 (e)(j)	4,491	4,537
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028 (e)(j)	2,450	2,462
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028 (e)(j)	240	240
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028 (e)(j)	2,854	2,861
CPS Auto Receivables Trust, Series 2024-D, Class B, 4.65% 3/15/2029 (e)(j)	8,952	8,964
CPS Auto Receivables Trust, Series 2023-A, Class C, 5.54% 4/16/2029 (e)(j)	137	138
CPS Auto Receivables Trust, Series 2023-A, Class D, 6.44% 4/16/2029 (e)(j)	3,525	3,578
CPS Auto Receivables Trust, Series 2023-C, Class C, 6.27% 10/15/2029 (e)(j)	2,417	2,434
CPS Auto Receivables Trust, Series 2023-C, Class D, 6.77% 10/15/2029 (e)(j)	3,489	3,581
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030 (e)(j)	8,647	8,690
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030 (e)(j)	982	997
CPS Auto Receivables Trust, Series 2024-C, Class C, 5.76% 10/15/2030 (e)(j)	10,987	11,093
CPS Auto Receivables Trust, Series 2024-C, Class D, 6.22% 10/15/2030 (e)(j)	11,898	12,124
CPS Auto Trust, Series 2025-B, Class A, 4.74% 2/15/2029 (e)(j)	2,089	2,092
CPS Auto Trust, Series 2025-D, Class A, 4.46% 7/16/2029 (e)(j)	7,825	7,837
CPS Auto Trust, Series 2025-B, Class B, 4.79% 11/15/2029 (e)(j)	2,572	2,582
CPS Auto Trust, Series 2025-D, Class B, 4.48% 4/15/2030 (e)(j)	3,841	3,841
CPS Auto Trust, Series 2025-B, Class C, 5.12% 7/15/2031 (e)(j)	5,257	5,296
CPS Auto Trust, Series 2025-D, Class C, 4.85% 2/17/2032 (e)(j)	1,423	1,429
CPS Auto Trust, Series 2025-D, Class D, 5.45% 2/17/2032 (e)(j)	3,000	3,026
Credit Acceptance Auto Loan Trust, Series 2024-1A, Class A, 5.68% 3/15/2034 (e)(j)	2,000	2,009
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class A, 4.50% 11/15/2035 (e)(j)	13,718	13,719
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class B, 4.87% 1/15/2036 (e)(j)	4,539	4,552
Credit Acceptance Auto Loan Trust, Series 2025-2A, Class C, 5.38% 3/17/2036 (e)(j)	876	882
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028 (j)	8,973	8,978
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029 (j)	4,726	4,740
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031 (j)	13,119	13,247
Drive Auto Receivables Trust, Series 2025-2, Class A3, 4.14% 9/15/2032 (j)	13,117	13,110
Drive Auto Receivables Trust, Series 2025-2, Class C, 4.39% 9/15/2032 (j)	8,108	8,077
Drive Auto Receivables Trust, Series 2025-1, Class A3, 4.73% 9/15/2032 (j)	476	478
Drive Auto Receivables Trust, Series 2025-1, Class B, 4.79% 9/15/2032 (j)	12,789	12,853
Drive Auto Receivables Trust, Series 2025-1, Class C, 4.99% 9/15/2032 (j)	2,068	2,085
Drive Auto Receivables Trust, Series 2025-1, Class D, 5.41% 9/15/2032 (j)	6,403	6,440
DriveTime Auto Owner Trust, Series 2023-1, Class C, 5.55% 10/16/2028 (e)(j)	377	377
DriveTime Auto Owner Trust, Series 2023-1, Class D, 6.44% 11/15/2028 (e)(j)	8,340	8,447
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029 (e)(j)	5,205	5,244
DriveTime Auto Owner Trust, Series 2022-2A, Class E, 6.45% 5/15/2029 (e)(j)	8,215	8,253
DriveTime Auto Owner Trust, Series 2023-3, Class D, 7.12% 5/15/2029 (e)(j)	6,061	6,222
DriveTime Auto Owner Trust, Series 2023-1A, Class E, 10.39% 1/15/2030 (e)(j)	11,520	11,934
Enterprise Fleet Financing, LLC, Series 2024-2, Class A2, 5.74% 12/20/2026 (e)(j)	61	61
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (e)(j)	2,677	2,683
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (e)(j)	5,671	5,684
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029 (e)(j)	5,418	5,419
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029 (e)(j)	41	41
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030 (e)(j)	3,611	3,630
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030 (e)(j)	5,702	5,782
Enterprise Fleet Financing, LLC, Series 2024-2, Class A4, 5.69% 12/20/2030 (e)(j)	7,180	7,352
Exeter Automobile Receivables Trust, Series 2025-4A, Class A2, 4.53% 3/15/2028 (j)	4,003	4,007
Exeter Automobile Receivables Trust, Series 2022-6, Class C, 6.32% 5/15/2028 (j)	782	782
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028 (j)	861	864
The Bond Fund of America — Page 94 of 122

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028 (j)	USD4,216	$4,210
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3, 4.67% 8/15/2028 (j)	3,797	3,801
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028 (j)	2,687	2,691
Exeter Automobile Receivables Trust, Series 2026-1A, Class A2, 4.08% 9/15/2028 (j)	3,622	3,621
Exeter Automobile Receivables Trust, Series 2022-6, Class D, 8.03% 4/6/2029 (j)	1,913	1,952
Exeter Automobile Receivables Trust, Series 2024-5, Class B, 4.48% 4/16/2029 (j)	6,164	6,171
Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68% 4/16/2029 (j)	4,584	4,670
Exeter Automobile Receivables Trust, Series 2024-2A, Class C, 5.74% 5/15/2029 (j)	13,801	13,891
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69% 6/15/2029 (j)	2,652	2,681
Exeter Automobile Receivables Trust, Series 2025-3A, Class A3, 4.78% 7/16/2029 (j)	679	682
Exeter Automobile Receivables Trust, Series 2024-3A, Class C, 5.70% 7/16/2029 (j)	9,039	9,142
Exeter Automobile Receivables Trust, Series 2025-1A, Class B, 4.91% 8/15/2029 (j)	23,206	23,290
Exeter Automobile Receivables Trust, Series 2025-4A, Class A3, 4.39% 9/17/2029 (j)	6,376	6,386
Exeter Automobile Receivables Trust, Series 2025-2A, Class B, 4.92% 9/17/2029 (j)	6,660	6,700
Exeter Automobile Receivables Trust, Series 2024-5, Class C, 4.64% 1/15/2030 (j)	15,775	15,818
Exeter Automobile Receivables Trust, Series 2025-3A, Class B, 4.86% 2/15/2030 (j)	7,458	7,505
Exeter Automobile Receivables Trust, Series 2024-2A, Class D, 5.92% 2/15/2030 (j)	15,959	16,199
Exeter Automobile Receivables Trust, Series 2026-1A, Class A3, 4.03% 3/15/2030 (j)	3,664	3,654
Exeter Automobile Receivables Trust, Series 2026-2A, Class A3, 4.45% 5/15/2030 (j)	676	678
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030 (j)	10,143	10,218
Exeter Automobile Receivables Trust, Series 2024-1, Class D, 5.84% 6/17/2030 (j)	21,364	21,677
Exeter Automobile Receivables Trust, Series 2025-5A, Class B, 4.28% 7/15/2030 (j)	6,753	6,732
Exeter Automobile Receivables Trust, Series 2024-4A, Class B, 5.29% 8/15/2030 (j)	11,115	11,149
Exeter Automobile Receivables Trust, Series 2024-4A, Class C, 5.48% 8/15/2030 (j)	9,158	9,261
Exeter Automobile Receivables Trust, Series 2024-3A, Class D, 5.98% 9/16/2030 (j)	11,864	12,138
Exeter Automobile Receivables Trust, Series 2026-1A, Class B, 4.22% 10/15/2030 (j)	4,559	4,532
Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81% 12/16/2030 (j)	16,141	16,475
Exeter Automobile Receivables Trust, Series 2026-2A, Class B, 4.66% 1/15/2031 (j)	647	649
Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031 (e)(j)	1,150	1,231
Exeter Automobile Receivables Trust, Series 2024-5, Class D, 5.06% 2/18/2031 (j)	21,836	21,855
Exeter Automobile Receivables Trust, Series 2025-1A, Class C, 5.09% 5/15/2031 (j)	18,932	19,084
Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.49% 5/15/2031 (j)	19,284	19,461
Exeter Automobile Receivables Trust, Series 2025-2A, Class C, 5.16% 7/15/2031 (j)	9,000	9,068
Exeter Automobile Receivables Trust, Series 2025-2A, Class D, 5.89% 7/15/2031 (j)	9,000	9,131
Exeter Automobile Receivables Trust, Series 2025-3A, Class C, 5.09% 10/15/2031 (j)	5,905	5,942
Exeter Automobile Receivables Trust, Series 2025-3A, Class D, 5.57% 10/15/2031 (j)	7,153	7,208
Exeter Automobile Receivables Trust, Series 2025-4A, Class D, 5.23% 1/15/2032 (j)	4,740	4,733
Exeter Automobile Receivables Trust, Series 2025-5A, Class C, 4.68% 3/15/2032 (j)	2,255	2,248
Exeter Automobile Receivables Trust, Series 2025-5A, Class D, 5.16% 3/15/2032 (j)	1,994	1,981
Exeter Select Automobile Receivables Trust, Series 2025-1, Class A2, 4.83% 10/16/2028 (j)	1,508	1,510
Exeter Select Automobile Receivables Trust, Series 2025-3, Class A2, 4.24% 5/15/2029 (j)	14,813	14,813
Exeter Select Automobile Receivables Trust, Series 2025-1, Class A3, 4.69% 4/15/2030 (j)	9,672	9,721
Exeter Select Automobile Receivables Trust, Series 2025-1, Class C, 5.40% 8/15/2031 (j)	4,513	4,575
FCCU Auto Receivables Trust, Series 2026-1A, Class A2, 3.98% 10/15/2029 (e)(j)	1,333	1,330
FCCU Auto Receivables Trust, Series 2026-1A, Class A4, 4.32% 3/15/2032 (e)(j)	1,533	1,518
First Investors Auto Owner Trust, Series 2023-1A, Class A, 6.44% 10/16/2028 (e)(j)	958	964
First Investors Auto Owner Trust, Series 2025-1A, Class A3, 4.25% 7/15/2030 (e)(j)	2,387	2,388
First Investors Auto Owner Trust, Series 2025-1A, Class B, 4.39% 1/15/2031 (e)(j)	4,054	4,043
Ford Credit Auto Lease Trust, Series 2024-A, Class A3, 5.06% 5/15/2027 (j)	686	686
Ford Credit Auto Lease Trust, Series 2024-A, Class A4, 5.05% 6/15/2027 (j)	2,339	2,342
Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.37% 10/17/2033 (e)(j)	21,970	21,945
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (e)(j)	85,137	87,104
Ford Credit Auto Owner Trust, Series 2026-1, Class A, 4.32% 8/15/2038 (8.63% on 2/15/2031) (d)(e)(j)	52,978	52,660
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028 (e)(j)	25,883	25,915
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029 (e)(j)	USD38,805	$38,876
Ford Credit Floorplan Master Owner Trust, Series 2025-1, Class A1, 4.63% 4/15/2030 (j)	1,039	1,047
Ford Credit Floorplan Master Owner Trust, Series 2025-2, Class A1, 4.06% 9/15/2030 (j)	27,305	27,262
Ford Credit Floorplan Master Owner Trust, Series 2025-2, Class B, 4.33% 9/15/2030 (j)	2,657	2,644
General Motors, Series 2025-2A, Class A, 4.64% 3/15/2030 (e)(j)	17,724	17,849
GLS Auto Receivables Trust, Series 2025-1A, Class A2, 4.68% 12/15/2027 (e)(j)	1,232	1,233
GLS Auto Receivables Trust, Series 2024-3A, Class A3, 5.02% 4/17/2028 (e)(j)	2,353	2,354
GLS Auto Receivables Trust, Series 2024-4A, Class A3, 4.75% 7/17/2028 (e)(j)	2,483	2,486
GLS Auto Receivables Trust, Series 2024-1, Class B, 5.49% 7/17/2028 (e)(j)	3,463	3,469
GLS Auto Receivables Trust, Series 2025-1A, Class A3, 4.77% 9/15/2028 (e)(j)	4,184	4,192
GLS Auto Receivables Trust, Series 2024-2, Class B, 5.77% 11/15/2028 (e)(j)	8,944	8,983
GLS Auto Receivables Trust, Series 2025-2A, Class A3, 4.75% 1/16/2029 (e)(j)	5,176	5,198
GLS Auto Receivables Trust, Series 2024-3A, Class B, 5.08% 1/16/2029 (e)(j)	8,308	8,341
GLS Auto Receivables Trust, Series 2025-3A, Class A3, 4.44% 3/15/2029 (e)(j)	3,425	3,435
GLS Auto Receivables Trust, Series 2024-4A, Class B, 4.89% 4/16/2029 (e)(j)	7,548	7,584
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029 (e)(j)	3,364	3,382
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029 (e)(j)	3,589	3,668
GLS Auto Receivables Trust, Series 2025-1A, Class B, 4.98% 7/16/2029 (e)(j)	7,220	7,271
GLS Auto Receivables Trust, Series 2025-2A, Class B, 4.97% 10/15/2029 (e)(j)	21,213	21,397
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029 (e)(j)	12,145	12,252
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029 (e)(j)	9,610	9,786
GLS Auto Receivables Trust, Series 2025-3A, Class B, 4.57% 1/15/2030 (e)(j)	8,712	8,730
GLS Auto Receivables Trust, Series 2024-2, Class C, 6.03% 2/15/2030 (e)(j)	14,916	15,152
GLS Auto Receivables Trust, Series 2025-4A, Class B, 4.53% 4/15/2030 (e)(j)	11,189	11,203
GLS Auto Receivables Trust, Series 2024-4A, Class C, 5.10% 6/17/2030 (e)(j)	13,825	13,942
GLS Auto Receivables Trust, Series 2024-4A, Class D, 5.65% 7/15/2030 (e)(j)	15,909	16,180
GLS Auto Receivables Trust, Series 2026-1A, Class B, 4.22% 8/17/2030 (e)(j)	13,873	13,784
GLS Auto Receivables Trust, Series 2024-3A, Class C, 5.21% 2/18/2031 (e)(j)	9,109	9,199
GLS Auto Receivables Trust, Series 2024-2, Class E, 7.98% 5/15/2031 (e)(j)	1,170	1,220
GLS Auto Receivables Trust, Series 2025-3A, Class D, 5.16% 6/16/2031 (e)(j)	9,720	9,713
GLS Auto Receivables Trust, Series 2025-4A, Class C, 4.74% 8/15/2031 (e)(j)	6,330	6,302
GLS Auto Receivables Trust, Series 2025-4A, Class D, 5.13% 8/15/2031 (e)(j)	6,412	6,388
GLS Auto Select Receivables Trust, Series 2023-2A, Class A2, 6.37% 6/15/2028 (e)(j)	234	234
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (e)(j)	3,949	3,958
GLS Auto Select Receivables Trust, Series 2024-1, Class A2, 5.24% 3/15/2030 (e)(j)	2,642	2,657
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.71% 4/15/2030 (e)(j)	6,376	6,403
GLS Auto Select Receivables Trust, Series 2024-2, Class A2, 5.58% 6/17/2030 (e)(j)	4,277	4,314
GLS Auto Select Receivables Trust, Series 2025-3A, Class A2, 4.46% 10/15/2030 (e)(j)	3,767	3,772
GLS Auto Select Receivables Trust, Series 2024-4A, Class B, 4.50% 11/15/2030 (e)(j)	1,395	1,393
GLS Auto Select Receivables Trust, Series 2024-4A, Class C, 4.75% 11/15/2030 (e)(j)	3,339	3,337
GLS Auto Select Receivables Trust, Series 2025-4A, Class A2, 4.17% 2/18/2031 (e)(j)	10,271	10,250
GLS Auto Select Receivables Trust, Series 2025-1A, Class C, 5.26% 3/15/2031 (e)(j)	1,046	1,056
GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.28% 10/15/2031 (e)(j)	3,344	3,349
GLS Auto Select Receivables Trust, Series 2025-1A, Class D, 5.74% 4/15/2032 (e)(j)	2,092	2,122
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035 (e)(j)	35,338	35,976
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035 (e)(j)	42,166	43,308
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037 (e)(j)	16,942	17,101
GM Financial Securitized Term Auto Receivables Trust, Series 2024-4, Class A3, 4.40% 8/16/2029 (j)	16,818	16,862
GMF Floorplan Owner Revolving Trust, Series 2024-1, Class A1, 5.13% 3/15/2029 (e)(j)	9,679	9,768
Hertz Vehicle Financing III, LLC, Series 2023-1, Class A, 5.49% 6/25/2027 (e)(j)	8,090	8,105
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027 (e)(j)	1,176	1,182
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028 (e)(j)	11,170	10,925
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028 (e)(j)	8,361	8,207
Hertz Vehicle Financing III, LLC, Series 2023-2, Class A, 5.57% 9/25/2029 (e)(j)	4,700	4,807
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (e)(j)	USD118,941	$117,308
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (e)(j)	6,275	6,186
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (e)(j)	3,138	3,097
Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028 (e)(j)	36,391	36,779
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (e)(j)	17,272	17,528
Hertz Vehicle Financing, LLC, Series 2024-1A, Class B, 6.12% 1/25/2029 (e)(j)	6,869	6,983
Hertz Vehicle Financing, LLC, Series 2024-1A, Class C, 6.70% 1/25/2029 (e)(j)	4,154	4,220
Hertz Vehicle Financing, LLC, Series 2024-1A, Class D, 9.22% 1/25/2029 (e)(j)	2,344	2,394
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (e)(j)	10,908	11,001
Hertz Vehicle Financing, LLC, Series 2025-1A, Class B, 5.45% 9/25/2029 (e)(j)	3,341	3,363
Hertz Vehicle Financing, LLC, Series 2025-1A, Class C, 6.03% 9/25/2029 (e)(j)	3,713	3,732
Hertz Vehicle Financing, LLC, Series 2025-3A, Class A, 5.06% 12/26/2029 (e)(j)	18,863	19,084
Hertz Vehicle Financing, LLC, Series 2025-3A, Class B, 5.59% 12/26/2029 (e)(j)	7,479	7,539
Hertz Vehicle Financing, LLC, Series 2025-3A, Class C, 6.13% 12/26/2029 (e)(j)	5,167	5,210
Hertz Vehicle Financing, LLC, Series 2025-5A, Class A, 4.62% 5/25/2030 (e)(j)	8,946	8,933
Hertz Vehicle Financing, LLC, Series 2025-5A, Class C, 5.50% 5/25/2030 (e)(j)	1,644	1,628
Hertz Vehicle Financing, LLC, Series 2025-2A, Class C, 6.40% 9/25/2031 (e)(j)	4,312	4,378
Hertz Vehicle Financing, LLC, Series 2025-4A, Class A, 5.41% 12/25/2031 (e)(j)	23,867	24,398
Hertz Vehicle Financing, LLC, Series 2025-4A, Class B, 5.90% 12/25/2031 (e)(j)	4,223	4,299
Hertz Vehicle Financing, LLC, Series 2025-4A, Class C, 6.48% 12/25/2031 (e)(j)	949	966
Hertz Vehicle Financing, LLC, Series 2025-6A, Class A, 4.89% 5/25/2032 (e)(j)	16,582	16,611
Hertz Vehicle Financing, LLC, Series 2025-6A, Class C, 5.82% 5/25/2032 (e)(j)	2,335	2,313
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027 (j)	138	138
Huntington National Bank (The), Series 2024-2, Class B1, 5.442% 10/20/2032 (e)(j)	7,145	7,203
Huntington National Bank (The), Series 2025-1, Class B, 4.957% 3/21/2033 (e)(j)	24,909	25,009
Huntington National Bank (The), Series 2026-1, Class B1, 4.503% 2/20/2034 (e)(j)	18,370	18,354
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028 (e)(j)	3,562	3,569
Hyundai Floorplan Master Owner Trust, Series 2025-1A, Class A, 4.01% 10/15/2030 (e)(j)	41,755	41,486
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027 (e)(j)	391	391
LAD Auto Receivables Trust, Series 2024-1, Class A3, 5.23% 1/18/2028 (e)(j)	72	72
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028 (e)(j)	978	978
LAD Auto Receivables Trust, Series 2023-3, Class B, 6.09% 6/15/2028 (e)(j)	6,005	6,033
LAD Auto Receivables Trust, Series 2024-2, Class A3, 5.61% 8/15/2028 (e)(j)	2,082	2,089
LAD Auto Receivables Trust, Series 2024-1, Class A4, 5.17% 9/15/2028 (e)(j)	1,164	1,168
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028 (e)(j)	9,891	9,928
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028 (e)(j)	5,058	5,128
LAD Auto Receivables Trust, Series 2024-1, Class B, 5.33% 2/15/2029 (e)(j)	1,598	1,613
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (e)(j)	6,673	6,688
LAD Auto Receivables Trust, Series 2024-1, Class C, 5.64% 6/15/2029 (e)(j)	1,932	1,965
LAD Auto Receivables Trust, Series 2024-2, Class A4, 5.46% 7/16/2029 (e)(j)	2,671	2,700
LAD Auto Receivables Trust, Series 2024-3A, Class A4, 4.60% 12/17/2029 (e)(j)	2,791	2,808
LAD Auto Receivables Trust, Series 2024-3A, Class B, 4.74% 1/15/2030 (e)(j)	4,854	4,884
LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.93% 3/15/2030 (e)(j)	3,670	3,697
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030 (e)(j)	3,668	3,690
LAD Auto Receivables Trust, Series 2023-1, Class D, 7.30% 6/17/2030 (e)(j)	981	989
LAD Auto Receivables Trust, Series 2023-3, Class D, 6.92% 12/16/2030 (e)(j)	3,430	3,508
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031 (e)(j)	895	908
LAD Auto Receivables Trust, Series 2024-1, Class D, 6.15% 6/16/2031 (e)(j)	1,190	1,220
LAD Auto Receivables Trust, Series 2024-2, Class D, 6.37% 10/15/2031 (e)(j)	614	631
LAD Auto Receivables Trust, Series 2024-3A, Class D, 5.18% 2/17/2032 (e)(j)	1,864	1,871
LAD Auto Receivables Trust, Series 2025-2A, Class C, 4.70% 8/16/2032 (e)(j)	4,737	4,750
LAD Auto Receivables Trust, Series 2025-2A, Class D, 5.01% 12/15/2032 (e)(j)	3,285	3,281
Lendbuzz Securitization Trust, Series 2025-1A, Class A2, 5.10% 10/15/2030 (e)(j)	3,568	3,577
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3, 5.32% 1/18/2028 (j)	5,571	5,602
The Bond Fund of America — Page 97 of 122

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.93% 3/15/2028 (j)	USD1,741	$1,752
OneMain Direct Auto Receivables Trust, Series 2026-1A, Class A, 4.49% 12/14/2033 (e)(j)	13,160	13,098
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A3, 4.03% 7/15/2030 (e)(j)	6,292	6,280
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A4 4.19% 5/15/2031 (e)(j)	2,273	2,268
PenFed Auto Receivables Owner Trust, Series 2025-A, Class B, 4.37% 7/15/2031 (e)(j)	847	843
Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A3, 4.35% 10/20/2027 (e)(j)	5,653	5,656
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A3, 4.67% 11/22/2027 (e)(j)	8,341	8,357
Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A4, 4.26% 9/20/2030 (e)(j)	4,938	4,949
Prestige Auto Receivables Trust, Series 2024-1, Class B, 5.71% 5/15/2028 (e)(j)	157	157
Prestige Auto Receivables Trust, Series 2024-2, Class B, 4.56% 2/15/2029 (e)(j)	3,815	3,814
Prestige Auto Receivables Trust, Series 2024-1, Class C, 5.73% 3/15/2029 (e)(j)	3,728	3,741
Prestige Auto Receivables Trust, Series 2024-1, Class D, 6.21% 2/15/2030 (e)(j)	5,777	5,821
Research-Driven Pagaya Motor Asset Trust I, Series 2025-4A, Class A2, 5.124% 4/25/2034 (e)(j)	9,115	9,145
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class A2, 4.575% 6/26/2034 (e)(j)	5,344	5,347
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class A3, 4.838% 6/26/2034 (e)(j)	12,388	12,401
Research-Driven Pagaya Motor Asset Trust I, Series 2025-5A, Class B, 5.228% 6/26/2034 (e)(j)	8,134	8,146
Research-Driven Pagaya Motor Asset Trust I, Series 2026-R1A, Class A, 5.659% 7/25/2034 (e)(j)	11,031	11,047
Research-Driven Pagaya Motor Asset Trust I, Series 2026-R1A, Class B, 6.211% 7/25/2034 (e)(j)	2,000	2,004
Research-Driven Pagaya Motor Asset Trust I, Series 2025-6A, Class A3, 5.013% 8/25/2034 (e)(j)	2,407	2,406
Research-Driven Pagaya Motor Asset Trust I, Series 2026-1A, Class A3, 4.864% 1/25/2035 (e)(j)	3,925	3,923
Research-Driven Pagaya Motor Asset Trust I, Series 2026-1A, Class B, 5.444% 1/25/2035 (e)(j)	6,594	6,576
Research-Driven Pagaya Motor Asset Trust I, Series 2026-1A, Class C, 5.689% 1/25/2035 (e)(j)	6,594	6,576
Santander Drive Auto Receivables Trust, Series 2023-3, Class B, 5.61% 7/17/2028 (j)	2,430	2,435
Santander Drive Auto Receivables Trust, Series 2023-6, Class A3, 5.93% 7/17/2028 (j)	1,001	1,002
Santander Drive Auto Receivables Trust, Series 2023-5, Class A3, 6.02% 9/15/2028 (j)	253	253
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/16/2028 (j)	134	134
Santander Drive Auto Receivables Trust, Series 2024-5, Class A3, 4.62% 11/15/2028 (j)	13,213	13,228
Santander Drive Auto Receivables Trust, Series 2022-6, Class C, 4.96% 11/15/2028 (j)	932	933
Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.23% 12/15/2028 (j)	2,121	2,127
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028 (j)	4,651	4,682
Santander Drive Auto Receivables Trust, Series 2025-1, Class A3, 4.74% 1/16/2029 (j)	20,332	20,371
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3, 4.85% 1/16/2029 (j)	22,400	22,442
Santander Drive Auto Receivables Trust, Series 2024-3, Class A3, 5.63% 1/16/2029 (j)	3,124	3,133
Santander Drive Auto Receivables Trust, Series 2026-1, Class A2, 4.04% 3/15/2029 (j)	2,373	2,372
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78% 7/16/2029 (j)	15,172	15,310
Santander Drive Auto Receivables Trust, Series 2024-5, Class B, 4.63% 8/15/2029 (j)	30,199	30,288
Santander Drive Auto Receivables Trust, Series 2024-4, Class B, 4.93% 9/17/2029 (j)	10,970	11,037
Santander Drive Auto Receivables Trust, Series 2024-3, Class B, 5.55% 9/17/2029 (j)	8,732	8,813
Santander Drive Auto Receivables Trust, Series 2022-4, Class C, 5.00% 11/15/2029 (j)	4,476	4,491
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45% 3/15/2030 (j)	2,142	2,162
Santander Drive Auto Receivables Trust, Series 2025-4, Class A3, 4.17% 4/15/2030 (j)	9,610	9,616
Santander Drive Auto Receivables Trust, Series 2024-4, Class C, 4.95% 4/15/2030 (j)	15,291	15,381
Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.09% 5/15/2030 (j)	2,961	2,976
Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.77% 11/15/2030 (j)	5,960	6,048
Santander Drive Auto Receivables Trust, Series 2024-5, Class C, 4.78% 1/15/2031 (j)	11,804	11,868
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69% 3/17/2031 (j)	2,191	2,227
Santander Drive Auto Receivables Trust, Series 2024-4, Class D, 5.32% 12/15/2031 (j)	18,627	18,801
Santander Drive Auto Receivables Trust, Series 2025-4, Class C, 4.52% 1/15/2032 (j)	3,988	3,974
Santander Drive Auto Receivables Trust, Series 2025-4, Class D, 4.95% 1/15/2032 (j)	924	918
Santander Drive Auto Receivables Trust, Series 2024-5, Class D, 5.14% 2/17/2032 (j)	24,209	24,359
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027 (e)(j)	2,956	2,965
SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.56% 2/22/2028 (e)(j)	2,629	2,633
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (e)(j)	1,140	1,148
Securitized Term Auto Receivables Trust, Series 2025-A, Class C, 5.185% 7/25/2031 (e)(j)	384	387
The Bond Fund of America — Page 98 of 122

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Securitized Term Auto Receivables Trust, Series 2025-B, Class B, 4.925% 12/29/2032 (e)(j)	USD4,285	$4,316
Securitized Term Auto Receivables Trust, Series 2025-B, Class C, 5.121% 12/29/2032 (e)(j)	1,426	1,438
Securitized Term Auto Receivables Trust, Series 2025-B, Class D, 5.463% 12/29/2032 (e)(j)	1,724	1,735
Securitized Term Auto Receivables Trust, Series 2026-A, Class B, 4.284% 3/25/2033 (e)(j)	6,563	6,547
Securitized Term Auto Receivables Trust, Series 2026-A, Class C, 4.431% 3/25/2033 (e)(j)	1,039	1,038
Securitized Term Auto Receivables Trust, Series 2026-A, Class D, 4.873% 3/25/2033 (e)(j)	1,632	1,631
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A2, 4.71% 5/22/2028 (e)(j)	18	18
SFS Auto Receivables Securitization Trust, Series 2023-1, Class B, 5.71% 1/22/2030 (e)(j)	2,244	2,283
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.55% 6/20/2030 (e)(j)	14,939	14,998
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A3, 4.44% 12/20/2030 (e)(j)	1,400	1,405
SFS Auto Receivables Securitization Trust, Series 2023-1, Class C, 5.97% 2/20/2031 (e)(j)	3,578	3,652
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A4, 4.58% 5/20/2031 (e)(j)	3,000	3,011
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class B, 4.76% 11/20/2031 (e)(j)	2,769	2,785
Space Coast Credit Union, Series 2024-1, Class A3, 5.11% 6/15/2029 (e)(j)	9,019	9,063
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-CA, Class A2, 4.06% 6/20/2028 (e)(j)	7,564	7,561
Toyota Auto Loan Extended Note Trust, Series 2023-1, Class A, 4.93% 6/25/2036 (e)(j)	39,268	39,889
Tricolor Auto Securitization Trust, Series 2025-1A, Class A, 4.94% 2/15/2029 (e)(g)(h)(j)	15,077	8,745
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728% 9/26/2033 (e)(j)	21,884	21,889
United Auto Credit Securitization Trust, Series 2025-1, Class A, 4.80% 6/10/2027 (e)(j)	908	908
United Auto Credit Securitization Trust, Series 2025-1, Class B, 5.05% 2/10/2028 (e)(j)	12,573	12,589
United Auto Credit Securitization Trust, Series 2025-1, Class C, 5.15% 6/10/2030 (e)(j)	5,684	5,695
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028 (e)(j)	1,398	1,402
VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.77% 7/15/2030 (e)(j)	3,075	3,112
Western Funding Auto Loan Trust, Series 2025-1, Class A, 4.75% 7/16/2035 (e)(j)	8,343	8,389
Western Funding Auto Loan Trust, Series 2025-1, Class B, 4.98% 9/17/2035 (e)(j)	4,486	4,515
Westlake Automobile Receivables Trust, Series 2024-3A, Class A2A, 4.82% 9/15/2027 (e)(j)	1,828	1,828
Westlake Automobile Receivables Trust, Series 2024-1, Class B, 5.55% 11/15/2027 (e)(j)	2,228	2,233
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 6.44% 12/15/2027 (e)(j)	231	232
Westlake Automobile Receivables Trust, Series 2025-1A, Class A2A, 4.66% 1/18/2028 (e)(j)	396	396
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2, 4.65% 2/15/2028 (e)(j)	1,225	1,227
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028 (e)(j)	11,517	11,545
Westlake Automobile Receivables Trust, Series 2025-1, Class A3, 4.75% 8/15/2028 (e)(j)	7,121	7,151
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028 (e)(j)	1,021	1,024
Westlake Automobile Receivables Trust, Series 2025-2A, Class A2A, 4.66% 9/15/2028 (e)(j)	8,695	8,712
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028 (e)(j)	2,154	2,155
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028 (e)(j)	15,698	15,788
Westlake Automobile Receivables Trust, Series 2023-1, Class D, 6.79% 11/15/2028 (e)(j)	4,024	4,089
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029 (e)(j)	8,365	8,436
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029 (e)(j)	8,740	8,902
Westlake Automobile Receivables Trust, Series 2025-3A, Class A3, 4.22% 6/15/2029 (e)(j)	10,694	10,697
Westlake Automobile Receivables Trust, Series 2026-1A, Class A3, 4.01% 7/16/2029 (e)(j)	6,093	6,080
Westlake Automobile Receivables Trust, Series 2024-1, Class D, 6.02% 10/15/2029 (e)(j)	31,056	31,641
Westlake Automobile Receivables Trust, Series 2024-3A, Class C, 4.92% 11/15/2029 (e)(j)	20,412	20,540
Westlake Automobile Receivables Trust, Series 2024-2, Class B, 5.62% 3/15/2030 (e)(j)	7,827	7,877
Westlake Automobile Receivables Trust, Series 2024-2, Class C, 5.68% 3/15/2030 (e)(j)	20,300	20,568
Westlake Automobile Receivables Trust, Series 2024-3A, Class D, 5.21% 4/15/2030 (e)(j)	33,558	33,758
Westlake Automobile Receivables Trust, Series 2024-2, Class D, 5.91% 4/15/2030 (e)(j)	7,064	7,209
Westlake Automobile Receivables Trust, Series 2025-1A, Class B, 4.98% 9/16/2030 (e)(j)	5,362	5,397
Westlake Automobile Receivables Trust, Series 2025-1A, Class C, 5.14% 10/15/2030 (e)(j)	1,754	1,768
Westlake Automobile Receivables Trust, Series 2025-1A, Class D, 5.54% 11/15/2030 (e)(j)	1,139	1,149
Westlake Automobile Receivables Trust, Series 2025-2A, Class B, 4.63% 1/15/2031 (e)(j)	9,014	9,055
Westlake Automobile Receivables Trust, Series 2025-2A, Class C, 4.85% 1/15/2031 (e)(j)	1,297	1,303
Westlake Automobile Receivables Trust, Series 2026-1A, Class B, 4.20% 5/15/2031 (e)(j)	8,952	8,916
The Bond Fund of America — Page 99 of 122

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Westlake Automobile Receivables Trust, Series 2025-2A, Class D, 5.08% 5/15/2031 (e)(j)	USD10,000	$10,003
Westlake Automobile Receivables Trust, Series 2025-3A, Class B, 4.28% 7/15/2031 (e)(j)	5,991	5,984
Westlake Automobile Receivables Trust, Series 2025-3A, Class C, 4.68% 7/15/2031 (e)(j)	5,793	5,794
Wheels Fleet Lease Funding, LLC, Series 2024-1, Class A1, 5.49% 2/18/2039 (e)(j)	13,287	13,406
Wheels Fleet Lease Funding, LLC, Series 2024-2A, Class A1, 4.87% 6/21/2039 (e)(j)	24,217	24,394
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (e)(j)	20,207	20,344
World Omni Auto Receivables Trust, Series 2023-C, Class A3, 5.15% 11/15/2028 (j)	914	919
World Omni Auto Receivables Trust, Series 2024-C, Class A3, 4.43% 12/17/2029 (j)	15,040	15,084
		3,336,460
Other asset-backed securities 2.65%
ACHV ABS Trust, Series 2024-3AL, Class A, 5.01% 12/26/2031 (e)(j)	1,583	1,593
ACHV ABS Trust, Series 2024-3AL, Class B, 5.45% 12/26/2031 (e)(j)	1,102	1,110
ACHV ABS Trust, Series 2024-3AL, Class C, 5.68% 12/26/2031 (e)(j)	622	627
ACHV ABS Trust, Series 2025-1PL, Class A, 4.76% 4/26/2032 (e)(j)	469	470
ACHV ABS Trust, Series 2025-1PL, Class B, 5.04% 4/26/2032 (e)(j)	2,849	2,857
ACHV ABS Trust, Series 2025-1PL, Class C, 5.31% 4/26/2032 (e)(j)	5,085	5,098
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029 (e)(j)	5,330	5,341
Affirm Asset Securitization Trust, Series 2025-X2, Class A, 4.45% 10/15/2030 (e)(j)	315	315
Affirm Asset Securitization Trust, Series 2025-X2, Class B, 4.56% 10/15/2030 (e)(j)	212	212
Affirm Asset Securitization Trust, Series 2025-X2, Class C, 4.93% 10/15/2030 (e)(j)	164	164
Affirm Master Trust, Series 2025-2A, Class A, 4.67% 7/15/2033 (e)(j)	18,767	18,831
Affirm Master Trust, Series 2026-1A, Class A, 4.37% 2/15/2034 (e)(j)	24,383	24,301
Affirm Master Trust, Series 2026-1A, Class B, 4.57% 2/15/2034 (e)(j)	2,957	2,948
Affirm Master Trust, Series 2026-1A, Class C, 4.72% 2/15/2034 (e)(j)	4,654	4,641
Affirm Master Trust, Series 2026-1A, Class D, 4.91% 2/15/2034 (e)(j)	4,020	4,006
Affirm Master Trust, Series 2025-3A, Class A, 4.45% 10/16/2034 (e)(j)	18,745	18,681
Affirm Master Trust, Series 2025-3A, Class B, 4.75% 10/16/2034 (e)(j)	2,380	2,368
Affirm Master Trust, Series 2025-3A, Class C, 4.89% 10/16/2034 (e)(j)	9,581	9,528
Affirm Master Trust, Series 2026-2A, Class A, 4.67% 4/16/2035 (e)(j)	38,616	38,708
Affirm Master Trust, Series 2026-2A, Class B, 5.07% 4/16/2035 (e)(j)	3,585	3,594
Ansley Park Capital, LLC, Series 2025-A, Class A2, 4.43% 4/20/2035 (e)(j)	18,780	18,729
Ansley Park Capital, LLC, Series 2025-A, Class B, 4.60% 4/20/2035 (e)(j)	1,725	1,707
Ansley Park Capital, LLC, Series 2025-A, Class C, 4.82% 4/20/2035 (e)(j)	287	284
APL Finance, LLC, Series 2025-1A, Class A, 4.81% 3/20/2036 (e)(j)	14,682	14,686
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (e)(j)	50,181	49,599
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (e)(j)	45,006	44,989
Apollo Aviation Securitization Equity Trust, Series 2025-1A, Class A, 5.943% 2/16/2050 (e)(j)	13,530	13,638
Auxilior Term Funding, LLC, Series 24-1, Class A3, 5.49% 7/15/2031 (e)(j)	14,066	14,250
Auxilior Term Funding, LLC, Series 24-1, Class C, 6.01% 7/15/2031 (e)(j)	1,197	1,219
AXIS Equipment Finance Receivables, LLC, Series 2022-2, Class A2, 5.30% 6/21/2028 (e)(j)	117	117
AXIS Equipment Finance Receivables, LLC, Series 2023-1, Class A2, 6.09% 12/20/2029 (e)(j)	922	928
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031 (e)(j)	7,056	7,125
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033 (e)(j)	81	81
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 11/17/2033 (e)(j)	914	897
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034 (e)(j)	396	394
Beacon Container Finance II, LLC, Series 2021-1A, Class A, 2.25% 10/22/2046 (e)(j)	2,282	2,126
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046 (e)(j)	14,084	13,367
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046 (e)(j)	1,789	1,709
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (e)(j)	3,288	3,300
Blue Owl Asset Leasing Trust, Series 2024-1A, Class B, 5.41% 3/15/2030 (e)(j)	1,639	1,653
Blue Owl Asset Leasing Trust, Series 2024-1A, Class C, 6.38% 1/15/2031 (e)(j)	522	529
The Bond Fund of America — Page 100 of 122

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039 (e)(j)	USD14,925	$14,908
CAL Funding IV, Ltd., Series 2020-1A, Class A, 2.22% 9/25/2045 (e)(j)	1,690	1,623
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (e)(j)	18,658	18,943
Capteris Equipment Finance, Series 2026-1A, Class A2, 4.44% 9/20/2033 (e)(j)	7,418	7,414
Capteris Equipment Finance, Series 2026-1A, Class B, 4.95% 9/20/2033 (e)(j)	1,452	1,456
Capteris Equipment Finance, Series 2026-1A, Class C, 5.18% 9/20/2033 (e)(j)	1,452	1,457
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (e)(j)	75,347	71,145
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037 (e)(j)	12,228	11,473
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037 (e)(j)	3,271	3,209
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (e)(j)	29,341	29,586
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class B, 6.504% 2/15/2050 (e)(j)	13,582	13,680
Castlelake Aircraft Securitization Trust, Series 2025-3A, Class A, 5.087% 11/15/2050 (e)(j)	49,405	48,854
CCG Receivables Trust, Series 2023-2, Class A2, 6.28% 4/14/2032 (e)(j)	324	327
CCG Receivables Trust, Series 2025-1, Class B, 4.69% 10/14/2032 (e)(j)	900	906
CCG Receivables Trust, Series 2025-2, Class A2, 4.14% 8/15/2034 (e)(j)	24,274	24,279
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (e)(j)	87,864	74,328
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (e)(j)	15,244	12,508
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060 (e)(j)	12,880	8,076
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060 (e)(j)	989	639
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (e)(j)	87,758	71,233
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061 (e)(j)	5,694	3,530
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (e)(j)	97,219	97,344
CF Hippolyta, LLC, Series 2022-1A, Class A2, 6.11% 8/15/2062 (e)(j)	42,669	42,202
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (e)(j)	3,333	3,342
Clarus Capital Funding, LLC, Series 2024-1A, Class B, 4.79% 8/20/2032 (e)(j)	2,324	2,331
CLI Funding IX, LLC, Series 2024-1A, Class C, 6.00% 7/20/2049 (e)(j)	2,538	2,518
CLI Funding V, LLC, Series 2020-2A, Class B, 3.56% 9/15/2045 (e)(j)	293	277
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (e)(j)	4,617	4,350
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045 (e)(j)	2,871	2,703
CLI Funding VI, LLC, Series 2020-1A, Class B, 3.62% 9/18/2045 (e)(j)	553	524
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (e)(j)	4,810	4,532
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046 (e)(j)	6,324	5,871
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046 (e)(j)	680	629
CNH Equipment Trust, Series 2024-A, Class A3, 4.77% 6/15/2029 (j)	1,170	1,178
CNH Equipment Trust, Series 2024-B, Class A3, 5.19% 9/17/2029 (j)	5,118	5,165
CNH Equipment Trust, Series 2025-A, Class A3, 4.36% 8/15/2030 (j)	1,680	1,689
Commercial Equipment Finance, Series 2025-1A, Class A, 4.83% 5/15/2031 (e)(j)	1,508	1,509
Consolidated Communications, LLC, Series 2026-1A, Class A2, 5.079% 3/20/2056 (e)(j)	8,790	8,763
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031 (e)(j)	20,153	20,409
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030 (e)(j)	4,801	4,841
CWHEQ Revolving Home Equity Loan Trust, Series 2005-C, Class 2A, FSA insured, (1-month USD CME Term SOFR + 0.294%) 3.967% 7/15/2035 (f)(j)	335	324
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD CME Term SOFR + 0.254%) 3.927% 1/15/2037 (f)(j)	667	646
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD CME Term SOFR + 0.264%) 3.937% 2/15/2037 (f)(j)	936	893
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027 (j)	516	519
Daimler Trucks Retail Trust, Series 2024-1, Class A4, 5.56% 7/15/2031 (j)	3,048	3,089
DataBank Issuer, LLC, Series 2026-1A, Class A2, 5.811% 2/25/2056 (e)(j)	6,294	6,268
Dell Equipment Finance Trust, Series 2023-3, Class A3, 5.93% 4/23/2029 (e)(j)	1,634	1,639
Dell Equipment Finance Trust, Series 2024-2, Class A3, 4.59% 8/22/2030 (e)(j)	7,522	7,552
Dell Equipment Finance Trust, Series 2024-2, Class B, 4.82% 8/22/2030 (e)(j)	1,083	1,090
Dext ABS, LLC, Series 2025-2, Class A2, 4.10% 4/17/2028 (e)(j)	3,198	3,198
Dext ABS, LLC, Series 2023-1, Class A2, 5.99% 3/15/2032 (e)(j)	1,566	1,571
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unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
Dext ABS, LLC, Series 2025-1, Class A3, 4.77% 8/15/2035 (e)(j)	USD20,109	$20,252
Dext ABS, LLC, Series 2025-2, Class A3, 4.23% 4/15/2036 (e)(j)	4,676	4,675
DLLAD, LLC, Series 2024-1, Class A2, 5.50% 8/20/2027 (e)(j)	1,743	1,748
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029 (e)(j)	22,017	22,369
DLLAD, LLC, Series 2025-1A, Class A3, 4.42% 9/20/2030 (e)(j)	3,145	3,165
DLLAD, LLC, Series 2024-1, Class A4, 5.38% 9/22/2031 (e)(j)	2,412	2,484
DLLMT, LLC, Series 2026-1A, Class A2, 4.03% 7/20/2028 (e)(j)	1,826	1,825
DLLMT, LLC, Series 2024-1A, Class A4, 4.98% 4/20/2032 (e)(j)	4,920	4,987
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (e)(j)	614	575
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (e)(j)	36,778	37,054
EquipmentShare, Series 2024-2M, Class B, 6.43% 12/20/2032 (e)(j)	2,243	2,260
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (e)(j)	16,767	16,770
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (e)(j)	879	829
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045 (e)(j)	447	422
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (e)(j)	7,008	6,434
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046 (e)(j)	159	143
GGAM Master Trust International, Ltd., Series 2025-1A, Class A, 5.923% 9/30/2060 (e)(j)	17,404	17,397
Global SC Finance SRL, Series 2025-1H, Class A, 6.169% 9/20/2045 (e)(j)	39,499	39,396
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 8/17/2039 (e)(j)	4,168	4,075
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (e)(j)	2,749	2,643
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040 (e)(j)	619	598
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (e)(j)	5,491	5,285
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (e)(j)	36,142	33,808
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (e)(j)	26,078	24,551
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041 (e)(j)	1,831	1,704
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A2, 5.28% 3/15/2027 (e)(j)	348	349
GreatAmerica Leasing Receivables Funding, LLC, Series 2023-1, Class A3, 5.15% 7/15/2027 (e)(j)	773	776
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-1, Class A2, 4.52% 10/15/2027 (e)(j)	2,690	2,696
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A3, 5.00% 9/15/2028 (e)(j)	15,472	15,630
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-1, Class A3, 4.49% 4/16/2029 (e)(j)	2,407	2,419
GreatAmerica Leasing Receivables Funding, LLC, Series 2022-1, Class A4, 5.35% 7/16/2029 (e)(j)	12,036	12,086
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A4, 5.02% 5/15/2031 (e)(j)	10,419	10,618
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-2, Class B, 4.50% 9/15/2032 (e)(j)	1,420	1,421
Henderson Receivables, LLC, Series 2006-3A, Class A1, (1-month USD CME Term SOFR + 0.314%) 3.987% 9/15/2041 (e)(f)(j)	124	123
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (e)(j)	23,098	22,935
HPEFS Equipment Trust, Series 2024-2, Class B, 5.35% 10/20/2031 (e)(j)	2,717	2,737
HPEFS Equipment Trust, Series 2024-2, Class A3, 5.36% 10/20/2031 (e)(j)	5,675	5,696
HPEFS Equipment Trust, Series 2025-1A, Class A3, 4.43% 9/20/2032 (e)(j)	1,322	1,326
HPEFS Equipment Trust, Series 2025-2A, Class A3, 4.03% 11/22/2032 (e)(j)	8,535	8,518
HPEFS Equipment Trust, Series 2025-2A, Class B, 4.21% 11/22/2032 (e)(j)	2,448	2,438
HPEFS Equipment Trust, Series 2025-2A, Class C, 4.41% 11/22/2032 (e)(j)	4,234	4,213
John Deere Owner Trust, Series 2024-B, Class A3, 5.20% 3/15/2029 (j)	6,104	6,164
Kubota Credit Owner Trust, Series 2024-2, Class A2, 5.45% 4/15/2027 (e)(j)	1,391	1,392
Ledn Issuer Trust, Series 2026-1A, Class A, 6.748% 2/25/2041 (e)(j)	25,070	25,194
Lightpath Fiber Issuer, LLC, Series 2026-1A, Class A2, 5.597% 3/25/2056 (e)(j)	12,236	12,255
M&T Equipment Notes, Series 2025-1A, Class A3, 4.78% 9/17/2029 (e)(j)	3,000	3,024
M&T Equipment Notes, Series 2023-1, Class A3, 5.74% 7/15/2030 (e)(j)	984	987
M&T Equipment Notes, Series 2024-1, Class A3, 4.76% 8/18/2031 (e)(j)	1,884	1,898
Merchants Fleet Funding, LLC, Series 2023-1, Class A, 7.21% 5/20/2036 (e)(j)	2,255	2,260
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (e)(j)	9,959	10,005
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56% 7/20/2029 (e)(j)	6,712	6,724
Merit DAC, Series 2026-1A, Class A, 4.852% 2/15/2040 (e)(j)	35,577	35,117
MMAF Equipment Finance, LLC, Series 20-A, Class A3, 0.97% 4/9/2027 (e)(j)	751	748
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unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
MMAF Equipment Finance, LLC, Series 2026-A, Class A2, 3.89% 4/13/2029 (e)(j)	USD11,000	$10,982
MMAF Equipment Finance, LLC, Series 2026-A, Class A3, 4.08% 7/13/2033 (e)(j)	8,750	8,718
MMP Capital, Series 2025-A, Class A, 5.36% 12/15/2031 (e)(j)	859	865
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (e)(j)	16,124	15,312
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (e)(j)	357,770	301,010
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class B1, 2.41% 10/20/2061 (e)(j)	5,195	3,348
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (e)(j)	6,553	6,586
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (e)(j)	6,949	6,971
NMEF Funding, LLC, Series 2025-B, Class A2, 4.64% 1/18/2033 (e)(j)	7,890	7,918
NMEF Funding, LLC, Series 2025-B, Class B, 4.73% 1/18/2033 (e)(j)	1,589	1,594
NMEF Funding, LLC, Series 2026-A, Class A2, 4.09% 2/15/2034 (e)(j)	2,518	2,514
NMEF Funding, LLC, Series 2026-A, Class A3, 4.20% 2/15/2034 (e)(j)	673	670
Oaktree ABF Equipment ST, LLC, Series 2026-1A, Class A2, 4.50% 10/17/2033 (e)(j)	1,870	1,875
OHS Issuer, LLC, Series 2026-1, Class A2, 5.98% 2/25/2061 (e)(j)	2,740	2,693
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (e)(j)	11,946	12,061
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031 (e)(j)	2,366	2,377
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (e)(j)	12,728	12,772
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class B, 5.42% 10/17/2031 (e)(j)	3,931	3,899
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class C, 7.03% 10/17/2031 (e)(j)	146	146
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class A, 5.08% 4/19/2032 (e)(j)	17,015	17,075
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class B, 5.52% 4/19/2032 (e)(j)	5,040	5,001
OnDeck Asset Securitization Trust, LLC, Series 2025-2A, Class A, 4.84% 11/17/2032 (e)(j)	1,659	1,658
OnDeck Asset Securitization Trust, LLC, Series 2025-2A, Class B, 5.23% 11/17/2032 (e)(j)	2,414	2,381
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031 (e)(j)	1,503	1,478
Pagaya AI Debt Selection Trust, Series 2025-R3, Class A, 4.841% 1/18/2033 (e)(j)	9,756	9,751
Pagaya AI Debt Selection Trust, Series 2025-R3, Class B, 5.088% 1/18/2033 (e)(j)	9,579	9,561
Pagaya AI Debt Selection Trust, Series 2026-1, Class A2, 4.739% 9/15/2033 (e)(j)	2,683	2,680
Pagaya AI Debt Selection Trust, Series 2026-1, Class B, 5.37% 9/15/2033 (e)(j)	6,122	6,110
Pagaya AI Debt Selection Trust, Series 2026-1, Class C, 5.507% 9/15/2033 (e)(j)	5,220	5,217
Pagaya AI Debt Selection Trust, Series 2026-1, Class D, 5.744% 9/15/2033 (e)(j)	4,120	4,112
Pagaya AI Debt Selection Trust, Series 2026-R1, Class A, 4.714% 12/15/2033 (e)(j)	26,355	26,294
Pagaya AI Debt Selection Trust, Series 2026-R1, Class B, 5.276% 12/15/2033 (e)(j)	12,400	12,352
Pagaya AI Debt Selection Trust, Series 2026-R1, Class C, 5.409% 12/15/2033 (e)(j)	6,789	6,757
Pagaya AI Debt Selection Trust, Series 2026-R1, Class D, 5.75% 12/15/2033 (e)(j)	6,481	6,405
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (e)(j)	1,748	1,751
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (e)(j)	7,424	7,469
PEAC Solutions Receivables, LLC, Series 2026-1A, Class A2, 4.27% 10/20/2028 (e)(j)	4,294	4,295
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (e)(j)	3,552	3,570
PEAC Solutions Receivables, LLC, Series 2024-1A, Class B, 5.79% 11/20/2030 (e)(j)	2,728	2,786
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A3, 4.65% 10/20/2031 (e)(j)	5,839	5,860
PEAC Solutions Receivables, LLC, Series 2024-2A, Class B, 4.83% 10/20/2031 (e)(j)	2,847	2,860
PEAC Solutions Receivables, LLC, Series 2026-1A, Class A3, 4.39% 7/20/2033 (e)(j)	1,360	1,360
PFS Financing Corp., Series 2024-C, Class A, (30-day Average USD-SOFR + 0.80%) 4.472% 4/15/2028 (e)(f)(j)	10,000	10,002
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028 (e)(j)	26,701	26,738
PFS Financing Corp., Series 2024-D, Class A, 5.34% 4/15/2029 (e)(j)	11,858	11,995
PG&E Recovery Funding, LLC, Series 2024-A, Class A1, 4.838% 6/1/2033 (j)	11,083	11,253
PK ALIFT Loan Funding, Series 2024-2, Class B, 5.142% 10/15/2039 (e)(j)	5,885	5,898
PK ALIFT Loan Funding, Series 2025-2, Class A, 4.75% 3/15/2043 (e)(j)	10,357	10,321
PK ALIFT Loan Funding, Series 2026-1, Class A, 4.614% 9/15/2043 (e)(j)	12,729	12,590
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 1.70%) 5.373% 9/15/2039 (e)(f)(j)	2,486	2,512
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039 (e)(j)	8,565	8,720
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (e)(j)	16,689	16,744
The Bond Fund of America — Page 103 of 122

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029 (e)(j)	USD1,533	$1,537
Post Road Equipment Finance, Series 2025-1A, Class A2, 4.90% 5/15/2031 (e)(j)	2,853	2,873
Post Road Equipment Finance, Series 2025-1A, Class B, 5.04% 5/15/2031 (e)(j)	725	733
Post Road Equipment Finance, Series 2025-1A, Class C, 5.13% 5/15/2031 (e)(j)	1,725	1,744
Reach Financial, LLC, Series 2024-2, Class B, 5.84% 7/15/2031 (e)(j)	9,090	9,173
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031 (e)(j)	905	907
Reach Financial, LLC, Series 2026-1A, Class A, 4.32% 2/15/2033 (e)(j)	1,180	1,180
Reach Financial, LLC, Series 2026-1A, Class B, 4.37% 2/15/2033 (e)(j)	1,634	1,629
Reach Financial, LLC, Series 2026-1A, Class C, 4.80% 2/15/2033 (e)(j)	4,579	4,551
Sabey Data Center Issuer, LLC, Series 2026-1, Class A2, 5.482% 1/20/2051 (e)(j)	6,185	6,148
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029 (e)(j)	1,338	1,341
SCF Equipment Leasing, LLC, Series 2024-1A, Class A3, 5.52% 1/20/2032 (e)(j)	1,439	1,463
SCF Equipment Leasing, LLC, Series 2024-1, Class B, 5.56% 4/20/2032 (e)(j)	4,000	4,115
SCF Equipment Leasing, LLC, Series 2024-1A, Class C, 5.82% 9/20/2032 (e)(j)	1,625	1,678
SCF Equipment Trust, LLC, Series 2025-1A, Class A2, 4.82% 7/22/2030 (e)(j)	2,392	2,398
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (e)(j)	1,526	1,553
SCF Equipment Trust, LLC, Series 2025-1A, Class B, 5.23% 9/20/2034 (e)(j)	4,119	4,235
SCF Equipment Trust, LLC, Series 2025-1A, Class C, 5.37% 9/20/2034 (e)(j)	2,361	2,422
SCF Equipment Trust, LLC, Series 2025-1A, Class D, 5.88% 11/20/2035 (e)(j)	1,386	1,420
SCF Equipment Trust, LLC, Series 2025-2A, Class D, 5.33% 6/20/2036 (e)(j)	269	267
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046 (e)(j)	12,597	11,954
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046 (e)(j)	2,319	2,216
SLAM, Ltd., Series 2024-1A, Class A, 5.335% 9/15/2049 (e)(j)	20,781	20,745
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (e)(j)	12,703	12,077
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (e)(j)	3,881	3,804
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041 (e)(j)	433	429
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (e)(j)	1,962	1,921
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033 (e)(j)	2,684	2,625
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054 (e)(j)	4,054	4,008
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054 (e)(j)	2,393	2,363
Subway Funding, LLC, Series 2024-1, Class A2I, 6.028% 7/30/2054 (e)(j)	44,128	44,445
Subway Funding, LLC, Series 2024-1, Class A2II, 6.268% 7/30/2054 (e)(j)	50,547	51,049
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (e)(j)	3,804	3,704
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (j)	26,177	26,283
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78% 2/15/2031 (j)	8,800	8,892
Synchrony Card Issuance Trust, Series 2025-A2, Class A, 4.49% 5/15/2031 (j)	25,857	26,031
Synchrony Card Issuance Trust, Series 2025-A3, Class A, 4.06% 11/15/2031 (j)	16,833	16,783
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (e)(j)	12,337	11,835
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045 (e)(j)	7,749	7,477
Textainer Marine Containers, Ltd., Series 2020-1A, Class B, 4.94% 8/21/2045 (e)(j)	2,706	2,670
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (e)(j)	13,642	12,865
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045 (e)(j)	5,935	5,694
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (e)(j)	1,561	1,469
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (e)(j)	22,971	21,696
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (e)(j)	21,209	21,213
TIF Funding II, LLC, Series 2020-1A, Class B, 3.82% 8/20/2045 (e)(j)	1,033	1,002
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046 (e)(j)	4,501	4,113
TIF Funding II, LLC, Series 2024-1, Class C, 6.31% 4/20/2049 (e)(j)	597	596
Trinity Rail Leasing, LP, Series 2020-2A, Class A2, 2.56% 11/19/2050 (e)(j)	12,369	11,927
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (e)(j)	10,701	10,073
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046 (e)(j)	9,108	8,428
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046 (e)(j)	664	611
U.S. Bank NA, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (e)(j)	4,883	4,919
U.S. Bank NA, Series 2025-SUP2, Class B1, 4.818% 9/25/2032 (e)(j)	16,157	16,210
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class A, 4.244% 3/15/2034 (e)(j)	USD3,766	$3,761
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class B, 4.635% 3/15/2034 (e)(j)	1,240	1,233
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class C, 5.13% 3/15/2034 (e)(j)	1,331	1,321
Upstart Securitization Trust, Series 2025-4, Class B, 5.20% 11/20/2035 (e)(j)	12,937	12,978
Upstart Securitization Trust, Series 2026-1, Class A2, 4.30% 3/20/2036 (e)(j)	1,866	1,866
Upstart Securitization Trust, Series 2026-1, Class B, 4.98% 3/20/2036 (e)(j)	4,684	4,666
Verdant Receivables, LLC, Series 2025-1A, Class A2, 4.85% 3/13/2028 (e)(j)	6,236	6,258
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (e)(j)	2,429	2,468
Verdant Receivables, LLC, Series 2024-1, Class B, 5.72% 12/12/2031 (e)(j)	2,400	2,458
Verdant Receivables, LLC, Series 2024-1, Class C, 6.25% 12/12/2031 (e)(j)	205	211
Verdant Receivables, LLC, Series 2025-1A, Class A3, 4.96% 5/12/2033 (e)(j)	1,873	1,893
Verizon Master Trust, Series 2025-7, Class A1A, 3.96% 8/20/2031 (j)	27,183	27,088
Verizon Master Trust, Series 2025-4, Class A, 4.76% 3/21/2033 (e)(j)	15,536	15,769
VFI ABS, LLC, Series 2025-1A, Class A, 4.78% 6/24/2030 (e)(j)	2,813	2,823
Volvo Financial Equipment, LLC, Series 2025-1A, Class A2, 4.41% 11/15/2027 (e)(j)	6,982	6,992
Volvo Financial Equipment, LLC, Series 2024-1A, Class A3, 4.29% 10/16/2028 (e)(j)	2,414	2,418
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (e)(j)	2,338	2,349
Wingspire Equipment Finance, LLC, Series 2024-1A, Class C, 5.28% 9/20/2032 (e)(j)	721	727
Wingspire Equipment Finance, LLC, Series 2025-1A, Class A2, 4.33% 9/20/2033 (e)(j)	1,315	1,314
Wingspire Equipment Finance, LLC, Series 2025-1A, Class B, 4.57% 9/20/2033 (e)(j)	701	699
Wingspire Equipment Finance, LLC, Series 2025-1A, Class C, 4.76% 9/20/2033 (e)(j)	107	107
Wingspire Equipment Finance, LLC, Series 2025-1A, Class D, 5.45% 9/20/2033 (e)(j)	320	318
		2,647,536
Collateralized loan obligations 0.73%
522 Funding CLO, Ltd., Series 2019-5A, Class AR2, (3-month USD CME Term SOFR + 1.02%) 4.68% 4/15/2035 (e)(f)(j)	3,199	3,196
ABPCI Direct Lending Fund CLO, Ltd., Series 2019-6A, Class A1RR, (3-month USD CME Term SOFR + 1.40%) 5.07% 1/27/2037 (e)(f)(j)	2,750	2,738
Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 4.798% 4/20/2032 (e)(f)(j)	6,340	6,342
Apex Credit CLO, LLC, Series 2021-2A, Class A2R, (3-month USD CME Term SOFR + 1.85%) 5.518% 10/20/2034 (e)(f)(j)	1,842	1,843
Apidos CLO, Ltd., Series 2019-32A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 4.768% 1/20/2033 (e)(f)(j)	17,858	17,887
ARES CLO, Ltd., Series 2021-62, Class A1R, (3-month USD CME Term SOFR + 1.07%) 4.738% 1/25/2034 (e)(f)(j)	4,710	4,708
ARES CLO, Ltd., Series 2021-62A, Class BR, (3-month USD CME Term SOFR + 1.50%) 5.168% 1/25/2034 (e)(f)(j)	3,000	2,981
ARES CLO, Ltd., Series 2021-62A, Class CR, (3-month USD CME Term SOFR + 1.90%) 5.568% 1/25/2034 (e)(f)(j)	6,000	5,967
ARES CLO, Ltd., Series 2013-2A, Class CR3, (3-month USD CME Term SOFR + 1.85%) 5.521% 10/28/2034 (e)(f)(j)	4,174	4,154
ARES CLO, Ltd., Series 2019-53A, Class CR2, (3-month USD CME Term SOFR + 1.80%) 5.468% 10/24/2036 (e)(f)(j)	5,011	4,976
ARES CLO, Ltd., Series 2019-53A, Class D1R2, (3-month USD CME Term SOFR + 2.45%) 6.118% 10/24/2036 (e)(f)(j)	2,715	2,590
Atlas Senior Loan Fund CLO, Ltd., Series 2021-16A, Class C1R, (3-month USD CME Term SOFR + 1.90%) 5.568% 1/20/2034 (e)(f)(j)	4,852	4,809
Atlas Static Senior Loan Fund CLO, Ltd., Series 2022-1, Class DR, (3-month USD CME Term SOFR + 5.00%) 8.672% 7/15/2030 (e)(f)(j)	2,000	2,007
Babson CLO, Ltd., Series 2021-2A, Class A1R, (3-month USD CME Term SOFR + 1.07%) 4.742% 7/15/2034 (e)(f)(j)	23,348	23,337
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Collateralized loan obligations (continued)	Principal amount (000)	Value (000)
Ballyrock CLO, Ltd., Series 2022-20A, Class A1A3, (3-month USD CME Term SOFR + 1.05%) 4.722% 10/15/2036 (e)(f)(j)	USD18,764	$18,736
Barings Middle Market CLO, Ltd., Series 2021-I, Class A1, (3-month USD CME Term SOFR + 0.262%) + 1.55%) 5.479% 7/20/2033 (e)(f)(j)	742	743
Basswood Park CLO, Ltd., Series 2021-1A, Class AR, (3-month USD CME Term SOFR + 4.50%) 4.698% 4/20/2034 (e)(f)(j)	3,837	3,832
Battalion CLO, Ltd., Series 2018-12A, Class ARR, (3-month USD CME Term SOFR + 0.93%) 4.583% 5/17/2031 (e)(f)(j)	4,836	4,837
Battalion CLO, Ltd., Series 2018-12A, Class BRR, (3-month USD CME Term SOFR + 1.20%) 4.853% 5/17/2031 (e)(f)(j)	15,875	15,875
Battalion CLO, Ltd., Series 2024-25, Class C, (3-month USD CME Term SOFR + 2.50%) 6.168% 3/13/2037 (e)(f)(j)	2,400	2,400
BCC Middle Market CLO, Series 2023-2A, Class A1R, (3-month USD CME Term SOFR + 1.35%) 5.045% 10/21/2035 (e)(f)(j)	2,670	2,649
Black Diamond CLO, Ltd., Series 2016-1X, Class A1AR, (3-month USD CME Term SOFR + 1.292%) 4.96% 4/26/2031 (f)(i)(j)	1,029	1,029
Blackrock CLO, Series 2025-2A, Class A, (3-month USD CME Term SOFR + 1.27%) 5.047% 11/21/2033 (e)(f)(j)	25,866	25,876
Blackrock Elbert CLO V, LLC, Series 5A, Class AR, (3-month USD CME Term SOFR + 1.85%) 5.524% 6/15/2034 (e)(f)(j)	2,324	2,329
Bluemountain CLO, Ltd., Series 2021-31A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 4.768% 4/19/2034 (e)(f)(j)	17,239	17,219
Bluemountain CLO, Ltd., Series 2021-31A, Class CR, (3-month USD CME Term SOFR + 1.85%) 5.518% 4/19/2034 (e)(f)(j)	5,917	5,882
Canyon Capital CLO, Ltd., Series 2021-1A, Class AR, (3-month USD CME Term SOFR + 1.05%) 4.722% 4/15/2034 (e)(f)(j)	25,050	25,041
Canyon Capital CLO, Ltd., Series 2021-1A, Class BR, (3-month USD CME Term SOFR + 1.55%) 5.222% 4/15/2034 (e)(f)(j)	3,000	2,985
Canyon Capital CLO, Ltd., Series 2021-1A, Class CR, (3-month USD CME Term SOFR + 1.75%) 5.422% 4/15/2034 (e)(f)(j)	3,500	3,490
Canyon Capital CLO, Ltd., Series 2021-1A, Class DR, (3-month USD CME Term SOFR + 2.90%) 6.572% 4/15/2034 (e)(f)(j)	3,000	2,913
Canyon Capital CLO, Ltd., Series 2021-2, Class D, (3-month USD CME Term SOFR + 3.612%) 7.284% 4/15/2034 (e)(f)(j)	577	573
Cedar Funding CLO, Ltd., Series 2016-6A, Class BR3, (3-month USD CME Term SOFR + 1.55%) 5.218% 4/20/2034 (e)(f)(j)	3,000	2,986
Cedar Funding CLO, Ltd., Series,2016-6A, Class CR3, (3-month USD CME Term SOFR + 1.80%) 5.468% 4/20/2034 (e)(f)(j)	5,000	4,991
Cerberus Onshore CLO, LLC, Series 2025-4A, Class A, (3-month USD CME Term SOFR + 1.48%) 5.163% 1/15/2038 (e)(f)(j)	6,000	5,987
CIFC Funding CLO, Ltd., Series 2023-2A, Class CR, (3-month USD CME Term SOFR + 1.65%) 5.312% 1/21/2037 (e)(f)(j)	4,250	4,223
Dryden Senior Loan Fund CLO, Series 2016-45A, Class A1RR, (3-month USD CME Term SOFR + 1.08%) 4.752% 10/15/2030 (e)(f)(j)	2,881	2,880
Dryden Senior Loan Fund CLO, Series 2022-113A, Class BR3, (3-month USD CME Term SOFR + 1.45%) 5.118% 10/15/2037 (e)(f)(j)	2,500	2,499
Dryden Senior Loan Fund CLO, Series 2022-113A, Class CR3 (3-month USD CME Term SOFR + 1.60%) 5.268% 10/15/2037 (e)(f)(j)	2,800	2,783
Elmwood CLO 15, Ltd., 4/22/2035 (3-month CME Term SOFR + 2.90%) 6.569% 4/22/2035 (e)(f)(j)	5,600	5,483
Elmwood CLO I, Ltd., Series 2019-1A, Class CR3, (3-month USD CME Term SOFR + 1.60%) 5.256% 4/20/2037 (e)(f)(j)	6,000	5,967
Flatiron CLO, Ltd., Series 2024-1A, Class A1R, (3-month USD CME Term SOFR + 1.08%) 4.752% 7/15/2036 (e)(f)(j)	9,846	9,833
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Collateralized loan obligations (continued)	Principal amount (000)	Value (000)
Fortress Credit BSL CLO, Ltd., Series 2019-1A, Class CR, (3-month USD CME Term SOFR + 2.10%) 5.771% 7/23/2032 (e)(f)(j)	USD4,250	$4,240
Fortress Credit BSL CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD CME Term SOFR + 1.05%) 4.718% 10/20/2032 (e)(f)(j)	3,516	3,518
Fortress Credit BSL CLO, Ltd., Series 2019-2A, Class CR, (3-month USD CME Term SOFR + 2.00%) 5.668% 10/20/2032 (e)(f)(j)	3,500	3,490
Fortress Credit BSL CLO, Ltd., Series 2019-2A, Class DR, (3-month USD CME Term SOFR + 2.85%) 6.518% 10/20/2032 (e)(f)(j)	2,470	2,427
Fortress Credit BSL CLO, Ltd., Series 2022-2, Class AR, (3-month USD CME Term SOFR + 1.40%) 5.068% 10/18/2033 (e)(f)(j)	6,692	6,692
Fortress Credit BSL CLO, Ltd., Series 2022-2, Class CR, (3-month USD CME Term SOFR + 2.60%) 6.268% 10/18/2033 (e)(f)(j)	6,000	5,998
Fortress Credit BSL CLO, Ltd., Series 2020-1A, Class BR, (3-month USD CME Term SOFR + 1.70%) 5.368% 10/20/2033 (e)(f)(j)	2,585	2,586
Fortress Credit BSL CLO, Ltd., Series 2020-1A, Class CR, (3-month USD CME Term SOFR + 2.05%) 5.718% 10/20/2033 (e)(f)(j)	4,950	4,930
Fortress Credit BSL CLO, Ltd., Series 2022-3A, Class BR, (3-month USD CME Term SOFR + 1.85%) 5.518% 10/20/2035 (e)(f)(j)	2,000	2,001
Fortress Credit BSL CLO, Ltd., Series 2023-1A, Class BR, (3-month USD CME Term SOFR + 1.85%) 5.521% 4/23/2036 (e)(f)(j)	2,488	2,489
Fortress Credit BSL CLO, Ltd., Series 2023-3A, Class CR, (3-month USD CME Term SOFR + 1.75%) 5.421% 1/23/2037 (e)(f)(j)	872	868
Fortress Credit Opportunities CLO, LLC, Series 2025-37A, Class B, (3-month USD CME Term SOFR + 2.60%) 6.268% 7/20/2033 (e)(f)(j)	6,000	6,005
Galaxy CLO, Ltd., Series 2016-22A, Class BR4, (3-month USD CME Term SOFR + 1.40%) 5.263% 4/16/2034 (e)(f)(j)	1,840	1,832
Galaxy CLO, Ltd., Series 2024-33A, Class CR, (3-month USD CME Term SOFR + 2.05%) 5.761% 4/20/2037 (e)(f)(j)	1,075	1,076
GoldenTree Loan Management US CLO 18, Ltd., Series 2023-18A, Class CR, (3-month USD CME Term SOFR + 1.70%) 5.368% 1/20/2037 (e)(f)(j)	2,588	2,576
GoldenTree Loan Management US CLO 18, Ltd., Series 2023-18A, Class DR, (3-month USD CME Term SOFR + 2.55%) 6.218% 1/20/2037 (e)(f)(j)	4,224	4,172
Golub Capital Partners CLO, Ltd., Series 2016-31A, Class A1RR, (3-month USD CME Term SOFR + 1.60%) 5.263% 11/5/2037 (e)(f)(j)	5,000	5,002
Golub Capital Partners CLO, Ltd., Series 2019-44A, Class A1R, (3-month USD CME Term SOFR + 1.57%) 5.44% 10/21/2038 (e)(f)(j)	5,000	4,976
Golub Capital Partners Static CLO, Ltd., Series 2024-1, Class AR, (3-month USD CME Term SOFR + 1.12%) 4.788% 7/20/2035 (e)(f)(j)	13,577	13,576
Golub Capital Partners Static CLO, Ltd., Series 2024-1, Class CR, (3-month USD CME Term SOFR + 1.65%) 5.318% 7/20/2035 (e)(f)(j)	9,437	9,410
Golub Capital Private Credit Fund CLO, Series 2025-BSL1A, Class C, (3-month USD CME Term SOFR + 1.70%) 5.364% 1/20/2034 (e)(f)(j)	1,808	1,799
Greywolf CLO, Ltd., Series 2013-1A, Class B1RR, (3-month USD CME Term SOFR + 2.56%) 6.234% 4/15/2034 (e)(f)(j)	500	500
Harvest US CLO, Ltd., Series 2023-1A, Class CR, (3-month USD CME Term SOFR + 1.75%) 5.422% 1/15/2037 (e)(f)(j)	3,235	3,205
Jamestown CLO, Ltd., Series 2021-16A, Class CR, (3-month USD CME Term SOFR + 1.95%) 5.618% 7/25/2034 (e)(f)(j)	2,960	2,957
KKR Financial CLO, Ltd., Series 11, Class AR, (3-month USD CME Term SOFR + 1.442%) 5.114% 1/15/2031 (e)(f)(j)	1,529	1,530
Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 4.922% 7/15/2036 (e)(f)(j)	24,476	24,482
Marble Point CLO XXIV, Ltd., Series 2022-1A, Class BR, (3-month USD CME Term SOFR + 1.50%) 5.163% 4/20/2035 (e)(f)(j)	3,000	2,964
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Collateralized loan obligations (continued)	Principal amount (000)	Value (000)
Marble Point CLO XXIV, Ltd., Series 2022-1A, Class C1R, (3-month USD CME Term SOFR + 1.70%) 5.363% 4/20/2035 (e)(f)(j)	USD4,318	$4,284
Marble Point CLO, Ltd., Series 2019-1A, Class A1R2, (3-month USD CME Term SOFR + 1.04%) 4.711% 7/23/2032 (e)(f)(j)	23,959	23,959
Monroe Capital MML CLO XI, Ltd., Series 2021-2, Class A1, (3-month USD CME Term SOFR + 1.762%) 5.436% 9/14/2033 (e)(f)(j)	2,453	2,457
Neuberger Berman CLO, Ltd., Series 2022-50A, Class CR2, (3-month USD CME Term SOFR + 1.55%) 5.209% 7/23/2036 (e)(f)(j)	4,440	4,421
Northwoods Capital CLO, Ltd., Series 2018-12BA, Class BR, (3-month USD CME Term SOFR + 1.70%) 5.374% 6/15/2031 (e)(f)(j)	4,000	3,999
Northwoods Capital CLO, Ltd., Series 2018-12BA, Class CR, (3-month USD CME Term SOFR + 2.05%) 5.724% 6/15/2031 (e)(f)(j)	4,000	4,005
Northwoods Capital CLO, Ltd., Series 2021-25A, Class DR, (3-month USD CME Term SOFR + 2.90%) 6.568% 7/20/2034 (e)(f)(j)	3,833	3,740
Ocean Trails CLO, Series 2021-11A, Class DR, (3-month USD CME Term SOFR + 3.10%) 6.768% 7/20/2034 (e)(f)(j)	3,000	2,831
Ocean Trails CLO, Series 2022-12A, Class B1R, (3-month USD CME Term SOFR + 1.75%) 5.418% 7/20/2035 (e)(f)(j)	8,000	7,980
Ocean Trails CLO, Series 2024-16A, Class D1, (3-month USD CME Term SOFR + 3.30%) 6.968% 1/20/2038 (e)(f)(j)	1,000	997
Palmer Square Loan Funding CLO, Ltd., Series 2022-4A, Class A1RN, (3-month USD CME Term SOFR + 1.00%) 4.668% 7/24/2031 (e)(f)(j)	411	411
Palmer Square Loan Funding CLO, Ltd., Series 2022-4A, Class CR, (3-month USD CME Term SOFR + 2.40%) 6.068% 7/24/2031 (e)(f)(j)	3,571	3,511
Palmer Square Loan Funding CLO, Ltd., Series 2024-3A, Class CR, (3-month USD CME Term SOFR + 1.85%) 5.51% 8/8/2032 (e)(f)(j)	800	789
Palmer Square Loan Funding CLO, Ltd., Series 2024-2A, Class A1R, (3-month USD CME Term SOFR + 0.82%) 4.489% 1/15/2033 (e)(f)(j)	23,715	23,727
Palmer Square Loan Funding CLO, Ltd., Series 2024-2A, Class A2R, (3-month USD CME Term SOFR + 1.15%) 4.819% 1/15/2033 (e)(f)(j)	26,000	26,005
Palmer Square Loan Funding CLO, Ltd., Series 2024-2A, Class BR, (3-month USD CME Term SOFR + 1.50%) 5.169% 1/15/2033 (e)(f)(j)	13,000	13,001
Palmer Square Loan Funding CLO, Ltd., Series 2024-2A, Class CR, (3-month USD CME Term SOFR + 1.95%) 5.619% 1/15/2033 (e)(f)(j)	9,650	9,623
Parallel CLO, Ltd., Series 2023-1A, Class A1R, (3-month USD CME Term SOFR + 1.39%) 5.058% 7/20/2036 (e)(f)(j)	3,000	3,004
Parallel CLO, Ltd., Series 2023-1A, Class BR, (3-month USD CME Term SOFR + 2.05%) 5.718% 7/20/2036 (e)(f)(j)	2,455	2,434
Pikes Peak CLO, Series 2020-6A, Class ARR, (3-month USD CME Term SOFR + 0.94%) 4.595% 5/18/2034 (e)(f)(j)	3,840	3,836
Post CLO, Ltd., Series 2022-1A, Class CR, (3-month USD CME Term SOFR + 1.70%) 5.362% 4/20/2035 (e)(f)(j)	6,000	5,956
Saratoga Investment Corp. CLO, Ltd., Series 2013-1A, Class A1R4, (3-month USD CME Term SOFR + 1.30%) 4.968% 4/20/2033 (e)(f)(j)	13,818	13,825
Sound Point CLO, Ltd., Series 2021-1A, Class CR, (3-month USD CME Term SOFR + 1.85%) 5.518% 4/25/2034 (e)(f)(j)	2,000	1,990
Sound Point CLO, Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.616%) 6.184% 7/15/2034 (e)(f)(j)	1,000	1,001
Sound Point CLO, Ltd., Series 2022-1A, Class AR, (3-month USD CME Term SOFR + 1.10%) 4.768% 4/20/2035 (e)(f)(j)	6,642	6,645
Sound Point CLO, Ltd., Series 2022-1A, Class BR, (3-month USD CME Term SOFR + 1.75%) 5.418% 4/20/2035 (e)(f)(j)	1,675	1,675
Steele Creek CLO, Ltd., Series 2019-1A, Class ARR, (3-month USD CME Term SOFR + 1.04%) 4.712% 4/15/2032 (e)(f)(j)	15,625	15,624
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unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Collateralized loan obligations (continued)	Principal amount (000)	Value (000)
Steele Creek CLO, Ltd., Series 2019-1A, Class DRR, (3-month USD CME Term SOFR + 3.00%) 6.672% 4/15/2032 (e)(f)(j)	USD4,000	$3,962
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 4.672% 7/15/2032 (e)(f)(j)	6,645	6,638
Stratus Static CLO, Ltd., Series 2025-1A, Class B, (3-month USD CME Term SOFR + 1.45%) 5.122% 7/15/2033 (e)(f)(j)	5,250	5,241
Sycamore Tree CLO, Ltd., Series 2023-2A, Class BR2, (3-month USD CME Term SOFR + 1.65%) 5.323% 1/20/2037 (e)(f)(j)	4,000	3,995
TCW CLO, Ltd., Series 2019-1A, Class DR, (3-month USD CME Term SOFR + 3.932%) 7.584% 8/16/2034 (e)(f)(j)	1,500	1,434
Thompson Park CLO, Ltd., Series 2021-1A, Class A1R, (3-month USD CME Term SOFR + 1.05%) 4.722% 4/15/2034 (e)(f)(j)	27,449	27,439
Trimaran CAVU CLO, Ltd., Series 2021-2A, Class CR, (3-month USD CME Term SOFR + 1.80%) 5.447% 10/25/2034 (e)(f)(j)	5,875	5,836
Trinitas CLO, Ltd., Series 2020-12A, Class A1R2, (3-month USD CME Term SOFR + 1.05%) 4.908% 4/25/2033 (e)(f)(j)	11,038	11,037
Trinitas CLO, Ltd., Series 2020-12A, Class B1R2, (3-month USD CME Term SOFR + 1.55%) 5.218% 4/25/2033 (e)(f)(j)	1,318	1,315
Trinitas CLO, Ltd., Series 2020-12A, Class CR2, (3-month USD CME Term SOFR + 1.80%) 5.658% 4/25/2033 (e)(f)(j)	818	815
Trinitas CLO, Ltd., Series 2021-17A, Class CR, (3-month USD CME Term SOFR + 2.00%) 5.668% 10/20/2034 (e)(f)(j)	5,075	5,044
Valley Stream Park CLO, Ltd., Series 2022-1A, Class ARR, (3-month USD CME Term SOFR + 1.19%) 4.858% 1/20/2037 (e)(f)(j)	24,000	24,011
Venture CDO CLO, Ltd., Series 2018-32, Class A2A, (3-month USD CME Term SOFR + 1.332%) 4.999% 7/18/2031 (e)(f)(j)	100	100
Venture CDO CLO, Ltd., Series 2019-36A, Class A1AR, (3-month USD CME Term SOFR + 1.13%) 5.059% 4/20/2032 (e)(f)(j)	4,329	4,333
Vibrant CLO, Ltd., Series 2021-12A, Class BRR, (3-month USD CME Term SOFR + 1.95%) 5.618% 4/20/2034 (e)(f)(j)	2,341	2,328
Vibrant CLO, Ltd., Series 2018-9RA, Class A1, (3-month USD CME Term SOFR + 1.00%) 4.668% 4/20/2037 (e)(f)(j)	14,801	14,707
Wellfleet CLO, Ltd., Series 2021-1A, Class CR, (3-month USD CME Term SOFR + 2.15%) 5.818% 4/20/2034 (e)(f)(j)	6,000	5,965
Whetstone Park CLO, Ltd., Series 2021-1A, Class CR, (3-month USD CME Term SOFR + 1.70%) 5.368% 1/20/2035 (e)(f)(j)	4,889	4,867
Wind River CLO, Ltd., Series 2021-2A, Class CR, (3-month USD CME Term SOFR + 2.00%) 5.668% 7/20/2034 (e)(f)(j)	3,077	3,057
Wind River CLO, Ltd., Series 2022-1A, Class AR, (3-month USD CME Term SOFR + 1.35%) 5.018% 7/20/2035 (e)(f)(j)	5,000	4,995
		725,726
Credit card 0.13%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (e)(j)	20,924	20,945
Barclays Dryrock Issuance Trust, Series 2025-1, Class A, 3.97% 7/15/2031 (j)	21,952	21,878
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029 (e)(j)	1,928	1,945
Evergreen Credit Card Trust, Series 2025-CRT5, Class C, 5.53% 5/15/2029 (e)(j)	1,475	1,484
First National Master Note Trust, Series 2025-1, Class A, 4.85% 2/15/2030 (j)	9,652	9,777
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030 (j)	4,219	4,273
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (e)(j)	17,319	17,327
Imprint Payments Credit Card Master Trust, Series 2025-A, Class B, 5.24% 9/15/2029 (e)(j)	2,236	2,229
Imprint Payments Credit Card Master Trust, Series 2025-A, Class C, 5.48% 9/15/2029 (e)(j)	1,239	1,235
Imprint Payments Credit Card Master Trust, Series 2025-A, Class D, 5.82% 9/15/2029 (e)(j)	1,792	1,783
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (e)(j)	8,468	8,490
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Credit card (continued)	Principal amount (000)	Value (000)
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029 (e)(j)	USD4,941	$4,955
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (e)(j)	4,083	4,082
Mission Lane Credit Card Master Trust, Series 2025-C, Class C, 5.37% 12/16/2030 (e)(j)	1,928	1,926
Mission Lane Credit Card Master Trust, Series 2025-C, Class D, 5.71% 12/16/2030 (e)(j)	1,942	1,930
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (e)(j)	9,845	9,888
Mission Lane Credit Card Master Trust, Series 2025-B, Class C, 5.41% 9/15/2031 (e)(j)	1,263	1,268
Mission Lane Credit Card Master Trust, Series 2025-B, Class D, 5.80% 9/15/2031 (e)(j)	2,578	2,541
World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/15/2031 (j)	8,090	8,201
World Financial Network Credit Card Master Trust, Series 2024-B, Class A, 4.62% 5/15/2031 (j)	2,109	2,123
		128,280
Student loan 0.08%
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (e)(j)	7,429	7,451
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069 (e)(j)	893	818
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (e)(j)	9,359	8,509
Nelnet Student Loan Trust, Series 2026-A, Class B, 4.78% 2/21/2061 (e)(j)	4,015	3,970
Nelnet Student Loan Trust, Series 2026-A, Class C, 5.34% 2/21/2061 (e)(j)	3,903	3,814
Nelnet Student Loan Trust, Series 2026-A, Class D, 5.84% 2/21/2061 (e)(j)	2,223	2,185
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (e)(j)	1,265	1,195
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (e)(j)	10,802	10,303
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (e)(j)	31,031	29,412
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 4.53% 4/20/2062 (e)(f)(j)	9,358	9,317
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 5.043% 7/25/2051 (e)(f)(j)	751	750
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052 (e)(j)	1,861	1,899
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053 (e)(j)	2,751	2,520
		82,143
Total asset-backed obligations		6,920,145
Bonds & notes of governments & government agencies outside the U.S. 1.80% Mexico 1.19%
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (e)	569,124	572,823
Eagle Funding LuxCo SARL 5.50% 8/17/2030	145,780	146,727
United Mexican States 6.00% 5/13/2030	13,790	14,262
United Mexican States 4.75% 4/27/2032	12,760	12,275
United Mexican States 5.85% 7/2/2032	20,000	20,097
United Mexican States 5.375% 3/22/2033	30,365	29,758
United Mexican States 4.875% 5/19/2033	20,788	19,723
United Mexican States 5.625% 2/9/2034	21,836	21,383
United Mexican States 3.50% 2/12/2034	75,212	64,231
United Mexican States 4.50% 3/19/2034	EUR18,005	20,303
United Mexican States 6.35% 2/9/2035	USD253	259
United Mexican States 5.625% 9/22/2035	15,237	14,765
United Mexican States 6.00% 5/7/2036	133,950	133,401
United Mexican States 6.875% 5/13/2037	46,000	48,300
United Mexican States 6.625% 1/29/2038	2,425	2,477
United Mexican States 6.125% 2/9/2038	8,596	8,387
United Mexican States 5.125% 3/19/2038	EUR18,005	20,151
United Mexican States 5.00% 4/27/2051	USD5,100	3,998
United Mexican States 4.40% 2/12/2052	229	163
United Mexican States 6.338% 5/4/2053	4,895	4,565
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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Mexico (continued)	Principal amount (000)	Value (000)
United Mexican States 7.375% 5/13/2055	USD25,110	$26,442
United Mexican States 3.75% 4/19/2071	465	270
		1,184,760
Greece 0.39%
Greece (Hellenic Republic of) 1.50% 6/18/2030	EUR77,550	84,141
Greece (Hellenic Republic of) 0.75% 6/18/2031	68,950	70,475
Greece (Hellenic Republic of) 4.25% 6/15/2033	176,100	213,523
Greece (Hellenic Republic of) 3.625% 6/15/2035	21,000	24,029
		392,168
Peru 0.04%
Peru (Republic of) 2.783% 1/23/2031	USD29,245	26,718
Peru (Republic of) 5.875% 8/8/2054	4,250	4,108
Peru (Republic of) 2.78% 12/1/2060	12,750	6,755
		37,581
Kuwait 0.04%
Kuwait (State of) 4.652% 10/9/2035 (e)	36,000	34,623
Australia 0.03%
New South Wales Treasury Corp. 4.25% 2/20/2036	AUD15,875	9,864
New South Wales Treasury Corp. 5.25% 2/24/2038	16,051	10,576
Treasury Corp. of Victoria 5.50% 9/15/2039	19,384	12,795
		33,235
Saudi Arabia 0.03%
Saudi Arabia (Kingdom of) 5.125% 1/13/2028 (e)	USD11,565	11,691
Saudi Arabia (Kingdom of) 4.125% 1/12/2029 (e)	11,919	11,767
Saudi Arabia (Kingdom of) 5.875% 1/12/2056 (e)	4,326	4,146
		27,604
Canada 0.03%
Ontario (Province of) 3.90% 9/4/2030	25,352	25,220
South Korea 0.02%
Korea Electric Power Corp. 4.75% 2/13/2028 (e)	4,640	4,684
Korea Electric Power Corp. 5.125% 4/23/2034	3,000	3,092
Korea National Oil Corp. 4.625% 3/31/2028 (e)	5,000	5,032
Korea National Oil Corp. 4.75% 3/31/2030 (e)	7,810	7,900
Korea National Oil Corp. 2.625% 4/18/2032	3,000	2,683
		23,391
Panama 0.02%
Panama (Republic of) 3.75% 4/17/2026	10,772	10,762
Panama (Republic of) 2.252% 9/29/2032	13,462	11,089
		21,851
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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Indonesia 0.01%	Principal amount (000)	Value (000)
Indonesia (Republic of), Series 31, 0.99% 5/27/2027	JPY1,000,000	$6,251
Indonesia (Republic of), Series 32, 1.33% 5/25/2029	800,000	4,890
Indonesia Asahan Aluminium (Persero) PT 5.80% 5/15/2050	USD1,500	1,365
		12,506
Chile 0.00%
Chile (Republic of) 4.35% 4/13/2031	3,120	3,063
Total bonds & notes of governments & government agencies outside the U.S.		1,796,002
Municipals 0.53% California 0.00%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	1,465	1,297
Illinois 0.39%
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	14,400	14,240
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/ 2039	57,980	54,903
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/ 2040	5,770	5,514
City of Chicago, GO Bonds, Series 2026-A, 5.879% 1/1/2031	18,780	18,860
City of Chicago, GO Bonds, Series 2026-A, 6.226% 1/1/2032	12,400	12,457
City of Chicago, GO Bonds, Series 2026-B, 6.226% 1/1/2032	11,170	11,222
City of Chicago, GO Bonds, Series 2026-A, 6.326% 1/1/2033	8,950	8,994
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	257,969	262,877
GO Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2/1/2035	3,963	4,152
Housing Dev. Auth., Rev. Bonds, Series 2016-A, 4.00% 4/1/2046	10	10
		393,229
Massachusetts 0.04%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	36,500	37,907
Michigan 0.00%
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 6/1/2047	750	750
Minnesota 0.00%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 1/1/2045	390	390
Nebraska 0.00%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 9/1/2046	175	175
New Jersey 0.00%
Econ. Dev. Auth., State Pension Funding Bonds, Series 1997-A, NATL, 7.425% 2/15/2029	2,689	2,821
New York 0.03%
New York City GO Bonds, Fiscal 2026, Series 2026-E-1, 5.559% 10/1/2045	13,945	13,710
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Bonds, notes & other debt instruments (continued) Municipals (continued) New York (continued)	Principal amount (000)	Value (000)
New York City GO Bonds, Fiscal 2026, Series 2026-E-1, 5.372% 10/1/2051	USD9,995	$9,603
New York City GO Bonds, Fiscal 2026, Series 2026-E-2, 5.392% 10/1/2055	3,935	3,793
		27,106
Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	23,325	21,146
Puerto Rico 0.01%
GO Taxable Bonds, Series 2022, 0% 11/1/2043 (f)	19,286	12,946
Tennessee 0.00%
Housing Dev. Agcy., Homeownership Program Bonds, Series 2015-A, 3.50% 7/1/2045	190	190
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-1-A, AMT, 4.00% 7/1/2045	300	300
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, AMT, 4.00% 1/1/2046	470	470
		960
Texas 0.01%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/ 2052	6,730	4,686
Utah 0.00%
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, FHA, 4.00% 1/1/2045	375	375
Wisconsin 0.03%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	27,945	27,543
Total municipals		531,331
Loans 0.27% Communication services 0.07%
Connect Finco SARL, Term Loan B, (1-month USD CME Term SOFR + 4.50%) 8.168% 9/27/2029 (f)(l)	34,822	34,928
Gray Television, Inc., Term Loan D, (3-month USD CME Term SOFR + 3.114%) 6.782% 12/1/2028 (f)(l)	27,000	27,029
Versant Media Group, Inc., Term Loan B, (3-month USD CME Term SOFR + 1.75%) 5.45% 1/30/2031 (f)(l)	10,005	10,010
		71,967
Industrials 0.07%
Amentum Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 2.00%) 5.668% 9/29/2031 (f)(l)	66,780	66,832
TransDigm, Inc., Term Loan N, (1-month USD CME Term SOFR + 2.50%) 6.168% 2/13/2033 (f)(l)	4,875	4,882
		71,714
Financials 0.05%
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (e)(f)(h)(l)	48,769	48,769
Health care 0.04%
Owens & Minor, Inc., Term Loan, (3-month USD CME Term SOFR + 3.85%) 7.518% 3/29/2029 (f)(l)	43,664	39,451
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Bonds, notes & other debt instruments (continued) Loans (continued) Information technology 0.04%	Principal amount (000)	Value (000)
Viasat, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.614%) 8.282% 3/2/2029 (f)(l)	USD7,942	$7,975
Viasat, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.614%) 8.289% 5/30/2030 (f)(l)	29,909	29,974
		37,949
Materials 0.00%
Consolidated Energy Finance SA, Term Loan B, (3-month USD CME Term SOFR + 4.75%) 8.414% 11/15/2030 (f)(l)	2,425	2,334
Utilities 0.00%
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.00%) 5.668% 11/25/2032 (f)(l)	1,172	1,174
Consumer discretionary 0.00%
Mercury Aggregator, LP, Term Loan 2, 19.00% PIK 2/3/2026 (g)(h)(l)(m)	48	— (b)
Mercury Aggregator, LP, Term Loan, 19.00% PIK 2/3/2026 (g)(h)(l)(m)	88	— (b)
		— (b)
Total loans		273,358
Total bonds, notes & other debt instruments (cost: $98,347,877,000)		97,390,094
Common stocks 0.02% Health care 0.02%	Shares
Rotech Healthcare, Inc. (h)(i)(n)	342,069	23,989
Consumer discretionary 0.00%
NMG Parent, LLC (h)(n)	3,867	— (b)
Total common stocks (cost: $12,646,000)		23,989
Preferred securities 0.01% Financials 0.01%
CoBank, ACB, Class E, 5.091% perpetual noncumulative preferred shares (e)(f)	6,250	4,938
Total preferred securities (cost: $5,820,000)		4,938
Short-term securities 3.99% Money market investments 3.99%
Capital Group Central Cash Fund 3.71% (o)(p)	39,832,222	3,982,824
Total short-term securities (cost: $3,982,901,000)		3,982,824
Total investment securities 101.65% (cost: $102,349,244,000)		101,401,845
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TBA sale commitments (0.29)% Mortgage-backed obligations (0.29)% Federal agency mortgage-backed obligations (0.29)%	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 3.50% 4/1/2056 (j)(k)	USD(135,593)	$(124,322)
Uniform Mortgage-Backed Security 4.50% 4/1/2056 (j)(k)	(108,531)	(104,758)
Uniform Mortgage-Backed Security 4.00% 5/1/2056 (j)(k)	(61,861)	(58,331)
Total TBA sale commitments (proceeds: $290,059,000)		(287,411)
Other assets less liabilities (1.36)%		(1,362,327)
Net assets 100.00%		$99,752,107
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2026 (000)
3 Month SOFR Futures	Long	805	9/16/2026	USD193,874	$(909)
3 Month SOFR Futures	Long	52,198	3/17/2027	12,575,151	6,571
2 Year U.S. Treasury Note Futures	Long	74,702	7/6/2026	15,496,580	(77,588)
5 Year U.S. Treasury Note Futures	Long	66,716	7/6/2026	7,217,316	(79,565)
10 Year Italy Government Bond Futures	Long	2,773	6/10/2026	372,697	(17,375)
10 Year Euro-Bund Futures	Short	5,640	6/10/2026	(817,417)	22,356
10 Year Australian Treasury Bond Futures	Short	543	6/15/2026	(40,369)	105
10 Year Ultra U.S. Treasury Note Futures	Long	25,162	6/30/2026	2,856,280	(5,906)
10 Year U.S. Treasury Note Futures	Long	18,237	6/30/2026	2,025,162	8,697
20 Year U.S. Treasury Bond Futures	Long	18,907	6/30/2026	2,153,035	(68,190)
30 Year Ultra U.S. Treasury Bond Futures	Long	29,887	6/30/2026	3,483,703	(101,515)
					$(313,319)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	90,063	EUR	76,149	Citibank	4/1/2026	$2,042
EUR	76,149	USD	87,309	Citibank	4/1/2026	712
USD	35,116	MXN	623,462	Morgan Stanley	4/13/2026	368
USD	15,147	GBP	11,382	BNP Paribas	4/13/2026	83
MXN	395,875	USD	22,103	Morgan Stanley	4/13/2026	(40)
USD	21,998	AUD	31,377	Morgan Stanley	4/14/2026	353
USD	21,504	AUD	30,673	Morgan Stanley	4/14/2026	345
USD	13,743	AUD	19,560	RBC Capital Markets	4/14/2026	250
USD	227,183	JPY	35,590,582	Citibank	4/15/2026	2,608
USD	94,846	JPY	14,837,827	JPMorgan Chase	4/15/2026	1,220
JPY	14,837,827	USD	94,713	Citibank	4/15/2026	(1,087)
JPY	31,289,200	EUR	171,696	Citibank	4/15/2026	(1,168)
USD	148,245	EUR	126,970	JPMorgan Chase	4/21/2026	1,331
USD	336,530	EUR	291,584	Citibank	4/21/2026	(854)
BRL	206,028	USD	39,348	Citibank	4/22/2026	259
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Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	146,604	EUR	126,912	Bank of America	4/24/2026	$(264)
USD	87,462	EUR	76,149	Citibank	5/8/2026	(720)
						$5,438
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
3.948%	Annual	SOFR	Annual	11/6/2026	USD44,000	$51	$—	$51
SOFR	Annual	3.848%	Annual	11/15/2026	39,000	(24)	—	(24)
SOFR	Annual	3.8045%	Annual	12/15/2026	52,000	(23)	—	(23)
SOFR	Annual	3.39981%	Annual	3/31/2027	745,100	6,580	—	6,580
SOFR	Annual	3.34%	Annual	10/3/2027	903,000	4,571	—	4,571
SOFR	Annual	3.2715%	Annual	10/17/2027	369,935	2,274	—	2,274
3.998%	Annual	SOFR	Annual	12/4/2028	172,951	1,795	—	1,795
SOFR	Annual	3.3125%	Annual	10/7/2029	96,314	856	—	856
SOFR	Annual	3.455%	Annual	10/7/2029	97,198	408	—	408
SOFR	Annual	3.4445%	Annual	10/7/2029	48,599	204	—	204
SOFR	Annual	3.4805%	Annual	10/7/2029	48,599	163	—	163
SOFR	Annual	3.551%	Annual	10/7/2029	97,198	101	—	101
SOFR	Annual	3.543%	Annual	10/7/2029	48,599	63	—	63
SOFR	Annual	3.552%	Annual	10/7/2029	31,800	32	—	32
SOFR	Annual	3.917%	Annual	11/8/2029	27,695	(312)	—	(312)
SOFR	Annual	3.909%	Annual	11/8/2029	55,000	(604)	—	(604)
SOFR	Annual	3.901%	Annual	11/8/2029	166,000	(1,779)	—	(1,779)
SOFR	Annual	3.9195%	Annual	11/15/2029	66,530	(758)	—	(758)
SOFR	Annual	3.763%	Annual	12/12/2029	95,760	(595)	—	(595)
SOFR	Annual	3.4415%	Annual	2/28/2030	155,000	797	—	797
SOFR	Annual	3.797%	Annual	3/31/2030	23,036	(97)	—	(97)
SOFR	Annual	3.794%	Annual	3/31/2030	44,024	(179)	—	(179)
SOFR	Annual	3.796%	Annual	3/31/2030	44,024	(184)	—	(184)
SOFR	Annual	3.7815%	Annual	3/31/2030	87,062	(304)	—	(304)
SOFR	Annual	3.6065%	Annual	5/12/2030	84,730	(63)	—	(63)
SOFR	Annual	3.338%	Annual	8/31/2030	224,280	2,299	—	2,299
SOFR	Annual	3.2175%	Annual	9/18/2030	133,657	2,091	—	2,091
SOFR	Annual	3.2385%	Annual	9/18/2030	69,156	1,022	—	1,022
SOFR	Annual	3.2145%	Annual	9/18/2030	33,343	526	—	526
SOFR	Annual	3.2155%	Annual	9/18/2030	33,343	524	—	524
SOFR	Annual	3.237%	Annual	10/24/2030	225,880	3,449	—	3,449
SOFR	Annual	3.5535%	Annual	2/2/2031	97,850	241	—	241
3.403%	Annual	SOFR	Annual	6/17/2031	164,787	(1,596)	—	(1,596)
SOFR	Annual	3.4805%	Annual	10/2/2032	116,500	1,406	—	1,406
SOFR	Annual	3.482%	Annual	10/2/2032	37,900	454	—	454
SOFR	Annual	3.34%	Annual	10/24/2032	167,025	3,424	—	3,424
SOFR	Annual	3.50061%	Annual	11/3/2032	233,815	2,634	—	2,634
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Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.639%	Annual	1/14/2033	590,857	$2,260	$—	$2,260
SOFR	Annual	3.577%	Annual	1/31/2033	159,040	1,206	—	1,206
SOFR	Annual	3.61832%	Annual	1/31/2033	147,000	691	—	691
SOFR	Annual	3.67958%	Annual	1/31/2033	147,500	171	—	171
SOFR	Annual	3.6715%	Annual	3/23/2033	345,000	828	—	828
SOFR	Annual	3.821%	Annual	3/31/2033	345,120	(2,327)	—	(2,327)
SOFR	Annual	4.1615%	Annual	5/15/2033	8,600	(238)	—	(238)
SOFR	Annual	4.15%	Annual	5/15/2033	18,560	(500)	—	(500)
4.0135%	Annual	SOFR	Annual	8/21/2033	26,800	485	—	485
SOFR	Annual	3.6038%	Annual	1/8/2034	119,375	1,178	—	1,178
SOFR	Annual	3.8365%	Annual	3/6/2034	14,081	(78)	—	(78)
SOFR	Annual	3.6385%	Annual	10/2/2035	172,279	2,633	—	2,633
SOFR	Annual	3.6775%	Annual	10/8/2035	172,091	2,111	—	2,111
SOFR	Annual	3.663%	Annual	10/9/2035	123,355	1,656	—	1,656
SOFR	Annual	3.504%	Annual	10/24/2035	123,765	3,262	—	3,262
SOFR	Annual	3.66593%	Annual	11/3/2035	173,270	2,346	—	2,346
SOFR	Annual	3.738%	Annual	11/15/2035	122,210	924	—	924
SOFR	Annual	3.8035%	Annual	1/16/2036	251,572	806	—	806
SOFR	Annual	3.73632%	Annual	6/17/2036	183,704	1,934	—	1,934
SOFR	Annual	3.41%	Annual	7/28/2045	319,700	31,308	—	31,308
4.07464%	Annual	SOFR	Annual	6/17/2056	45,322	(288)	—	(288)
						$79,815	$—	$79,815
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 3/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
14.5956%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL1,336,880	$6,547	$—	$6,547
14.24%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	717,995	2,302	—	2,302
14.585%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	159,297	767	—	767
12.99%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	295,990	(2,061)	—	(2,061)
13.04%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	331,200	(2,165)	—	(2,165)
12.99%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	331,400	(2,307)	—	(2,307)
13.18%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	452,415	(2,454)	—	(2,454)
12.32%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	203,200	(2,520)	—	(2,520)
13.31%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	650,550	(2,954)	—	(2,954)
12.365%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	309,264	(3,713)	—	(3,713)
12.36%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	311,195	(3,750)	—	(3,750)
12.3075%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	309,300	(3,870)	—	(3,870)
13.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	618,600	(3,992)	—	(3,992)
12.36%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	618,520	(7,453)	—	(7,453)
12.35%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	617,700	(7,502)	—	(7,502)
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unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Bilateral interest rate swaps (continued)
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 3/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
12.303%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	BRL609,690	$(7,641)	$—	$(7,641)
13.115%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2031	164,188	(1,094)	—	(1,094)
13.105%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2031	166,207	(1,124)	—	(1,124)
13.03%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2031	352,725	(2,642)	—	(2,642)
12.875%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2031	520,000	(3,768)	—	(3,768)
13.135%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2031	681,200	(4,405)	—	(4,405)
							$(55,799)	$—	$(55,799)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 3/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
CDX.NA.HY.45	5.00%	Quarterly	12/20/2030	USD943,911	$(49,755)	$(64,886)	$15,131
ITRAXX.EUR.45	1.00%	Quarterly	6/20/2031	EUR188,170	(2,981)	(3,198)	217
CDX.NA.HY.46	5.00%	Quarterly	6/20/2031	USD79,400	(3,814)	(3,811)	(3)
					$(56,550)	$(71,895)	$15,345
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount (q) (000)	Value at 3/31/2026 (r) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
CDX.NA.IG.46	1.00%	Quarterly	6/20/2031	USD 14,600	$252	$239	$13
Investments in affiliates (p)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend or interest income (000)
Short-term securities 3.99%
Money market investments 3.99%
Capital Group Central Cash Fund 3.71% (o)	$6,914,608	$4,381,582	$7,312,487	$204	$(1,083)	$3,982,824	$48,404
Restricted securities (i)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc. (h)(n)	9/26/2013	$12,646	$23,989	0.02%
HPHT Finance 25, Ltd. 5.00% 2/21/2030	4/8/2025-6/16/2025	9,543	9,638	0.01
Modec Finance BV 7.84% 7/15/2026 (h)	7/28/2023	5,000	5,058	0.01
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Restricted securities (i) (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
CK Hutchison International (21), Ltd. 3.125% 4/15/2041	5/19/2025	$1,015	$1,062	0.00%(s)
Black Diamond CLO, Ltd., Series 2016-1X, Class A1AR, (3-month USD CME Term SOFR + 1.292%) 4.96% 4/26/2031 (f)(j)	9/5/2024	1,030	1,029	0.00 (s)
Total		$29,234	$40,776	0.04%

(a)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $920,885,000, which represented 0.92% of the net assets of the fund.
(b)	Amount less than one thousand.
(c)	Index-linked bond whose principal amount moves with a government price index.
(d)	Step bond; coupon rate may change at a later date.
(e)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $15,339,434,000, which represented 15.38% of the net assets of the fund.

(f)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(g)	Scheduled interest and/or principal payment was not received.
(h)	Value determined using significant unobservable inputs.
(i)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(j)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(k)	Represents securities transacted on a TBA basis.
(l)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $273,358,000, which represented 0.27% of the net assets of the fund.

(m)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(n)	Non-income producing.
(o)	Rate represents the seven-day yield at 3/31/2026.
(p)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(q)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(r)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

(s)	Amount less than 0.01%.
The Bond Fund of America — Page 119 of 122

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $46,423,899,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $1,744,567,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $8,659,336,000 and $1,460,814,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar
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unaudited
or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of March 31, 2026, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$31,835,638	$—	$31,835,638
Corporate bonds and notes	—	29,817,072	8,396	29,825,468
Mortgage-backed obligations	—	26,199,905	8,247	26,208,152
Asset-backed obligations	—	6,911,400	8,745	6,920,145
Bonds & notes of governments & government agencies outside the U.S.	—	1,796,002	—	1,796,002
Municipals	—	531,331	—	531,331
Loans	—	224,589	48,769	273,358
Common stocks	—	—	23,989	23,989
Preferred securities	—	4,938	—	4,938
Short-term securities	3,982,824	—	—	3,982,824
Total	$3,982,824	$97,320,875	$98,146	$101,401,845
Liabilities:
TBA sale commitments:
Mortgage-backed obligations	—	(287,411)	—	(287,411)

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unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$37,729	$—	$—	$37,729
Unrealized appreciation on open forward currency contracts	—	9,571	—	9,571
Unrealized appreciation on centrally cleared interest rate swaps	—	89,764	—	89,764
Unrealized appreciation on bilateral interest rate swaps	—	9,616	—	9,616
Unrealized appreciation on centrally cleared credit default swaps	—	15,361	—	15,361
Liabilities:
Unrealized depreciation on futures contracts	(351,048)	—	—	(351,048)
Unrealized depreciation on open forward currency contracts	—	(4,133)	—	(4,133)
Unrealized depreciation on centrally cleared interest rate swaps	—	(9,949)	—	(9,949)
Unrealized depreciation on bilateral interest rate swaps	—	(65,415)	—	(65,415)
Unrealized depreciation on centrally cleared credit default swaps	—	(3)	—	(3)
Total	$(313,319)	$44,812	$—	$(268,507)
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Key to abbreviation(s)
Agcy. = Agency
AMT = Alternative Minimum Tax
Assn. = Association
AUD = Australian dollars
Auth. = Authority
BBSW = Bank Bill Swap Rate
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
Certs. = Certificates
CLO = Collateralized Loan Obligations
CME = CME Group
DAC = Designated Activity Company
Dev. = Development
Econ. = Economic
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
EV = Enterprise value

FHA = Federal Housing Administration insured
Fin. = Finance
Fncg. = Financing
FSA = Financial Security Assurance insured
GBP = British pounds
GO = General Obligation
ICE = Intercontinental Exchange, Inc.
JPY = Japanese yen
MXN = Mexican pesos
NATL = National Public Finance Guarantee Corp. insured
PIK = Payment In Kind
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
MFGEFP1-008-0526
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